UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.64%
101,655	Dow Chemical Co	$ 4,310,172
34,075	PPG Industries Inc	2,988,037
19,756	Sherwin-Williams Co	4,401,241
		11,699,450
Communications — 21.85%
30,384	Amazon.com Inc(a)	15,553,266
115,799	Cisco Systems Inc	3,039,724
216,276	Comcast Corp Class A	12,301,779
70,861	Expedia Inc	8,338,922
159,806	Facebook Inc Class A(a)	14,366,559
34,263	Google Inc Class A(a)	21,872,471
18,468	LinkedIn Corp Class A(a)	3,511,321
135,433	Pandora Media Inc(a)(b)	2,890,140
684,243	Sirius XM Holdings Inc(a)	2,559,069
43,335	Splunk Inc(a)	2,398,592
99,023	Walt Disney Co	10,120,151
		96,951,994
Consumer, Cyclical — 12.07%
35,937	Alaska Air Group Inc	2,855,195
35,667	Bed Bath & Beyond Inc(a)	2,033,732
33,621	Carter's Inc	3,047,408
6,880	Chipotle Mexican Grill Inc(a)	4,955,320
67,655	Delta Air Lines Inc	3,035,680
98,082	Dollar Tree Inc(a)	6,538,146
62,359	Las Vegas Sands Corp	2,367,771
68,579	Macy's Inc	3,519,474
40,794	O'Reilly Automotive Inc(a)	10,198,500
100,525	Ross Stores Inc	4,872,447
116,989	TJX Cos Inc	8,355,354
17,108	WABCO Holdings Inc(a)	1,793,432
		53,572,459
Consumer, Non-Cyclical — 27.59%
33,884	Alexion Pharmaceuticals Inc(a)	5,299,119
26,222	Biogen Inc(a)	7,651,842
96,326	Bristol-Myers Squibb Co	5,702,499
69,133	Cardinal Health Inc	5,310,797
33,452	Church & Dwight Co Inc	2,806,623
56,040	ConAgra Foods Inc	2,270,180
17,311	Cooper Cos Inc	2,576,916
18,832	CR Bard Inc	3,508,590
17,165	DENTSPLY International Inc	868,034
39,719	Estee Lauder Cos Inc Class A	3,204,529
95,064	Express Scripts Holding Co(a)	7,696,381
91,023	Gilead Sciences Inc	8,937,548
18,488	Illumina Inc(a)	3,250,560
23,298	Incyte Corp(a)	2,570,468
10,118	Intuitive Surgical Inc(a)	4,650,030
9,181	Jazz Pharmaceuticals PLC(a)	1,219,329
75,534	Johnson & Johnson	7,051,099
93,716	Kroger Co	3,380,336
77,544	Mead Johnson Nutrition Co Class A	5,459,098
172,543	PepsiCo Inc	16,270,805
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,251	Perrigo Co PLC	$ 2,241,255
208,061	Pfizer Inc	6,535,196
83,720	Philip Morris International Inc	6,641,508
6,195	Regeneron Pharmaceuticals Inc(a)	2,881,542
38,227	Teva Pharmaceutical Industries Ltd Sponsored ADR	2,158,296
56,355	Zoetis Inc	2,320,699
		122,463,279
Energy — 1.37%
31,267	Concho Resources Inc(a)	3,073,546
85,313	Halliburton Co	3,015,815
		6,089,361
Financial — 7.53%
53,057	Aflac Inc	3,084,204
15,136	Alliance Data Systems Corp(a)	3,919,921
59,582	American International Group Inc	3,385,449
23,599	Simon Property Group Inc REIT	4,335,608
268,655	Visa Inc Class A	18,714,508
		33,439,690
Industrial — 10.80%
56,828	3M Co	8,056,506
74,108	Boeing Co	9,704,443
53,067	Lockheed Martin Corp	11,001,320
3,852	Mettler-Toledo International Inc(a)	1,096,818
23,075	Parker-Hannifin Corp	2,245,197
62,249	SBA Communications Corp Class A(a)	6,519,960
44,466	Union Pacific Corp	3,931,239
40,088	Wabtec Corp	3,529,748
15,617	Waters Corp(a)	1,846,086
		47,931,317
Technology — 15.48%
56,594	Adobe Systems Inc(a)	4,653,159
196,525	Apple Inc	21,676,707
41,837	Cerner Corp(a)	2,508,547
24,818	Cognizant Technology Solutions Corp Class A(a)	1,553,855
65,008	Electronic Arts Inc(a)	4,404,292
172,883	EMC Corp	4,176,853
53,563	Fiserv Inc(a)	4,639,091
41,046	Intuit Inc	3,642,833
99,454	Maxim Integrated Products Inc	3,321,764
259,142	Oracle Corp	9,360,209
53,744	QUALCOMM Inc	2,887,665
19,642	Skyworks Solutions Inc	1,654,053
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
99,131	Xilinx Inc	$ 4,203,154
		68,682,182
TOTAL COMMON STOCK — 99.33% (Cost $422,592,855)		$440,829,732
EXCHANGE TRADED FUNDS
8,171	iShares Russell 1000 Growth ETF	759,903

EXCHANGE TRADED FUNDS — 0.17% (Cost $789,908)		$ 759,903
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.46%
$481,010	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $481,010 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	481,010
481,010	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $481,010 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	481,010
101,260	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $101,260 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(c)	101,260
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$481,010	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $481,010 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(c)
		$ 481,010
481,010	Undivided interest of 2.75% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $481,010 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(c)	481,010
SHORT TERM INVESTMENTS — 0.46% (Cost $2,025,300)		$ 2,025,300
TOTAL INVESTMENTS — 99.96% (Cost $425,408,063)		$443,614,935
OTHER ASSETS & LIABILITIES, NET — 0.04%		$ 189,283
TOTAL NET ASSETS — 100.00%		$443,804,218
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AMERICAN CENTURY GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AMERICAN CENTURY GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2015

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 440,829,732	$ —	$ —	$ 440,829,732
Exchange Traded Funds	759,903	—	—	759,903
Short Term Investments	—	2,025,300	—	2,025,300
Total Assets	$ 441,589,635	$ 2,025,300	$ 0	$ 443,614,935

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$425,944,064
Gross unrealized appreciation on investments	40,988,907
Gross unrealized depreciation on investments	(23,318,036)
Net unrealized appreciation on investments	$ 17,670,871

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 15.60%
95,400	Anixter International Inc(a)	$ 5,512,212
135,600	CBS Corp Class B	5,410,440
387,975	Interpublic Group of Cos Inc	7,421,962
103,400	Omnicom Group Inc	6,814,060
86,100	Tegna Inc	1,927,779
137,000	Viacom Inc Class B	5,911,550
		32,998,003
Consumer, Cyclical — 10.72%
60,500	Coach Inc	1,750,265
125,200	International Speedway Corp Class A	3,971,344
36,600	Madison Square Garden Co Class A(a)	2,640,324
223,600	Mattel Inc(b)	4,709,016
86,300	Newell Rubbermaid Inc	3,426,973
56,500	Nordstrom Inc	4,051,615
27,400	Tiffany & Co	2,115,828
		22,665,365
Consumer, Non-Cyclical — 20.79%
20,325	Bio-Rad Laboratories Inc Class A(a)	2,729,851
73,300	JM Smucker Co	8,362,797
64,200	Laboratory Corp of America Holdings(a)	6,963,774
42,625	Sotheby's (b)	1,363,147
89,100	St Jude Medical Inc	5,621,319
20,600	Towers Watson & Co Class A	2,418,028
451,800	Western Union Co	8,295,048
87,500	Zimmer Biomet Holdings Inc	8,218,875
		43,972,839
Energy — 4.92%
230,450	Bristow Group Inc	6,028,572
38,400	Contango Oil & Gas Co(a)	291,840
108,400	National Oilwell Varco Inc	4,081,260
		10,401,672
Financial — 26.68%
158,400	Aflac Inc	9,207,792
85,600	Blackstone Group LP	2,710,952
69,250	CBRE Group Inc Class A(a)	2,216,000
219,600	First American Financial Corp	8,579,772
148,300	Franklin Resources Inc	5,525,658
113,955	Janus Capital Group Inc	1,549,788
31,613	Jones Lang LaSalle Inc	4,545,001
182,200	KKR & Co LP	3,057,316
149,800	Lazard Ltd Class A	6,486,340
110,925	Northern Trust Corp	7,560,648
72,800	Progressive Corp	2,230,592
Shares		Fair Value
Financial — (continued)
39,700	T Rowe Price Group Inc	$ 2,759,150
		56,429,009
Industrial — 16.25%
66,500	Illinois Tool Works Inc	5,473,615
338,900	Kennametal Inc	8,435,221
34,900	Snap-on Inc	5,267,806
101,502	Stanley Black & Decker Inc	9,843,664
43,796	Thermo Fisher Scientific Inc	5,355,375
		34,375,681
TOTAL COMMON STOCK — 94.96% (Cost $207,763,713)		$200,842,569
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.89%
$4,000,000	Federal Home Loan Bank 0.08%, 10/22/2015	3,999,813
Repurchase Agreements — 0.67%
334,600	Undivided interest of 0.54% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $334,600 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	334,600
334,600	Undivided interest of 0.54% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $334,600 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	334,600
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$334,600	Undivided interest of 1.17% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $334,600 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(c)	$334,600
70,437	Undivided interest of 1.80% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $70,437 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(c)	70,437
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$334,600	Undivided interest of 1.92% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $334,600 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(c)
$ 334,600
1,408,837
SHORT TERM INVESTMENTS — 2.56% (Cost $5,408,650)	$ 5,408,650
TOTAL INVESTMENTS — 97.52% (Cost $213,172,363)	$206,251,219
OTHER ASSETS & LIABILITIES, NET — 2.48%	$ 5,240,657
TOTAL NET ASSETS — 100.00%	$211,491,876
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Collateral received for securities on loan.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 200,842,569	$ —	$ —	$ 200,842,569
Short Term Investments	—	5,408,650	—	5,408,650
Total Assets	$ 200,842,569	$ 5,408,650	$ 0	$ 206,251,219

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$213,225,684
Gross unrealized appreciation on investments	16,816,018
Gross unrealized depreciation on investments	(23,790,483)
Net unrealized depreciation on investments	$ (6,974,465)

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.85%
$1,010,259	Americold 2010 LLC Trust(a) Series 2010-ARTA Class A1 3.85%, 01/14/2029	$ 1,055,079
1,000,000	Avis Budget Rental Car Funding AESOP LLC(a) Series 2011-3A Class A 3.41%, 11/20/2017	1,022,471
1,500,000	CAL Funding II Ltd(a) Series 2013-1A Class A 3.35%, 03/27/2028	1,518,606
2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	2,540,567
687,822	Honda Auto Receivables Owner Trust Series 2013-4 Class A3 0.69%, 09/18/2017	687,433
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,148,518
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	4,145,908
	Morgan Stanley Capital I Trust(b)
	Series 2007-T25 Class A3
1,928,701	5.51%, 11/12/2049	2,001,536
	Series 2006-T21 Class A4
87,895	5.16%, 10/12/2052	87,801
802,355	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1 Class A1 3.35%, 11/15/2043	833,489
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
1,000,000	2.03%, 03/15/2045	1,009,718
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,915,948
	Series 2013-C17 Class A2
930,000	2.92%, 12/15/2046	960,396
		19,927,470
U.S. Government Agency — 0.62%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,694,543
	Series K036 Class A1
2,336,088	2.78%, 04/25/2023	2,445,924
	Series K045 Class A1
495,135	2.49%, 11/25/2024	511,161
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2014-M10 Class ASQ2 2.17%, 09/25/2019	$ 2,041,422
		6,693,050
TOTAL ASSET-BACKED SECURITIES — 2.47% (Cost $26,227,132)		$26,620,520
CORPORATE BONDS AND NOTES
Basic Materials — 1.08%
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,015,412
1,000,000	Anglo American Capital PLC(a) 4.13%, 04/15/2021	852,078
1,000,000	Eastman Chemical Co 3.80%, 03/15/2025	976,178
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,065,527
1,000,000	FMC Corp 5.20%, 12/15/2019	1,090,671
2,000,000	Freeport-McMoRan Copper & Gold Inc 2.38%, 03/15/2018	1,750,000
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	475,000
500,000	6.00%, 11/15/2041	350,000
1,000,000	International Paper Co 3.65%, 06/15/2024	988,282
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,259,139
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	954,486
500,000	Rio Tinto Finance USA Ltd 7.13%, 07/15/2028	621,117
250,000	Vale Overseas Ltd(c) 4.63%, 09/15/2020	239,912
		11,637,802
Communications — 2.61%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,308,523
1,000,000	6.65%, 11/15/2037	1,193,333
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020	1,092,300
	AT&T Inc
500,000	6.15%, 09/15/2034	545,859
1,000,000	5.35%, 09/01/2040	987,829
1,000,000	CBS Corp 3.70%, 08/15/2024	981,538
	Comcast Corp
1,000,000	4.25%, 01/15/2033	993,859
1,000,000	4.65%, 07/15/2042	1,028,204
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,126,928
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	714,838
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 1.75%, 01/15/2018	$ 996,824
1,000,000	eBay Inc(c) 2.20%, 08/01/2019	987,636
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	931,212
3,300,000	3.50%, 03/01/2023	2,973,980
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	508,817
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,031,817
1,100,000	SES Global Americas Holdings GP(a) 2.50%, 03/25/2019	1,100,154
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,324,018
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,087,357
1,000,000	5.35%, 12/15/2043	1,052,088
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,034,380
1,000,000	6.40%, 09/15/2033	1,145,596
1,000,000	4.27%, 01/15/2036	906,886
1,000,000	6.55%, 09/15/2043	1,181,444
1,000,000	Viacom Inc 3.88%, 04/01/2024	937,485
1,000,000	Walt Disney Co 4.13%, 12/01/2041	1,007,122
		28,180,027
Consumer, Cyclical — 1.58%
2,599,723	CVS Pass-Through Trust 6.04%, 12/10/2028	2,936,675
1,000,000	Daimler Finance North America LLC(a)(c) 2.25%, 09/03/2019	979,375
1,000,000	Ford Motor Credit Co LLC 1.72%, 12/06/2017	993,303
2,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	2,019,712
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,033,647
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	972,647
1,000,000	4.63%, 07/02/2044	917,660
1,000,000	Kohl's Corp(c) 4.25%, 07/17/2025	1,001,749
500,000	Mattel Inc 4.35%, 10/01/2020	531,793
1,000,000	O'Reilly Automotive Inc 4.63%, 09/15/2021	1,080,532
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,013,203
937,053	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	940,614
1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	965,360
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	641,509
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	4.00%, 04/11/2043	$ 971,922
		16,999,701
Consumer, Non-Cyclical — 3.15%
1,000,000	AbbVie Inc 1.75%, 11/06/2017	1,002,971
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	566,111
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,255,747
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	582,954
1,500,000	Archer-Daniels-Midland Co 4.02%, 04/16/2043	1,448,029
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017	1,004,383
1,000,000	Biogen Inc 2.90%, 09/15/2020	1,010,120
	Campbell Soup Co
1,500,000	2.50%, 08/02/2022	1,441,991
1,000,000	3.30%, 03/19/2025(c)	988,088
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	1,001,076
2,000,000	Celgene Corp 2.13%, 08/15/2018	2,015,840
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,326,606
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017	1,072,500
1,000,000	DENTSPLY International Inc(c) 2.75%, 08/15/2016	1,012,767
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	963,505
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	941,546
1,000,000	Gilead Sciences Inc 2.55%, 09/01/2020	1,006,250
1,000,000	HJ Heinz Co(a) 3.95%, 07/15/2025	1,023,183
750,000	Ingredion Inc 4.63%, 11/01/2020	802,544
1,000,000	Johnson & Johnson 4.38%, 12/05/2033	1,092,236
1,000,000	Laboratory Corp of America Holdings 2.50%, 11/01/2018	1,011,103
	McGraw Hill Financial Inc(a)
1,000,000	2.50%, 08/15/2018	1,007,598
1,000,000	4.40%, 02/15/2026	1,014,813
1,000,000	Merck & Co Inc 3.70%, 02/10/2045	917,494
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,053,790
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	964,498
1,000,000	Quest Diagnostics Inc 2.70%, 04/01/2019	1,008,189
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,015,329
2,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016	2,004,868
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,239,146
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	5.95%, 04/01/2037	$ 1,201,528
		33,996,803
Energy — 3.66%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,062,042
	BP Capital Markets PLC
1,000,000	2.24%, 09/26/2018	1,013,795
1,000,000	3.81%, 02/10/2024	1,021,207
	Cameron International Corp
1,000,000	1.15%, 12/15/2016	996,812
1,000,000	1.40%, 06/15/2017	993,390
1,000,000	5.95%, 06/01/2041	1,103,673
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	831,752
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	997,740
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,128,640
	Continental Resources Inc
1,000,000	7.13%, 04/01/2021	1,028,750
1,000,000	4.50%, 04/15/2023	868,376
1,000,000	Ensco PLC(c) 4.50%, 10/01/2024	738,735
	Enterprise Products Operating LLC
2,000,000	1.65%, 05/07/2018	1,986,360
2,000,000	8.38%, 08/01/2066(b)	1,967,500
500,000	EQT Corp 8.13%, 06/01/2019	587,473
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	548,757
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,290,880
1,000,000	Halliburton Co 3.50%, 08/01/2023	1,002,402
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	943,660
1,734,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,823,078
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,042,442
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	549,823
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	621,490
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,229,565
1,000,000	Phillips 66 4.65%, 11/15/2034	973,449
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	935,950
1,000,000	Schlumberger Norge AS(a) 1.25%, 08/01/2017	997,332
2,000,000	Shell International Finance BV 2.13%, 05/11/2020	2,002,070
Principal Amount		Fair Value
Energy — (continued)
	Statoil ASA
$1,600,000	3.13%, 08/17/2017	$ 1,656,883
1,000,000	2.45%, 01/17/2023	953,330
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	977,913
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,102,908
1,745,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,741,161
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,102,680
500,000	Transocean Inc(c) 6.00%, 03/15/2018	457,500
	Valero Energy Corp
500,000	6.13%, 06/15/2017	536,243
500,000	7.50%, 04/15/2032	592,328
		39,408,089
Financial — 9.75%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	990,000
782,608	ALEX Alpha LLC 1.62%, 08/15/2024	772,133
1,000,000	American Express Co 8.15%, 03/19/2038	1,415,315
1,000,000	American Express Credit Corp 2.25%, 08/15/2019	1,003,500
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,044,424
1,000,000	3.88%, 03/22/2017	1,033,096
500,000	5.75%, 12/01/2017	540,472
1,000,000	2.00%, 01/11/2018	1,003,698
1,000,000	1.75%, 06/05/2018	997,633
1,000,000	2.60%, 01/15/2019	1,010,160
1,000,000	3.30%, 01/11/2023	992,354
500,000	5.88%, 02/07/2042	584,665
1,000,000	Bank of Montreal 1.40%, 04/10/2018	993,579
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,009,922
2,000,000	3.65%, 02/04/2024	2,082,820
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,001,107
1,000,000	1.70%, 06/11/2018	998,484
500,000	Barclays Bank PLC(c) 5.00%, 09/22/2016	518,744
2,367,909	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,923,099
2,394,639	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,370,692
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,090,790
1,000,000	Capital One NA 2.35%, 08/17/2018	1,002,785
	Citigroup Inc
1,000,000	4.45%, 01/10/2017	1,039,841
500,000	6.13%, 11/21/2017	545,024
1,000,000	8.50%, 05/22/2019	1,207,357
122,000	5.38%, 08/09/2020	136,171
500,000	6.63%, 01/15/2028	604,574
1,000,000	4.65%, 07/30/2045	997,446
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	$1,027,742
2,418,653	Durrah MSN 35603 1.68%, 01/22/2025	2,383,451
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,019,237
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,006,940
	General Electric Capital Corp
1,000,000	4.63%, 01/07/2021	1,115,984
1,000,000	6.75%, 03/15/2032	1,354,170
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,045,580
2,500,000	6.15%, 04/01/2018	2,753,367
1,000,000	3.50%, 01/23/2025	984,158
1,000,000	6.25%, 02/01/2041	1,205,842
2,000,000	Goodman Funding Property Ltd(a) 6.38%, 04/15/2021	2,296,722
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,086,692
1,000,000	HSBC Finance Corp 5.50%, 01/19/2016	1,013,432
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,103,805
1,000,000	6.10%, 01/14/2042	1,244,659
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,185,354
1,000,000	2.75%, 06/23/2020	1,008,558
1,000,000	4.35%, 08/15/2021	1,077,673
1,000,000	3.20%, 01/25/2023	992,665
1,000,000	5.50%, 10/15/2040	1,132,038
	KFW
1,000,000	4.88%, 01/17/2017	1,054,308
1,000,000	4.38%, 03/15/2018	1,082,691
2,000,000	1.50%, 04/20/2020	1,999,912
500,000	2.75%, 09/08/2020	528,689
2,000,000	2.00%, 10/04/2022	2,008,384
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	514,935
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,006,010
500,000	Lincoln National Corp 6.25%, 02/15/2020	579,152
1,000,000	Markel Corp 3.63%, 03/30/2023	994,561
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,425,986
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	1,099,340
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,670,301
500,000	5.63%, 09/23/2019	558,578
1,000,000	3.70%, 10/23/2024	1,004,770
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,009,984
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	652,931
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	$ 500,000
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,129,024
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,004,280
1,000,000	2.60%, 07/21/2020	1,010,712
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,996,644
500,000	Protective Life Corp 8.45%, 10/15/2039	664,067
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,041,157
1,000,000	2.15%, 03/15/2019	1,012,209
2,362,857	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,309,168
1,000,000	State Street Corp(c) 2.55%, 08/18/2020	1,013,213
250,000	Susa Partnership LP 7.50%, 12/01/2027	338,455
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	626,065
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	994,827
2,000,000	2.13%, 07/02/2019	2,010,684
1,000,000	UBS AG 4.88%, 08/04/2020	1,109,944
1,574,455	Union 13 Leasing LLC 1.68%, 12/19/2024	1,550,549
1,000,000	US Bancorp 3.00%, 03/15/2022	1,023,652
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,019,928
1,000,000	2.13%, 04/22/2019	1,007,144
1,000,000	3.00%, 01/22/2021	1,024,665
500,000	5.38%, 02/07/2035	573,337
1,000,000	3.90%, 05/01/2045	918,984
		105,017,194
Industrial — 2.28%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,030,459
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,681,574
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020	828,896
654,544	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	720,753
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,068,691
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	897,466
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,102,463
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,070,178
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 594,972	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	$ 644,057
867,871	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	875,375
1,000,000	Hexcel Corp 4.70%, 08/15/2025	1,019,755
1,000,000	Illinois Tool Works Inc 6.25%, 04/01/2019	1,147,985
500,000	Kennametal Inc 3.88%, 02/15/2022	507,166
500,000	Lennox International Inc 4.90%, 05/15/2017	521,790
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	911,962
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	989,062
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,018,162
1,000,000	Pentair Finance SA 2.90%, 09/15/2018	1,003,244
	Siemens Financieringsmaatschappij NV(a)
1,000,000	2.15%, 05/27/2020(c)	1,001,008
1,000,000	4.40%, 05/27/2045	1,023,498
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	982,685
897,814	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,041,376
389,348	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	461,962
	United Technologies Corp
1,000,000	1.78%, 05/04/2018(e)	998,072
1,000,000	4.50%, 06/01/2042	1,018,293
		24,565,932
Technology — 0.50%
1,000,000	Apple Inc 2.40%, 05/03/2023	969,184
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	500,483
1,000,000	Intel Corp 2.45%, 07/29/2020	1,013,261
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	922,240
1,000,000	Oracle Corp 4.30%, 07/08/2034	1,002,602
1,000,000	QUALCOMM Inc(c) 2.25%, 05/20/2020	997,477
		5,405,247
Utilities — 1.93%
1,000,000	Atmos Energy Corp 5.50%, 06/15/2041	1,155,716
1,000,000	Commonwealth Edison Co 5.90%, 03/15/2036	1,207,645
Principal Amount		Fair Value
Utilities — (continued)
$1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	$ 987,227
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	946,393
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,221,568
1,250,000	Electricite de France SA(a) 6.95%, 01/26/2039	1,617,712
869,756	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	960,014
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	1,014,877
500,000	5.40%, 11/01/2024	580,355
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	552,269
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	581,791
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,622,397
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	565,505
1,000,000	Northern States Power Co 4.00%, 08/15/2045	992,591
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,365,412
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,207,457
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	544,798
63,000	PNPP II Funding Corp 8.83%, 05/30/2016	63,894
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	992,615
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	568,743
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,225,822
500,000	Union Electric Co 8.45%, 03/15/2039	806,326
		20,781,127
TOTAL CORPORATE BONDS AND NOTES — 26.54% (Cost $284,832,122)		$285,991,922
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond(c)
1,500,000	6.00%, 01/17/2017	1,558,500
1,500,000	4.88%, 01/22/2021	1,458,750
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,003,680
1,000,000	1.63%, 02/27/2019	1,014,692
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,042,991
2,000,000	5.13%, 05/30/2017	2,144,504
1,000,000	1.00%, 06/15/2018	998,899
1,000,000	1.75%, 06/17/2019	1,015,744
1,000,000	2.88%, 09/15/2020	1,062,041
1,000,000	2.13%, 10/15/2021	1,018,972
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Inter-American Development Bank
$2,000,000	1.13%, 03/15/2017	$ 2,014,562
1,000,000	1.75%, 10/15/2019(c)	1,018,320
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(c)	2,017,566
1,000,000	7.63%, 01/19/2023	1,381,579
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,232,049
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017(c)	1,590,000
1,000,000	5.95%, 03/19/2019	1,121,500
500,000	5.13%, 01/15/2020	550,000
1,000,000	3.50%, 01/21/2021(c)	1,017,500
1,500,000	6.75%, 09/27/2034	1,792,500
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021	1,044,043
1,000,000	7.25%, 09/01/2036	1,536,486
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,997,717
1,000,000	4.40%, 04/14/2020	1,114,759
2,000,000	3.20%, 05/16/2024	2,102,862
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.24% (Cost $34,431,255)		$34,850,216
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.18%
1,942,402	JP Morgan Mortgage Trust(a)(b) Series 2014-5 Class A1 3.00%, 10/25/2029	1,989,899
U.S. Government Agency — 29.25%
5,000,000	Federal Farm Credit Banks Funding Corp 4.88%, 01/17/2017	5,281,295
	Federal Home Loan Mortgage Corp
2,000,000	3.50%, TBA	2,080,938
34,307	5.00%, 12/01/2017	35,669
38,530	5.50%, 02/01/2018	40,057
33,614	5.00%, 04/01/2018	34,949
81,323	5.00%, 08/01/2018	84,551
44,439	5.00%, 09/01/2018	46,203
193,852	4.50%, 04/01/2020	202,169
56,067	5.00%, 12/01/2020	60,169
81,916	4.00%, 01/01/2021	85,750
70,964	5.00%, 04/01/2021	76,323
31,134	5.00%, 05/01/2021	33,485
46,804	5.50%, 05/01/2021	50,806
90,900	5.50%, 06/01/2022	99,150
1,339,775	2.50%, 11/01/2022	1,381,369
21,118	5.00%, 03/01/2023	22,777
262,641	5.00%, 09/01/2024	290,310
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 504,316	4.50%, 10/01/2024	$ 540,321
159,727	4.00%, 02/01/2025	171,048
1,292,349	4.00%, 05/01/2026	1,383,457
453,800	3.50%, 08/01/2026	481,288
20,585	7.50%, 05/01/2027	24,714
1,715,663	3.00%, 09/01/2027	1,788,120
3,265,299	3.00%, 02/01/2029	3,405,565
16,359	6.50%, 04/01/2029	18,702
2,891,035	2.50%, 02/01/2030	2,951,522
707,481	3.50%, 03/01/2030	748,020
1,211,380	3.00%, 05/01/2030	1,262,507
3,233	7.50%, 08/01/2030	3,850
826,273	3.50%, 04/01/2032	874,568
210,473	6.50%, 11/01/2032	241,748
250,618	5.50%, 06/01/2033	279,151
111,200	4.50%, 08/01/2033	120,847
48,814	5.00%, 02/01/2034	54,409
1,321,577	4.00%, 06/01/2034	1,424,530
47,255	5.00%, 07/01/2034	52,055
224,153	5.00%, 09/01/2035	247,509
66,657	6.00%, 03/01/2036	76,122
38,817	6.00%, 04/01/2036	44,296
243,133	5.00%, 06/01/2036	267,942
1,478,203	6.50%, 10/01/2036	1,795,576
464,792	5.50%, 10/01/2037	519,632
52,266	5.50%, 11/01/2037	57,904
68,393	5.50%, 12/01/2037	75,923
337,731	4.50%, 06/01/2039	366,374
403,823	5.00%, 12/01/2039	447,916
1,005,724	5.00%, 02/01/2040	1,116,518
806,665	5.00%, 05/01/2040	889,596
292,824	4.50%, 07/01/2040	317,715
496,472	5.00%, 08/01/2040	547,333
722,990	4.00%, 10/01/2040	772,143
737,952	4.00%, 11/01/2040	789,954
2,921,472	4.00%, 02/01/2041	3,135,310
573,676	4.00%, 04/01/2041	612,664
840,008	4.50%, 07/01/2041	911,136
1,504,771	3.50%, 11/01/2041	1,572,427
1,234,386	3.50%, 02/01/2042	1,289,748
1,461,694	3.50%, 03/01/2042	1,527,459
913,805	4.00%, 03/01/2042	975,854
1,045,526	3.50%, 07/01/2042	1,092,483
1,699,977	3.50%, 08/01/2042	1,776,353
1,603,857	3.00%, 09/01/2042	1,618,836
1,468,901	3.50%, 11/01/2042	1,534,997
3,923,811	3.00%, 12/01/2042	3,979,587
870,848	3.50%, 03/01/2043	910,562
1,208,575	3.50%, 05/01/2043	1,262,224
3,549,942	3.00%, 09/01/2043	3,597,845
833,976	4.00%, 10/01/2043	892,543
2,446,862	4.00%, 11/01/2043	2,629,212
583,912	4.50%, 11/01/2043	635,534
1,735,991	4.00%, 01/01/2044	1,852,668
1,684,979	4.00%, 05/01/2044	1,797,602
2,264,812	4.00%, 09/01/2044	2,413,330
4,211,588	4.50%, 10/01/2044	4,571,174
2,668,244	3.50%, 11/01/2044	2,783,552
6,691,104	3.50%, 03/01/2045	6,978,612
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,179,065	3.00%, 04/01/2045	$1,192,337
2,912,810	3.50%, 04/01/2045	3,039,590
2,731,105	4.00%, 04/01/2045	2,914,694
1,478,291	3.00%, 05/01/2045	1,494,931
1,484,453	3.00%, 06/01/2045	1,501,163
	Federal National Mortgage Association
22,715	6.00%, 07/01/2017	23,408
3,500,000	0.88%, 12/20/2017	3,508,866
24,720	5.00%, 06/01/2018	25,683
66,899	4.00%, 04/01/2019	70,003
27,963	5.00%, 10/01/2020	29,888
20,706	8.00%, 11/01/2022	22,653
542,065	4.50%, 05/01/2024	580,678
203,354	4.00%, 02/01/2025	216,060
2,514,048	3.50%, 12/01/2025	2,660,382
730,167	4.00%, 01/01/2026	777,328
1,059,107	3.50%, 02/01/2026	1,120,931
941,704	3.00%, 12/01/2026	985,097
1,884,457	3.00%, 02/01/2027	1,971,305
2,273,542	3.00%, 04/01/2027	2,378,385
2,017,468	2.50%, 09/01/2027	2,068,490
2,575,850	2.50%, 02/01/2028	2,650,246
3,876,875	2.50%, 06/01/2028	3,989,044
98,273	6.00%, 01/01/2029	112,854
1,217,359	3.00%, 03/01/2029	1,270,768
966,716	3.50%, 05/01/2029	1,022,054
661,611	3.50%, 09/01/2029	702,820
490,208	2.50%, 06/01/2030	500,257
789,812	4.00%, 09/01/2030	849,912
143,936	8.00%, 10/01/2030	168,464
1,964,414	3.50%, 01/01/2031	2,075,685
2,192,709	4.50%, 08/01/2031	2,401,370
700,893	3.50%, 01/01/2032	741,808
130,143	6.50%, 06/01/2032	148,815
72,133	7.00%, 07/01/2032	83,837
152,322	6.50%, 08/01/2032	174,008
899,309	5.50%, 03/01/2033	1,011,508
113,110	5.50%, 05/01/2033	128,791
120,747	5.00%, 09/01/2033	133,671
99,697	5.50%, 01/01/2034	112,301
782,868	4.00%, 02/01/2034	843,830
2,095,054	3.00%, 03/01/2034	2,176,663
406,684	5.50%, 03/01/2034	462,970
496,884	5.50%, 05/01/2034	560,414
142,434	5.50%, 02/01/2035	160,286
282,502	6.00%, 02/01/2035	320,868
1,272,585	3.00%, 03/01/2035	1,311,723
1,626,768	5.00%, 05/01/2035	1,795,203
35,746	5.00%, 07/01/2035	39,402
318,707	5.00%, 09/01/2035	351,973
366,827	5.00%, 10/01/2035	404,107
139,643	6.00%, 10/01/2035	158,273
295,395	5.50%, 11/01/2035	332,750
47,063	6.00%, 11/01/2035	53,301
84,922	6.00%, 12/01/2035	96,395
1,395,561	5.50%, 03/01/2036	1,569,262
116,952	5.50%, 04/01/2036	130,608
584,044	6.00%, 04/01/2036	659,713
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 344,903	5.50%, 05/01/2036	$ 387,320
1,093,971	6.00%, 06/01/2036	1,236,832
54,297	6.50%, 08/01/2036	64,162
265,378	5.50%, 10/01/2036	298,710
223,287	5.50%, 11/01/2036	250,236
2,175,850	6.00%, 12/01/2036	2,474,886
153,904	5.00%, 07/01/2037	170,312
872,242	5.50%, 08/01/2037	981,749
1,335,609	5.50%, 01/01/2038	1,493,448
694,466	6.00%, 03/01/2038	785,315
336,309	5.50%, 07/01/2038	379,952
186,986	6.00%, 05/01/2039	212,745
1,455,730	4.50%, 08/01/2039	1,596,901
1,620,344	5.00%, 08/01/2039	1,810,518
1,147,229	5.00%, 12/01/2039	1,288,851
2,850,406	3.50%, 02/01/2040	2,984,253
926,290	4.50%, 03/01/2040	1,015,367
986,188	5.00%, 06/01/2040	1,102,549
6,738,043	4.50%, 08/01/2040	7,326,839
1,556,581	4.50%, 09/01/2040	1,705,554
452,121	4.50%, 11/01/2040	491,625
693,860	5.00%, 11/01/2040	770,836
517,036	5.00%, 01/01/2041	582,646
3,952,676	4.00%, 02/01/2041	4,238,703
4,952,154	4.50%, 03/01/2041	5,395,811
752,893	4.50%, 10/01/2041	825,137
698,219	4.00%, 11/01/2041	746,192
2,728,561	3.50%, 12/01/2041	2,853,219
1,857,430	4.00%, 12/01/2041	2,000,021
1,354,860	4.00%, 01/01/2042	1,448,979
1,489,183	4.50%, 01/01/2042	1,619,289
726,413	3.50%, 08/01/2042	759,683
8,069,999	3.00%, 09/01/2042	8,210,605
1,618,214	3.50%, 09/01/2042	1,671,483
2,312,098	3.50%, 11/01/2042	2,418,963
5,081,662	3.00%, 12/01/2042	5,166,861
2,931,930	3.50%, 01/01/2043	3,066,357
2,680,491	3.00%, 02/01/2043	2,723,725
7,774,226	3.00%, 03/01/2043	7,873,839
1,374,233	3.00%, 04/01/2043	1,396,990
5,183,826	3.50%, 05/01/2043	5,424,833
215,657	4.00%, 06/01/2043	231,592
700,885	4.00%, 07/01/2043	754,394
4,253,547	3.00%, 08/01/2043	4,323,280
3,430,203	3.50%, 08/01/2043	3,592,383
854,030	3.00%, 09/01/2043	868,305
733,262	3.50%, 09/01/2043	757,418
743,810	4.00%, 09/01/2043	800,502
3,009,086	4.00%, 10/01/2043	3,243,444
2,852,849	4.00%, 12/01/2043	3,070,674
2,703,572	5.00%, 01/01/2044	2,981,434
2,815,621	3.00%, 02/01/2044	2,862,173
2,283,356	3.50%, 06/01/2044	2,394,983
1,871,909	3.50%, 08/01/2044	1,963,496
2,770,700	4.00%, 08/01/2044	2,991,558
3,737,836	3.50%, 10/01/2044	3,920,925
2,818,549	4.00%, 11/01/2044	3,026,225
921,576	4.00%, 12/01/2044	986,068
2,864,338	4.50%, 01/01/2045	3,115,684
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,467,788	3.50%, 02/01/2045	$ 1,539,686
5,037,985	3.50%, 04/01/2045	5,263,324
1,476,562	3.50%, 05/01/2045	1,548,890
484,443	4.00%, 05/01/2045	517,556
2,479,069	4.00%, 06/01/2045	2,650,119
4,331,946	4.00%, 08/01/2045	4,631,113
	Government National Mortgage Association
3,215	9.00%, 01/15/2017	3,316
64,551	5.00%, 09/15/2018	67,679
5,501	9.00%, 04/15/2021	5,879
19,922	7.00%, 07/15/2025	22,837
14,315	7.50%, 12/15/2025	16,025
337,607	3.50%, 02/15/2026	358,492
268,604	4.00%, 04/20/2026	286,281
3,002,035	2.50%, 04/15/2027	3,095,647
1,838,349	3.00%, 06/20/2027	1,924,557
453,423	5.00%, 11/15/2033	505,905
89,162	5.50%, 12/15/2035	100,838
125,871	5.00%, 12/20/2035	139,622
218,651	6.00%, 01/20/2036	245,016
284,291	5.50%, 02/20/2036	319,634
113,031	5.50%, 04/15/2037	127,584
1,655,839	5.00%, 06/15/2039	1,853,490
1,137,837	4.50%, 01/20/2040	1,237,061
1,639,363	4.00%, 05/20/2040	1,749,058
603,049	4.50%, 07/20/2040	655,642
297,572	5.50%, 07/20/2040	335,262
542,782	4.50%, 09/20/2040	590,119
1,705,799	4.00%, 10/15/2040	1,838,889
867,974	4.00%, 09/15/2041	928,866
177,995	4.50%, 12/20/2041	193,520
2,572,690	3.50%, 06/15/2042	2,697,889
2,770,767	3.50%, 06/20/2042	2,912,216
3,303,002	3.50%, 08/15/2042	3,470,708
1,475,701	3.00%, 10/15/2042	1,513,309
1,875,362	3.00%, 02/15/2043	1,923,155
		315,110,401
TOTAL MORTGAGE-BACKED SECURITIES — 29.43% (Cost $312,987,572)		$317,100,300
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,097,240
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,006,480
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	2,950,050
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,125,930
1,000,000	State of Texas 5.52%, 04/01/2039	1,264,930
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 2,050,320
TOTAL MUNICIPAL BONDS AND NOTES — 1.07% (Cost$11,451,121)		$11,494,950
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,250,000	4.75%, 12/16/2016	1,313,182
500,000	3.38%, 06/12/2020	540,638
3,500,000	2.63%, 12/10/2021(c)	3,627,169
2,600,000	5.75%, 06/12/2026	3,305,216
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	514,955
2,700,000	Federal National Mortgage Association 5.00%, 05/11/2017	2,889,162
500,000	Resolution Funding Corp 9.38%, 10/15/2020	685,330
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,729,502
1,260,000	7.13%, 05/01/2030	1,811,865
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.52% (Cost $16,018,981)		$16,417,019
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,500,000	0.88%, 11/30/2016	3,517,728
5,000,000	0.88%, 12/31/2016(f)	5,025,065
5,700,000	3.25%, 12/31/2016	5,896,678
6,500,000	0.88%, 01/31/2017	6,533,683
5,000,000	0.50%, 02/28/2017	5,000,065
4,500,000	0.88%, 02/28/2017	4,523,319
5,800,000	0.50%, 03/31/2017	5,799,020
8,200,000	0.50%, 04/30/2017	8,193,809
7,500,000	0.88%, 04/30/2017	7,537,500
5,000,000	0.63%, 05/31/2017	5,003,710
4,275,000	2.75%, 05/31/2017	4,428,635
5,100,000	2.50%, 06/30/2017	5,269,136
4,300,000	2.38%, 07/31/2017	4,438,800
4,200,000	4.75%, 08/15/2017	4,521,619
6,750,000	1.88%, 08/31/2017	6,907,673
3,500,000	1.88%, 09/30/2017	3,584,676
2,200,000	0.75%, 10/31/2017	2,203,322
3,500,000	1.88%, 10/31/2017	3,585,859
3,000,000	1.00%, 12/15/2017	3,018,594
4,000,000	0.75%, 12/31/2017	4,001,668
5,750,000	0.75%, 03/31/2018	5,741,766
4,600,000	0.75%, 04/15/2018	4,592,451
10,500,000	0.63%, 04/30/2018	10,446,135
4,100,000	2.63%, 04/30/2018	4,287,116
3,550,000	2.38%, 06/30/2018	3,694,403
6,350,000	1.50%, 08/31/2018	6,457,652
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$3,000,000	1.25%, 10/31/2018	$3,025,626
6,300,000	1.25%, 11/30/2018	6,350,532
5,400,000	1.38%, 12/31/2018(c)	5,461,031
5,500,000	1.25%, 01/31/2019	5,536,526
3,000,000	1.38%, 02/28/2019	3,030,819
3,000,000	1.50%, 02/28/2019	3,043,437
5,500,000	1.25%, 04/30/2019(c)	5,529,508
3,500,000	3.13%, 05/15/2019	3,748,465
3,500,000	1.13%, 05/31/2019	3,500,410
5,500,000	1.00%, 06/30/2019	5,472,929
3,550,000	1.00%, 08/31/2019	3,524,717
2,000,000	1.75%, 09/30/2019	2,042,396
4,100,000	1.25%, 10/31/2019	4,106,084
5,000,000	1.00%, 11/30/2019	4,950,130
2,000,000	1.50%, 11/30/2019	2,021,250
7,000,000	1.25%, 01/31/2020	6,992,524
3,870,000	3.63%, 02/15/2020	4,251,508
4,000,000	1.38%, 03/31/2020	4,012,084
3,800,000	1.13%, 04/30/2020	3,766,651
4,175,000	3.50%, 05/15/2020	4,576,898
4,000,000	1.38%, 05/31/2020	4,007,188
2,000,000	1.63%, 07/31/2020	2,024,609
3,900,000	2.63%, 08/15/2020	4,127,347
2,000,000	1.75%, 10/31/2020	2,031,250
5,300,000	2.63%, 11/15/2020	5,604,474
2,000,000	2.38%, 12/31/2020	2,090,886
4,800,000	2.13%, 01/31/2021	4,953,374
2,000,000	2.00%, 02/28/2021	2,050,364
3,800,000	3.13%, 05/15/2021	4,120,526
4,750,000	8.13%, 05/15/2021	6,436,497
5,000,000	2.00%, 05/31/2021	5,119,400
1,700,000	2.13%, 08/15/2021	1,749,805
5,500,000	2.00%, 11/15/2021	5,612,579
2,650,000	8.00%, 11/15/2021	3,636,333
5,000,000	1.75%, 03/31/2022	5,012,370
5,700,000	1.63%, 08/15/2022	5,651,755
3,650,000	7.25%, 08/15/2022	4,964,000
5,000,000	1.63%, 11/15/2022	4,951,560
4,000,000	1.75%, 05/15/2023	3,965,936
5,000,000	2.50%, 08/15/2023	5,226,170
5,300,000	6.25%, 08/15/2023	7,009,112
4,500,000	2.38%, 08/15/2024	4,634,766
3,750,000	2.25%, 11/15/2024	3,820,118
3,500,000	2.00%, 02/15/2025	3,486,329
4,800,000	6.88%, 08/15/2025	6,893,750
2,600,000	5.38%, 02/15/2031	3,608,381
3,200,000	4.75%, 02/15/2037	4,339,085
2,600,000	4.38%, 02/15/2038	3,343,439
3,775,000	4.38%, 05/15/2040	4,844,877
3,150,000	3.88%, 08/15/2040	3,751,782
4,500,000	3.13%, 11/15/2041	4,745,156
3,000,000	2.75%, 08/15/2042	2,925,078
3,000,000	3.13%, 02/15/2043	3,141,720
3,000,000	2.88%, 05/15/2043	2,990,391
3,000,000	3.75%, 11/15/2043	3,532,110
4,300,000	3.63%, 02/15/2044	4,944,888
3,500,000	3.38%, 05/15/2044	3,841,341
3,800,000	3.13%, 08/15/2044	3,977,137
3,250,000	3.00%, 11/15/2044	3,318,809
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$4,500,000	2.50%, 02/15/2045	$ 4,142,696
TOTAL U.S. TREASURY BONDS AND NOTES — 35.81% (Cost $379,220,762)		$385,780,995
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.61%
6,690,602	Undivided interest of 10.80% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $6,690,602 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(g)	6,690,602
6,690,602	Undivided interest of 10.80% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $6,690,602 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(g)	6,690,602
6,690,602	Undivided interest of 16.73% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $6,690,602 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(g)	6,690,602
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,690,602	Undivided interest of 23.33% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $6,690,602 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(g)
		$ 6,690,602
1,407,793	Undivided interest of 36.12% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $1,407,793 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(g)	1,407,793
SHORT TERM INVESTMENTS — 2.61% (Cost $28,170,201)		$ 28,170,201
TOTAL INVESTMENTS — 102.69% (Cost $1,093,339,146)		$1,106,426,123
OTHER ASSETS & LIABILITIES, NET — (2.69)%		$ (29,026,491)
TOTAL NET ASSETS — 100.00%		$1,077,399,632
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $67,099,414 and $68,061,180, respectively, representing 6.32% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(c)	All or a portion of the security is on loan at September 30, 2015.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2015. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security has been segregated to cover TBA commitments.
(g)	Collateral received for securities on loan.
TBA	To Be Announced
At September 30, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,497,129	$2,923,099	0.27%
				$2,497,129	$2,923,099	0.27%
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

September 30, 2015

Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 30, 2015

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$1,093,461,538
Gross unrealized appreciation on investments	20,957,625
Gross unrealized depreciation on investments	(7,993,040)
Net unrealized appreciation on investments	$ 12,964,585

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.54%
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 880,024
3,500,000	Citigroup Commercial Mortgage Trust(a) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,535,588
	Commerical Mortgage Pass Through Certificates
	Series 2013-LC6 Class B
1,500,000	3.74%, 01/10/2046	1,536,503
	Series 2013-CR8 Class B
2,650,000	4.10%, 06/10/2046(a)(b)	2,726,447
	Series 2014-LC17 Class B
450,000	4.49%, 10/10/2047(a)	474,025
	Series 2015-DC1 Class AM
400,000	3.72%, 02/10/2048(a)	405,946
5,625,000	FREMF Mortgage Trust(a)(b) Series 2013-K25 Class B 3.74%, 11/25/2045	5,640,036
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,533,690
	Series 2014-GC24 Class B
675,000	4.64%, 09/10/2047(a)	704,826
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A4 4.05%, 04/15/2047	1,075,036
175,000	Santander Drive Auto Receivables Trust Series 2013-1 Class D 2.27%, 01/15/2019	176,090
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,473,170
670,000	WFRBS Commercial Mortgage Trust(a) Series 2014-C25 Class AS 3.98%, 11/15/2047	694,711
TOTAL ASSET-BACKED SECURITIES — 5.54% (Cost $22,665,334)		$22,856,092
CORPORATE BONDS AND NOTES
Basic Materials — 2.61%
670,000	Albemarle Corp 5.45%, 12/01/2044	678,936
1,000,000	Alcoa Inc 5.87%, 02/23/2022	1,030,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	214,609
250,000	4.45%, 09/27/2020	214,119
	ArcelorMittal
700,000	7.00%, 02/25/2022	637,000
75,000	6.13%, 06/01/2025	60,750
700,000	7.50%, 03/01/2041	563,500
100,000	Ashland Inc 4.75%, 08/15/2022	93,625
Principal Amount		Fair Value
Basic Materials — (continued)
	Carpenter Technology Corp
$ 200,000	5.20%, 07/15/2021	$ 210,718
600,000	4.45%, 03/01/2023	588,505
	Clearwater Paper Corp
50,000	4.50%, 02/01/2023	46,250
125,000	5.38%, 02/01/2025(b)	118,750
75,000	Compass Minerals International Inc(b) 4.88%, 07/15/2024	69,750
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	100,136
100,000	Eco Services Operations LLC / Eco Finance Corp(b) 8.50%, 11/01/2022	89,000
250,000	Gold Fields Orogen Holdings BVI Ltd(b) 4.88%, 10/07/2020	201,250
100,000	GTL Trade Finance Inc 7.25%, 10/20/2017	99,900
100,000	Hexion Inc 8.88%, 02/01/2018	80,000
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	106,250
200,000	Huntsman International LLC 4.88%, 11/15/2020	173,780
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	273,590
175,000	Platform Specialty Products Corp(b) 6.50%, 02/01/2022	150,500
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,264,694
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	111,575
58,000	Rohm & Haas Co 6.00%, 09/15/2017	62,599
	RPM International Inc
225,000	6.50%, 02/15/2018	246,845
110,000	6.13%, 10/15/2019	123,173
100,000	5.25%, 06/01/2045	95,181
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b) 6.38%, 05/01/2022	212,625
100,000	Sociedad Quimica y Minera de Chile SA 5.50%, 04/21/2020	100,502
	Southern Copper Corp
500,000	3.50%, 11/08/2022	480,268
250,000	6.75%, 04/16/2040	221,908
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021	47,375
50,000	6.38%, 08/15/2022	49,125
50,000	5.25%, 04/15/2023	45,750
50,000	Vale Overseas Ltd 4.63%, 09/15/2020	47,983
310,000	Valspar Corp 3.30%, 02/01/2025	298,388
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,252,173
250,000	4.55%, 04/15/2026	249,654
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	WR Grace & Co-Conn(b) 5.63%, 10/01/2024	$ 73,500
		10,784,236
Communications — 6.32%
250,000	Acosta Inc(b) 7.75%, 10/01/2022	236,562
	Altice SA(b)
200,000	7.75%, 05/15/2022	182,000
200,000	7.63%, 02/15/2025	176,625
200,000	Altice US Finance I Corp(b) 5.38%, 07/15/2023	192,000
200,000	AMC Networks Inc 4.75%, 12/15/2022	188,500
	AT&T Inc
600,000	4.80%, 06/15/2044	554,698
475,000	4.75%, 05/15/2046	435,241
125,000	Blue Coat Holdings Inc(b) 8.38%, 06/01/2023	124,688
500,000	CBS Corp 4.90%, 08/15/2044	461,699
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.25%, 03/15/2021	24,622
100,000	6.63%, 01/31/2022	100,750
150,000	5.13%, 02/15/2023	138,375
50,000	5.38%, 05/01/2025(b)	45,563
50,000	5.88%, 05/01/2027(b)	46,375
150,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b) 5.13%, 12/15/2021	132,094
250,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	250,937
66,000	Colombia Telecomunicaciones SA ESP(a)(b)(c) 8.50%, Perpetual	61,545
100,000	CommScope Holding Co Inc(b)(d) 6.63%, 06/01/2020	102,500
50,000	CommScope Inc(b) 5.50%, 06/15/2024	47,750
50,000	CommScope Technologies Finance LLC(b) 6.00%, 06/15/2025	47,969
50,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	35,875
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021	544,972
500,000	5.15%, 03/15/2042	469,841
	DISH DBS Corp
175,000	5.88%, 07/15/2022	154,875
75,000	5.88%, 11/15/2024	63,703
100,000	Entercom Radio LLC 10.50%, 12/01/2019	104,750
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,163,819
175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	175,000
175,000	Gray Television Inc 7.50%, 10/01/2020	179,375
Principal Amount		Fair Value
Communications — (continued)
	Grupo Televisa SAB
$ 250,000	6.63%, 03/18/2025	$ 294,875
102,000	8.50%, 03/11/2032	128,008
200,000	5.00%, 05/13/2045	180,676
500,000	Historic TW Inc 6.88%, 06/15/2018	565,232
175,000	IAC / InterActiveCorp 4.75%, 12/15/2022	160,562
125,000	iHeartCommunications Inc 9.00%, 03/01/2021	105,031
	Intelsat Jackson Holdings SA
150,000	6.63%, 12/15/2022	117,000
225,000	5.50%, 08/01/2023	185,625
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	97,500
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,942,756
	Lamar Media Corp
125,000	5.00%, 05/01/2023	123,125
50,000	5.38%, 01/15/2024	50,500
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	49,063
	Level 3 Financing Inc
75,000	7.00%, 06/01/2020	77,625
100,000	8.63%, 07/15/2020	104,500
100,000	LIN Television Corp(b) 5.88%, 11/15/2022	99,250
325,000	Neptune Finco Corp(b) 10.88%, 10/15/2025	328,250
125,000	Nexstar Broadcasting Inc(b) 6.13%, 02/15/2022	123,438
125,000	Nielsen Finance LLC / Nielsen Finance Co(b) 5.00%, 04/15/2022	121,094
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,011,829
	Outfront Media Capital LLC / Outfront Media Capital Corp
50,000	5.25%, 02/15/2022	49,938
50,000	5.63%, 02/15/2024	50,688
75,000	5.88%, 03/15/2025	76,313
	Radio One Inc(b)
100,000	9.25%, 02/15/2020	85,500
100,000	7.38%, 04/15/2022	93,000
200,000	Sinclair Television Group Inc(b) 5.63%, 08/01/2024	181,750
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023	233,750
75,000	6.00%, 07/15/2024	75,375
75,000	5.38%, 04/15/2025	71,625
575,000	Sky PLC(b) 3.75%, 09/16/2024	566,769
200,000	Sprint Capital Corp 6.88%, 11/15/2028	143,500
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	100,000
225,000	6.00%, 11/15/2022	169,312
	Sprint Corp
75,000	7.88%, 09/15/2023	60,703
100,000	7.13%, 06/15/2024	76,960
125,000	Syniverse Holdings Inc 9.13%, 01/15/2019	106,250
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	T-Mobile USA Inc
$ 50,000	6.13%, 01/15/2022	$ 48,250
100,000	6.73%, 04/28/2022	99,750
175,000	6.63%, 04/01/2023	173,250
50,000	6.50%, 01/15/2024	48,469
50,000	6.38%, 03/01/2025	48,000
	TEGNA Inc
50,000	4.88%, 09/15/2021(b)	49,000
150,000	6.38%, 10/15/2023	157,500
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,567,015
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	351,816
	Time Warner Cable Inc
1,730,000	5.00%, 02/01/2020	1,856,191
750,000	5.50%, 09/01/2041	671,709
	Time Warner Inc
75,000	6.25%, 04/01/2021	74,738
600,000	6.25%, 03/29/2041	691,037
100,000	Townsquare Media Inc(b) 6.50%, 04/01/2023	89,000
150,000	Tribune Media Co(b) 5.88%, 07/15/2022	145,500
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b) 5.50%, 01/15/2023	99,875
200,000	Unitymedia KabelBW GmbH(b) 6.13%, 01/15/2025	197,500
	VeriSign Inc
100,000	4.63%, 05/01/2023	97,250
50,000	5.25%, 04/01/2025	49,625
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	994,221
450,000	4.15%, 03/15/2024	465,471
1,400,000	5.05%, 03/15/2034	1,396,766
760,000	Viacom Inc 3.88%, 04/01/2024	712,489
200,000	Virgin Media Secured Finance PLC(b) 5.25%, 01/15/2026	184,000
180,000	Walt Disney Co 3.75%, 06/01/2021	194,167
	WPP Finance 2010
650,000	5.13%, 09/07/2042	638,136
500,000	5.63%, 11/15/2043	524,005
		26,074,805
Consumer, Cyclical — 4.74%
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,043,288
175,000	Affinia Group Inc 7.75%, 05/01/2021	183,750
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	51,250
	American Axle & Manufacturing Inc
125,000	6.25%, 03/15/2021	124,687
50,000	6.63%, 10/15/2022	50,250
125,000	American Builders & Contractors Supply Co Inc(b) 5.63%, 04/15/2021	122,500
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	AutoNation Inc
$ 170,000	3.35%, 01/15/2021	$ 171,827
100,000	4.50%, 10/01/2025	101,922
525,000	AutoZone Inc 3.25%, 04/15/2025	514,989
50,000	Beacon Roofing Supply Inc(b) 6.38%, 10/01/2023	50,125
800,000	Bed Bath & Beyond Inc 5.17%, 08/01/2044	757,710
100,000	Boyd Gaming Corp 6.88%, 05/15/2023	101,500
1,000,000	Carnival Corp 3.95%, 10/15/2020	1,048,421
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	56,438
50,000	Cinemark USA Inc 5.13%, 12/15/2022	49,000
	CVS Health Corp
495,000	3.88%, 07/20/2025	510,250
350,000	5.13%, 07/20/2045	376,234
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	93,500
75,000	6.75%, 01/15/2022	69,750
50,000	6.75%, 06/15/2023(b)	45,500
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,149,111
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	507,926
400,000	General Motors Co 5.20%, 04/01/2045	375,377
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 11/01/2023	50,750
500,000	Harley-Davidson Financial Services Inc(b) 2.15%, 02/26/2020	498,783
50,000	HD Supply Inc(b) 5.25%, 12/15/2021	50,250
75,000	Hillman Group Inc(b) 6.38%, 07/15/2022	69,000
	Hyundai Capital America(b)
70,000	2.55%, 02/06/2019	70,367
340,000	2.60%, 03/19/2020	338,917
400,000	Hyundai Capital Services Inc(b) 2.63%, 09/29/2020	399,944
550,000	Ingram Micro Inc 4.95%, 12/15/2024	567,460
27,000	InRetail Consumer(b) 5.25%, 10/10/2021	27,203
125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018	126,875
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	105,250
75,000	Jo-Ann Stores Holdings Inc(b)(d)(e) 9.75%, 10/15/2019	60,000
	Lear Corp
200,000	4.75%, 01/15/2023	196,000
50,000	5.25%, 01/15/2025	49,000
500,000	Magna International Inc 3.63%, 06/15/2024	485,530
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	MGM Resorts International
$ 200,000	6.75%, 10/01/2020	$ 206,500
75,000	7.75%, 03/15/2022	79,875
150,000	Michaels Stores Inc(b) 5.88%, 12/15/2020	156,375
100,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	101,750
100,000	MPG Holdco I Inc 7.38%, 10/15/2022	104,000
100,000	Neiman Marcus Group LTD LLC(b)(d) 8.75%, 10/15/2021	103,000
250,000	New Red Finance Inc(b) 6.00%, 04/01/2022	253,750
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	104,000
50,000	Omega US Sub LLC(b) 8.75%, 07/15/2023	44,125
75,000	Party City Holdings Inc(b) 6.13%, 08/15/2023	75,563
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	151,312
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	101,500
75,000	Petco Holdings Inc(b)(d) 8.50%, 10/15/2017	75,563
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	132,291
100,000	7.75%, 04/01/2022	109,500
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	254,088
2,900,000	3.50%, 04/03/2018	2,993,139
	Regal Entertainment Group
50,000	5.75%, 03/15/2022	49,125
50,000	5.75%, 02/01/2025	47,250
125,000	Rite Aid Corp(b) 6.13%, 04/01/2023	124,063
84,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	87,360
125,000	RSI Home Products Inc(b) 6.50%, 03/15/2023	125,000
100,000	Sabre Global Inc(b) 5.38%, 04/15/2023	98,500
200,000	Schaeffler Holding Finance BV(b)(d) 6.75%, 11/15/2022	215,000
225,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)(e) 5.88%, 05/15/2021	221,625
15,000	Seminole Tribe of Florida Inc(b) 7.80%, 10/01/2020	15,900
175,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	183,531
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,018,988
100,000	Springs Industries Inc 6.25%, 06/01/2021	99,000
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b) 7.75%, 10/15/2021	$ 135,937
125,000	Station Casinos LLC 7.50%, 03/01/2021	130,000
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	65,678
100,000	5.50%, 06/01/2024	92,500
50,000	5.75%, 03/01/2025	47,375
50,000	Tempur Sealy International Inc(b) 5.63%, 10/15/2023	50,188
150,000	UCI International Inc 8.63%, 02/15/2019	120,000
75,000	Vista Outdoor Inc(b) 5.88%, 10/01/2023	76,125
	Wal-Mart Stores Inc
500,000	3.30%, 04/22/2024	517,058
150,000	5.63%, 04/15/2041	181,275
150,000	ZF North America Capital Inc(b) 4.75%, 04/29/2025	137,437
		19,535,880
Consumer, Non-Cyclical — 4.57%
215,000	AbbVie Inc 3.60%, 05/14/2025	212,047
34,000	Altria Group Inc 9.25%, 08/06/2019	42,374
150,000	Amsurg Corp 5.63%, 07/15/2022	149,813
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	446,410
300,000	Bayer US Finance LLC(b) 3.38%, 10/08/2024	301,601
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	122,162
125,000	4.69%, 12/15/2044	125,104
	Biogen Inc
320,000	2.90%, 09/15/2020	323,238
180,000	4.05%, 09/15/2025	181,833
	Celgene Corp
240,000	3.88%, 08/15/2025	240,045
175,000	5.00%, 08/15/2045	173,582
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021	127,188
150,000	6.88%, 02/01/2022	153,182
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	324,390
300,000	Crimson Merger Sub Inc(b) 6.63%, 05/15/2022	258,000
	DaVita HealthCare Partners Inc
50,000	5.75%, 08/15/2022	52,000
50,000	5.13%, 07/15/2024	49,100
100,000	Dean Foods Co(b) 6.50%, 03/15/2023	101,500
100,000	DP World Ltd(b) 6.85%, 07/02/2037	105,750
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 200,000	Endo Finance LLC(b) 6.00%, 07/15/2023	$ 197,500
175,000	Envision Healthcare Corp(b) 5.13%, 07/01/2022	174,562
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	280,446
700,000	5.25%, 10/01/2020	781,679
150,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	139,500
175,000	Garda World Security Corp(b) 7.25%, 11/15/2021	159,688
	Gilead Sciences Inc
500,000	3.70%, 04/01/2024	511,633
700,000	3.65%, 03/01/2026	703,258
200,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	197,876
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	107,416
10,000	4.50%, 01/25/2022(b)	10,335
400,000	4.88%, 06/27/2044(b)	351,328
200,000	HCA Holdings Inc 6.25%, 02/15/2021	213,000
	HCA Inc
275,000	5.88%, 03/15/2022	294,937
125,000	5.38%, 02/01/2025	123,750
150,000	5.25%, 04/15/2025	153,188
200,000	Hearthside Group Holdings LLC / Hearthside Finance Co(b) 6.50%, 05/01/2022	185,000
	Hertz Corp
50,000	5.88%, 10/15/2020	49,425
100,000	6.25%, 10/15/2022	100,250
50,000	Hill-Rom Holdings Inc(b) 5.75%, 09/01/2023	50,125
	HJ Heinz Co(b)
270,000	3.95%, 07/15/2025	276,259
165,000	5.20%, 07/15/2045	174,743
125,000	Igloo Holdings Corp(b)(d) 8.25%, 12/15/2017	125,625
200,000	Interactive Data Corp(b) 5.88%, 04/15/2019	199,375
250,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(b) 6.38%, 08/01/2023	243,125
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023	2,040,492
100,000	LifePoint Hospitals Inc 5.50%, 12/01/2021	101,000
100,000	Mallinckrodt International Finance SA 4.75%, 04/15/2023	86,500
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(b)
50,000	5.63%, 10/15/2023	45,500
50,000	5.50%, 04/15/2025	44,563
660,000	McGraw Hill Financial Inc(b) 4.40%, 02/15/2026	669,777
1,100,000	Mondelez International Inc 4.00%, 02/01/2024	1,139,891
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$200,000	MPH Acquisition Holdings LLC(b) 6.63%, 04/01/2022	$200,000
125,000	Multi-Color Corp(b) 6.13%, 12/01/2022	127,813
125,000	Mustang Merger Corp(b) 8.50%, 08/15/2021	129,688
150,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	147,375
	Post Holdings Inc(b)
50,000	7.75%, 03/15/2024	51,250
100,000	8.00%, 07/15/2025	103,000
200,000	Prestige Brands Inc(b) 5.38%, 12/15/2021	195,000
50,000	Quintiles Transnational Corp(b) 4.88%, 05/15/2023	49,500
75,000	ServiceMaster Co LLC 7.45%, 08/15/2027	75,375
	Spectrum Brands Inc(b)
50,000	6.13%, 12/15/2024	51,500
75,000	5.75%, 07/15/2025	76,500
150,000	Sterigenics-Nordion Holdings LLC(b) 6.50%, 05/15/2023	148,875
125,000	Surgical Care Affiliates Inc(b) 6.00%, 04/01/2023	123,750
75,000	Teleflex Inc 5.25%, 06/15/2024	75,375
	Tenet Healthcare Corp
50,000	4.50%, 04/01/2021	49,250
100,000	4.38%, 10/01/2021	97,500
200,000	8.13%, 04/01/2022	212,580
50,000	6.75%, 06/15/2023	49,625
50,000	TreeHouse Foods Inc 4.88%, 03/15/2022	48,000
125,000	Truven Health Analytics Inc 10.63%, 06/01/2020	130,625
	Tyson Foods Inc
500,000	4.50%, 06/15/2022	529,886
250,000	5.15%, 08/15/2044	262,269
	United Rentals North America Inc
75,000	4.63%, 07/15/2023	72,656
200,000	5.50%, 07/15/2025	187,000
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	440,815
235,000	3.75%, 07/15/2025	242,905
160,000	4.75%, 07/15/2045	168,898
150,000	US Foods Inc 8.50%, 06/30/2019	155,250
	Valeant Pharmaceuticals International Escrow Inc(b)
150,000	5.88%, 05/15/2023	143,344
200,000	6.13%, 04/15/2025	190,500
	Valeant Pharmaceuticals International Inc(b)
150,000	7.50%, 07/15/2021	154,500
50,000	5.50%, 03/01/2023	47,500
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	152,297
225,000	5.50%, 06/15/2045	221,126
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	$ 318,247
		18,850,839
Diversified — 0.49%
200,000	Alfa SAB de CV 6.88%, 03/25/2044	194,000
200,000	Argos Merger Sub Inc(b) 7.13%, 03/15/2023	202,250
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	176,750
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	293,374
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	769,156
100,000	Hutchison Whampoa International 12 Ltd(a)(c) 6.00%, Perpetual	103,993
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	159,800
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	90,804
25,000	Nielsen Co Luxembourg S.a.r.l.(b) 5.50%, 10/01/2021	24,875
		2,015,002
Energy — 7.13%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,066,699
	Antero Resources Finance Corp
200,000	5.38%, 11/01/2021	176,000
50,000	5.63%, 06/01/2023(b)	43,875
75,000	Approach Resources Inc 7.00%, 06/15/2021	45,000
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,920,136
	California Resources Corp
50,000	5.50%, 09/15/2021	30,500
125,000	6.00%, 11/15/2024	74,453
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	229,881
200,000	5.85%, 02/01/2035	191,896
	Carrizo Oil & Gas Inc
75,000	7.50%, 09/15/2020	70,125
50,000	6.25%, 04/15/2023	43,535
50,000	CGG SA 6.88%, 01/15/2022	27,750
200,000	Chesapeake Energy Corp 6.88%, 11/15/2020	147,000
200,000	CNOOC Finance 2013 Ltd 4.25%, 05/09/2043	185,237
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	583,152
350,000	Columbia Pipeline Group Inc(b) 5.80%, 06/01/2045	334,204
Principal Amount		Fair Value
Energy — (continued)
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
$ 150,000	6.00%, 12/15/2020	$ 134,625
50,000	6.25%, 04/01/2023(b)	42,500
50,000	CrownRock LP / CrownRock Finance Inc(b) 7.75%, 02/15/2023	49,000
75,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	72,675
50,000	Ecopetrol SA 4.25%, 09/18/2018	50,500
	Enbridge Energy Partners LP
2,650,000	4.20%, 09/15/2021	2,679,245
690,000	5.50%, 09/15/2040	620,576
155,000	Enbridge Inc 5.60%, 04/01/2017	162,099
300,000	Energy Transfer Equity LP 5.88%, 01/15/2024	270,150
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	953,419
250,000	5.15%, 03/15/2045	195,020
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	981,802
395,000	3.75%, 02/15/2025	376,442
	EP Energy LLC / Everest Acquisition Finance Inc
75,000	9.38%, 05/01/2020	64,500
50,000	7.75%, 09/01/2022	40,000
50,000	6.38%, 06/15/2023	36,906
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020	823,135
75,000	FTS International Inc 6.25%, 05/01/2022	23,250
200,000	Gazprom OAO Via Gaz Capital SA 7.29%, 08/16/2037	191,250
	Gulfport Energy Corp
50,000	7.75%, 11/01/2020	49,125
50,000	6.63%, 05/01/2023(b)	46,000
50,000	Halcon Resources Corp(b) 8.63%, 02/01/2020	41,563
1,250,000	Hess Corp 7.13%, 03/15/2033	1,388,902
150,000	Hiland Partners LP / Hiland Partners Finance Corp(b) 5.50%, 05/15/2022	146,625
50,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	47,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	164,036
925,000	3.95%, 04/15/2022	893,349
	Kinder Morgan Energy Partners LP
500,000	5.80%, 03/01/2021	531,586
1,000,000	5.00%, 03/01/2043	781,524
50,000	Kinder Morgan Inc(b) 5.63%, 11/15/2023	49,024
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022	44,750
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	6.25%, 03/15/2023	$ 45,500
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp 6.63%, 12/01/2021	102,000
150,000	Linn Energy LLC / Linn Energy Finance Corp 6.50%, 05/15/2019	41,250
500,000	Marathon Oil Corp 3.85%, 06/01/2025	442,647
700,000	Marathon Petroleum Corp 5.13%, 03/01/2021	762,771
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
25,000	4.50%, 07/15/2023	22,943
75,000	4.88%, 12/01/2024	68,625
75,000	4.88%, 06/01/2025	68,985
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	665,243
1,200,000	5.10%, 09/15/2023	1,058,952
150,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	111,563
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	39,500
50,000	6.88%, 03/15/2022	39,615
50,000	6.88%, 01/15/2023	38,750
25,000	PDC Energy Inc 7.75%, 10/15/2022	24,875
	Petrobras Global Finance BV
20,000	3.25%, 03/17/2017	17,650
50,000	7.88%, 03/15/2019	41,250
15,000	5.75%, 01/20/2020	11,189
100,000	4.38%, 05/20/2023	65,250
80,000	5.63%, 05/20/2043	49,000
1,000,000	Petrobras International Finance Co 5.38%, 01/27/2021	727,500
400,000	Petro-Canada 6.80%, 05/15/2038	491,826
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	50,550
1,125,000	4.88%, 01/18/2024	1,088,887
100,000	4.50%, 01/23/2026(b)	92,190
50,000	6.63%, 06/15/2038	45,625
500,000	6.50%, 06/02/2041	459,900
100,000	6.38%, 01/23/2045	89,840
200,000	Petronas Capital Ltd 4.50%, 03/18/2045	184,852
150,000	Phillips 66 4.88%, 11/15/2044	143,541
198,000	Range Resources Corp(b) 4.88%, 05/15/2025	176,467
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	51,239
50,000	5.00%, 10/01/2022	48,818
	Rice Energy Inc
100,000	6.25%, 05/01/2022	89,188
50,000	7.25%, 05/01/2023(b)	46,875
	Rose Rock Midstream LP / Rose Rock Finance Corp
125,000	5.63%, 07/15/2022	110,000
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	5.63%, 11/15/2023(b)	$ 65,250
100,000	RSP Permian Inc 6.63%, 10/01/2022	96,000
	Sabine Pass Liquefaction LLC
275,000	5.63%, 02/01/2021	255,062
100,000	5.63%, 03/01/2025(b)	88,125
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021	11,000
100,000	8.13%, 10/15/2022	21,500
	SM Energy Co
50,000	5.00%, 01/15/2024	42,313
50,000	5.63%, 06/01/2025	43,000
200,000	Southeast Supply Header LLC(b) 4.25%, 06/15/2024	194,474
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	150,500
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	76,125
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.25%, 11/15/2023	62,438
	TerraForm Power Operating LLC(b)
75,000	5.88%, 02/01/2023	66,188
50,000	6.13%, 06/15/2025	43,250
100,000	Tesoro Corp 5.13%, 04/01/2024	98,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	36,860
100,000	6.13%, 10/15/2021	98,250
50,000	6.25%, 10/15/2022(b)	48,750
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	196,300
	Valero Energy Corp
150,000	9.38%, 03/15/2019	182,935
900,000	7.50%, 04/15/2032	1,066,191
75,000	W&T Offshore Inc 8.50%, 06/15/2019	33,375
900,000	Weatherford International Ltd 4.50%, 04/15/2022	727,920
75,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	74,438
125,000	Whiting Petroleum Corp 6.25%, 04/01/2023	108,125
	Williams Partners LP
300,000	5.25%, 03/15/2020	319,777
565,000	4.90%, 01/15/2045	420,718
50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	44,763
		29,407,004
Financial — 17.85%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,615
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 365,000	3.35%, 05/15/2024	$ 365,280
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
150,000	4.50%, 05/15/2021	149,813
150,000	4.63%, 07/01/2022	149,438
	Aflac Inc
265,000	2.65%, 02/15/2017	270,637
600,000	3.63%, 06/15/2023	615,677
1,500,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,494,337
	Ally Financial Inc
100,000	4.13%, 02/13/2022	96,375
50,000	4.63%, 05/19/2022	49,188
100,000	4.63%, 03/30/2025	94,500
	American International Group Inc
500,000	4.13%, 02/15/2024	525,289
875,000	4.50%, 07/16/2044	859,162
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,366,896
1,120,000	3.40%, 02/15/2019	1,152,900
	Associated Banc-Corp
80,000	5.13%, 03/28/2016	81,220
350,000	4.25%, 01/15/2025	355,797
100,000	Bangkok Bank PCL(b) 4.80%, 10/18/2020	108,941
	Bank of America Corp
1,500,000	7.63%, 06/01/2019	1,765,392
2,400,000	5.00%, 05/13/2021	2,644,517
200,000	Bank of China Ltd 5.00%, 11/13/2024	203,134
1,000,000	Bank of New York Mellon Corp 3.25%, 09/11/2024	1,006,653
400,000	BB&T Corp 2.25%, 02/01/2019	404,085
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	507,279
300,000	Capital One Financial Corp 2.45%, 04/24/2019	299,048
350,000	Capital One NA 2.95%, 07/23/2021	346,436
200,000	China Overseas Finance Cayman V Ltd 3.95%, 11/15/2022	194,972
210,000	Chubb Corp 5.75%, 05/15/2018	232,948
	CIT Group Inc
25,000	6.63%, 04/01/2018(b)	26,438
100,000	5.00%, 08/01/2023	99,375
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,421,113
325,000	City National Corp 5.25%, 09/15/2020	370,057
500,000	CNA Financial Corp 5.88%, 08/15/2020	568,718
400,000	Comerica Inc 3.80%, 07/22/2026	398,930
	Compass Bank
500,000	2.75%, 09/29/2019	498,136
400,000	3.88%, 04/10/2025	372,880
2,750,000	Discover Bank 2.00%, 02/21/2018	2,733,747
Principal Amount		Fair Value
Financial — (continued)
$ 250,000	Discover Financial Services 3.85%, 11/21/2022	$ 247,609
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	783,196
200,000	FMR LLC(b) 7.57%, 06/15/2029	272,020
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	207,500
	General Electric Capital Corp
500,000	5.50%, 01/08/2020	572,192
3,000,000	3.10%, 01/09/2023	3,067,404
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b) 3.80%, 06/18/2019	536,597
200,000	Global Bank Corp(b) 5.13%, 10/30/2019	202,000
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,520
1,000,000	2.63%, 01/31/2019	1,012,381
750,000	5.38%, 03/15/2020	836,612
1,250,000	5.25%, 07/27/2021	1,394,051
500,000	3.50%, 01/23/2025	492,079
1,325,000	Hartford Financial Services Group Inc 5.13%, 04/15/2022	1,469,375
	Health Care REIT Inc
375,000	4.13%, 04/01/2019	396,379
510,000	4.00%, 06/01/2025	509,849
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,298,591
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	103,054
470,000	Host Hotels & Resorts LP 4.00%, 06/15/2025	463,305
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	321,117
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,423,901
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b)(d) 8.13%, 07/15/2019	96,500
200,000	HUB International Ltd(b) 7.88%, 10/01/2021	191,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,020,742
200,000	Industrial & Commercial Bank of China Ltd(a)(c) 6.00%, Perpetual	208,137
100,000	Iron Mountain Inc 5.75%, 08/15/2024	96,500
	Jefferies Group LLC
1,400,000	6.88%, 04/15/2021	1,573,396
550,000	5.13%, 01/20/2023	551,085
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,007,894
550,000	4.50%, 01/24/2022	593,433
2,195,000	3.38%, 05/01/2023	2,145,097
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	257,583
850,000	4.95%, 05/01/2022	919,011
600,000	4.25%, 06/15/2023	620,536
390,000	Liberty Property LP 3.75%, 04/01/2025	380,797
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Lincoln National Corp
$2,000,000	8.75%, 07/01/2019	$2,442,864
225,000	4.20%, 03/15/2022	233,728
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	1,004,614
	Massachusetts Mutual Life Insurance Co(b)
1,000,000	5.38%, 12/01/2041	1,095,485
350,000	4.50%, 04/15/2065	321,987
700,000	MassMutual Global Funding II(b) 3.60%, 04/09/2024	714,890
	MetLife Inc
500,000	6.82%, 08/15/2018	569,599
750,000	4.05%, 03/01/2045	701,047
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,079,891
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,012,113
1,500,000	5.00%, 11/24/2025	1,594,834
	MUFG Union Bank NA
250,000	2.63%, 09/26/2018	254,171
250,000	2.25%, 05/06/2019	250,593
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	624,965
1,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	1,741,834
800,000	New York Life Insurance Co(b) 6.75%, 11/15/2039	1,044,690
1,000,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	1,217,706
165,000	PNC Funding Corp 5.63%, 02/01/2017	173,769
	Power Sector Assets & Liabilities Management Corp
100,000	7.25%, 05/27/2019	115,875
100,000	7.39%, 12/02/2024	129,500
135,000	Principal Life Global Funding II(b) 2.20%, 04/08/2020	134,865
1,300,000	Prologis LP 3.35%, 02/01/2021	1,317,758
700,000	Prudential Financial Inc 4.60%, 05/15/2044	705,963
200,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	187,750
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	203,280
244,000	5.63%, 04/01/2024	275,877
50,000	RHP Hotel Properties LP / RHP Finance Corp 5.00%, 04/15/2023	49,750
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 5.10%, 07/25/2018	195,000
100,000	Simon Property Group LP 6.13%, 05/30/2018	110,516
550,000	State Street Corp 3.30%, 12/16/2024	555,551
300,000	Stifel Financial Corp 4.25%, 07/18/2024	299,913
Principal Amount		Fair Value
Financial — (continued)
$ 425,000	SunTrust Banks Inc 2.50%, 05/01/2019	$ 429,705
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	972,537
440,000	TIAA Asset Management Finance Co LLC(b) 4.13%, 11/01/2024	448,524
500,000	UDR Inc 4.63%, 01/10/2022	536,004
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	201,311
1,000,000	Wells Fargo & Co 4.30%, 07/22/2027	1,019,141
500,000	WP Carey Inc 4.60%, 04/01/2024	509,886
		73,604,852
Industrial — 3.93%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	86,750
125,000	Air Medical Merger Sub Corp(b) 6.38%, 05/15/2023	113,437
50,000	Allegion PLC 5.88%, 09/15/2023	51,250
	Anixter Inc
125,000	5.63%, 05/01/2019	131,094
50,000	5.50%, 03/01/2023(b)	49,250
150,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	156,375
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b) 3.34%, 12/15/2019	193,000
50,000	ATS Automation Tooling Systems Inc(b) 6.50%, 06/15/2023	50,125
	Ball Corp
100,000	5.00%, 03/15/2022	100,250
125,000	4.00%, 11/15/2023	116,875
25,000	5.25%, 07/01/2025	24,640
200,000	Belden Inc(b) 5.50%, 09/01/2022	193,500
300,000	Berry Plastics Corp 5.50%, 05/15/2022	291,750
50,000	Building Materials Corp of America(b) 6.00%, 10/15/2025	50,500
1,000,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	1,143,159
200,000	BWAY Holding Co(b) 9.13%, 08/15/2021	193,000
150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	141,750
800,000	Corning Inc 4.75%, 03/15/2042	839,948
175,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	171,500
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(b)	1,392,930
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 50,000	5.70%, 09/16/2023	$ 49,500
50,000	EnerSys (b) 5.00%, 04/30/2023	48,500
125,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	95,000
135,000	Flextronics International Ltd(b) 4.75%, 06/15/2025	130,777
150,000	Gardner Denver Inc(b) 6.88%, 08/15/2021	132,750
175,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	140,875
800,000	Harsco Corp 5.75%, 05/15/2018	803,000
120,000	Hubbell Inc 5.95%, 06/01/2018	132,745
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	483,759
800,000	Keysight Technologies Inc(b) 4.55%, 10/30/2024	779,209
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	437,742
1,000,000	Masco Corp 7.13%, 03/15/2020	1,152,500
50,000	Masonite International Corp(b) 5.63%, 03/15/2023	51,000
50,000	Milacron LLC / Mcron Finance Corp(b) 7.75%, 02/15/2021	51,000
360,000	Molex Electronic Technologies LLC(b) 3.90%, 04/15/2025	350,818
100,000	NCI Building Systems Inc(b) 8.25%, 01/15/2023	104,750
	Owens-Brockway Glass Container Inc(b)
150,000	5.38%, 01/15/2025	144,000
75,000	6.38%, 08/15/2025	75,750
460,000	Packaging Corp of America 3.65%, 09/15/2024	456,145
50,000	Pactiv LLC 7.95%, 12/15/2025	47,375
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 2.50%, 06/15/2019	646,873
350,000	Pentair Inc 5.00%, 05/15/2021	370,714
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
200,000	5.75%, 10/15/2020	202,000
75,000	8.25%, 02/15/2021	74,812
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,008,296
	Sealed Air Corp(b)
50,000	5.25%, 04/01/2023	50,125
100,000	5.13%, 12/01/2024	98,000
50,000	5.50%, 09/15/2025	50,750
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	200,625
	Textron Inc
300,000	4.30%, 03/01/2024	308,721
155,000	3.88%, 03/01/2025	155,421
Principal Amount		Fair Value
Industrial — (continued)
$ 235,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	$ 235,658
	TransDigm Inc
200,000	5.50%, 10/15/2020	190,625
75,000	6.50%, 07/15/2024	70,489
50,000	6.50%, 05/15/2025(b)	47,000
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	122,500
	USG Corp(b)
50,000	5.88%, 11/01/2021	51,875
50,000	5.50%, 03/01/2025	49,875
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	58,537
800,000	5.25%, 10/01/2054	704,115
175,000	WESCO Distribution Inc 5.38%, 12/15/2021	167,344
50,000	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(b) 9.75%, 06/15/2019	48,125
125,000	Zebra Technologies Corp(b) 7.25%, 10/15/2022	133,125
		16,203,883
Technology — 1.89%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	416,951
150,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	93,000
500,000	Apple Inc 3.45%, 02/09/2045	423,289
	Audatex North America Inc(b)
150,000	6.00%, 06/15/2021	150,298
100,000	6.13%, 11/01/2023	100,500
110,000	Autodesk Inc 4.38%, 06/15/2025	110,300
75,000	Blackboard Inc(b) 7.75%, 11/15/2019	63,000
100,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	80,813
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,800,000
150,000	Boxer Parent Co Inc(b)(d) 9.00%, 10/15/2019	106,500
	CDW LLC / CDW Finance Corp
75,000	5.00%, 09/01/2023	75,547
150,000	5.50%, 12/01/2024	150,000
75,000	Compiler Finance Sub Inc(b) 7.00%, 05/01/2021	45,000
	Emdeon Inc
75,000	11.00%, 12/31/2019	79,875
50,000	6.00%, 02/15/2021(b)	48,313
125,000	Ensemble Merger Sub Inc(b) 9.00%, 09/30/2023	120,937
175,000	Entegris Inc(b) 6.00%, 04/01/2022	177,625
805,000	Fidelity National Information Services Inc 3.88%, 06/05/2024	766,148
	First Data Corp(b)
275,000	8.75%, 01/15/2022	287,375
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 150,000	5.38%, 08/15/2023	$ 148,500
50,000	IHS Inc 5.00%, 11/01/2022	48,063
200,000	Infor Software Parent LLC / Infor Software Parent Inc(b)(d) 7.13%, 05/01/2021	176,000
	Infor US Inc(b)
50,000	5.75%, 08/15/2020	49,750
225,000	6.50%, 05/15/2022	206,437
	Intel Corp
400,000	3.70%, 07/29/2025	410,384
260,000	4.90%, 07/29/2045	269,144
150,000	Italics Merger Sub Inc(b) 7.13%, 07/15/2023	143,250
	Micron Technology Inc(b)
75,000	5.25%, 08/01/2023	68,985
50,000	5.25%, 01/15/2024	45,875
	MSCI Inc(b)
50,000	5.25%, 11/15/2024	50,500
50,000	5.75%, 08/15/2025	50,375
	NCR Corp
200,000	4.63%, 02/15/2021	191,500
25,000	5.00%, 07/15/2022	23,688
150,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	149,625
	Sensata Technologies BV(b)
50,000	5.63%, 11/01/2024	49,875
75,000	5.00%, 10/01/2025	70,406
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020	225,000
75,000	SS&C Technologies Holdings Inc(b) 5.88%, 07/15/2023	76,313
	SunGard Data Systems Inc
75,000	6.63%, 11/01/2019	77,437
150,000	7.63%, 11/15/2020	155,625
		7,782,203
Utilities — 3.32%
450,000	Appalachian Power Co 3.40%, 06/01/2025	445,517
820,000	Atmos Energy Corp 4.13%, 10/15/2044	776,377
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	648,950
	Calpine Corp
50,000	5.88%, 01/15/2024(b)	51,500
150,000	5.75%, 01/15/2025	140,250
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,432,821
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	401,409
	Electricite de France SA(b)
500,000	5.63%, Perpetual(a)(c)	494,000
1,225,000	5.60%, 01/27/2040	1,412,725
500,000	Enel Finance International NV(b) 6.00%, 10/07/2039	567,314
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	972,242
250,000	5.75%, 10/01/2041	254,983
Principal Amount		Fair Value
Utilities — (continued)
$ 1,724	FPL Energy National Wind Portfolio LLC(b)(e) 6.13%, 03/25/2019	$ 1,724
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	98,719
515,000	Gulf Power Co 4.55%, 10/01/2044	508,288
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	109,453
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	173,555
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,673,559
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	558,349
400,000	2.70%, 09/15/2019	402,783
200,000	Northern States Power Co 5.25%, 03/01/2018	217,516
175,000	NRG Energy Inc 6.25%, 05/01/2024	154,437
100,000	Pennsylvania Electric Co(b) 4.15%, 04/15/2025	101,244
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	497,887
250,000	PPL WEM Holdings Ltd(b) 5.38%, 05/01/2021	278,191
	Sempra Energy
250,000	9.80%, 02/15/2019	309,389
300,000	3.55%, 06/15/2024	301,930
250,000	TECO Finance Inc 5.15%, 03/15/2020	275,093
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	457,047
		13,717,252
TOTAL CORPORATE BONDS AND NOTES — 52.85% (Cost $221,855,834)		$217,975,956
FOREIGN GOVERNMENT BONDS AND NOTES
252,367	Argentine Republic Government International Bond(f) 8.28%, 12/31/2033	251,736
	Brazilian Government International Bond
200,000	4.88%, 01/22/2021	194,500
100,000	8.25%, 01/20/2034	103,500
200,000	5.63%, 01/07/2041	162,000
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	203,700
200,000	5.00%, 06/15/2045	171,500
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	542,689
200,000	Croatia Government International Bond 6.00%, 01/26/2024	210,750
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024	147,750
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	$ 175,500
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	72,713
70,000	6.25%, 01/29/2020	78,659
70,000	6.38%, 03/29/2021	79,905
250,000	Indonesia Government International Bond 5.88%, 03/13/2020	272,446
	Industrial Bank of Korea
200,000	2.00%, 04/23/2020	197,339
200,000	2.00%, 04/23/2020(b)	197,339
	Mexico Government International Bond
342,000	3.60%, 01/30/2025	334,732
1,600,000	4.75%, 03/08/2044	1,460,000
100,000	Philippine Government International Bond 4.00%, 01/15/2021	107,497
150,000	Poland Government International Bond 6.38%, 07/15/2019	173,649
100,000	Provincia de Buenos Aires/Argentina 10.88%, 01/26/2021	97,500
200,000	Republic of El Salvador 7.63%, 02/01/2041	176,000
100,000	Republic of Ghana 8.50%, 10/04/2017	99,150
200,000	Republic of Indonesia 4.63%, 04/15/2043	167,000
250,000	Republic of Iraq 5.80%, 01/15/2028	172,114
200,000	Republic of Lebanon 6.65%, 02/26/2030	197,636
182,000	Republic of Mozambique 6.31%, 09/11/2020	155,610
200,000	Republic of Peru 5.63%, 11/18/2050	206,500
200,000	Republic of Senegal 6.25%, 07/30/2024	179,096
300,000	Republic of Turkey 4.25%, 04/14/2026	272,625
200,000	Republic of Uruguay 5.10%, 06/18/2050	175,500
150,000	Republic of Venezuela 9.00%, 05/07/2023	51,375
50,000	Romanian Government International Bond 4.38%, 08/22/2023	52,100
200,000	Ukraine Government International Bond 7.50%, 04/17/2023	159,500
	Venezuela Government International Bond
100,000	7.65%, 04/21/2025	33,000
250,000	7.00%, 03/31/2038	80,625
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.80% (Cost $7,797,176)		$7,413,235
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 24.67%
	Federal Home Loan Mortgage Corp
$ 50,129	5.50%, 02/01/2018	$ 52,116
39,559	4.00%, 12/01/2020	41,357
12,756	4.50%, 04/01/2021	13,251
31,479	6.00%, 05/01/2021	33,283
22,328	4.50%, 07/01/2021	23,144
22,919	5.00%, 03/01/2022	24,721
19,270	6.00%, 11/01/2033	22,040
22,080	6.00%, 04/01/2035	25,014
64,007	4.50%, 05/01/2035	69,380
181,803	5.50%, 08/01/2035	201,376
106,326	4.50%, 11/01/2035	115,479
13,910	6.50%, 02/01/2036	15,902
40,969	4.50%, 03/01/2036	44,455
37,391	6.00%, 03/01/2036	42,618
16,791	5.50%, 06/01/2036	18,587
117,209	5.50%, 08/01/2036	129,905
9,836	6.00%, 08/01/2037	11,069
61,716	7.00%, 08/01/2037	70,678
204,502	5.00%, 04/01/2038	223,703
621,588	5.50%, 05/01/2038	688,481
350,647	4.50%, 03/01/2039	380,084
998,537	4.50%, 05/01/2039	1,083,660
322,100	4.00%, 09/01/2040	343,948
946,421	5.00%, 09/01/2040	1,036,185
408,814	3.50%, 12/01/2040	426,504
1,649,349	4.00%, 12/01/2040	1,761,621
1,851,455	5.00%, 02/01/2041	2,035,679
2,513,956	3.50%, 12/01/2041	2,626,845
145,461	4.00%, 09/01/2043	155,000
12,597,228	4.00%, 01/01/2044	13,423,306
7,011,656	4.00%, 03/01/2044	7,471,454
2,761,011	4.50%, 04/01/2044	2,990,420
4,648,243	3.50%, 05/01/2044	4,841,665
6,026,296	3.50%, 12/01/2044	6,288,588
2,350,882	4.50%, 12/01/2044	2,547,303
	Federal National Mortgage Association
34,640	5.00%, 02/01/2018	35,988
63,268	4.50%, 06/01/2018	65,569
1,943,876	3.50%, 01/01/2031	2,053,982
29,095	4.50%, 08/01/2035	31,743
65,535	6.00%, 02/01/2036	74,254
181,252	5.50%, 03/01/2036	203,254
172,643	6.50%, 06/01/2036	197,224
429,893	6.00%, 02/01/2037	484,446
193,871	6.00%, 03/01/2037	219,243
1,105	6.50%, 04/01/2037	1,262
90,627	6.00%, 08/01/2037	102,161
68,686	6.50%, 08/01/2037	79,784
1,707,260	4.50%, 07/01/2039	1,851,550
1,918,535	4.00%, 02/01/2041	2,051,763
12,844,383	4.50%, 02/01/2041	13,968,548
1,464,591	4.50%, 07/01/2041	1,591,478
1,057,857	4.00%, 10/01/2041	1,131,653
2,215,613	3.50%, 12/01/2041	2,316,752
2,969,806	4.00%, 12/01/2041	3,169,917
2,727,525	3.50%, 07/01/2042	2,852,441
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$5,006,941	4.00%, 04/01/2044	$ 5,349,049
7,040,964	4.00%, 01/01/2045	7,520,589
3,664,974	3.50%, 03/01/2045	3,828,576
344,585	2.45%, 03/01/2047(a)	361,551
	Government National Mortgage Association
1,356,230	4.00%, 02/20/2045	1,445,026
	Series 2011-H15 Class FA
1,454,202	0.64%, 06/20/2061(a)	1,456,831
TOTAL MORTGAGE-BACKED SECURITIES — 24.67% (Cost $100,086,833)		$101,723,455
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
800,000	0.13%, 04/15/2017	837,519
2,800,000	0.13%, 04/15/2019	2,842,073
3,200,000	0.13%, 01/15/2022	3,288,020
2,700,000	0.13%, 07/15/2022(g)	2,732,383
3,000,000	0.63%, 01/15/2024	3,053,606
	United States Treasury Note/Bond
4,000,000	1.00%, 09/15/2018	4,009,168
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,500,000	1.13%, 04/30/2020	$ 1,486,836
830,000	1.38%, 08/31/2020	830,973
460,000	2.13%, 06/30/2021	473,908
1,000,000	1.88%, 08/31/2022	1,008,545
3,805,000	2.38%, 08/15/2024	3,918,952
16,185,000	2.00%, 02/15/2025	16,121,781
280,000	2.13%, 05/15/2025	281,684
2,000,000	2.00%, 08/15/2025	1,989,428
200,000	3.38%, 05/15/2044	219,505
710,000	3.13%, 08/15/2044	743,097
4,250,000	3.00%, 11/15/2044	4,339,981
6,800,000	2.50%, 02/15/2045	6,260,073
1,000,000	2.88%, 08/15/2045	999,395
TOTAL U.S. TREASURY BONDS AND NOTES — 13.44% (Cost $55,221,275)		$ 55,436,927
TOTAL INVESTMENTS — 98.30% (Cost $407,626,452)		$405,405,665
OTHER ASSETS & LIABILITIES, NET — 1.70%		$ 7,005,888
TOTAL NET ASSETS — 100.00%		$412,411,553
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $60,811,792 and $60,344,285, respectively, representing 14.63% of net assets.
(c)	Security has no contractual maturity date and pays an indefinite stream of interest.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	Security in default; no interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $255,837 and $251,736, respectively, representing 0.06% of net assets.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At September 30, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,553	$1,724	0.00%
Jo-Ann Stores Holdings Inc	9.75	10/15/2019	07/02/2013	76,991	60,000	0.01
Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC	5.88	05/15/2021	05/08/2013-10/02/2014	223,753	221,625	0.05
				$302,297	$283,349	0.06%
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	480	USD	$105,135,000	December 2015	$ 125,549
U.S. 5 Year Treasury Note Long Futures	509	USD	61,342,453	December 2015	264,331
U.S. 10 Year Treasury Note Short Futures	1,195	USD	153,837,578	December 2015	(466,589)
U.S. Long Bond Short Futures	44	USD	6,923,125	December 2015	58,383
U.S. Ultra Bond Long Futures	24	USD	3,849,750	December 2015	107,850
				Net Appreciation	$ 89,524
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

September 30, 2015

Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 22,856,092	$ —	$ 22,856,092
Corporate Bonds and Notes	—	217,975,956	—	217,975,956
Foreign Government Bonds and Notes	—	7,413,235	—	7,413,235
Mortgage-Backed Securities	—	101,723,455	—	101,723,455
U.S. Treasury Bonds and Notes	—	55,436,927	—	55,436,927
Total investments, at fair value:	0	405,405,665	0	405,405,665
Other Financial Investments:
Futures Contracts(a)	556,113	—	—	556,113
Total Assets	$ 556,113	$ 405,405,665	$ 0	$ 405,961,778
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (466,589)	$ —	$ —	$ (466,589)
Total Liabilities	$ (466,589)	$ 0	$ 0	$ (466,589)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2015

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$407,690,394
Gross unrealized appreciation on investments	6,527,703
Gross unrealized depreciation on investments	(8,812,432)
Net unrealized depreciation on investments	$ (2,284,729)
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,872 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.24%
13,643	Airgas Inc	$ 1,218,729
113,339	Allegheny Technologies Inc	1,607,147
86,883	Carpenter Technology Corp	2,586,507
153,144	Newmont Mining Corp	2,461,024
159,869	Nucor Corp	6,003,081
34,422	Reliance Steel & Aluminum Co	1,859,132
10,642	Sherwin-Williams Co	2,370,825
266,064	Steel Dynamics Inc	4,570,980
		22,677,425
Communications — 2.47%
23,061	CDW Corp	942,273
262,475	CenturyLink Inc	6,593,372
2,408	F5 Networks Inc(a)	278,846
14,850	John Wiley & Sons Inc Class A	742,946
159,176	Juniper Networks Inc	4,092,415
4,670	Liberty Media Corp Class A(a)	166,812
4,500	Plantronics Inc	228,825
18,544	Polycom Inc(a)	194,341
		13,239,830
Consumer, Cyclical — 11.72%
24,705	Alaska Air Group Inc	1,962,812
160,689	Allison Transmission Holdings Inc	4,288,789
4,883	AutoZone Inc(a)	3,534,462
37,726	Brinker International Inc	1,987,028
76,244	Darden Restaurants Inc	5,225,764
13,689	Dick's Sporting Goods Inc	679,111
164,530	DR Horton Inc	4,830,601
35,306	DSW Inc Class A	893,595
144,084	Gaming & Leisure Properties Inc REIT	4,279,295
48,429	Genuine Parts Co	4,014,280
29,584	HD Supply Holdings Inc(a)	846,694
175,216	Ingram Micro Inc Class A	4,772,884
12,265	Jack in the Box Inc	944,896
27,197	Lear Corp	2,958,490
31,845	Leggett & Platt Inc	1,313,606
202,949	Liberty Interactive Corp Class A(a)	5,323,352
23,592	Mohawk Industries Inc(a)	4,288,790
13,380	Nu Skin Enterprises Inc Class A(b)	552,326
40,208	PACCAR Inc	2,097,651
38,317	Scotts Miracle-Gro Co Class A	2,330,440
74,326	Staples Inc	871,844
11,124	Toll Brothers Inc(a)	380,886
8,649	Toro Co	610,101
11,278	Watsco Inc	1,336,217
66,033	World Fuel Services Corp	2,363,981
		62,687,895
Consumer, Non-Cyclical — 14.09%
13,974	Aaron's Inc	504,601
57,373	Alkermes PLC(a)	3,366,074
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
89,850	Boston Scientific Corp(a)	$ 1,474,439
40,192	Clorox Co	4,643,382
11,220	Coca-Cola Enterprises Inc	542,487
164,216	ConAgra Foods Inc	6,652,390
2,616	Costar Group Inc(a)	452,725
20,990	CR Bard Inc	3,910,647
172,255	Flowers Foods Inc	4,261,589
30,574	Hologic Inc(a)	1,196,361
54,707	Isis Pharmaceuticals Inc(a)(b)	2,211,257
7,660	Jazz Pharmaceuticals PLC(a)	1,017,325
6,030	JM Smucker Co	687,963
67,520	Kellogg Co	4,493,456
50,969	Mallinckrodt PLC(a)	3,258,958
62,315	ManpowerGroup Inc	5,102,975
5,628	Medivation Inc(a)	239,190
16,038	Perrigo Co PLC	2,522,296
68,576	Pilgrim's Pride Corp(b)	1,425,009
111,623	Pinnacle Foods Inc	4,674,771
65,807	Quest Diagnostics Inc	4,045,156
42,227	Quintiles Transnational Holdings Inc(a)	2,937,732
6,996	Robert Half International Inc	357,915
74,430	SEI Investments Co	3,589,759
58,004	St Jude Medical Inc	3,659,472
27,484	United Therapeutics Corp(a)	3,607,000
19,422	Zimmer Biomet Holdings Inc	1,824,308
65,548	Zoetis Inc	2,699,267
		75,358,504
Energy — 7.47%
287,463	California Resources Corp	747,404
246,789	Columbia Pipeline Group Inc	4,513,771
102,844	CVR Energy Inc(b)	4,221,746
49,533	Helmerich & Payne Inc(b)	2,340,929
117,801	HollyFrontier Corp	5,753,401
124,836	Nabors Industries Ltd	1,179,700
81,693	Noble Corp PLC(b)	891,271
12,037	Oceaneering International Inc	472,813
56,541	Oil States International Inc(a)	1,477,416
13,004	ONEOK Inc	418,729
168,479	PBF Energy Inc Class A	4,756,162
112,703	Superior Energy Services Inc	1,423,439
23,136	Targa Resources Corp	1,191,967
65,525	Tesoro Corp	6,371,651
95,598	Western Refining Inc	4,217,784
		39,978,183
Financial — 31.57%
33,853	Alexander & Baldwin Inc	1,162,174
100,059	Allied World Assurance Co Holdings AG	3,819,252
118,797	Ally Financial Inc(a)	2,421,083
97,652	American Homes 4 Rent REIT Class A	1,570,244
43,618	Ameriprise Financial Inc	4,760,032
141,347	Apartment Investment & Management Co REIT Class A	5,232,666
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
98,992	Aspen Insurance Holdings Ltd	$4,600,158
176,190	Assured Guaranty Ltd	4,404,750
71,982	Camden Property Trust REIT	5,319,470
294,020	CBL & Associates Properties Inc REIT	4,042,775
85,658	CBRE Group Inc Class A(a)	2,741,056
35,741	City National Corp	3,147,352
42,889	CoreLogic Inc(a)	1,596,758
42,977	Digital Realty Trust Inc REIT(b)	2,807,258
56,878	E*TRADE Financial Corp(a)	1,497,598
217,744	Empire State Realty Trust Inc REIT Class A	3,708,180
156,180	Equity Commonwealth REIT(a)	4,254,343
70,948	Equity LifeStyle Properties Inc REIT	4,155,424
29,918	Essex Property Trust Inc REIT	6,684,280
198,131	Forest City Enterprises Class A(a)	3,988,377
65,367	Home Properties Inc REIT	4,886,183
144,434	Hospitality Properties Trust REIT	3,694,622
8,004	Jones Lang LaSalle Inc	1,150,735
14,347	Lamar Advertising Co REIT Class A	748,626
46,797	Legg Mason Inc	1,947,223
130,861	Lincoln National Corp	6,210,663
23,726	Mack-Cali Realty Corp REIT	447,947
26,195	Mid-America Apartment Communities Inc REIT	2,144,585
273,258	Navient Corp	3,071,420
21,439	NorthStar Asset Management Group Inc	307,864
23,833	Omega Healthcare Investors Inc REIT	837,730
110,513	Outfront Media Inc REIT	2,298,670
76,820	Post Properties Inc REIT	4,477,838
124,617	Prologis Inc REIT	4,847,601
18,010	Realogy Holdings Corp(a)	677,716
260,190	Regions Financial Corp	2,344,312
58,894	Reinsurance Group of America Inc	5,335,207
77,960	Santander Consumer USA Holdings Inc(a)	1,591,943
195,586	SunTrust Banks Inc	7,479,209
37,656	SVB Financial Group(a)	4,350,774
135,865	Synovus Financial Corp	4,021,604
5,013	Taubman Centers Inc REIT	346,298
125,994	Trustmark Corp	2,919,281
255,245	Umpqua Holdings Corp	4,160,494
45,818	Validus Holdings Ltd	2,065,017
23,162	Vornado Realty Trust REIT	2,094,308
142,362	Voya Financial Inc	5,519,375
16,708	Washington Federal Inc	380,107
79,706	Weingarten Realty Investors REIT	2,639,066
234,527	WP Glimcher Inc REIT	2,734,585
96,338	WR Berkley Corp	5,237,897
Shares		Fair Value
Financial — (continued)
166,130	XL Group PLC	$ 6,033,842
		168,915,972
Industrial — 8.94%
10,267	Acuity Brands Inc	1,802,680
2,424	Amerco	953,771
58,700	Armstrong World Industries Inc(a)	2,802,338
16,114	Arrow Electronics Inc(a)	890,782
110,200	Avnet Inc	4,703,336
54,638	Babcock & Wilcox Enterprises Inc(a)	917,918
197,767	Flextronics International Ltd(a)	2,084,464
68,165	Granite Construction Inc	2,022,456
50,313	Hubbell Inc Class B	4,274,089
19,305	Huntington Ingalls Industries Inc Class A	2,068,531
66,654	Ingersoll-Rand PLC Class A(a)	3,384,024
7,859	Snap-on Inc	1,186,238
76,601	Spirit AeroSystems Holdings Inc Class A(a)	3,702,892
66,251	Stanley Black & Decker Inc	6,425,022
53,425	Vulcan Materials Co	4,765,510
113,677	Westrock Co	5,847,545
		47,831,596
Technology — 6.13%
7,424	Analog Devices Inc	418,788
408,141	Brocade Communications Systems Inc	4,236,504
34,868	Computer Sciences Corp	2,140,198
72,119	Fidelity National Information Services Inc	4,837,742
52,632	Freescale Semiconductor Ltd(a)	1,925,279
155,996	Maxim Integrated Products Inc	5,210,266
52,375	MSCI Inc Class A	3,114,217
118,687	NVIDIA Corp	2,925,635
96,612	Rackspace Hosting Inc(a)	2,384,384
132,265	Xilinx Inc	5,608,036
		32,801,049
Utilities — 9.71%
498,488	AES Corp	4,880,198
115,529	Ameren Corp	4,883,411
324,185	Calpine Corp(a)	4,733,101
103,862	CenterPoint Energy Inc	1,873,670
171,975	CMS Energy Corp	6,074,157
8,498	Entergy Corp	553,220
64,076	Eversource Energy	3,243,527
158,952	FirstEnergy Corp	4,976,787
288,397	NRG Energy Inc	4,282,695
17,998	Pinnacle West Capital Corp	1,154,392
19,932	PPL Corp	655,563
193,703	Public Service Enterprise Group Inc	8,166,519
2,350	Sempra Energy	227,292
119,437	Talen Energy Corp(a)	1,206,314
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Utilities — (continued)
145,165	UGI Corp	$ 5,054,645
		51,965,491
TOTAL COMMON STOCK — 96.34% (Cost $550,898,315)		$515,455,945
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.97%
$2,503,527	Undivided interest of 4.04% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $2,503,527 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	2,503,527
2,503,527	Undivided interest of 4.04% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $2,503,527 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	2,503,527
527,035	Undivided interest of 5.78% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $527,035 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(c)	527,035
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,503,527	Undivided interest of 6.27% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $2,503,527 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(c)
		$ 2,503,527
2,503,527	Undivided interest of 6.64% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $2,503,527 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(c)	2,503,527
SHORT TERM INVESTMENTS — 1.97% (Cost $10,541,143)		$ 10,541,143
TOTAL INVESTMENTS — 98.31% (Cost $561,439,458)		$525,997,088
OTHER ASSETS & LIABILITIES, NET — 1.69%		$ 9,022,998
TOTAL NET ASSETS — 100.00%		$535,020,086
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	63	USD	$8,586,270	December 2015	$(299,235)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 515,455,945	$ —	$ —	$ 515,455,945
Short Term Investments	—	10,541,143	—	10,541,143
Total Assets	$ 515,455,945	$ 10,541,143	$ 0	$ 525,997,088
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (299,235)	$ —	$ —	$ (299,235)
Total Liabilities	$ (299,235)	$ 0	$ 0	$ (299,235)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$563,085,389
Gross unrealized appreciation on investments	15,680,763
Gross unrealized depreciation on investments	(52,769,064)
Net unrealized depreciation on investments	$ (37,088,301)

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 62 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.69%
19,520	Air Liquide SA(a)	$2,314,152
9,000	Air Water Inc(a)	135,188
14,018	Akzo Nobel NV(a)	911,725
161,468	Alumina Ltd(a)(b)	128,461
80,166	Anglo American PLC(a)	669,512
20,355	Antofagasta PLC(a)	154,152
52,993	ArcelorMittal (a)	274,816
3,645	Arkema SA(a)	236,263
69,000	Asahi Kasei Corp(a)	486,550
52,037	BASF SE(a)(c)	3,979,987
182,072	BHP Billiton Ltd(a)	2,875,709
119,965	BHP Billiton PLC(a)	1,825,148
14,840	Boliden AB(a)	232,367
8,444	Brenntag AG(a)	455,588
7,378	Croda International PLC(a)	302,634
16,600	Daicel Corp(a)	203,778
426	EMS-Chemie Holding AG(a)	175,257
7,175	Evonik Industries AG(a)	240,239
99,825	Fortescue Metals Group Ltd(a)(b)	128,868
10,560	Fresnillo PLC(a)	94,517
3,553	Fuchs Petrolub SE(a)	157,258
528	Givaudan SA(a)	859,142
697,240	Glencore PLC(a)	967,758
5,700	Hitachi Chemical Co Ltd(a)(c)	78,644
13,100	Hitachi Metals Ltd(a)	152,129
27,123	Iluka Resources Ltd(a)	119,158
100,633	Incitec Pivot Ltd(a)	277,370
28,808	Israel Chemicals Ltd(a)	148,243
28,500	JFE Holdings Inc(a)	374,318
11,207	Johnson Matthey PLC(a)	415,338
11,000	JSR Corp(a)(b)	158,564
10,505	K+S AG(a)	352,480
16,000	Kaneka Corp(a)	117,826
12,000	Kansai Paint Co Ltd(a)	163,205
170,000	Kobe Steel Ltd(a)	184,327
9,898	Koninklijke DSM NV(a)	456,811
19,000	Kuraray Co Ltd(a)	236,798
5,137	LANXESS AG(a)	240,531
10,556	Linde AG(a)	1,714,563
3,075	Lonza Group AG(a)	403,489
72,800	Mitsubishi Chemical Holdings Corp(a)	380,132
20,000	Mitsubishi Gas Chemical Co Inc(a)	92,322
64,000	Mitsubishi Materials Corp(a)	194,459
42,000	Mitsui Chemicals Inc(a)	134,609
42,241	Newcrest Mining Ltd(a)(c)	380,119
8,900	Nippon Paint Holdings Co Ltd(a)	155,659
43,474	Nippon Steel & Sumitomo Metal Corp(a)	792,215
9,000	Nitto Denko Corp(a)	539,035
79,383	Norsk Hydro ASA(a)	264,708
13,044	Novozymes A/S Class B(a)	569,268
4,847	OCI (a)(c)	124,336
48,000	Oji Holdings Corp(a)	206,025
5,120	Randgold Resources Ltd(a)	301,617
24,243	Rio Tinto Ltd(a)	834,070
71,764	Rio Tinto PLC(a)	2,407,357
23,400	Shin-Etsu Chemical Co Ltd(a)	1,200,047
Shares		Fair Value
Basic Materials — (continued)
3,453	Solvay SA(a)	$ 352,899
346,122	South32 Ltd(a)(c)	334,560
29,808	Stora Enso OYJ Class R(a)	225,544
86,000	Sumitomo Chemical Co Ltd(a)	434,879
29,000	Sumitomo Metal Mining Co Ltd(a)	329,433
6,760	Symrise AG(a)	407,314
5,281	Syngenta AG(a)	1,692,089
8,000	Taiyo Nippon Sanso Corp(a)	76,001
50,000	Teijin Ltd(a)	151,874
21,380	ThyssenKrupp AG(a)	375,691
84,000	Toray Industries Inc(a)	726,201
5,792	Umicore SA(a)	223,377
29,138	UPM-Kymmene OYJ(a)	437,385
6,258	Voestalpine AG(a)	215,167
9,831	Yara International ASA(a)	392,185
		38,353,440
Communications — 7.40%
153,561	Alcatel-Lucent (a)(c)	566,597
15,084	Altice SA Class A(c)	315,609
4,400	Altice SA Class B(c)	98,160
2,152	Axel Springer SE(a)	120,343
114,711	Bezeq The Israeli Telecommunication Corp Ltd(a)	219,534
474,392	BT Group PLC(a)	3,018,919
12,400	Dentsu Inc(a)	636,370
179,976	Deutsche Telekom AG(a)	3,203,864
7,919	Elisa OYJ(a)	267,879
9,438	Eutelsat Communications SA(a)	289,475
13,800	Hakuhodo DY Holdings Inc(a)	130,835
1,200	Hikari Tsushin Inc(a)	83,991
149,900	HKT Trust & HKT Ltd	178,138
1,532	Iliad SA(a)	309,913
24,657	Inmarsat PLC(a)	366,620
219,015	ITV PLC(a)	815,815
4,510	JCDecaux SA(a)	163,944
1,260	Kabel Deutschland Holding AG(a)(c)	164,315
8,500	Kakaku.com Inc(a)	138,044
99,300	KDDI Corp(a)(d)	2,222,642
183,538	Koninklijke KPN NV(a)	688,347
7,247	Lagardere SCA(a)	200,810
10,100	M3 Inc(a)(c)	200,715
3,685	Millicom International Cellular SA(a)	230,450
2,600	Mixi Inc(a)	88,980
3,361	NICE-Systems Ltd(a)(c)	188,246
42,700	Nippon Telegraph & Telephone Corp(a)(d)	1,504,049
209,325	Nokia OYJ(a)(c)	1,431,330
81,300	NTT DOCOMO Inc(a)(d)	1,371,291
5,410	Numericable-SFR (a)(c)	250,453
112,896	Orange SA(a)	1,711,429
262,000	PCCW Ltd(a)	134,866
46,914	Pearson PLC(a)	801,184
11,922	ProSiebenSat.1 Media AG(a)	585,202
8,241	Proximus (a)	285,074
10,791	Publicis Groupe SA(a)	737,491
53,300	Rakuten Inc(a)	681,304
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Communications — (continued)
2,296	RTL Group SA(a)	$ 197,932
10,840	SBI Holdings Inc(a)	122,480
16,538	Seek Ltd(a)	140,157
17,490	SES SA(a)	551,975
87,900	Singapore Press Holdings Ltd(a)(b)(c)	237,253
454,100	Singapore Telecommunications Ltd(a)	1,149,380
58,957	Sky PLC(a)	931,864
54,500	SoftBank Group Corp(a)(d)	2,520,070
111,911	Spark New Zealand Ltd(a)	213,861
27,000	StarHub Ltd(a)	65,742
1,483	Swisscom AG(a)	740,117
45,044	TDC A/S(a)	232,307
19,729	Tele2 AB Class B(a)	192,409
352,465	Telecom Italia RNC(a)	361,493
648,426	Telecom Italia SpA(a)(b)(c)	799,076
173,002	Telefonaktiebolaget LM Ericsson Class B(a)	1,697,085
31,222	Telefonica Deutschland Holding AG(a)	190,923
251,964	Telefonica SA(a)	3,056,841
2,962	Telenet Group Holding NV(a)(c)	170,154
42,913	Telenor ASA(a)	801,897
148,570	TeliaSonera AB(a)	801,949
244,169	Telstra Corp Ltd(a)	965,373
15,626	TPG Telecom Ltd(a)	119,763
6,100	Trend Micro Inc(a)	215,478
7,172	United Internet AG(a)	363,611
65,864	Vivendi SA(a)	1,560,439
1,501,387	Vodafone Group PLC(a)	4,734,351
17,403	Wolters Kluwer NV(a)(c)	536,700
74,075	WPP PLC(a)	1,541,041
78,500	Yahoo Japan Corp(a)	298,849
		49,912,798
Consumer, Cyclical — 12.65%
1,500	ABC-Mart Inc(a)(c)	83,857
11,433	Accor SA(a)	536,065
11,945	Adidas AG(a)(c)	963,099
35,700	Aeon Co Ltd(a)	553,846
11,100	Aisin Seiki Co Ltd(a)	372,427
69,000	ANA Holdings Inc(a)	193,298
30,992	Aristocrat Leisure Ltd(a)	188,494
8,300	Asics Corp(a)	197,824
10,100	Bandai Namco Holdings Inc(a)	234,408
54,108	Barratt Developments PLC(a)	528,115
18,819	Bayerische Motoren Werke AG(a)	1,641,829
37,000	Bridgestone Corp(a)	1,280,428
24,254	Burberry Group PLC(a)	502,384
10,619	Carnival PLC(a)	549,228
59,000	Cathay Pacific Airways Ltd(a)	111,108
3,133	Christian Dior SE(a)	586,985
29,625	Cie Financiere Richemont SA(a)	2,305,150
10,633	Cie Generale des Etablissements Michelin(a)	972,865
15,900	Citizen Holdings Co Ltd(a)	109,889
20,000	City Developments Ltd(a)	108,369
153,424	CK Hutchison Holdings Ltd(a)	1,995,684
Shares		Fair Value
Consumer, Cyclical — (continued)
94,383	Compass Group PLC(a)	$1,506,133
6,264	Continental AG(a)	1,337,909
18,854	Crown Resorts Ltd(a)	131,874
11,800	Daihatsu Motor Co Ltd(a)	136,496
54,545	Daimler AG(a)	3,971,065
34,300	Daiwa House Industry Co Ltd(a)	850,327
27,700	Denso Corp(a)	1,173,341
14,020	Deutsche Lufthansa AG(a)(c)	195,170
53,881	Dixons Carphone PLC(a)	346,210
7,000	Don Quijote Holdings Co Ltd(a)	263,730
2,382	Dufry AG(a)(c)	278,914
8,884	Easy Jet PLC(a)(c)	239,680
12,910	Electrolux AB Class B(a)	364,796
3,400	FamilyMart Co Ltd(a)	155,016
3,000	Fast Retailing Co Ltd(a)	1,220,278
51,537	Fiat Chrysler Automobiles NV(a)(c)	669,858
2,598	Flight Centre Travel Group Ltd(a)(b)	66,173
33,400	Fuji Heavy Industries Ltd(a)	1,201,882
135,000	Galaxy Entertainment Group Ltd(a)	345,774
333,800	Genting Singapore PLC(a)	170,502
87,756	GKN PLC(a)	356,319
30,758	Harvey Norman Holdings Ltd(a)(c)	84,251
53,916	Hennes & Mauritz AB Class B(a)	1,969,896
1,518	Hermes International(a)	552,575
13,200	Hino Motors Ltd(a)	134,519
92,400	Honda Motor Co Ltd(a)(d)	2,757,836
3,668	Hugo Boss AG(a)(c)	412,434
7,856	Iida Group Holdings Co Ltd(a)	122,903
61,936	Inditex SA(a)	2,076,816
12,903	InterContinental Hotels Group PLC(a)	446,820
47,119	International Consolidated Airlines Group SA(a)(c)	422,140
19,600	Isetan Mitsukoshi Holdings Ltd(a)	294,084
31,800	Isuzu Motors Ltd(a)	319,336
90,100	ITOCHU Corp(a)	952,468
13,400	J Front Retailing Co Ltd(a)	217,061
6,200	Japan Airlines Co Ltd(a)	219,387
5,555	Jardine Cycle & Carriage Ltd(a)	105,546
11,700	JTEKT Corp(a)	163,812
4,339	Kering (a)	710,273
127,278	Kingfisher PLC(a)	691,210
6,300	Koito Manufacturing Co Ltd(a)	205,861
3,800	Lawson Inc(a)	280,374
318,000	Li & Fung Ltd(a)	243,599
9,679	Luxottica Group SpA(a)	670,803
15,845	LVMH Moet Hennessy Louis Vuitton SE(a)	2,697,516
94,457	Marks & Spencer Group PLC(a)	716,284
95,300	Marubeni Corp(a)	466,911
12,800	Marui Group Co Ltd(a)	154,396
29,400	Mazda Motor Corp(a)	464,558
4,500	McDonald's Holdings Co Japan Ltd(a)(b)	101,005
38,935	Merlin Entertainments PLC(a)(e)	219,353
40,800	MGM China Holdings Ltd(a)	47,529
78,500	Mitsubishi Corp(a)	1,286,738
6,000	Mitsubishi Logistics Corp(a)(b)(c)	69,576
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
34,600	Mitsubishi Motors Corp(a)	$ 264,632
97,200	Mitsui & Co Ltd(a)	1,092,479
8,290	Next PLC(a)	954,726
15,000	NGK Insulators Ltd(a)	287,031
9,800	NGK Spark Plug Co Ltd(a)	224,967
7,300	NHK Spring Co Ltd(a)	70,784
6,100	Nintendo Co Ltd(a)	1,028,166
141,500	Nissan Motor Co Ltd(a)	1,301,036
4,100	Nitori Holdings Co Ltd(a)	321,047
4,800	NOK Corp(a)(c)	103,851
5,974	Nokian Renkaat OYJ(a)	193,389
11,500	Oriental Land Co Ltd(a)	642,195
125,600	Panasonic Corp(a)	1,271,088
6,095	Pandora A/S(a)	712,012
16,707	Persimmon PLC(a)	508,245
23,709	Peugeot SA(a)(c)	359,254
14,607	Pirelli & C SpA(a)	244,435
8,899	Porsche Automobil Holding SE(a)	378,616
33,322	Qantas Airways Ltd(a)(c)	87,483
10,990	Renault SA(a)	792,963
16,481	Rexel SA(a)(c)	202,891
1,400	Ryohin Keikaku Co Ltd(a)	285,052
139,600	Sands China Ltd(a)	424,030
3,000	Sankyo Co Ltd(a)	106,728
2,900	Sanrio Co Ltd(a)(b)	79,219
9,900	Sega Sammy Holdings Inc(a)	96,611
25,000	Sekisui Chemical Co Ltd(a)	263,138
32,500	Sekisui House Ltd(a)	509,078
62,000	Shangri-La Asia Ltd(a)	53,827
79,000	Sharp Corp(a)(b)(c)	90,605
1,200	Shimamura Co Ltd(a)	129,257
4,500	Shimano Inc(a)	632,231
31,900	Singapore Airlines Ltd(a)(c)	240,138
132,000	SJM Holdings Ltd(a)	93,979
5,444	Sodexo SA(a)	451,714
71,400	Sony Corp(a)(d)	1,750,166
16,219	Sports Direct International PLC(a)(c)	185,952
7,500	Stanley Electric Co Ltd(a)	149,637
61,200	Sumitomo Corp(a)	591,829
41,100	Sumitomo Electric Industries Ltd(a)	525,799
10,800	Sumitomo Rubber Industries Ltd(a)	149,917
20,900	Suzuki Motor Corp(a)	642,674
4,330	Swatch Group AG(a)	840,521
48,670	Tabcorp Holdings Ltd(a)	160,230
14,000	Takashimaya Co Ltd(a)	113,118
88,891	Tatts Group Ltd(a)	235,845
177,357	Taylor Wimpey PLC(a)	525,199
7,100	Toho Co Ltd(a)	161,834
3,800	Toyoda Gosei Co Ltd(a)(c)	74,688
8,900	Toyota Industries Corp(a)	423,363
154,700	Toyota Motor Corp(a)(d)	9,057,363
11,800	Toyota Tsusho Corp(a)	248,723
13,632	Travis Perkins PLC(a)	406,473
28,770	TUI AG(a)	531,134
12,300	USS Co Ltd(a)	204,574
4,335	Valeo SA(a)	588,597
2,076	Volkswagen AG(a)	244,602
Shares		Fair Value
Consumer, Cyclical — (continued)
87,842	Volvo AB Class B(a)	$ 841,452
10,406	Whitbread PLC(a)	737,067
49,260	William Hill PLC(a)	261,921
14,859	Wolseley PLC(a)	868,934
80,400	Wynn Macau Ltd(a)	91,986
37,000	Yamada Denki Co Ltd(a)	149,166
8,900	Yamaha Corp(a)	197,119
15,400	Yamaha Motor Co Ltd(a)	309,821
5,500	Yokohama Rubber Co Ltd(a)	97,004
45,500	Yue Yuen Industrial Holdings Ltd(a)	169,281
		85,307,555
Consumer, Non-Cyclical — 24.85%
25,850	Abertis Infraestructuras SA(a)	409,009
5,875	Actelion Ltd(a)	746,689
9,743	Adecco SA(a)	713,534
13,874	Aggreko PLC(a)	199,904
32,000	Ajinomoto Co Inc(a)	674,816
10,200	Alfresa Holdings Corp(a)(c)	174,190
45,535	Anheuser-Busch InBev NV(a)	4,842,925
4,716	Aryzta AG(a)	199,880
22,200	Asahi Group Holdings Ltd(a)	720,240
29,231	Ashtead Group PLC(a)	413,150
20,331	Associated British Foods PLC(a)	1,028,624
120,000	Astellas Pharma Inc(a)(d)	1,553,290
71,562	AstraZeneca PLC(a)	4,537,803
22,471	Atlantia SpA(a)	628,578
13,892	Babcock International Group PLC(a)	192,079
118	Barry Callebaut AG(a)	128,487
46,810	Bayer AG(a)	6,005,681
5,516	Beiersdorf AG(a)	488,946
4,100	Benesse Holdings Inc(a)	109,618
89,914	Brambles Ltd(a)	617,664
105,535	British American Tobacco PLC(a)	5,822,153
18,268	Bunzl PLC(a)	489,928
14,340	Bureau Veritas SA(a)	302,723
3,600	Calbee Inc(a)	116,496
38,074	Capita PLC(a)	690,920
5,855	Carlsberg A/S Class B(a)	449,907
31,469	Carrefour SA(a)	932,634
3,081	Casino Guichard Perrachon SA(a)	164,079
12,200	Chugai Pharmaceutical Co Ltd(a)	374,701
31,459	Coca-Cola Amatil Ltd(a)	199,436
11,187	Coca-Cola HBC AG(a)	236,728
2,954	Cochlear Ltd(a)	173,819
6,092	Coloplast A/S Class B(a)	431,916
3,682	Colruyt SA(a)	177,461
26,581	CSL Ltd(a)	1,672,833
30,000	Dai Nippon Printing Co Ltd(a)	289,871
36,600	Daiichi Sankyo Co Ltd(a)	635,082
32,901	Danone SA(a)	2,076,826
5,612	Delhaize Group(a)	497,454
142,476	Diageo PLC(a)	3,826,797
37,679	Distribuidora Internacional de Alimentacion SA(a)	228,092
12,602	Edenred (a)	206,354
14,400	Eisai Co Ltd(a)	849,622
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,670	Essilor International SA(a)	$ 1,425,713
56,345	Experian PLC(a)	903,663
113,500	First Pacific Co Ltd(a)	69,344
12,454	Fresenius Medical Care AG & Co(a)(c)	973,347
21,611	Fresenius SE(a)	1,450,707
83,765	G4S PLC(a)	292,702
11,301	Getinge AB Class B(a)	252,234
275,521	GlaxoSmithKline PLC(a)	5,286,217
376,000	Golden Agri-Resources Ltd(a)	87,397
8,218	Grifols SA(a)	339,783
65,137	Healthscope Ltd(a)	117,076
5,442	Heineken Holding NV(a)	387,997
13,139	Heineken NV(a)	1,063,853
5,982	Henkel AG & Co KGaA(a)	528,740
3,600	Hisamitsu Pharmaceutical Co Inc(a)	120,375
314,100	Hutchison Port Holdings Trust(a)	172,942
4,081	ICA Gruppen AB(a)	138,159
54,276	Imperial Tobacco Group PLC(a)	2,805,173
8,738	Intertek Group PLC(a)	322,321
8,753	ISS A/S(a)	290,746
79,237	J Sainsbury PLC(a)	313,250
62,400	Japan Tobacco Inc(a)(d)	1,935,660
15,082	Jeronimo Martins SGPS SA(a)	203,553
28,700	Kao Corp(a)	1,300,995
8,603	Kerry Group PLC Class A(a)	647,212
8,000	Kikkoman Corp(a)	220,345
44,700	Kirin Holdings Co Ltd(a)	586,318
51,039	Koninklijke Ahold NV(a)	995,676
1,500	Kose Corp(a)(c)	136,904
13,000	Kyowa Hakko Kirin Co Ltd(a)	193,799
63	Lindt & Sprungli AG(a)	759,822
14,293	L'Oreal SA(a)	2,484,338
7,900	Medipal Holdings Corp(a)	125,349
6,600	MEIJI Holdings Co Ltd(a)	483,982
7,410	Merck KGaA(a)	656,058
10,470	Metro AG(a)	289,685
3,300	Miraca Holdings Inc(a)	139,947
11,600	Mitsubishi Tanabe Pharma Corp(a)	204,713
182,385	Nestle SA(a)	13,716,390
10,000	NH Foods Ltd(a)	204,069
10,725	Nisshin Seifun Group Inc(a)(c)	155,957
3,700	Nissin Foods Holdings Co Ltd(a)	170,211
128,704	Novartis AG(a)	11,829,427
110,914	Novo Nordisk A/S Class B(a)	5,985,427
15,800	Olympus Corp(a)	492,933
4,500	Ono Pharmaceutical Co Ltd(a)	533,545
5,736	Orion Oyj Class B(a)	217,053
44,971	Orkla ASA(a)	332,573
22,400	Otsuka Holdings Co Ltd(a)	715,267
5,500	Park24 Co Ltd(a)	103,223
12,094	Pernod Ricard SA(a)	1,221,117
11,808	Qiagen NV(a)(c)	304,591
8,242	Ramsay Health Care Ltd(a)	339,934
7,420	Randstad Holding NV(a)	443,502
36,416	Reckitt Benckiser Group PLC(a)	3,301,852
8,300	Recruit Holdings Co Ltd(a)	248,870
58,222	RELX NV(a)	951,177
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
64,050	RELX PLC(a)	$ 1,097,576
1,453	Remy Cointreau SA(a)	95,488
39,743	Roche Holding AG(a)	10,550,636
24,649	Ryman Healthcare Ltd(a)(c)	115,456
55,000	SABMiller PLC(a)(c)	3,114,104
66,619	Sanofi (a)	6,342,169
21,900	Santen Pharmaceutical Co Ltd(a)	294,021
12,000	Secom Co Ltd(a)	721,687
18,978	Securitas AB Class B(a)	232,102
42,800	Seven & i Holdings Co Ltd(a)(d)	1,953,099
314	SGS SA(a)	548,682
13,000	Shimadzu Corp(a)	187,684
16,200	Shionogi & Co Ltd(a)	580,692
33,581	Shire PLC(a)	2,295,146
19,400	Shiseido Co Ltd(a)	423,050
51,073	Smith & Nephew PLC(a)	891,532
1,601	Societe BIC SA(a)	248,780
22,466	Sonic Healthcare Ltd(a)	288,966
2,950	Sonova Holding AG(a)	379,866
7,400	Sumitomo Dainippon Pharma Co Ltd(a)	73,979
7,200	Suntory Beverage & Food Ltd(a)	276,617
3,960	Suzuken Co Ltd(a)	132,054
33,599	Svenska Cellulosa AB SCA Class B(a)	940,172
10,863	Swedish Match AB(a)	328,373
7,900	Sysmex Corp(a)	417,213
1,700	Taisho Pharmaceutical Holdings Co Ltd(a)	97,731
44,800	Takeda Pharmaceutical Co Ltd(a)(d)	1,965,477
28,239	Tate & Lyle PLC(a)	251,415
16,300	Terumo Corp(a)	461,334
463,477	Tesco PLC(a)	1,286,996
48,946	Teva Pharmaceutical Industries Ltd(a)	2,766,140
28,000	Toppan Printing Co Ltd(a)	225,554
5,100	Toyo Suisan Kaisha Ltd(a)	193,351
109,553	Transurban Group(a)	767,399
37,079	Treasury Wine Estates Ltd(a)	171,814
6,895	UCB SA(a)	540,176
19,700	Unicharm Corp(a)	348,924
92,308	Unilever NV(a)	3,700,185
72,776	Unilever PLC(a)	2,963,039
63,851	Wesfarmers Ltd(a)	1,765,047
352,500	WH Group Ltd(a)(c)(e)	175,424
1,355	William Demant Holding A/S(a)(c)	112,571
99,000	Wilmar International Ltd(a)	179,133
122,548	WM Morrison Supermarkets PLC(a)	308,200
72,120	Woolworths Ltd(a)	1,264,166
4,900	Yakult Honsha Co Ltd(a)	244,081
6,000	Yamazaki Baking Co Ltd(a)(c)	92,453
		167,613,906
Diversified — 0.29%
50,854	Bollore SA(a)(c)	247,937
9,294	Industrivarden AB Class C(a)(c)	163,248
79,900	Keppel Corp Ltd(a)	382,119
228,000	Noble Group Ltd(a)	66,714
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Diversified — (continued)
79,000	NWS Holdings Ltd(a)	$ 104,136
32,000	Swire Pacific Ltd Class A(a)	358,673
1,650	Wendel SA(a)	193,459
78,300	Wharf Holdings Ltd(a)	441,800
		1,958,086
Energy — 4.71%
21,915	AMEC Foster Wheeler PLC(a)	237,890
59,769	APA Group(a)	360,733
193,645	BG Group PLC(a)	2,793,198
1,033,834	BP PLC(a)	5,244,223
14,881	Caltex Australia Ltd(a)	328,497
144,382	Eni SpA(a)	2,271,191
20,993	Galp Energia SGPS SA(a)	207,156
4,100	Idemitsu Kosan Co Ltd(a)	62,805
51,900	Inpex Corp(a)	464,024
129,800	JX Holdings Inc(a)	468,697
3,427	Koninklijke Vopak NV(a)	137,023
12,231	Lundin Petroleum AB(a)(c)	157,853
7,240	Neste OYJ(a)	166,629
8,797	OMV AG(a)	214,051
14,970	Petrofac Ltd(a)	174,234
60,808	Repsol SA(a)	709,218
220,510	Royal Dutch Shell PLC Class A(a)	5,203,898
138,321	Royal Dutch Shell PLC Class B(a)	3,269,579
13,282	Saipem SpA(a)(b)(c)	106,502
55,945	Santos Ltd(a)	158,316
19,109	Seadrill Ltd ADR(a)(b)	111,601
10,500	Showa Shell Sekiyu KK(a)	82,769
63,718	Statoil ASA(a)	928,951
13,207	Subsea 7 SA(a)(c)	99,414
5,682	Technip SA(a)	268,894
17,000	TonenGeneral Sekiyu KK(a)	164,746
122,073	Total SA(a)	5,491,224
20,386	Transocean Ltd(a)(b)	262,969
49,628	Tullow Oil PLC(a)(c)	127,490
12,848	Vestas Wind Systems A/S(a)	667,955
42,355	Woodside Petroleum Ltd(a)	866,859
		31,808,589
Financial — 25.06%
52,387	3i Group PLC(a)	369,975
55,203	Aberdeen Asset Management PLC(a)	247,886
25,100	Acom Co Ltd(a)(b)(c)	128,434
11,594	Admiral Group PLC(a)	263,515
100,566	Aegon NV(a)	576,663
5,700	AEON Financial Service Co Ltd(a)	112,780
6,710	Aeon Mall Co Ltd(a)	103,075
11,101	Ageas (a)	456,214
682,600	AIA Group Ltd(a)	3,550,032
25,891	Allianz SE(a)	4,067,316
169,483	AMP Ltd(a)(b)	665,661
59,000	Aozora Bank Ltd(a)	204,630
106,000	Ascendas REIT(a)	174,630
66,522	Assicurazioni Generali SpA(a)	1,217,107
10,485	ASX Ltd(a)	279,925
Shares		Fair Value
Financial — (continued)
156,802	Australia & New Zealand Banking Group Ltd(a)	$2,995,888
230,032	Aviva PLC(a)	1,572,967
111,306	AXA SA(a)	2,702,409
1,861	Azrieli Group(a)	74,397
2,931	Baloise Holding AG(a)	335,904
140,367	Banca Monte dei Paschi di Siena SpA(a)(c)	250,119
357,477	Banco Bilbao Vizcaya Argentaria SA(a)	3,022,783
1,961,008	Banco Comercial Portugues SA(a)(c)	95,836
269,482	Banco de Sabadell SA(a)	496,000
106,001	Banco Espirito Santo SA(a)(c)	689
19,755	Banco Popolare SC(a)(c)	292,285
91,425	Banco Popular Espanol SA(a)	333,981
810,867	Banco Santander SA(a)(c)	4,311,745
62,199	Bank Hapoalim BM(a)	312,993
77,429	Bank Leumi Le-Israel BM(a)(c)	289,017
62,400	Bank of East Asia Ltd(a)	209,796
1,458,129	Bank of Ireland(a)(c)	570,119
19,000	Bank of Kyoto Ltd(a)	193,244
20,476	Bank of Queensland Ltd(a)	167,626
62,000	Bank of Yokohama Ltd(a)	376,838
268,030	Bankia SA(a)	347,864
39,759	Bankinter SA(a)	292,913
949,255	Barclays PLC(a)	3,512,264
23,011	Bendigo & Adelaide Bank Ltd(a)	160,819
60,018	BNP Paribas SA(a)	3,533,525
212,000	BOC Hong Kong Holdings Ltd(a)	625,247
55,558	British Land Co PLC REIT(a)	705,143
142,699	CaixaBank SA(a)	550,712
110,000	CapitaLand Commercial Trust REIT(a)	103,856
137,800	CapitaLand Ltd(a)	260,197
125,000	CapitaLand Mall Trust REIT(a)(c)	167,146
153,924	Cheung Kong Property Holdings Ltd(a)	1,127,697
38,000	Chiba Bank Ltd(a)(c)	269,841
8,200	Chugoku Bank Ltd(a)	121,700
9,823	CNP Assurances(a)	136,490
57,824	Commerzbank AG(a)(c)	610,728
96,167	Commonwealth Bank of Australia(a)	4,936,126
59,025	Credit Agricole SA(a)	679,542
8,600	Credit Saison Co Ltd(a)	156,238
88,346	Credit Suisse Group AG(a)	2,123,559
61,500	Dai-ichi Life Insurance Co Ltd(a)	979,071
3,900	Daito Trust Construction Co Ltd(a)	396,259
95,000	Daiwa Securities Group Inc(a)	614,698
40,204	Danske Bank A/S(a)	1,214,979
100,100	DBS Group Holdings Ltd(a)	1,142,576
256	Delek Group Ltd(a)	55,961
13,206	Delta Lloyd NV(a)(b)	110,967
26,624	Deutsche Annington Immobilien SE(a)	856,925
78,294	Deutsche Bank AG(a)	2,112,947
11,019	Deutsche Boerse AG(a)	950,328
18,378	Deutsche Wohnen AG(a)	491,512
53,197	Dexus Property Group REIT(a)	268,269
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
75,373	Direct Line Insurance Group PLC(a)	$ 427,620
55,920	DNB ASA(a)	727,764
15,281	Erste Group Bank AG(a)(c)	444,081
1,980	Eurazeo SA(a)	131,877
5,036	EXOR SpA(a)	219,545
196,229	Federation Centres REIT(a)	378,928
1,596	Fonciere Des Regions REIT(a)	139,164
43,000	Fukuoka Financial Group Inc(a)	204,803
2,056	Gecina SA(a)(c)	250,733
10,169	Gjensidige Forsikring ASA(a)	136,921
185,600	Global Logistic Properties Ltd(a)	266,838
96,007	Goodman Group REIT(a)	396,848
97,452	GPT Group REIT(a)	309,720
4,313	Groupe Bruxelles Lambert SA(a)	325,478
20,000	Gunma Bank Ltd(a)	128,008
25,000	Hachijuni Bank Ltd(a)(c)	177,455
42,053	Hammerson PLC REIT(a)	396,773
120,000	Hang Lung Properties Ltd(a)	269,923
43,700	Hang Seng Bank Ltd(a)	788,280
3,323	Hannover Rueck SE(a)	340,380
15,328	Hargreaves Lansdown PLC(a)	280,090
61,204	Henderson Land Development Co Ltd(a)	365,981
20,000	Higo Bank Ltd(a)	146,014
31,000	Hiroshima Bank Ltd(a)	179,158
65,000	Hokuhoku Financial Group Inc(a)(c)	148,829
63,700	Hong Kong Exchanges & Clearing(a)	1,461,342
1,104,248	HSBC Holdings PLC(a)	8,329,272
18,300	Hulic Co Ltd(a)(c)	165,547
40,000	Hysan Development Co Ltd(a)	166,555
1,695	ICADE REIT(a)	115,003
33,544	ICAP PLC(a)	232,276
219,240	ING Groep NV	3,098,998
135,578	Insurance Australia Group Ltd(a)(c)	463,559
47,204	Intesa Sanpaolo RNC(a)(c)	152,110
719,197	Intesa Sanpaolo SpA(a)	2,540,721
55,495	Intu Properties PLC REIT(a)	276,904
30,252	Investec PLC(a)	231,407
12,939	Investment AB Kinnevik Class B(a)	369,865
26,015	Investor AB Class B(a)	893,901
136	Israel Corp Ltd(a)	32,613
14,100	Iyo Bank Ltd(a)	162,089
30,000	Japan Exchange Group Inc(a)	438,548
48	Japan Prime Realty Investment Corp REIT(a)	156,032
77	Japan Real Estate Investment Corp REIT(a)	354,684
137	Japan Retail Fund Investment Corp REIT(a)	265,076
34,000	Joyo Bank Ltd(a)	179,117
12,889	Julius Baer Group Ltd(a)	585,315
14,316	KBC Groep NV(a)	905,377
33,000	Kerry Properties Ltd(a)	90,605
10,878	Klepierre REIT(a)	493,019
45,179	Land Securities Group PLC REIT(a)	860,603
Shares		Fair Value
Financial — (continued)
338,419	Legal & General Group PLC(a)	$1,219,745
131,000	Link REIT(a)	721,211
3,235,531	Lloyds Banking Group PLC(a)	3,683,023
16,963	London Stock Exchange Group PLC(a)	621,507
17,132	Macquarie Group Ltd(a)	928,474
54,315	Mapfre SA(a)	142,026
156,589	Medibank Private Ltd(a)	266,770
30,901	Mediobanca SpA(a)	304,028
222,269	Mirvac Group REIT(a)	269,873
71,000	Mitsubishi Estate Co Ltd(a)(d)	1,450,354
722,200	Mitsubishi UFJ Financial Group Inc(a)(d)	4,363,706
24,600	Mitsubishi UFJ Lease & Finance Co Ltd(a)	108,374
54,000	Mitsui Fudosan Co Ltd(a)(d)	1,480,215
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	100,237
1,327,100	Mizuho Financial Group Inc(a)(d)	2,482,476
29,000	MS&AD Insurance Group Holdings Inc(a)	778,066
9,481	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	1,770,724
148,235	National Australia Bank Ltd(a)	3,137,095
54,551	Natixis SA(a)	302,039
295,000	New World Development Co Ltd(a)	287,296
76	Nippon Building Fund Inc REIT(a)	367,751
74	Nippon Prologis REIT Inc(a)	134,272
10,783	NN Group NV(a)	309,552
206,800	Nomura Holdings Inc(a)	1,200,343
6,400	Nomura Real Estate Holdings Inc(a)	128,666
200	Nomura Real Estate Master Fund Inc(a)	254,680
172,494	Nordea Bank AB(a)(c)	1,924,432
8,200	NTT Urban Development Corp(a)	75,558
281,684	Old Mutual PLC(a)	806,838
75,500	ORIX Corp(a)	973,900
170,766	Oversea-Chinese Banking Corp Ltd(a)	1,057,431
1,445	Pargesa Holding SA(a)	84,802
936	Partners Group Holding AG(a)	317,247
10,353	Platinum Asset Management Ltd(a)	49,463
145,760	Prudential PLC(a)	3,073,917
78,390	QBE Insurance Group Ltd(a)	713,884
7,232	Raiffeisen Bank International AG(a)(c)	95,045
2,402	REA Group Ltd(a)	75,219
126,600	Resona Holdings Inc(a)	645,058
184,795	Royal Bank of Scotland Group PLC(a)(c)	881,393
54,902	RSA Insurance Group PLC(a)	334,624
25,460	Sampo OYJ Class A(a)	1,232,197
304,377	Scentre Group REIT(a)	837,740
7,275	Schroders PLC(a)	309,019
8,491	SCOR SE(a)	304,916
44,792	Segro PLC REIT(a)	291,351
6,400	Seibu Holdings Inc(a)	129,697
36,500	Seven Bank Ltd(a)	157,975
100,000	Shinsei Bank Ltd(a)	205,565
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
31,000	Shizuoka Bank Ltd(a)(c)	$ 311,111
47,700	Singapore Exchange Ltd(a)	235,968
178,800	Sino Land Co Ltd(a)	272,243
86,696	Skandinaviska Enskilda Banken AB(a)	927,233
41,216	Societe Generale SA Class A(a)	1,841,994
19,050	Sompo Japan Nipponkoa Holdings Inc(a)	553,304
8,900	Sony Financial Holdings Inc(a)	146,075
30,444	St James Place PLC(a)	391,587
144,796	Standard Chartered PLC(a)	1,405,013
112,872	Standard Life PLC(a)	662,743
129,714	Stockland (a)(c)	352,410
72,200	Sumitomo Mitsui Financial Group Inc(a)(d)	2,737,847
189,860	Sumitomo Mitsui Trust Holdings Inc(a)	695,845
20,000	Sumitomo Realty & Development Co Ltd(a)	636,549
98,000	Sun Hung Kai Properties Ltd(a)	1,278,245
73,785	Suncorp Group Ltd(a)	634,747
123,000	Suntec REIT(a)	129,923
11,100	Suruga Bank Ltd(a)	206,543
85,270	Svenska Handelsbanken AB Class A(a)	1,223,186
51,597	Swedbank AB Class A(a)	1,141,344
66,000	Swire Properties Ltd(a)	182,932
1,758	Swiss Life Holding AG(a)	392,149
3,901	Swiss Prime Site AG(a)	285,023
20,014	Swiss Re AG(a)	1,717,144
31,000	T&D Holdings Inc(a)	366,168
38,800	Tokio Marine Holdings Inc(a)	1,449,568
13,000	Tokyo Tatemono Co Ltd(a)	155,001
31,400	Tokyu Fudosan Holdings Corp(a)	208,921
6,902	Tryg A/S(a)	134,102
206,898	UBS Group AG(a)	3,825,157
5,603	Unibail-Rodamco SE REIT(a)	1,452,215
271,914	UniCredit SpA(a)	1,695,175
52,506	Unione di Banche Italiane SCpA(a)	372,558
68,421	UnipolSai SpA(a)	148,783
73,700	United Overseas Bank Ltd(a)	962,309
162	United Urban Investment Corp REIT(a)	216,350
30,500	UOL Group Ltd(a)(c)	129,134
112,918	Westfield Corp REIT(a)	794,572
176,771	Westpac Banking Corp(a)	3,713,419
50,000	Wheelock & Co Ltd(a)	217,146
10,000	Yamaguchi Financial Group Inc(a)(b)	122,580
8,533	Zurich Insurance Group AG(a)	2,094,905
		169,049,322
Industrial — 11.23%
124,812	ABB Ltd(a)	2,208,364
10,647	ACS Actividades de Construccion y Servicios SA(a)	306,337
3,900	Aena SA(a)(c)(e)	431,398
1,676	Aeroports de Paris(a)(c)	190,227
33,534	Airbus Group SE(a)	1,985,896
Shares		Fair Value
Industrial — (continued)
15,621	Alfa Laval AB(a)	$ 255,729
10,100	Alps Electric Co Ltd(a)	285,224
12,602	Alstom SA(a)(c)	389,796
21,500	Amada Holdings Co Ltd(a)	163,928
68,565	Amcor Ltd(a)	637,646
4,766	Andritz AG(a)	214,762
223	AP Moeller - Maersk A/S Class A(a)	335,907
388	AP Moeller - Maersk A/S Class B(a)	598,095
51,000	Asahi Glass Co Ltd(a)	298,009
7,315	Asciano Ltd(a)	43,307
57,159	Assa Abloy AB Class B(a)	1,025,191
38,341	Atlas Copco AB Class A(a)	922,063
22,536	Atlas Copco AB Class B(a)	504,089
48,826	Auckland International Airport Ltd(a)	152,850
116,347	Aurizon Holdings Ltd(a)	411,037
180,261	BAE Systems PLC(a)	1,221,640
45,227	Boral Ltd(a)	168,208
4,913	Boskalis Westminster NV(a)	215,056
11,676	Bouygues SA(a)	414,370
12,200	Brother Industries Ltd(a)	147,059
10,600	Casio Computer Co Ltd(a)(b)	192,939
8,200	Central Japan Railway Co(a)	1,322,067
35,000	Cheung Kong Infrastructure Holdings Ltd(a)	313,697
27,206	Cie de Saint-Gobain(a)	1,180,757
4,727	CIMIC Group Ltd(a)	78,529
50,717	CNH Industrial NV(a)	330,594
67,167	Cobham PLC(a)	290,640
112,000	ComfortDelGro Corp Ltd(a)	226,260
46,761	CRH PLC(a)	1,234,408
13,400	Daikin Industries Ltd(a)	751,552
55,123	Deutsche Post AG(a)	1,527,081
9,623	DSV A/S(a)	359,582
19,000	East Japan Railway Co(a)(d)	1,601,047
11,600	FANUC Corp(a)(d)	1,784,529
24,302	Ferrovial SA(a)(c)	581,311
23,757	Finmeccanica SpA(a)(c)	297,506
38,043	Fletcher Building Ltd(a)	165,868
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	147,843
32,000	Fuji Electric Co Ltd(a)	116,054
26,400	FUJIFILM Holdings Corp(a)	986,889
10,651	GEA Group AG(a)(c)	406,129
2,166	Geberit AG(a)	662,613
27,268	Groupe Eurotunnel SE(a)	371,514
7,400	Hamamatsu Photonics KK(a)	167,471
67,000	Hankyu Hanshin Holdings Inc(a)(c)	409,776
7,672	HeidelbergCement AG(a)	526,854
14,945	Hexagon AB Class B(a)	456,593
1,680	Hirose Electric Co Ltd(a)(c)	182,891
5,100	Hitachi Construction Machinery Co Ltd(a)	68,353
3,200	Hitachi High-Technologies Corp(a)	69,291
275,000	Hitachi Ltd(a)	1,387,658
24,725	Holcim Ltd(a)	1,296,086
24,300	Hoya Corp(a)	795,871
24,059	Husqvarna AB Class B(a)	157,787
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,000	Ibiden Co Ltd(a)	$ 78,548
75,000	IHI Corp(a)	192,723
2,215	Imerys SA(a)	142,298
14,901	IMI PLC(a)	214,001
24,927	James Hardie Industries PLC(a)	300,897
2,100	Japan Airport Terminal Co Ltd(a)	90,763
11,000	JGC Corp(a)	145,939
47,000	Kajima Corp(a)	249,423
11,000	Kamigumi Co Ltd(a)	90,135
83,000	Kawasaki Heavy Industries Ltd(a)	286,544
27,000	Keihan Electric Railway Co Ltd(a)(c)	180,084
29,000	Keikyu Corp(a)	230,835
32,000	Keio Corp(a)(c)	227,503
16,000	Keisei Electric Railway Co Ltd(a)(c)	175,520
2,590	Keyence Corp(a)	1,156,638
98,000	Kintetsu Group Holdings Co Ltd(a)	352,001
52,800	Komatsu Ltd(a)	775,021
19,285	Kone OYJ Class B(a)	733,948
25,500	Konica Minolta Inc(a)	268,636
53,226	Koninklijke Philips NV(a)	1,252,247
64,000	Kubota Corp(a)	880,795
2,875	Kuehne + Nagel International AG(a)	369,687
5,800	Kurita Water Industries Ltd(a)	123,141
18,300	Kyocera Corp(a)	838,140
15,205	Legrand SA(a)	808,957
29,634	Lend Lease Group(a)	262,356
15,600	LIXIL Group Corp(a)	317,494
2,600	Mabuchi Motor Co Ltd(a)	112,891
6,500	Makita Corp(a)	345,754
1,742	MAN SE Class A(a)	177,457
3,000	Maruichi Steel Tube Ltd(a)	67,909
46,169	Meggitt PLC(a)	332,999
60,273	Melrose Industries PLC(a)	241,027
6,352	Metso OYJ(a)	132,140
19,000	Minebea Co Ltd(a)	201,693
110,000	Mitsubishi Electric Corp(a)	1,007,660
174,000	Mitsubishi Heavy Industries Ltd(a)	778,170
71,000	Mitsui OSK Lines Ltd(a)	170,545
20,087	Mondi PLC(a)	420,701
84,500	MTR Corp Ltd(a)	367,407
11,500	Murata Manufacturing Co Ltd(a)(d)	1,485,507
6,000	Nabtesco Corp(a)	109,620
50,000	Nagoya Railroad Co Ltd(a)	196,491
151,000	NEC Corp(a)	464,900
12,600	Nidec Corp(a)	866,451
19,000	Nikon Corp(a)	229,775
26,000	Nippon Electric Glass Co Ltd(a)	125,585
44,000	Nippon Express Co Ltd(a)	210,248
98,000	Nippon Yusen KK(a)	227,109
25,000	NSK Ltd(a)	242,326
38,000	Obayashi Corp(a)	324,223
37,000	Odakyu Electric Railway Co Ltd(a)	333,202
11,400	Omron Corp(a)	343,165
20,251	Orica Ltd(a)(b)	214,934
4,890	OSRAM Licht AG(a)	253,344
10,569	Prysmian SpA(a)	218,455
41,327	Rexam PLC(a)	327,809
2,300	Rinnai Corp(a)	175,481
Shares		Fair Value
Industrial — (continued)
104,802	Rolls-Royce Holdings PLC(a)	$ 1,074,280
44,188	Royal Mail PLC(a)	306,898
16,622	Safran SA(a)	1,249,842
61,513	Sandvik AB(a)	523,990
3,535	Schindler Holding AG(a)	511,234
31,548	Schneider Electric SE(a)	1,766,668
49,000	Sembcorp Industries Ltd(a)	119,588
38,000	Sembcorp Marine Ltd(a)(b)	61,350
35,000	Shimizu Corp Class A(a)	300,517
44,918	Siemens AG(a)	4,012,860
118	Sika AG(a)	363,979
94,100	Singapore Technologies Engineering Ltd(a)	197,421
20,352	Skanska AB Class B(a)	399,565
21,764	SKF AB Class B(a)	399,989
3,100	SMC Corp(a)	678,771
21,701	Smiths Group PLC(a)	330,323
1,282	Sulzer AG(a)	125,618
28,000	Sumitomo Heavy Industries Ltd(a)	110,953
56,203	Sydney Airport(a)	236,209
67,000	Taiheiyo Cement Corp(a)	200,757
56,000	Taisei Corp(a)	365,069
80,500	Techtronic Industries Co Ltd(a)	300,108
27,430	Tenaris SA(a)	329,775
5,679	Thales SA(a)	395,970
7,700	THK Co Ltd(a)(c)	122,650
25,736	TNT Express NV(a)	196,392
61,000	Tobu Railway Co Ltd(a)(c)	262,037
62,000	Tokyu Corp(a)	454,994
219,000	Toshiba Corp(a)(c)	551,718
8,500	TOTO Ltd(a)	264,891
8,900	Toyo Seikan Group Holdings Ltd(a)(b)(c)	141,665
27,143	Vinci SA(a)	1,725,996
8,649	Wartsila OYJ Abp(a)	343,214
11,579	Weir Group PLC(a)	205,252
9,500	West Japan Railway Co(a)	595,422
9,926	WorleyParsons Ltd(a)	41,553
20,200	Yamato Holdings Co Ltd(a)	386,753
88,000	Yangzijiang Shipbuilding Holdings Ltd(a)	70,365
11,700	Yaskawa Electric Corp(a)(b)	119,398
14,300	Yokogawa Electric Corp(a)	149,679
9,978	Zardoya Otis SA(a)	107,829
11,124	Zodiac Aerospace(a)	255,411
		75,780,433
Technology — 2.48%
25,526	Amadeus IT Holding SA Class A(a)	1,093,672
80,418	ARM Holdings PLC(a)	1,154,770
11,400	ASM Pacific Technology Ltd(a)	74,770
19,692	ASML Holding NV(a)	1,730,993
4,741	Atos SE(a)	364,426
60,600	Canon Inc(a)(d)	1,753,007
8,891	Cap Gemini SA(a)	793,995
2,100	Colopl Inc(a)(b)(c)	33,776
28,883	Computershare Ltd(a)	215,684
7,344	Dassault Systemes(a)	542,762
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
102,000	Fujitsu Ltd(a)	$ 443,680
4,396	Gemalto NV(a)(b)	285,796
18,900	GungHo Online Entertainment Inc(a)	56,142
64,692	Infineon Technologies AG(a)	726,847
3,197	Ingenico Group(a)	386,316
2,000	Itochu Techno-Solutions Corp(a)	42,654
4,700	Konami Corp(a)	101,578
7,300	Nexon Co Ltd(a)	97,598
6,930	Nomura Research Institute Ltd(a)	266,024
6,800	NTT Data Corp(a)(b)	342,833
1,800	Oracle Corp Japan(a)	76,012
2,800	Otsuka Corp(a)	136,426
39,000	Ricoh Co Ltd(a)	393,624
5,200	Rohm Co Ltd(a)	231,245
58,918	Sage Group PLC(a)	445,658
55,694	SAP SE(a)	3,608,082
15,600	Seiko Epson Corp(a)	220,678
37,847	STMicroelectronics NV(a)	258,564
6,600	TDK Corp(a)	373,282
9,900	Tokyo Electron Ltd(a)	467,431
		16,718,325
Utilities — 3.69%
36,117	AGL Energy Ltd(a)	406,482
114,571	AusNet Services(a)	110,125
1,799	Brookfield Infrastructure	66,140
283,915	Centrica PLC(a)	985,895
35,100	Chubu Electric Power Co Inc(a)	517,523
16,600	Chugoku Electric Power Co Inc(a)(c)	228,800
108,000	CLP Holdings Ltd(a)	923,288
43,089	Contact Energy Ltd(a)	136,741
114,225	E.ON SE(a)	980,220
134,046	EDP - Energias de Portugal SA(a)	491,084
7,900	Electric Power Development Co Ltd(a)	241,103
12,985	Electricite de France SA(a)	229,284
11,854	Enagas SA(a)	339,922
17,331	Endesa SA(a)	365,485
90,795	Enel Green Power SpA(a)	171,681
400,791	Enel SpA(a)(c)	1,788,336
23,598	Fortum OYJ(a)(c)	349,156
19,204	Gas Natural SDG SA(a)	374,713
83,156	GDF Suez(a)(c)	1,345,511
10,700	Hokuriku Electric Power Co(a)(c)	143,915
396,543	Hong Kong & China Gas Co Ltd(a)	743,587
306,764	Iberdrola SA(a)	2,044,048
37,900	Kansai Electric Power Co Inc(a)(c)	421,343
23,600	Kyushu Electric Power Co Inc(a)(c)	257,486
77,682	Meridian Energy Ltd(a)	104,600
30,200	Mighty River Power Ltd(a)	48,649
212,169	National Grid PLC(a)	2,954,577
58,770	Origin Energy Ltd(a)	257,144
101,000	Osaka Gas Co Ltd(a)	382,933
79,500	Power Assets Holdings Ltd(a)	752,298
5,915	Red Electrica Corp SA(a)	491,159
25,820	RWE AG(a)	293,413
Shares		Fair Value
Utilities — (continued)
13,100	Severn Trent PLC(a)	$ 433,149
9,400	Shikoku Electric Power Co Inc(a)	153,297
120,644	Snam SpA(a)	619,617
56,556	SSE PLC(a)	1,279,174
17,426	Suez Environnement Co(a)	313,136
87,501	Terna Rete Elettrica Nazionale SpA(a)	425,277
20,000	Toho Gas Co Ltd(a)	117,935
24,700	Tohoku Electric Power Co Inc(a)	334,723
78,800	Tokyo Electric Power Co Inc(a)(c)	526,355
133,000	Tokyo Gas Co Ltd(a)	643,363
39,331	United Utilities Group PLC(a)	550,964
24,528	Veolia Environnement SA(a)	559,392
		24,903,023
TOTAL COMMON STOCK — 98.05% (Cost $671,648,855)		$661,405,477
PREFERRED STOCK
Consumer, Cyclical — 0.18%
3,310	Bayerische Motoren Werke AG(a)	227,645
9,268	Volkswagen AG(a)	1,018,074
		1,245,719
Consumer, Non-Cyclical — 0.16%
10,163	Henkel AG & Co KGaA(a)	1,046,748
TOTAL PREFERRED STOCK — 0.34% (Cost $3,011,461)		$ 2,292,467
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.33%
	U.S. Treasury Bills(f)
$1,560,000	0.05%, 12/10/2015	1,559,853
640,000	0.04%, 03/17/2016	639,892
		2,199,745
Repurchase Agreements — 0.45%
721,244	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $721,244 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(g)	721,244
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$721,244	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $721,244 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(g)	$721,244
151,830	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $151,830 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(g)	151,830
721,244	Undivided interest of 1.81% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $721,244 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(g)	721,244
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$721,244	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $721,244 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(g)
$ 721,244
3,036,806
SHORT TERM INVESTMENTS — 0.78% (Cost $5,236,551)	$ 5,236,551
TOTAL INVESTMENTS — 99.17% (Cost $679,896,867)	$668,934,495
OTHER ASSETS & LIABILITIES, NET — 0.83%	$ 5,603,093
TOTAL NET ASSETS — 100.00%	$674,537,588
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $850,802 and $826,175, respectively, representing 0.12% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	126	USD	$10,391,850	December 2015	$25,952
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of September 30, 2015.
Country	Fair Value	Percentage of Fund Investments
Japan	$149,529,534	22.35%
United Kingdom	124,538,506	18.62
Switzerland	66,761,834	9.98
France	65,989,850	9.86
Germany	58,774,388	8.79
Australia	43,104,770	6.44
Netherlands	22,714,469	3.39
Spain	22,453,655	3.36
Hong Kong	20,195,577	3.02
Sweden	19,437,051	2.90
Italy	15,795,379	2.36
Denmark	12,094,774	1.81
Belgium	8,776,590	1.31
Singapore	8,133,147	1.22
Ireland	5,951,444	0.89
United States	5,902,856	0.88
Finland	5,729,864	0.86
Israel	4,187,381	0.63
Norway	3,584,998	0.54
Luxembourg	1,584,948	0.24
Austria	1,183,107	0.18
Portugal	998,318	0.15
New Zealand	938,025	0.14
South Africa	231,407	0.03
Bermuda	177,741	0.03
Mexico	94,517	0.01
China	70,365	0.01
Total	$668,934,495	100.00%

See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

September 30, 2015

Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,757,044	$ 657,648,433	$ —	$ 661,405,477
Preferred Stock	—	2,292,467	—	2,292,467
Short Term Investments	—	5,236,551	—	5,236,551
Total investments, at fair value:	3,757,044	664,177,451	0	668,934,495
Other Financial Investments:
Futures Contracts(a)	25,952	—	—	25,952
Total Assets	$ 3,782,996	$ 664,177,451	$ 0	$ 668,960,447
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2015, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	1,112,341	-
Consumer, Cyclical	1,541,438	-
Consumer, Non-Cyclical	610,221	-
Energy	166,629	-
Financial	5,098,161	3,098,998
Industrial	511,234	-
Utilities	406,482	-
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value

September 30, 2015

of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$684,186,866
Gross unrealized appreciation on investments	78,076,916
Gross unrealized depreciation on investments	(93,329,287)
Net unrealized depreciation on investments	$ (15,252,371)
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 127 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.61%
63,100	Gold Resource Corp	$ 159,643
33,200	Mercer International Inc	332,996
8,700	Royal Gold Inc(a)	408,726
9,300	Stillwater Mining Co(b)	96,069
		997,434
Communications — 10.35%
22,600	1-800-Flowers.com Inc Class A(b)	205,660
19,300	Comtech Telecommunications Corp	397,773
23,000	Demand Media Inc(a)(b)	95,910
60,800	DHI Group Inc(b)	444,448
120,400	EarthLink Holdings Corp	936,712
3,800	ePlus Inc(b)	300,466
54,900	General Cable Corp	653,310
8,000	General Communication Inc Class A(b)	138,080
30,800	Harmonic Inc(b)	178,640
23,200	Inteliquent Inc	518,056
36,500	NeuStar Inc Class A(a)(b)	993,165
7,400	PC-Tel Inc	44,474
76,900	Polycom Inc(b)	805,912
15,600	Spok Holdings Inc	256,776
9,200	TechTarget Inc(b)	78,384
10,100	TeleCommunication Systems Inc Class A(b)	34,744
16,600	United Online Inc(b)	166,000
8,500	Web.com Group Inc(b)	179,180
		6,427,690
Consumer, Cyclical — 9.27%
15,600	American Axle & Manufacturing Holdings Inc(b)	311,064
21,400	Boyd Gaming Corp(b)	348,820
19,800	Build-A-Bear Workshop Inc(b)	374,022
3,200	Caesars Entertainment Corp(a)(b)	18,848
11,800	China Automotive Systems Inc(b)	62,776
9,400	Citi Trends Inc	219,772
11,200	Cooper Tire & Rubber Co	442,512
6,400	DineEquity Inc	586,624
17,000	Express Inc(b)	303,790
47,600	Isle of Capri Casinos Inc(b)	830,144
3,700	Liberty TripAdvisor Holdings Inc Class A(b)	82,029
58,100	Meritor Inc(b)	617,603
7,700	Outerwall Inc(a)	438,361
7,200	Perry Ellis International Inc(b)	158,112
25,800	Ruby Tuesday Inc(b)	160,218
11,200	Sears Hometown and Outlet Store(b)	89,712
14,100	Titan Machinery Inc(b)	161,868
21,200	Tower International Inc(b)	503,712
Shares		Fair Value
Consumer, Cyclical — (continued)
12,300	Trans World Entertainment Corp(a)(b)	$ 46,371
		5,756,358
Consumer, Non-Cyclical — 21.35%
134,700	ACCO Brands Corp(b)	952,329
11,500	Adamas Pharmaceuticals Inc(b)	192,510
11,700	Alliance HealthCare Services Inc(b)	114,192
700	Almost Family Inc(b)	28,035
6,700	Apollo Education Group Inc Class A(b)	74,102
50,700	ARC Document Solutions Inc(b)	301,665
2,900	BioSpecifics Technologies Corp(b)	126,266
4,700	Cal-Maine Foods Inc(a)	256,667
43,100	Cambium Learning Group Inc(b)	205,587
4,700	Cambrex Corp(b)	186,496
12,900	Central Garden & Pet Co Class A(b)	207,819
11,800	CRA International Inc(b)	254,644
5,200	CSS Industries Inc	136,968
19,500	Cumberland Pharmaceuticals Inc(b)	112,515
61,800	Dean Foods Co	1,020,936
4,600	DeVry Education Group Inc(a)	125,166
400	Eagle Pharmaceuticals Inc(a)(b)	29,612
30,300	Ennis Inc	526,008
16,500	Farmer Bros Co(b)	449,625
33,200	Hackett Group Inc	456,500
5,500	Heidrick & Struggles International Inc	106,975
12,100	Helen of Troy Ltd(b)	1,080,530
40,000	Information Services Group Inc	156,400
10,100	Insperity Inc	443,693
2,500	John B Sanfilippo & Son Inc	128,150
44,100	K12 Inc(b)	548,604
9,400	LHC Group Inc(b)	420,838
11,700	Merit Medical Systems Inc(b)	279,747
20,100	MGP Ingredients Inc	321,801
51,400	Monster Worldwide Inc(b)	329,988
6,400	NewLink Genetics Corp(a)(b)	229,376
24,200	Omega Protein Corp(b)	410,674
7,300	Pfenex Inc(b)	109,573
18,800	Progenics Pharmaceuticals Inc(b)	107,536
1,500	Quad/Graphics Inc	18,150
29,700	RadNet Inc(b)	164,835
21,700	Repligen Corp(b)	604,345
53,900	RPX Corp(b)	739,508
4,700	RR Donnelley & Sons Co(a)	68,432
26,700	SciClone Pharmaceuticals Inc(b)	185,298
26,900	Sucampo Pharmaceuticals Inc Class A(b)	534,503
18,700	SUPERVALU Inc(b)	134,266
5,800	Triple-S Management Corp Class B(b)	103,298
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,500	Universal Corp	$ 272,635
		13,256,797
Energy — 3.64%
600	Adams Resources & Energy Inc	24,600
11,200	Alon USA Energy Inc	202,384
7,100	Clayton Williams Energy Inc(a)(b)	275,551
8,300	Green Plains Inc	161,518
7,000	Gulf Island Fabrication Inc	73,710
40,200	Noble Corp PLC(a)	438,582
73,600	Pioneer Energy Services Corp(b)	154,560
10,500	REX American Resources Corp(b)	531,510
60,000	WPX Energy Inc(b)	397,200
		2,259,615
Financial — 39.57%
12,300	Access National Corp(a)	250,551
53,300	Ambac Financial Group Inc(b)	771,251
9,900	American Assets Trust Inc REIT	404,514
11,700	AmTrust Financial Services Inc(a)	736,866
135,600	Anworth Mortgage Asset Corp REIT	669,864
44,300	Arbor Realty Trust Inc REIT	281,748
11,300	Aspen Insurance Holdings Ltd	525,111
20,500	Assured Guaranty Ltd	512,500
400	BancFirst Corp	25,240
22,400	Banco Latinoamericano de Comercio Exterior SA	518,560
3,200	C&F Financial Corp(a)	117,120
18,300	Cardinal Financial Corp	421,083
59,100	Cedar Realty Trust Inc REIT	367,011
6,200	Central Pacific Financial Corp	130,014
3,100	Century Bancorp Inc Class A	126,356
17,100	Chambers Street Properties	110,979
23,500	Charter Financial Corp	297,980
3,600	Citizens & Northern Corp	70,272
13,100	CoreSite Realty Corp REIT	673,864
7,400	CVB Financial Corp	123,580
30,500	CyrusOne Inc REIT	996,130
23,200	DiamondRock Hospitality Co REIT	256,360
6,600	Dime Community Bancshares Inc	111,540
36,800	DuPont Fabros Technology Inc REIT	952,384
10,500	Equity LifeStyle Properties Inc REIT	614,985
93,600	FelCor Lodging Trust Inc REIT	661,752
7,200	First BanCorp(b)	25,632
1,400	First Business Financial Services Inc(a)	32,928
7,500	First Defiance Financial Corp	274,200
23,200	First Interstate BancSystem Inc Class A	645,888
15,300	First Merchants Corp	401,166
30,900	First Niagara Financial Group Inc	315,489
1,200	First of Long Island Corp	32,436
30,600	Flagstar Bancorp Inc(b)	629,136
4,500	Getty Realty Corp REIT	71,100
5,100	Hatteras Financial Corp REIT	77,265
Shares		Fair Value
Financial — (continued)
600	HCI Group Inc	$ 23,262
25,100	Heritage Insurance Holdings(b)	495,223
42,600	Higher One Holdings Inc(b)	83,922
1,000	Hingham Institution for Savings	116,030
5,600	Horizon Bancorp	133,000
22,400	International FCStone Inc(b)	553,056
2,200	Investment Technology Group Inc	29,348
19,800	Janus Capital Group Inc(a)	269,280
13,800	Lakeland Financial Corp	623,070
10,800	Mack-Cali Realty Corp REIT	203,904
7,500	MainSource Financial Group Inc	152,700
8,700	MBIA Inc(b)	52,896
1,200	Merchants Bancshares Inc	35,280
2,000	Meta Financial Group Inc	83,540
29,700	MGIC Investment Corp(b)	275,022
4,100	Monarch Financial Holdings Inc	50,799
5,700	National Health Investors Inc REIT	327,693
2,300	Nelnet Inc Class A	79,603
7,700	Ocwen Financial Corp(a)(b)	51,667
2,400	OFG Bancorp	20,952
9,400	Orrstown Financial Services Inc	158,484
9,600	PennyMac Financial Services Inc Class A(b)	153,600
1,900	Piedmont Office Realty Trust Inc REIT Class A	33,991
3,200	Post Properties Inc REIT	186,528
2,000	Preferred Bank	63,200
63,200	Radian Group Inc	1,005,512
9,500	Regional Management Corp(b)	147,250
3,400	Republic Bancorp Inc Class A	83,470
19,000	RLJ Lodging Trust REIT	480,130
2,100	S&T Bancorp Inc	68,502
7,900	Security National Financial Corp Class A(a)(b)	53,483
19,000	Southwest Bancorp Inc	311,790
4,300	Sovran Self Storage Inc REIT	405,490
4,700	St Joe Co(a)(b)	89,911
1,500	Stock Yards Bancorp Inc	54,525
10,800	Suffolk Bancorp	295,056
25,800	Summit Hotel Properties Inc REIT	301,086
14,600	United Community Banks Inc	298,424
38,000	Universal Insurance Holdings Inc(a)	1,122,520
34,100	Walker & Dunlop Inc(b)	889,328
5,200	Washington Federal Inc	118,300
3,900	Washington Trust Bancorp Inc	149,955
1,100	Weingarten Realty Investors REIT	36,421
17,000	West Bancorporation Inc	318,750
80,400	Wilshire Bancorp Inc	845,004
		24,563,812
Industrial — 4.59%
8,300	Argan Inc	287,844
21,600	Atlas Air Worldwide Holdings Inc(b)	746,496
12,000	Ducommun Inc(b)	240,840
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
2,300	Global Brass & Copper Holdings Inc	$ 47,173
4,800	Kadant Inc	187,248
12,700	Multi-Fineline Electronix Inc(b)	212,090
7,700	PAM Transportation Services Inc(b)	254,485
24,400	TTM Technologies Inc(b)	152,012
11,300	USA Truck Inc(b)	194,699
4,500	Willis Lease Finance Corp(b)	73,170
17,500	Xerium Technologies Inc(b)	227,150
33,100	ZAGG Inc(b)	224,749
		2,847,956
Technology — 2.72%
11,100	Alpha & Omega Semiconductor Ltd(b)	86,469
5,800	Convergys Corp	134,038
800	DST Systems Inc	84,112
12,200	Leidos Holdings Inc	503,982
10,100	NCI Inc Class A	134,027
19,600	Rovi Corp(b)	205,604
20,900	Sigma Designs Inc(b)	144,001
12,300	Tessera Technologies Inc	398,643
		1,690,876
Utilities — 4.18%
1,000	Black Hills Corp	41,340
3,000	Chesapeake Utilities Corp	159,240
5,600	El Paso Electric Co	206,192
29,700	Ormat Technologies Inc(a)	1,010,691
12,200	SJW Corp	375,150
13,800	Southwest Gas Corp	804,816
		2,597,429
TOTAL COMMON STOCK — 97.28% (Cost $60,730,482)		$60,397,967
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.21%
$ 130,000	U.S. Treasury Bills(c) 0.26%, 03/10/2016	$ 129,849
Repurchase Agreements — 7.91%
1,165,611	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,165,611 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(d)	1,165,611
1,165,611	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $1,165,611 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(d)	1,165,611
245,379	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $245,379 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(d)	245,379
1,165,611	Undivided interest of 4.06% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $1,165,611 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(d)	1,165,611
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,165,611	Undivided interest of 6.68% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $1,165,611 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(d)
$ 1,165,611
4,907,823
SHORT TERM INVESTMENTS — 8.12% (Cost $5,037,672)	$ 5,037,672
TOTAL INVESTMENTS — 105.40% (Cost $65,768,154)	$65,435,639
OTHER ASSETS & LIABILITIES, NET — (5.40)%	$ (3,351,205)
TOTAL NET ASSETS — 100.00%	$62,084,434
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	10	USD	$1,095,900	December 2015	$(33,204)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 60,397,967	$ —	$ —	$ 60,397,967
Short Term Investments	—	5,037,672	—	5,037,672
Total Assets	$ 60,397,967	$ 5,037,672	$ 0	$ 65,435,639
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (33,204)	$ —	$ —	$ (33,204)
Total Liabilities	$ (33,204)	$ 0	$ 0	$ (33,204)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$65,857,771
Gross unrealized appreciation on investments	7,346,857
Gross unrealized depreciation on investments	(7,768,989)
Net unrealized depreciation on investments	$ (422,132)

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 11 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.21%
$1,095,210	Ford Auto Securitization Trust(b) Series 2014-R2A Class A2 CAD, 1.59%, 12/15/2017	$ 821,682
200,000	GS Mortgage Securities Trust(c) Series 2007-GG10 Class AM 5.99%, 08/10/2045	200,677
660,719	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	497,943
TOTAL ASSET-BACKED SECURITIES — 0.21% (Cost $1,794,324)		$1,520,302
CORPORATE BONDS AND NOTES
Basic Materials — 5.18%
	Alcoa Inc
140,000	5.87%, 02/23/2022	144,200
8,335,000	5.90%, 02/01/2027	8,043,275
255,000	6.75%, 01/15/2028	262,650
	ArcelorMittal
935,000	6.13%, 06/01/2018	916,300
80,000	6.25%, 03/01/2021(d)	72,150
895,000	7.75%, 10/15/2039	729,425
3,625,000	7.50%, 03/01/2041	2,918,125
3,565,000	Barminco Finance Property Ltd(b)(d) 9.00%, 06/01/2018	2,593,537
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	452,181
3,485,000	5.25%, 04/01/2042	2,728,577
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,405,623
	Chemours Co(b)
4,360,000	6.63%, 05/15/2023(d)	2,932,100
805,000	7.00%, 05/15/2025	529,287
	Cliffs Natural Resources Inc
370,000	4.80%, 10/01/2020(d)	112,850
170,000	4.88%, 04/01/2021	51,850
1,790,000	6.25%, 10/01/2040(d)	519,100
1,790,000	Essar Steel Algoma Inc(b)(d) 9.50%, 11/15/2019	984,500
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,473
700,000	7.25%, 06/01/2028	904,721
90,000	8.88%, 05/15/2031	129,326
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,606,975
	Hexion Inc
1,000,000	9.00%, 11/15/2020	600,000
480,000	9.20%, 03/15/2021	310,800
2,220,000	7.88%, 02/15/2023	1,176,600
190,000	Methanex Corp 5.25%, 03/01/2022	202,310
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	1,606,255
600,000	Rain CII Carbon LLC / CII Carbon Corp(b)(d) 8.25%, 01/15/2021	480,000
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	United States Steel Corp
$ 680,000	7.50%, 03/15/2022(d)	$ 537,200
3,070,000	6.65%, 06/01/2037	2,181,235
		38,270,625
Communications — 6.25%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	250,000
7,545,000	6.45%, 03/15/2029	7,469,550
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,369,749
	CenturyLink Inc
860,000	7.60%, 09/15/2039	651,450
425,000	7.65%, 03/15/2042	325,125
550,000	Consolidated Communications Inc(b) 6.50%, 10/01/2022	492,250
2,490,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.95%, 01/15/2025	2,442,247
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023	1,373,500
390,000	5.88%, 11/15/2024	331,256
1,540,000	Eircom Finance Ltd(b) EUR, 9.25%, 05/15/2020	1,844,758
775,000	Embarq Corp 8.00%, 06/01/2036	799,459
290,000	Lamar Media Corp 5.00%, 05/01/2023	285,650
610,000	Level 3 Communications Inc 5.75%, 12/01/2022	598,563
420,000	Level 3 Financing Inc 7.00%, 06/01/2020	434,700
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	65,944
	Outfront Media Capital LLC / Outfront Media Capital Corp
280,000	5.25%, 02/15/2022	279,650
695,000	5.88%, 03/15/2025	707,162
	Portugal Telecom International Finance
1,350,000	EUR, 5.00%, 11/04/2019	1,154,876
1,300,000	EUR, 4.50%, 06/16/2025	850,513
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	158,250
1,960,000	6.88%, 07/15/2028	1,656,200
3,500,000	7.75%, 02/15/2031	3,255,000
	Qwest Corp
500,000	7.25%, 09/15/2025	557,815
2,155,000	6.88%, 09/15/2033	2,080,579
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	3,927,595
540,000	8.75%, 03/15/2032	419,850
	Sprint Communications Inc
606,000	6.00%, 12/01/2016	597,289
815,000	6.00%, 11/15/2022	613,287
	Sprint Corp
545,000	7.88%, 09/15/2023	441,109
215,000	7.13%, 06/15/2024	165,464
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	478,750
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 940,000	6.00%, 09/30/2034	$ 869,500
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	247,952
200,000	GBP, 5.29%, 12/09/2022	334,002
400,000	GBP, 5.38%, 02/02/2026	675,341
525,000	7.05%, 06/20/2036	615,679
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040	33,314
200,000	4.50%, 09/15/2042	158,125
1,300,000	UPC Holding BV(b) EUR, 6.38%, 09/15/2022	1,547,048
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,577,557
400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	385,000
4,000,000	VTR Finance BV(b) 6.88%, 01/15/2024	3,630,000
		46,151,108
Consumer, Cyclical — 11.48%
256,581	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	263,637
360,174	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	367,377
176,981	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	182,291
5,588,823	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	5,966,068
7,440,000	American Airlines Group Inc(b) 5.50%, 10/01/2019	7,521,840
241,523	Atlas Air 1998-1 Class B Pass Through Trust(e) 7.68%, 01/02/2016	249,493
143,069	Atlas Air 1999-1 Class B Pass Through Trust(e) 7.63%, 07/02/2016	143,070
530,566	Atlas Air 1999-1 Class C Pass Through Trust(e)(f) 8.77%, 01/02/2011	546,483
138,101	Atlas Air 2000-1 Class B Pass Through Trust(e) 9.06%, 01/02/2016	140,172
1,360,000	Beazer Homes USA Inc(d) 7.25%, 02/01/2023	1,247,800
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	14,326,900
10,538	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	11,171
199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	199,942
83,716	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	87,274
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	669,188
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 877,492	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	$1,017,891
207,692	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	224,307
	Dillard's Inc
430,000	6.63%, 01/15/2018	465,013
500,000	7.88%, 01/01/2023	594,842
1,070,000	7.75%, 07/15/2026	1,252,575
850,000	Foot Locker Inc 8.50%, 01/15/2022	998,750
	Ford Motor Co
155,000	6.50%, 08/01/2018(d)	172,833
245,000	7.13%, 11/15/2025	291,457
265,000	7.50%, 08/01/2026	320,017
50,000	6.63%, 02/15/2028	56,407
755,000	6.63%, 10/01/2028	883,636
2,080,000	6.38%, 02/01/2029	2,319,651
2,035,000	7.45%, 07/16/2031	2,527,899
970,000	7.40%, 11/01/2046	1,228,739
1,215,000	GameStop Corp(b)(d) 5.50%, 10/01/2019	1,251,815
1,210,000	General Motors Financial Co Inc 4.38%, 09/25/2021	1,235,388
2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	2,556,075
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,773,394
3,750,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	3,618,750
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	114,955
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(b)	324,850
680,000	8.00%, 11/01/2019(b)	487,900
45,000	5.00%, 11/01/2021	31,725
450,000	KB Home 4.75%, 05/15/2019	432,563
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,779,360
1,330,000	4.75%, 11/15/2022	1,291,164
	New Albertsons Inc
805,000	7.75%, 06/15/2026	768,775
755,000	6.63%, 06/01/2028	649,300
4,905,000	7.45%, 08/01/2029	4,806,900
75,000	8.70%, 05/01/2030	75,750
1,500,000	8.00%, 05/01/2031	1,470,000
1,815,000	Newell Rubbermaid Inc 4.00%, 12/01/2024	1,845,140
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,027,500
3,870,000	6.00%, 02/15/2035	3,792,600
665,000	Toro Co 6.63%, 05/01/2037	767,175
1,395,000	Toys R Us Inc(d) 7.38%, 10/15/2018	891,928
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019	406,700
5,000	5.88%, 06/15/2024	4,900
327,451	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	348,931
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 87,233	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	$ 93,496
1,065,000	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,088,963
568,733	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	661,152
1,211,264	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,338,447
2,140,451	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,402,656
923,370	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	923,463
843,982	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	872,086
240,000	Wagamama Finance PLC(b) GBP, 7.88%, 02/01/2020	379,781
		84,790,305
Consumer, Non-Cyclical — 3.75%
475,000	Avon Products Inc 8.70%, 03/15/2043	336,300
430,000	BioScrip Inc 8.88%, 02/15/2021	331,100
620,000	Boston Scientific Corp 6.00%, 01/15/2020	695,327
285,000	Delhaize Group 5.70%, 10/01/2040	301,417
970,000	DS Services of America Inc(b) 10.00%, 09/01/2021	1,114,288
	HCA Inc
150,000	7.19%, 11/15/2015	150,563
130,000	5.88%, 03/15/2022	139,425
45,000	4.75%, 05/01/2023	45,158
1,875,000	5.88%, 05/01/2023(d)	1,945,312
395,000	7.50%, 12/15/2023	440,425
575,000	8.36%, 04/15/2024	664,125
765,000	7.69%, 06/15/2025	849,150
1,115,000	7.58%, 09/15/2025	1,220,925
2,505,000	7.05%, 12/01/2027	2,592,675
725,000	7.50%, 11/06/2033	764,875
175,000	7.75%, 07/15/2036	185,500
285,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	277,875
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021	275,600
1,970,000	7.00%, 02/15/2022	1,910,900
105,000	6.50%, 11/15/2023	98,700
1,010,000	6.00%, 04/01/2024	929,200
3,195,000	SUPERVALU Inc(d) 6.75%, 06/01/2021	3,099,150
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019	1,920,487
1,180,000	6.75%, 06/15/2023(d)	1,171,150
425,000	6.88%, 11/15/2031	382,500
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	United Rentals North America Inc
$ 445,000	7.63%, 04/15/2022	$ 471,700
775,000	6.13%, 06/15/2023	772,578
4,850,000	5.75%, 11/15/2024	4,643,875
		27,730,280
Energy — 3.26%
1,094,637	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	1,213,311
	Baytex Energy Corp(b)
30,000	5.13%, 06/01/2021	23,850
45,000	5.63%, 06/01/2024	35,550
2,035,000	Bellatrix Exploration Ltd(b) 8.50%, 05/15/2020	1,587,300
	California Resources Corp
205,000	5.00%, 01/15/2020(d)	131,840
3,395,000	5.50%, 09/15/2021	2,070,950
450,000	6.00%, 11/15/2024(d)	268,031
	Chesapeake Energy Corp
315,000	7.25%, 12/15/2018	260,662
390,000	6.63%, 08/15/2020(d)	289,817
35,000	6.88%, 11/15/2020	25,725
1,175,000	6.13%, 02/15/2021	818,828
2,965,000	4.88%, 04/15/2022(d)	1,934,662
190,000	5.75%, 03/15/2023(d)	123,916
	Continental Resources Inc
45,000	4.50%, 04/15/2023	39,077
600,000	3.80%, 06/01/2024(d)	486,656
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036	342,765
500,000	EQT Corp 8.13%, 06/01/2019	587,472
860,000	FTS International Inc 6.25%, 05/01/2022	266,600
200,000	Global Marine Inc(d) 7.00%, 06/01/2028	114,500
760,000	Halcon Resources Corp 8.88%, 05/15/2021	228,000
	Hercules Offshore Inc(b)(g)
3,425,000	8.75%, 07/15/2021(h)	719,250
635,000	7.50%, 10/01/2021(f)	127,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	655,466
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	255,641
295,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp 4.88%, 06/01/2025	271,341
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,551,500
	Paragon Offshore PLC(b)
741,000	6.75%, 07/15/2022	96,330
1,714,000	7.25%, 08/15/2024	222,820
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	658,437
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	1,697,325
	Range Resources Corp
1,455,000	5.00%, 08/15/2022(d)	1,287,675
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 490,000	5.00%, 03/15/2023(d)	$ 433,344
965,000	4.88%, 05/15/2025(b)	860,056
3,205,000	Sidewinder Drilling Inc(b)(i) 9.75%, 11/15/2019	1,778,775
	Transocean Inc(d)
370,000	6.88%, 12/15/2021	275,990
1,090,000	4.30%, 10/15/2022	673,075
700,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	694,750
		24,108,287
Financial — 16.28%
100,000	AGFC Capital Trust I(b)(c) 6.00%, 01/15/2067	76,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016	254,044
552,000	8.00%, 12/31/2018	608,580
1,500,000	3.50%, 01/27/2019	1,477,035
3,770,000	5.13%, 09/30/2024	3,722,875
869,000	8.00%, 11/01/2031	1,006,684
	American International Group Inc
60,000	4.88%, 06/01/2022	66,207
75,000	4.13%, 02/15/2024	78,793
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,140,477
	Bank of America Corp
50,000	EUR, 0.51%, 09/14/2018(c)	54,658
800,000	5.49%, 03/15/2019	878,810
1,724,000	7.63%, 06/01/2019	2,029,024
800,000	3.30%, 01/11/2023	793,883
450,000	4.25%, 10/22/2026	444,877
1,900,000	6.11%, 01/29/2037	2,185,456
850,000	Camden Property Trust 5.70%, 05/15/2017	904,969
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	2,686,821
100,000	EUR, 1.24%, 11/30/2017(c)	111,477
5,925,000	3.50%, 05/15/2023	5,767,958
3,894,995	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	4,031,319
13,000	Duke Realty LP 5.95%, 02/15/2017	13,782
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,273,393
1,900,000	Forethought Financial Group Inc(b) 8.63%, 04/15/2021	2,207,986
	General Electric Capital Corp
400,000	NZD, 6.75%, 09/26/2016	264,338
680,000	NZD, 5.50%, 02/01/2017	447,631
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023	783,900
415,000	4.80%, 02/15/2024	311,250
450,000	6.50%, 06/15/2034	351,000
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(i)	6,372,305
1,600,000	6.75%, 10/01/2037	1,908,669
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,560,000	Hanover Insurance Group Inc 6.38%, 06/15/2021	$ 1,802,603
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018	2,777,509
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,810,027
2,200,000	7.50%, 04/15/2018	2,478,179
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	314,175
290,000	8.25%, 12/15/2020	339,300
1,105,000	4.63%, 04/15/2021	1,110,525
1,385,000	5.88%, 08/15/2022	1,475,025
	iStar Financial Inc
115,000	3.88%, 07/01/2016	113,850
110,000	5.85%, 03/15/2017	112,200
575,000	7.13%, 02/15/2018	587,937
350,000	4.88%, 07/01/2018	338,625
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	313,950
	Jefferies Group LLC
375,000	3.88%, 11/09/2015	375,966
265,000	5.13%, 04/13/2018	278,183
975,000	6.88%, 04/15/2021	1,095,758
1,165,000	5.13%, 01/20/2023	1,167,299
705,000	6.45%, 06/08/2027	731,420
1,140,000	6.25%, 01/15/2036	1,075,122
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	868,356
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,208,584
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017	572,850
2,115,000	Lloyds Bank PLC(b) 6.50%, 09/14/2020	2,439,435
600,000	MBIA Insurance Corp(b)(c) 11.55%, 01/15/2033	273,000
245,000	MetLife Capital Trust X(b) 9.25%, 04/08/2038	338,100
1,355,000	MetLife Inc 10.75%, 08/01/2039	2,113,800
	Morgan Stanley
100,000	0.77%, 10/15/2015(c)	100,007
1,700,000	AUD, 7.63%, 03/03/2016	1,216,814
300,000	0.74%, 10/18/2016(c)	299,408
1,025,000	AUD, 4.75%, 11/16/2018	746,512
435,000	5.75%, 01/25/2021	496,107
2,225,000	CAD, 3.13%, 08/05/2021	1,699,770
570,000	3.75%, 02/25/2023	583,813
11,545,000	4.10%, 05/22/2023	11,684,845
3,895,000	4.35%, 09/08/2026	3,915,044
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	3,832,210
	Navient Corp
100,000	4.63%, 09/25/2017	98,188
2,175,000	8.45%, 06/15/2018	2,236,161
345,000	5.50%, 01/15/2019	320,634
1,015,000	4.88%, 06/17/2019	923,650
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 190,000	5.50%, 01/25/2023	$ 150,693
1,035,000	6.13%, 03/25/2024	828,000
395,000	5.88%, 10/25/2024(d)	310,075
3,035,000	5.63%, 08/01/2033	1,965,162
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,222,415
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	635,434
1,060,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	995,075
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(j)	77,436
905,000	EUR, 5.50%, Perpetual(j)	1,005,448
620,000	6.10%, 06/10/2023	666,217
1,185,000	6.00%, 12/19/2023	1,261,630
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	57,547
400,000	EUR, 6.93%, 04/09/2018	497,246
50,000	EUR, 4.63%, 09/22/2021(c)	56,708
100,000	Santander Central Hispano Issuances Ltd 7.25%, 11/01/2015	100,372
300,000	Santander Issuances SAU(b) 5.91%, 06/20/2016	307,166
1,700,000	Societe Generale SA(b)(c)(d)(j) 5.92%, Perpetual	1,717,000
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	933,750
825,000	5.25%, 12/15/2019	806,437
2,545,000	6.00%, 06/01/2020	2,554,544
2,055,000	7.75%, 10/01/2021	2,193,712
825,000	8.25%, 10/01/2023	899,250
	XLIT Ltd
575,000	6.38%, 11/15/2024	681,648
725,000	6.25%, 05/15/2027	863,879
		120,305,986
Industrial — 4.39%
	AECOM Technology Corp(b)
215,000	5.75%, 10/15/2022	216,210
225,000	5.88%, 10/15/2024	226,688
159,000	Agilent Technologies Inc 6.50%, 11/01/2017	172,371
1,650,000	APL Ltd 8.00%, 01/15/2024	1,287,000
2,390,000	Atrium Windows & Doors Inc(b) 7.75%, 05/01/2019	1,750,675
950,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b) 6.00%, 06/15/2017	929,813
	Bombardier Inc(b)
6,985,000	6.00%, 10/15/2022(d)	5,186,362
1,550,000	CAD, 7.35%, 12/22/2026	894,342
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	401,625
950,000	Corning Inc 7.25%, 08/15/2036	1,163,581
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 248,000	Emeco Property Ltd(b) 9.88%, 03/15/2019	$ 130,200
3,500,000	Hellenic Railways Organization SA(c) EUR, 0.25%, 05/24/2016	3,324,282
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,117,500
1,620,000	6.50%, 08/15/2032	1,660,500
1,025,000	Meccanica Holdings USA Inc(b) 6.25%, 01/15/2040	984,000
386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	355,453
865,000	Owens Corning 7.00%, 12/01/2036	1,013,175
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	4,032,880
	Sealed Air Corp(b)
105,000	4.88%, 12/01/2022	103,819
2,245,000	5.50%, 09/15/2025(d)	2,278,675
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,293,500
837,000	6.50%, 07/15/2024	786,654
780,000	6.50%, 05/15/2025(b)	733,200
375,000	Transfield Services Ltd(b) 8.38%, 05/15/2020	385,781
	Westvaco Corp
485,000	8.20%, 01/15/2030	665,648
230,000	7.95%, 02/15/2031	298,936
		32,392,870
Technology — 0.84%
655,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	406,100
2,445,000	Amkor Technology Inc(d) 6.38%, 10/01/2022	2,260,097
	First Data Corp
1,057,000	11.25%, 01/15/2021	1,154,772
516,000	10.63%, 06/15/2021	565,665
1,053,000	11.75%, 08/15/2021	1,168,830
750,000	Micron Technology Inc(b) 5.63%, 01/15/2026	675,000
		6,230,464
Utilities — 1.27%
2,505,000	AES Corp 4.88%, 05/15/2023	2,198,138
1,062,341	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	1,099,650
1,587,000	DPL Inc 6.75%, 10/01/2019	1,646,513
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,240,091
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,155,793
		9,340,185
TOTAL CORPORATE BONDS AND NOTES — 52.70% (Cost $399,569,690)		$389,320,110
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Basic Materials — 0.03%
$ 215,000	RPM International Inc(d) 2.25%, 12/15/2020	$ 239,590
Communications — 1.30%
1,608,000	Alcatel-Lucent EUR, 0.13%, 01/30/2020	1,943,734
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,772,406
1,045,000	3.75%, 10/15/2018(b)	1,306,903
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,063,763
57,731	Liberty Interactive LLC 3.50%, 01/15/2031	29,804
1,545,000	Priceline Group Inc(b)(d) 0.90%, 09/15/2021	1,518,928
		9,635,538
Consumer, Cyclical — 0.13%
155,000	Iconix Brand Group Inc 1.50%, 03/15/2018	123,225
935,000	KB Home 1.38%, 02/01/2019	868,381
		991,606
Consumer, Non-Cyclical — 0.03%
160,000	Hologic Inc(k) 2.00%, 03/01/2042	215,800
Energy — 1.03%
	Chesapeake Energy Corp
3,640,000	2.50%, 05/15/2037	3,130,400
6,250,000	2.25%, 12/15/2038	4,437,500
		7,567,900
Financial — 0.31%
195,000	Jefferies Group LLC 3.88%, 11/01/2029	198,169
1,810,000	Old Republic International Corp 3.75%, 03/15/2018	2,090,550
		2,288,719
Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	112,041
Technology — 2.91%
675,000	Brocade Communications Systems Inc(b) 1.38%, 01/01/2020	661,078
	Intel Corp
4,565,000	2.95%, 12/15/2035	5,543,622
6,090,000	3.25%, 08/01/2039	9,188,287
395,000	Microchip Technology Inc(b) 1.63%, 02/15/2025	377,966
3,497,000	Nuance Communications Inc 1.50%, 11/01/2035	3,599,724
Principal Amount(a)		Fair Value
Technology — (continued)
$ 220,000	ON Semiconductor Corp(b) 1.00%, 12/01/2020	$ 204,738
2,505,000	Rovi Corp(b) 0.50%, 03/01/2020	1,931,981
		21,507,396
TOTAL CONVERTIBLE BONDS — 5.76% (Cost $39,204,472)		$ 42,558,590
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
3,625,000	CAD, 3.00%, 12/01/2015	2,727,402
13,981,000	CAD, 1.25%, 02/01/2016	10,501,936
35,340,000	CAD, 0.25%, 05/01/2017	26,370,605
8,945,000	CAD, 1.25%, 09/01/2018	6,837,814
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	11,773,437
	Mexican Bonos
835,000 (l)	MXP, 6.50%, 06/10/2021	5,172,200
845,500 (l)	MXP, 8.00%, 12/07/2023	5,636,165
1,145,000 (l)	MXP, 10.00%, 12/05/2024	8,628,041
335,000 (l)	MXP, 7.50%, 06/03/2027	2,162,048
85,000 (l)	MXP, 8.50%, 05/31/2029	593,354
115,000 (l)	MXP, 7.75%, 05/29/2031	755,808
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	6,722,283
10,505,000	AUD, 3.50%, 03/20/2019	7,715,752
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	8,729,519
	Norway Government Bond(b)
34,725,000	NOK, 4.25%, 05/19/2017	4,323,901
9,545,000	NOK, 4.50%, 05/22/2019	1,274,961
6,650,000	NOK, 3.75%, 05/25/2021	898,556
6,700,000	Portugal Government International Bond(b) 5.13%, 10/15/2024	7,099,454
443,947	Province of Alberta Canada CAD, 5.93%, 09/16/2016	344,612
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 16.01% (Cost $139,791,862)		$118,267,848
MUNICIPAL BONDS AND NOTES
1,645,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	1,427,284
1,495,000	State of Illinois 5.52%, 04/01/2038	1,327,665
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
$ 4,410,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	$ 3,382,779
TOTAL MUNICIPAL BONDS AND NOTES — 0.83% (Cost$7,536,173)		$ 6,137,728
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,845,000	0.38%, 11/15/2015	4,846,231
5,465,000	0.25%, 12/15/2015	5,467,137
23,310,000	0.25%, 02/29/2016	23,320,932
TOTAL U.S. TREASURY BONDS AND NOTES — 4.55% (Cost $33,607,361)		$33,634,300
Shares
COMMON STOCK
Basic Materials — 0.05%
3,961	PPG Industries Inc	347,340
Communications — 0.07%
11,481	Level 3 Communications Inc(m)	501,605
Consumer, Cyclical — 0.31%
172,110	Ford Motor Co	2,335,533
Energy — 0.04%
42,007	Chesapeake Energy Corp(d)	307,911
Industrial — 0.19%
51,679	Corning Inc	884,744
26,029	Owens-Illinois Inc(m)	539,321
		1,424,065
TOTAL COMMON STOCK — 0.66% (Cost $4,876,823)		$ 4,916,454
CONVERTIBLE PREFERRED STOCK
Energy — 0.01%
240	Chesapeake Energy Corp, 5.75%(b)	94,800
Financial — 0.46%
976	Crown Castle International Corp, 4.50%	99,416
35,349	FelCor Lodging Trust Inc Series A, 1.95%	877,097
Shares		Fair Value
Financial — (continued)
51,187	Weyerhaeuser Co Series A, 6.38%(d)	$2,442,582
		3,419,095
Industrial — 0.19%
12,500	Stanley Black & Decker Inc Series A, 6.25%(d)	1,375,000
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	298,324
TOTAL CONVERTIBLE PREFERRED STOCK — 0.70% (Cost $5,325,358)		$5,187,219
PREFERRED STOCK
Basic Materials — 0.31%
37,475	Alcoa Inc(d)	1,263,612
112,340	ArcelorMittal	930,310
43,325	Cliffs Natural Resources Inc	104,249
		2,298,171
Communications — 0.01%
742	Cincinnati Bell Inc(d)	35,546
Energy — 0.27%
5,282	Chesapeake Energy Corp	309,103
4,692	Chesapeake Energy Corp(d)	236,359
30,000	El Paso Energy Capital Trust I	1,470,000
		2,015,462
Financial — 0.43%
920	Ally Financial Inc(b)	922,904
1,484	Bank of America Corp	1,595,300
267	iStar Financial Inc	14,194
10,955	SLM Corp	484,211
3,200	Welltower Inc	194,336
		3,210,945
Utilities — 0.13%
25,000	Southern California Edison Co	599,500
3,600	Union Electric Co	338,040
		937,540
TOTAL PREFERRED STOCK — 1.15% (Cost $10,269,098)		$8,497,664
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.50%
$18,498,000	Federal Home Loan Bank 0.03%, 10/26/2015	$18,497,612
Repurchase Agreements — 4.13%
7,246,236	Undivided interest of 11.70% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $7,246,236 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(n)	7,246,236
7,246,236	Undivided interest of 11.70% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $7,246,236 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(n)	7,246,236
7,246,236	Undivided interest of 25.27% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $7,246,236 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(n)	7,246,236
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,525,343	Undivided interest of 39.14% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $1,525,343 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(n)
		$ 1,525,343
7,246,236	Undivided interest of 41.50% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $7,246,236 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(n)	7,246,236
		30,510,287
SHORT TERM INVESTMENTS — 6.63% (Cost $49,007,899)		$ 49,007,899
TOTAL INVESTMENTS — 89.20% (Cost $690,983,060)		$659,048,114
OTHER ASSETS & LIABILITIES, NET — 10.80%		$ 79,755,680
TOTAL NET ASSETS — 100.00%		$738,803,794
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $113,766,255 and $101,253,790, respectively, representing 13.70% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(d)	All or a portion of the security is on loan at September 30, 2015.
(e)	Security is fair valued under procedures adopted by the Board of Directors.
(f)	Security in default; some interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $1,165,566 and $673,483, respectively, representing 0.09% of net assets.
(g)	Security in bankruptcy at September 30, 2015
(h)	Security in default; no interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $3,425,000 and $719,250, respectively, representing 0.10% of net assets.
(i)	Restricted security; further details of these securities are included in a subsequent table.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2015. Maturity date disclosed represents final maturity date.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
At September 30, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$7,335,077	$6,372,305	0.86%
Sidewinder Drilling Inc	9.75	11/15/2019	10/23/2012 - 10/09/2013	3,136,074	1,778,775	0.24
				$10,471,151	$8,151,080	1.10%
Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

September 30, 2015

Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Convertible Bonds, Convertible Preferred Stock, Preferred stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

September 30, 2015

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,520,302	$ —	$ 1,520,302
Corporate Bonds and Notes	—	388,240,893	1,079,217	389,320,110
Convertible Bonds	—	42,558,590	—	42,558,590
Foreign Government Bonds and Notes	—	118,267,848	—	118,267,848
Municipal Bonds and Notes	—	6,137,728	—	6,137,728
U.S. Treasury Bonds and Notes	—	33,634,300	—	33,634,300
Common Stock	4,916,454	—	—	4,916,454
Convertible Preferred Stock	99,415	5,087,804	—	5,187,219
Preferred Stock	1,720,336	6,777,328	—	8,497,664
Short Term Investments	—	49,007,899	—	49,007,899
Total Assets	$ 6,736,205	$ 651,232,692	$ 1,079,217	$ 659,048,114

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$691,029,693
Gross unrealized appreciation on investments	33,142,459
Gross unrealized depreciation on investments	(65,124,038)
Net unrealized depreciation on investments	$ (31,981,579)

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.56%
20,922	Cabot Corp	$ 660,298
64,935	Globe Specialty Metals Inc	787,662
57,832	Horsehead Holding Corp(a)(b)	175,809
27,264	Minerals Technologies Inc	1,313,034
67,192	Tronox Ltd Class A(b)	293,629
		3,230,432
Communications — 6.28%
40,616	ARRIS Group Inc(a)	1,054,798
101,835	Calix Inc(a)	793,295
57,718	DigitalGlobe Inc(a)	1,097,796
87,545	EW Scripps Co Class A	1,546,920
30,827	John Wiley & Sons Inc Class A	1,542,275
25,647	Liberty Ventures Class A(a)	1,034,856
110,847	New Media Investment Group Inc	1,713,695
64,294	Perficient Inc(a)	992,056
33,874	Safeguard Scientifics Inc(a)	526,402
51,499	Time Inc	981,056
77,368	West Corp	1,733,043
		13,016,192
Consumer, Cyclical — 15.55%
47,490	Barnes & Noble Education Inc(a)	603,598
51,553	Barnes & Noble Inc	624,307
57,117	Carmike Cinemas Inc(a)	1,147,481
60,561	Carrols Restaurant Group Inc(a)	720,676
20,664	Churchill Downs Inc	2,765,050
27,818	Core-Mark Holding Co Inc	1,820,688
5,141	Cracker Barrel Old Country Store Inc(b)	757,167
33,956	Del Frisco's Restaurant Group(a)	471,649
58,196	Diamond Resorts International Inc(a)	1,361,204
88,661	Fox Factory Holding Corp(a)	1,494,824
56,337	Fred's Inc Class A	667,593
27,943	Genesco Inc(a)	1,594,707
54,808	H&E Equipment Services Inc	916,390
37,979	Horizon Global Corp(a)	334,975
24,890	HSN Inc	1,424,704
21,678	J Alexander's Holdings Inc(a)	216,125
35,938	Jarden Corp(a)	1,756,649
45,772	Knoll Inc	1,006,069
20,466	La-Z-Boy Inc	543,577
50,015	Libbey Inc	1,630,989
64,288	MarineMax Inc(a)	908,389
26,720	Marriott Vacations Worldwide Corp	1,820,701
77,116	Metaldyne Performance Group Inc	1,620,207
109,802	National CineMedia Inc	1,473,543
38,957	Sally Beauty Holdings Inc(a)	925,229
49,345	Six Flags Entertainment Corp	2,259,014
Shares		Fair Value
Consumer, Cyclical — (continued)
29,964	Tenneco Inc(a)	$ 1,341,488
		32,206,993
Consumer, Non-Cyclical — 14.89%
22,074	Avis Budget Group Inc(a)	964,192
62,596	Booz Allen Hamilton Holding Corp	1,640,641
65,670	Boulder Brands Inc(a)(b)	537,837
60,730	Catalent Inc(a)	1,475,739
153,298	Cott Corp	1,660,217
29,508	Cynosure Inc Class A(a)	886,420
33,134	Euronet Worldwide Inc(a)	2,454,898
44,412	FTI Consulting Inc(a)	1,843,542
44,191	Halyard Health Inc(a)	1,256,792
6,303	Helen of Troy Ltd(a)	562,858
5,436	J&J Snack Foods Corp	617,856
64,026	KAR Auction Services Inc	2,272,923
17,360	Macquarie Infrastructure Corp	1,296,098
4,280,200	Post Holdings Inc(a)	2,529,911
82,366	RPX Corp(a)	1,130,062
63,292	SpartanNash Co	1,636,098
32,774	SurModics Inc(a)	715,784
13,728	Teleflex Inc	1,705,155
34,555	Viad Corp	1,001,750
63,668	VWR Corp(a)	1,635,631
13,106	WellCare Health Plans Inc(a)	1,129,475
21,675	WEX Inc(a)	1,882,257
		30,836,136
Energy — 2.64%
31,049	Bristow Group Inc	812,242
128,310	Helix Energy Solutions Group Inc(a)(b)	614,605
42,164	Natural Gas Services Group Inc(a)	813,765
260,226	Parker Drilling Co(a)	684,395
59,644	QEP Resources Inc	747,339
97,812	SunCoke Energy Inc	760,977
104,324	Synergy Resources Corp(a)	1,022,375
		5,455,698
Financial — 31.67%
39,164	American Campus Communities Inc REIT	1,419,303
96,917	BancorpSouth Inc	2,303,717
78,224	BioMed Realty Trust Inc REIT	1,562,916
40,308	Bryn Mawr Bank Corp	1,252,370
96,547	Cathay General Bancorp	2,892,548
9,856	City National Corp	867,919
2,870	Credit Acceptance Corp(a)(b)	565,017
89,143	CubeSmart REIT	2,425,581
109,949	CVB Financial Corp	1,836,148
95,773	Employers Holdings Inc	2,134,780
26,670	Federal Agricultural Mortgage Corp Class A	691,553
111,716	First Financial Bancorp	2,131,541
52,359	First Financial Bankshares Inc	1,663,969
125,507	FNFV Group(a)	1,470,942
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
13,608	HCC Insurance Holdings Inc	$ 1,054,212
98,149	Hercules Technology Growth Capital Inc(b)	992,286
53,826	Hersha Hospitality Trust REIT	1,219,697
42,344	Home BancShares Inc	1,714,932
35,819	Iberiabank Corp	2,085,024
35,361	LegacyTexas Financial Group Inc	1,077,803
11,415	MarketAxess Holdings Inc	1,060,225
24,430	Mid-America Apartment Communities Inc REIT	2,000,084
31,651	National Retail Properties Inc REIT	1,147,982
24,609	Omega Healthcare Investors Inc REIT	865,006
54,710	PacWest Bancorp	2,342,135
41,514	Pinnacle Financial Partners Inc	2,051,207
67,517	Popular Inc	2,041,039
36,701	ProAssurance Corp	1,800,918
41,471	Prosperity Bancshares Inc	2,036,641
22,163	Reinsurance Group of America Inc	2,007,746
145,291	Retail Opportunity Investments Corp REIT	2,403,113
22,786	Sabra Health Care Inc REIT	528,180
24,433	Signature Bank(a)	3,361,004
21,855	Sovran Self Storage Inc REIT	2,060,927
44,608	Stifel Financial Corp(a)	1,877,997
126,733	Talmer Bancorp Inc Class A	2,110,105
29,700	Texas Capital Bancshares Inc(a)	1,556,874
27,105	Triumph Bancorp Inc(a)	455,364
47,458	Wintrust Financial Corp	2,535,681
		65,604,486
Industrial — 17.39%
42,593	Advanced Energy Industries Inc(a)	1,120,196
14,395	Alamo Group Inc	672,966
36,484	Albany International Corp Class A	1,043,807
35,358	Altra Industrial Motion Corp	817,477
14,440	Argan Inc	500,779
26,271	Armstrong World Industries Inc(a)	1,254,178
12,687	AZZ Inc	617,730
86,219	Babcock & Wilcox Enterprises Inc(a)	1,448,479
28,070	Belden Inc	1,310,588
63,512	BWX Technologies Inc	1,674,176
25,895	EnerSys	1,387,454
11,391	Genesee & Wyoming Inc Class A(a)	672,980
32,663	Haynes International Inc	1,235,968
72,349	John Bean Technologies Corp	2,767,349
15,492	Kirby Corp(a)	959,729
26,401	Littelfuse Inc	2,406,451
19,165	Masonite International Corp(a)	1,161,016
38,949	Methode Electronics Inc	1,242,473
52,934	MYR Group Inc(a)	1,386,871
22,925	Old Dominion Freight Line Inc(a)	1,398,425
57,611	Raven Industries Inc	976,507
Shares		Fair Value
Industrial — (continued)
32,550	RBC Bearings Inc(a)	$ 1,944,212
32,344	Rogers Corp(a)	1,720,054
41,518	Summit Materials Inc Class A(a)	779,293
50,772	TriMas Corp(a)	830,122
64,116	Vishay Intertechnology Inc	621,284
18,838	Wabtec Corp	1,658,686
25,068	Waste Connections Inc	1,217,804
15,718	Zebra Technologies Corp Class A(a)	1,203,213
		36,030,267
Technology — 5.82%
84,429	Convergys Corp	1,951,154
52,805	CSG Systems International Inc	1,626,394
60,019	Digi International Inc(a)	707,624
48,303	Diodes Inc(a)	1,032,235
20,394	DST Systems Inc	2,144,225
34,075	Semtech Corp(a)	514,532
39,387	Synchronoss Technologies Inc(a)	1,291,894
76,270	Teradyne Inc	1,373,623
32,946	Verint Systems Inc(a)	1,421,620
		12,063,301
Utilities — 2.56%
44,490	ALLETE Inc	2,246,300
42,493	NorthWestern Corp	2,287,398
15,252	UIL Holdings Corp	766,718
		5,300,416
TOTAL COMMON STOCK — 98.36% (Cost $162,357,490)		$203,743,921
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.55%
$765,371	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $765,371 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	765,371
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$765,371	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $765,371 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	$765,371
765,371	Undivided interest of 2.67% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $765,371 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(c)	765,371
161,121	Undivided interest of 4.13% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $161,121 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(c)	161,121
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$765,371	Undivided interest of 4.38% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $765,371 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(c)
$ 765,371
SHORT TERM INVESTMENTS — 1.55% (Cost $3,222,605)	$ 3,222,605
TOTAL INVESTMENTS — 99.91% (Cost $165,580,095)	$206,966,526
OTHER ASSETS & LIABILITIES, NET — 0.09%	$ 182,324
TOTAL NET ASSETS — 100.00%	$207,148,850
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

September 30, 2015

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 203,743,921	$ —	$ —	$ 203,743,921
Short Term Investments	—	3,222,605	—	3,222,605
Total Assets	$ 203,743,921	$ 3,222,605	$ 0	$ 206,966,526

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$165,748,450
Gross unrealized appreciation on investments	55,045,313
Gross unrealized depreciation on investments	(13,827,237)
Net unrealized appreciation on investments	$ 41,218,076

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.77%
57,940	Air Liquide SA(a)	$ 6,868,952
78,313	Akzo Nobel NV(a)	5,093,447
24,691	Linde AG(a)	4,010,446
78,641	Rio Tinto PLC(a)	2,638,050
31,600	Shin-Etsu Chemical Co Ltd(a)	1,620,577
		20,231,472
Communications — 6.80%
19,805	Alibaba Group Holding Ltd Sponsored ADR(b)(c)	1,167,901
59,356	ProSiebenSat.1 Media AG(a)	2,913,541
538,104	Singapore Telecommunications Ltd(a)	1,362,003
355,111	Sky PLC(a)	5,612,825
445,381	WPP PLC(a)	9,265,615
		20,321,885
Consumer, Cyclical — 15.13%
621,078	Compass Group PLC(a)	9,910,957
34,306	Delphi Automotive PLC	2,608,628
149,200	Denso Corp(a)	6,319,944
8,260,400	Global Brands Group Holding Ltd(a)(b)	1,710,006
115,086	Hennes & Mauritz AB Class B(a)	4,204,826
1,695	Hermes International(a)	617,006
191,700	Honda Motor Co Ltd(a)	5,721,615
3,004,400	Li & Fung Ltd(a)	2,301,472
32,497	LVMH Moet Hennessy Louis Vuitton SE(a)	5,532,419
79,215	Yum! Brands Inc	6,333,239
		45,260,112
Consumer, Non-Cyclical — 32.29%
94,763	Bayer AG(a)	12,158,007
68,155	Beiersdorf AG(a)	6,041,359
80,208	Bureau Veritas SA(a)	1,693,223
21,837	Carlsberg A/S Class B(a)	1,677,986
109,414	Danone SA(a)	6,906,594
181,568	Diageo PLC(a)	4,876,779
15,541	Heineken NV(a)	1,258,340
128,300	Japan Tobacco Inc(a)	3,979,891
44,394	Loblaw Cos Ltd	2,285,734
5,510	L'Oreal SA(a)	957,721
34,586	Merck KGaA(a)	3,062,134
155,517	Nestle SA(a)	11,695,763
73,138	Novartis AG(a)	6,722,252
30,538	Pernod Ricard SA(a)	3,083,387
75,488	Randstad Holding NV(a)	4,512,004
81,004	Reckitt Benckiser Group PLC(a)	7,344,663
35,643	Roche Holding AG(a)	9,462,203
13,765	Sonova Holding AG(a)	1,772,493
168,900	Terumo Corp(a)	4,780,326
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,919	Valeant Pharmaceuticals International Inc(b)	$ 2,304,491
		96,575,350
Energy — 2.59%
157,714	BG Group PLC(a)	2,274,917
304,700	Inpex Corp(a)	2,724,243
102,136	Suncor Energy Inc	2,731,536
		7,730,696
Financial — 14.96%
1,207,800	AIA Group Ltd(a)	6,281,466
974,680	Barclays PLC(a)	3,606,337
384,300	DBS Group Holdings Ltd(a)	4,386,531
118,497	Element Financial Corp(b)	1,617,846
658,637	HSBC Holdings PLC(a)	4,968,057
385,668	ING Groep NV	5,451,488
191,348	Itau Unibanco Holding SA ADR	1,266,724
61,320	Julius Baer Group Ltd(a)	2,784,664
36,277	KBC Groep NV(a)	2,294,242
141,552	Prudential PLC(a)	2,985,174
169,264	Standard Chartered PLC(a)	1,642,436
403,843	UBS Group AG(a)	7,466,302
		44,751,267
Industrial — 12.57%
86,165	Canadian National Railway Co	4,890,726
20,200	FANUC Corp(a)	3,107,542
594,761	Hon Hai Precision Industry Co Ltd(a)	1,553,784
208,000	Hoya Corp(a)	6,812,395
10,190	Kuehne + Nagel International AG(a)	1,310,298
71,300	Kyocera Corp(a)	3,265,538
47,036	Legrand SA(a)	2,502,473
14,906	MTU Aero Engines AG(a)	1,247,946
127,722	Orica Ltd(a)(c)	1,355,576
287,301	Rolls-Royce Holdings PLC(a)	2,944,997
99,295	Schneider Electric SE(a)	5,560,456
200,578	Smiths Group PLC(a)	3,053,114
		37,604,845
Technology — 6.65%
75,914	Amadeus IT Holding SA Class A(a)	3,252,566
28,385	Check Point Software Technologies Ltd(b)	2,251,782
28,247	Dassault Systemes(a)	2,087,608
83,213	SAP SE(a)	5,390,875
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
332,511	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 6,899,603
		19,882,434
Utilities — 1.20%
222,655	GDF Suez(a)(b)	3,602,685
TOTAL COMMON STOCK — 98.96% (Cost $285,491,493)		$295,960,746
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.75%
$534,674	Undivided interest of 0.86% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $534,674 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(d)	534,674
534,674	Undivided interest of 0.86% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $534,674 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(d)	534,674
112,559	Undivided interest of 1.23% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $112,559 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(d)	112,559
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$534,674	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $534,674 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(d)
		$ 534,674
534,674	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $534,674 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(d)	534,674
SHORT TERM INVESTMENTS — 0.75% (Cost $2,251,255)		$ 2,251,255
TOTAL INVESTMENTS — 99.71% (Cost $287,742,748)		$298,212,001
OTHER ASSETS & LIABILITIES, NET — 0.29%		$ 858,647
TOTAL NET ASSETS — 100.00%		$299,070,648
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2015.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of September 30, 2015.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$ 63,732,549	21.37%
Switzerland	41,213,975	13.82
France	39,412,523	13.22
Japan	38,332,072	12.85
Germany	34,824,307	11.68
Netherlands	16,315,279	5.47
Canada	11,525,840	3.87
United States	10,888,986	3.65
Hong Kong	10,292,944	3.45
Taiwan	8,453,388	2.83
Singapore	5,748,535	1.93
Sweden	4,204,826	1.41
Spain	3,252,566	1.09
Belgium	2,294,242	0.77
Israel	2,251,782	0.76
Denmark	1,677,986	0.56
Australia	1,355,576	0.45
Brazil	1,266,724	0.43
China	1,167,901	0.39
Total	$298,212,001	100.00%

See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 39,809,697	$ 256,151,049	$ —	$ 295,960,746
Short Term Investments	—	2,251,255	—	2,251,255
Total Assets	$ 39,809,697	$ 258,402,304	$ 0	$ 298,212,001

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2015, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Consumer, Cyclical	$2,301,472	-
Financial	$7,466,302	$5,451,488
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$291,984,441
Gross unrealized appreciation on investments	36,354,750
Gross unrealized depreciation on investments	(30,127,190)
Net unrealized appreciation on investments	$ 6,227,560

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.30%
97,549	Brenntag AG(a)	$ 5,263,168
6,426	Givaudan SA(a)	10,456,154
163,055	Symrise AG(a)	9,824,644
		25,543,966
Communications — 7.11%
257,100	Fuji Media Holdings Inc(a)	2,995,874
990,400	KDDI Corp(a)	22,168,228
164,500	Nippon Television Holdings Inc(a)	2,657,729
785,385	TDC A/S(a)	4,050,495
1,598,712	Telefonaktiebolaget LM Ericsson Class B(a)	15,682,768
2,357,243	Vodafone Group PLC(a)	7,433,137
		54,988,231
Consumer, Cyclical — 3.70%
997,775	Compass Group PLC(a)	15,922,163
2,902,883	Esprit Holdings Ltd(a)(b)	2,161,762
33,200	Sankyo Co Ltd(a)	1,181,128
343,700	USS Co Ltd(a)	5,716,435
165,500	Yamaha Corp(a)	3,665,524
		28,647,012
Consumer, Non-Cyclical — 38.46%
107,188	Bayer AG(a)	13,752,124
2,717,762	Brambles Ltd(a)	18,669,667
260,203	British American Tobacco PLC(a)	14,354,874
443,024	Bunzl PLC(a)	11,881,436
413,044	Colgate-Palmolive Co	26,211,772
465,860	Danone SA(a)	29,406,710
604,718	GlaxoSmithKline PLC(a)	11,602,276
192,636	Heineken NV(a)	15,597,560
48,988	Intertek Group PLC(a)	1,807,034
109,000	Ito En Ltd(a)(b)	2,280,727
488,800	Japan Tobacco Inc(a)	15,162,672
446,900	Kao Corp(a)	20,258,355
67,400	Kobayashi Pharmaceutical Co Ltd(a)	5,083,532
31,800	Kose Corp(a)(c)	2,902,363
464,946	Nestle SA(a)	34,966,585
256,500	Nihon Kohden Corp(a)	4,251,764
122,644	Novartis AG(a)	11,272,441
313,665	Reckitt Benckiser Group PLC(a)	28,440,122
44,270	Roche Holding AG(a)	11,752,426
435,800	Santen Pharmaceutical Co Ltd(a)	5,850,880
220,800	Terumo Corp(a)	6,249,237
154,000	Toyo Suisan Kaisha Ltd(a)	5,838,456
		297,593,013
Energy — 0.68%
573,946	Cairn Energy PLC(a)(c)	1,218,186
Shares		Fair Value
Energy — (continued)
448,800	Inpex Corp(a)	$ 4,012,603
		5,230,789
Financial — 18.88%
359,911	Amlin PLC(a)	3,573,742
9,255,096	Bank of Ireland(a)(c)	3,618,684
405,000	Chiba Bank Ltd(a)(c)	2,875,940
537,000	Daiwa Securities Group Inc(a)	3,474,661
390,171	Deutsche Annington Immobilien SE(a)	12,558,122
332,091	Deutsche Wohnen AG(a)	8,881,645
740,274	DNB ASA(a)	9,634,200
25,591	Euler Hermes Group	2,373,429
31,359	Fairfax Financial Holdings Ltd	14,281,093
397,000	Hachijuni Bank Ltd(a)(c)	2,817,991
263,951	Hiscox Ltd(a)	3,763,085
940,474	HSBC Holdings PLC(a)	7,093,935
346,464	IG Group Holdings PLC(a)(c)	4,035,211
818,025	ING Groep NV	11,562,934
243,113	Jardine Lloyd Thompson Group PLC(a)	3,741,712
572,000	Joyo Bank Ltd(a)	3,013,388
53,723	Julius Baer Group Ltd(a)	2,439,669
50,449	Jyske Bank A/S(a)(c)	2,791,274
50,940	LEG Immobilien AG(a)	4,214,432
595,700	North Pacific Bank Ltd(a)	2,361,608
224,200	Sony Financial Holdings Inc(a)	3,679,780
191,700	Sumitomo Mitsui Financial Group Inc(a)	7,269,324
474,519	Svenska Handelsbanken AB Class A(a)	6,806,909
66,895	Sydbank A/S(a)	2,546,152
194,862	TAG Immobilien AG(a)(b)(c)	2,311,641
171,368	UBS Group AG(a)	3,168,274
417,009	UniCredit SpA(a)	2,599,731
35,096	Zurich Insurance Group AG(a)	8,616,288
		146,104,854
Industrial — 7.67%
1,788,259	Cobham PLC(a)	7,738,023
112,315	GEA Group AG(a)(c)	4,282,640
6,475	Geberit AG(a)	1,980,804
86,200	Glory Ltd(a)(b)	2,037,339
487,418	Halma PLC(a)	5,325,696
66,995	Hirose Electric Co Ltd(a)(c)	7,293,335
268,937	IMI PLC(a)	3,862,347
110,791	Legrand SA(a)	5,894,454
288,043	Orica Ltd(a)(b)	3,057,140
18,129	Schindler Holding AG(a)	2,604,174
98,089	Spectris PLC(a)	2,508,191
666,300	Yamato Holdings Co Ltd(a)	12,757,109
		59,341,252
Technology — 15.59%
79,382	Accenture PLC Class A	7,800,075
297,556	Amadeus IT Holding SA Class A(a)	12,748,908
290,573	Analog Devices Inc	16,391,223
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
62,082	ASM International NV(a)	$ 2,014,945
395,891	Cadence Design Systems Inc(c)	8,187,026
580,741	Computershare Ltd(a)	4,336,689
81,311	Dassault Systemes(a)	6,009,329
507,384	Infineon Technologies AG(a)	5,700,711
70,165	Neopost SA(a)	1,828,924
442,970	Nomura Research Institute Ltd(a)	17,004,394
341,141	NVIDIA Corp	8,409,126
106,100	Obic Co Ltd(a)	4,853,468
44,937	Synopsys Inc(c)	2,075,191
631,920	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	13,112,340
140,474	Texas Instruments Inc	6,956,272
76,435	Xilinx Inc	3,240,844
		120,669,465
TOTAL COMMON STOCK — 95.39% (Cost $672,874,934)		$738,118,582
PREFERRED STOCK
Consumer, Non-Cyclical — 2.32%
174,277	Henkel AG & Co KGaA(a)	17,949,828
TOTAL PREFERRED STOCK — 2.32% (Cost $14,503,728)		$ 17,949,828
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.41%
$10,945,000	Federal Home Loan Bank 0.03%, 10/21/2015	10,944,814
Repurchase Agreements — 0.80%
1,460,105	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,460,105 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(d)	1,460,105
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,460,105	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $1,460,105 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(d)	$1,460,105
307,372	Undivided interest of 3.36% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $307,372 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(d)	307,372
1,460,105	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $1,460,105 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(d)	1,460,105
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,460,105	Undivided interest of 3.86% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $1,460,105 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(d)
$ 1,460,105
6,147,792
SHORT TERM INVESTMENTS — 2.21% (Cost $17,092,606)	$ 17,092,606
TOTAL INVESTMENTS — 99.92% (Cost $704,471,268)	$773,161,016
OTHER ASSETS & LIABILITIES, NET — 0.08%	$ 655,963
TOTAL NET ASSETS — 100.00%	$773,816,979
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of September 30, 2015.
Country	Fair Value	Percentage of Fund Investments
Japan	$179,713,842	23.24%
United Kingdom	130,538,086	16.88
United States	88,564,060	11.45
Switzerland	87,256,816	11.28
Germany	84,738,955	10.96
France	45,512,845	5.89
Netherlands	29,175,439	3.77
Australia	26,063,496	3.37
Sweden	22,489,677	2.91
Canada	14,281,093	1.85
Taiwan	13,112,340	1.70
Spain	12,748,908	1.65
Ireland	11,418,760	1.48
Norway	9,634,200	1.25
Denmark	9,387,921	1.21
Bermuda	3,763,085	0.49
Italy	2,599,731	0.34
Hong Kong	2,161,762	0.28
Total	$773,161,016	100.00%

See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 120,601,325	$ 617,517,257	$ —	$ 738,118,582
Preferred Stock	—	17,949,828	—	17,949,828
Short Term Investments	—	17,092,606	—	17,092,606
Total Assets	$ 120,601,325	$ 652,559,691	$ 0	$ 773,161,016

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2015, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	3,741,712	13,936,363
Technology	1,828,924	-
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2015

Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$706,573,062
Gross unrealized appreciation on investments	112,275,743
Gross unrealized depreciation on investments	(45,687,789)
Net unrealized appreciation on investments	$ 66,587,954

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MONEY MARKET FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.01%
$ 29,753	Federal Home Loan Mortgage Corp(a) Series T20 Class A7 0.49%, 12/25/2029	$ 29,753
TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $29,753)		$ 29,753
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 7.36%
	International Bank for Reconstruction & Development
20,000,000	0.17%, 10/26/2015	19,997,745
2,955,000	0.20%, 11/05/2015	2,954,425
		22,952,170
U.S. Government Agency Bonds and Notes — 68.59%
	Federal Home Loan Bank
17,878,000	0.07%, 10/02/2015	17,877,964
1,400,000	0.10%, 10/05/2015	1,399,985
6,000,000	0.09%, 10/07/2015	5,999,909
10,000,000	0.08%, 10/13/2015	9,999,733
22,700,000	0.12%, 10/16/2015	22,698,886
8,658,000	0.12%, 10/20/2015	8,657,452
14,617,000	0.11%, 10/23/2015	14,616,059
6,055,000	0.15%, 10/28/2015	6,054,342
3,739,000	0.15%, 11/03/2015	3,738,486
11,337,000	0.09%, 11/13/2015	11,335,781
10,101,000	0.11%, 11/18/2015	10,099,519
13,175,000	0.18%, 11/23/2015	13,171,508
2,000,000	0.19%, 11/25/2015	1,999,419
7,000,000	0.19%, 11/27/2015	6,997,949
5,825,000	0.17%, 12/02/2015	5,823,294
7,275,000	0.16%, 12/07/2015	7,272,833
3,000,000	0.16%, 12/08/2015	2,999,093
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 2,591,000	0.21%, 12/09/2015	$ 2,589,957
8,000,000	0.21%, 12/10/2015	7,996,733
5,333,000	0.13%, 12/14/2015	5,331,575
	Federal Home Loan Mortgage Corp
20,000,000	0.08%, 10/01/2015	20,000,000
11,575,000	0.09%, 10/14/2015	11,574,636
9,000,000	0.12%, 12/03/2015	8,998,110
	Federal National Mortgage Association
3,600,000	0.09%, 10/16/2015	3,599,865
2,000,000	0.15%, 10/21/2015	1,999,833
1,000,000	0.17%, 12/14/2015	999,651
		213,832,572
Repurchase Agreements — 23.79%
74,176,000	Repurchase agreement (principal amount/value $74,176,000 with a maturity value of $74,176,103) with Bank of Montreal, 0.05%, dated 9/30/15, to be repurchased at $74,176,103 on 10/1/15 collateralized by a U.S. Treasury security, 3.63%, 8/15/19, with a value of $75,659,540.	74,176,000
SHORT TERM INVESTMENTS — 99.74% (Cost $310,960,742)		$310,960,742
TOTAL INVESTMENTS — 99.75% (Cost $310,990,495)		$310,990,495
OTHER ASSETS & LIABILITIES, NET — 0.25%		$ 789,173
TOTAL NET ASSETS — 100.00%		$311,779,668
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.39%
35,932	Ecolab Inc	$ 3,942,459
18,133	International Flavors & Fragrances Inc	1,872,413
22,074	LyondellBasell Industries NV Class A	1,840,089
14,627	Monsanto Co	1,248,268
14,187	PPG Industries Inc	1,244,058
11,960	Sherwin-Williams Co	2,664,449
		12,811,736
Communications — 17.24%
10,596	Amazon.com Inc(a)	5,423,986
1,379	Baidu Inc Sponsored ADR(a)	189,488
69,359	Comcast Corp Class A	3,945,140
86,852	Facebook Inc Class A(a)	7,807,995
6,696	Google Inc Class A(a)	4,274,526
16,420	Google Inc Class C(a)	9,990,256
36,887	Liberty Global PLC Class C(a)	1,513,105
5,808	LinkedIn Corp Class A(a)	1,104,275
32,525	Netflix Inc(a)	3,358,532
1,776	Priceline Group Inc(a)	2,196,663
4,614	Splunk Inc(a)	255,385
70,857	Time Warner Inc	4,871,419
53,137	Walt Disney Co	5,430,601
		50,361,371
Consumer, Cyclical — 17.22%
2,342	Chipotle Mexican Grill Inc(a)	1,686,826
14,428	Costco Wholesale Corp	2,085,856
81,940	CVS Health Corp	7,905,571
24,974	Delphi Automotive PLC	1,899,023
66,636	Delta Air Lines Inc	2,989,957
110,480	Home Depot Inc	12,759,335
19,319	Nike Inc Class B	2,375,657
10,194	O'Reilly Automotive Inc(a)	2,548,500
81,869	Ross Stores Inc	3,968,191
149,351	Starbucks Corp	8,489,111
9,703	Tesla Motors Inc(a)(b)	2,410,225
8,640	Walgreens Boots Alliance Inc	717,984
3,074	Whirlpool Corp	452,677
		50,288,913
Consumer, Non-Cyclical — 30.61%
4,241	Alexion Pharmaceuticals Inc(a)	663,250
14,413	Allergan PLC(a)	3,917,598
24,713	AmerisourceBergen Corp	2,347,488
315	Biogen Inc(a)	91,920
14,074	BioMarin Pharmaceutical Inc(a)	1,482,274
93,371	Celgene Corp(a)	10,099,941
59,678	Colgate-Palmolive Co	3,787,166
7,440	Constellation Brands Inc Class A	931,562
22,415	Estee Lauder Cos Inc Class A	1,808,442
39,979	Express Scripts Holding Co(a)	3,236,700
94,619	Gilead Sciences Inc	9,290,640
8,821	Illumina Inc(a)	1,550,908
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,436	Incyte Corp(a)	$ 1,703,054
25,361	Johnson & Johnson	2,367,449
2,594	Keurig Green Mountain Inc(b)	135,251
135,303	MasterCard Inc Class A	12,193,506
12,128	McKesson Corp	2,244,044
43,341	Medtronic PLC	2,901,247
7,941	Monster Beverage Corp(a)	1,073,147
23,305	Moody's Corp	2,288,551
49,573	PepsiCo Inc	4,674,734
12,821	Regeneron Pharmaceuticals Inc(a)	5,963,560
134,476	Reynolds American Inc	5,953,252
26,855	Valeant Pharmaceuticals International Inc(a)	4,790,395
37,589	Vertex Pharmaceuticals Inc(a)	3,914,518
		89,410,597
Energy — 1.74%
63,645	Cabot Oil & Gas Corp	1,391,280
16,228	Marathon Petroleum Corp	751,843
362	Pioneer Natural Resources Co	44,034
41,975	Schlumberger Ltd	2,895,016
		5,082,173
Financial — 4.14%
442	Affiliated Managers Group Inc(a)	75,578
2,235	Alliance Data Systems Corp(a)	578,820
2,028	BlackRock Inc Class A	603,269
17,398	Intercontinental Exchange Inc	4,088,356
42,432	TD Ameritrade Holding Corp	1,351,035
77,369	Visa Inc Class A	5,389,525
		12,086,583
Industrial — 8.51%
32,463	3M Co	4,602,279
24,219	Amphenol Corp Class A	1,234,200
17,784	Cummins Inc	1,930,987
23,657	Honeywell International Inc	2,240,081
8,337	Kansas City Southern	757,667
6,460	Northrop Grumman Corp	1,072,037
11,152	Precision Castparts Corp	2,561,726
5,404	Roper Technologies Inc	846,807
39,183	Thermo Fisher Scientific Inc	4,791,297
24,890	United Parcel Service Inc Class B	2,456,394
26,445	United Technologies Corp	2,353,341
		24,846,816
Technology — 14.06%
30,152	Adobe Systems Inc(a)	2,479,097
28,496	Analog Devices Inc	1,607,459
137,641	Apple Inc	15,181,802
2,993	ARM Holdings PLC Sponsored ADR	129,447
8,688	ASML Holding NV(b)	764,370
27,246	Avago Technologies Ltd	3,406,023
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
33,344	Cognizant Technology Solutions Corp Class A(a)	$ 2,087,668
119,363	EMC Corp	2,883,810
14,665	Micron Technology Inc(a)	219,682
156,547	Microsoft Corp	6,928,770
12,066	NXP Semiconductors NV(a)	1,050,587
35,379	QUALCOMM Inc	1,900,914
34,814	Salesforce.com Inc(a)	2,417,136
		41,056,765
TOTAL COMMON STOCK — 97.91% (Cost $231,607,022)		$285,944,954
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.45%
$314,570	Undivided interest of 0.51% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $314,570 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	314,570
314,570	Undivided interest of 0.51% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $314,570 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	314,570
66,220	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $66,220 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(c)	66,220
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$314,570	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $314,570 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(c)
		$ 314,570
314,570	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $314,570 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(c)	314,570
SHORT TERM INVESTMENTS — 0.45% (Cost $1,324,500)		$ 1,324,500
TOTAL INVESTMENTS — 98.36% (Cost $232,931,522)		$287,269,454
OTHER ASSETS & LIABILITIES, NET — 1.64%		$ 4,793,089
TOTAL NET ASSETS — 100.00%		$292,062,543
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 285,944,954	$ —	$ —	$ 285,944,954
Short Term Investments	—	1,324,500	—	1,324,500
Total Assets	$ 285,944,954	$ 1,324,500	$ 0	$ 287,269,454

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$233,225,352
Gross unrealized appreciation on investments	64,240,996
Gross unrealized depreciation on investments	(10,196,894)
Net unrealized appreciation on investments	$ 54,044,102

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.21%
5,000	American Vanguard Corp	$ 57,800
9,280	Calgon Carbon Corp	144,582
1,000	Innophos Holdings Inc	39,640
2,600	Innospec Inc	120,926
6,980	Ring Energy Inc(a)	68,893
8,210	Steel Dynamics Inc	141,048
		572,889
Communications — 7.85%
7,200	A10 Networks Inc(a)	43,128
6,700	CalAmp Corp(a)	107,803
11,001	Chegg Inc(a)	79,317
18,000	Cincinnati Bell Inc(a)	56,160
3,100	Cogent Communications Holdings Inc	84,196
2,800	Discovery Communications Inc Class A(a)	72,884
2,300	EchoStar Corp Class A(a)	98,969
15,852	Entravision Communications Corp	105,257
2,520	Etsy Inc(a)	34,499
2,247	Gigamon Inc(a)	44,963
9,500	Gray Television Inc(a)	121,220
13,800	Groupon Inc(a)	44,988
10,920	Houghton Mifflin Harcourt Co(a)	221,785
3,200	IDT Corp Class B	45,760
9,890	Infinera Corp(a)	193,449
4,300	Inteliquent Inc	96,019
4,100	Iridium Communications Inc(a)	25,215
7,200	Ixia (a)	104,328
5,890	Marketo Inc(a)	167,394
8,870	Media General Inc(a)	124,091
1,800	NeuStar Inc Class A(a)	48,978
2,000	Nexstar Broadcasting Group Inc	94,700
7,490	Pandora Media Inc(a)	159,837
4,096	Q2 Holdings Inc(a)	101,253
2,864	Rapid7 Inc(a)	65,156
17,133	Rubicon Project Inc(a)	248,943
24,317	Ruckus Wireless Inc(a)	288,886
8,800	ShoreTel Inc(a)	65,736
600	Shutterfly Inc(a)	21,450
1,246	Stamps.com Inc(a)	92,217
4,410	Textura Corp(a)	113,954
1,900	Ubiquiti Networks Inc	64,391
2,800	Web.com Group Inc(a)	59,024
6,840	West Corp	153,216
3,758	Wix.com Ltd(a)	65,464
6,140	Zendesk Inc(a)	121,019
1,140	Zillow Group Inc Class A(a)	32,752
2,320	Zillow Group Inc Class C(a)	62,640
		3,731,041
Consumer, Cyclical — 13.30%
1,152	American Woodmark Corp(a)	74,730
4,500	Ascena Retail Group Inc(a)	62,595
2,100	Beacon Roofing Supply Inc(a)	68,229
1,700	Big Lots Inc	81,464
Shares		Fair Value
Consumer, Cyclical — (continued)
1,672	BJ's Restaurants Inc(a)	$ 71,946
3,900	Bloomin' Brands Inc	70,902
950	Boot Barn Holdings Inc(a)	17,509
4,400	Brinker International Inc	231,748
1,300	Brunswick Corp	62,257
200	Buffalo Wild Wings Inc(a)	38,686
3,330	Burlington Stores Inc(a)	169,963
2,800	Caleres Inc	85,484
2,900	Carmike Cinemas Inc(a)	58,261
1,200	Cedar Fair LP	63,132
7,390	Chico's FAS Inc	116,245
700	Children's Place Inc	40,369
4,362	Chuy's Holdings Inc(a)	123,881
1,700	Conn's Inc(a)	40,868
2,300	Cooper Tire & Rubber Co	90,873
1,100	Cooper-Standard Holding Inc(a)	63,800
6,010	Copart Inc(a)	197,729
800	Deckers Outdoor Corp(a)	46,448
4,440	Dick's Sporting Goods Inc	220,268
800	Dillard's Inc Class A	69,912
2,000	DSW Inc Class A	50,620
1,400	Eros International PLC(a)	38,066
2,500	Ethan Allen Interiors Inc	66,025
3,800	Express Inc(a)	67,906
1,800	Five Below Inc(a)	60,444
8,890	Freshpet Inc(a)	93,345
1,000	G&K Services Inc Class A	66,620
800	G-III Apparel Group Ltd(a)	49,328
4,900	Gentherm Inc(a)	220,108
1,557	Habit Restaurants Inc Class A(a)	33,335
1,300	iRobot Corp(a)	37,882
7,030	Kate Spade & Co(a)	134,343
11,990	Krispy Kreme Doughnuts Inc(a)	175,414
2,835	LGI Homes Inc(a)	77,084
9,330	Lions Gate Entertainment Corp	343,344
11,731	Malibu Boats Inc Class A(a)	163,999
3,500	Marcus Corp	67,690
1,300	MarineMax Inc(a)	18,369
3,200	MCBC Holdings Inc(a)	41,472
1,700	Men's Wearhouse Inc	72,284
4,850	Mobile Mini Inc	149,331
4,200	National CineMedia Inc	56,364
1,100	Oxford Industries Inc	81,268
1,400	Papa John's International Inc	95,872
11,080	Party City Holdco Inc(a)	176,948
3,400	Penn National Gaming Inc(a)	57,052
4,500	Regal Entertainment Group Class A	84,105
1,228	Rentrak Corp(a)	66,398
2,100	Sally Beauty Holdings Inc(a)	49,875
1,500	Scotts Miracle-Gro Co Class A	91,230
12,004	Sequential Brands Group Inc(a)	173,698
1,270	Skechers U.S.A. Inc Class A(a)	170,282
2,500	Sonic Corp	57,375
2,795	Sportsman's Warehouse Holdings Inc(a)	34,434
1,600	Steven Madden Ltd(a)	58,592
600	Vail Resorts Inc	62,808
1,500	Visteon Corp(a)	151,860
22,330	Wabash National Corp	236,475
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
6,610	William Lyon Homes Class A(a)	$ 136,166
2,300	Wolverine World Wide Inc	49,772
5,900	Zoe's Kitchen Inc(a)	232,991
		6,317,873
Consumer, Non-Cyclical — 33.79%
2,700	ACADIA Pharmaceuticals Inc(a)	89,289
1,034	Acceleron Pharma Inc(a)	25,747
24,770	Accuray Inc(a)	123,726
1,487	Adaptimmune Therapeutics PLC Sponsored ADR(a)	17,799
2,460	Adeptus Health Inc Class A(a)	198,670
3,960	Akorn Inc(a)	112,880
3,300	Alere Inc(a)	158,895
700	Alkermes PLC(a)	41,069
1,580	Alnylam Pharmaceuticals Inc(a)	126,969
5,200	AMAG Pharmaceuticals Inc(a)	206,596
4,468	Amicus Therapeutics Inc(a)	62,507
8,440	AMN Healthcare Services Inc(a)	253,284
1,400	Amsurg Corp(a)	108,794
300	Anacor Pharmaceuticals Inc(a)	35,313
2,140	Analogic Corp	175,566
1,100	Andersons Inc	37,466
2,800	Applied Genetic Technologies Corp(a)	36,792
4,500	Aratana Therapeutics Inc(a)	38,070
3,200	Ardelyx Inc(a)	55,296
14,800	ARIAD Pharmaceuticals Inc(a)	86,432
15,113	AtriCure Inc(a)	331,126
4,631	aTyr Pharma Inc(a)	47,514
2,100	Avis Budget Group Inc(a)	91,728
800	Barrett Business Services Inc	34,344
2,347	BioCryst Pharmaceuticals Inc(a)	26,756
1,400	BioSpecifics Technologies Corp(a)	60,956
3,527	Blueprint Medicines Corp(a)	75,266
1,700	Bright Horizons Family Solutions Inc(a)	109,208
1,727	Calavo Growers Inc	77,093
1,200	Cal-Maine Foods Inc	65,532
2,300	Cambrex Corp(a)	91,264
7,240	Capital Senior Living Corp(a)	145,162
1,200	Carbylan Therapeutics Inc(a)	4,284
21,860	Cardiome Pharma Corp(a)	184,498
1,700	Cardtronics Inc(a)	55,590
2,300	Catalent Inc(a)	55,890
900	CEB Inc	61,506
10,570	Celldex Therapeutics Inc(a)	111,408
3,330	Cempra Inc(a)	92,707
1,300	Centene Corp(a)	70,499
7,230	Cepheid Inc(a)	326,796
26,980	Cerus Corp(a)	122,489
2,176	Chefs' Warehouse Inc(a)	30,812
1,300	Chemed Corp	173,511
500	Chiasma Inc(a)	9,940
800	Chimerix Inc(a)	30,560
3,418	Coherus Biosciences Inc(a)	68,497
1,300	CONMED Corp	62,062
4,200	Coty Inc Class A	113,652
2,000	Depomed Inc(a)	37,700
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,020	DexCom Inc(a)	$345,157
3,300	Dyax Corp(a)	62,997
7,277	Dynavax Technologies Corp(a)	178,578
400	Eagle Pharmaceuticals Inc(a)	29,612
2,100	Emergent BioSolutions Inc(a)	59,829
1,600	Enanta Pharmaceuticals Inc(a)	57,824
15,833	Endologix Inc(a)	194,113
3,740	Ensign Group Inc	159,436
4,751	Entellus Medical Inc(a)	85,613
1,565	Epizyme Inc(a)	20,126
6,280	Exact Sciences Corp(a)	112,977
1,800	Farmer Bros Co(a)	49,050
3,685	Five Prime Therapeutics Inc(a)	56,712
4,820	Flexion Therapeutics Inc(a)	71,625
1,032	Foundation Medicine Inc(a)	19,040
2,899	Glaukos Corp(a)	70,127
817	Global Blood Therapeutics Inc(a)	34,445
3,200	Globus Medical Inc Class A(a)	66,112
1,800	Grand Canyon Education Inc(a)	68,382
2,000	Greatbatch Inc(a)	112,840
2,100	Halozyme Therapeutics Inc(a)	28,203
1,100	Health Net Inc(a)	66,242
14,220	HealthEquity Inc(a)	420,201
2,400	HealthSouth Corp	92,088
1,200	Heartland Payment Systems Inc	75,612
1,800	Hill-Rom Holdings Inc	93,582
3,830	ICON PLC(a)	271,815
1,500	ICU Medical Inc(a)	164,250
1,701	Ignyta Inc(a)	14,935
2,100	Immune Design Corp(a)	25,620
900	Impax Laboratories Inc(a)	31,689
2,900	Infinity Pharmaceuticals Inc(a)	24,505
6,099	Inogen Inc(a)	296,106
3,300	Inotek Pharmaceuticals Corp(a)	31,020
1,300	Insulet Corp(a)	33,683
3,700	Insys Therapeutics Inc(a)	105,302
3,247	Intersect ENT Inc(a)	75,980
1,771	Intra-Cellular Therapies Inc(a)	70,911
1,960	Intrexon Corp(a)	62,328
800	Isis Pharmaceuticals Inc(a)	32,336
2,500	Jazz Pharmaceuticals PLC(a)	332,025
2,100	John B Sanfilippo & Son Inc	107,646
1,780	K2M Group Holdings Inc(a)	33,108
8,330	KAR Auction Services Inc	295,715
3,100	Kforce Inc	81,468
1,700	Korn/Ferry International	56,219
1,700	Landauer Inc	62,883
3,000	Lannett Co Inc(a)	124,560
6,740	LDR Holding Corp(a)	232,732
1,113	Lendingtree Inc(a)	103,542
4,100	LifeLock Inc(a)	35,916
2,150	LifePoint Health Inc(a)	152,435
600	Ligand Pharmaceuticals Inc(a)	51,390
2,500	Live Nation Entertainment Inc(a)	60,100
771	MacroGenics Inc(a)	16,515
7,800	Merrimack Pharmaceuticals Inc(a)	66,378
7,000	MiMedx Group Inc(a)	67,550
400	Molina Healthcare Inc(a)	27,540
3,830	Monro Muffler Brake Inc	258,716
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,600	Monster Worldwide Inc(a)	$ 93,732
1,400	Myriad Genetics Inc(a)	52,472
3,200	Neurocrine Biosciences Inc(a)	127,328
4,850	Nevro Corp(a)	224,991
3,404	Nivalis Therapeutics Inc(a)	44,150
3,900	Novavax Inc(a)	27,573
2,200	Nutraceutical International Corp(a)	51,942
5,369	NxStage Medical Inc(a)	84,669
9,110	On Assignment Inc(a)	336,159
5,800	OncoMed Pharmaceuticals Inc(a)	96,222
1,700	Ophthotech Corp(a)	68,884
6,300	OraSure Technologies Inc(a)	27,972
8,930	Patriot National Inc(a)	141,362
3,719	Paylocity Holding Corp(a)	111,533
2,100	Pinnacle Foods Inc	87,948
3,850	Portola Pharmaceuticals Inc(a)	164,087
9,400	POZEN Inc(a)	54,849
2,000	Prestige Brands Holdings Inc(a)	90,320
3,700	Prothena Corp PLC(a)	167,758
1,300	Providence Service Corp(a)	56,654
1,400	PTC Therapeutics Inc(a)	37,380
1,730	Radius Health Inc(a)	119,906
10,300	RadNet Inc(a)	57,165
6,880	Repligen Corp(a)	191,608
2,979	Retrophin Inc(a)	60,355
2,637	Revance Therapeutics Inc(a)	78,477
6,300	Rockwell Medical Inc(a)	48,573
6,470	RPX Corp(a)	88,768
700	Sage Therapeutics Inc(a)	29,624
1,061	Sarepta Therapeutics Inc(a)	34,069
5,600	Select Medical Holdings Corp	60,424
891	Seres Therapeutics Inc(a)	26,409
800	Sientra Inc(a)	8,120
2,400	Sotheby's	76,752
798	Spark Therapeutics Inc(a)	33,301
11,400	Spectranetics Corp(a)	134,406
5,900	STAAR Surgical Co(a)	45,784
900	STERIS Corp	58,473
5,000	Sucampo Pharmaceuticals Inc Class A(a)	99,350
3,100	Supernus Pharmaceuticals Inc(a)	43,493
2,300	Surgical Care Affiliates Inc(a)	75,187
11,491	Synergy Pharmaceuticals Inc(a)	60,902
1,000	Team Health Holdings Inc(a)	54,030
7,550	Teladoc Inc(a)	168,290
4,240	TESARO Inc(a)	170,024
3,179	TG Therapeutics Inc(a)	32,044
8,100	Threshold Pharmaceuticals Inc(a)	32,967
20,500	TransEnterix Inc(a)	46,330
4,200	Trevena Inc(a)	43,470
11,760	TrueBlue Inc(a)	264,247
3,179	uniQure NV(a)	65,011
4,400	Vantiv Inc Class A(a)	197,648
700	WellCare Health Plans Inc(a)	60,326
1,800	West Pharmaceutical Services Inc	97,416
2,760	WhiteWave Foods Co Class A(a)	110,814
3,224	Xencor Inc(a)	39,430
2,123	Zafgen Inc(a)	67,830
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,095	Zeltiq Aesthetics Inc(a)	$ 227,253
		16,053,212
Energy — 1.88%
11,600	Callon Petroleum Co(a)	84,564
2,100	Delek US Holdings Inc	58,170
2,890	Diamondback Energy Inc(a)	186,694
4,500	EP Energy Corp Class A(a)	23,175
10,470	Flotek Industries Inc(a)	174,849
1,000	Gulfport Energy Corp(a)	29,680
2,900	Matrix Service Co(a)	65,163
9,090	Memorial Resource Development Corp(a)	159,802
1,100	REX American Resources Corp(a)	55,682
1,000	SM Energy Co	32,040
1,600	Whiting Petroleum Corp(a)	24,432
		894,251
Financial — 8.35%
1,600	AmTrust Financial Services Inc	100,768
4,260	Argo Group International Holdings Ltd	241,074
500	BofI Holding Inc(a)	64,415
3,409	Cardinal Financial Corp	78,441
5,200	Communications Sales & Leasing Inc REIT	93,080
11,152	Cowen Group Inc Class A(a)	50,853
3,200	Customers Bancorp Inc(a)	82,240
4,200	Employers Holdings Inc	93,618
2,000	Encore Capital Group Inc(a)	74,000
11,340	Essent Group Ltd(a)	281,799
5,400	Evercore Partners Inc Class A	271,296
2,600	FCB Financial Holdings Inc Class A(a)	84,812
3,800	Federated National Holding Co(a)	91,276
1,700	First NBC Bank Holding Co(a)	59,568
1,800	HCI Group Inc	69,786
4,100	Heritage Insurance Holdings(a)	80,893
3,300	HomeStreet Inc(a)	76,230
3,925	Live Oak Bancshares Inc	77,087
5,000	LPL Financial Holdings Inc	198,850
1,300	National Health Investors Inc REIT	74,737
2,500	Omega Healthcare Investors Inc REIT	87,875
1,700	PRA Group Inc(a)	89,964
4,820	QTS Realty Trust Inc Class A	210,586
2,200	RE/MAX Holdings Inc Class A	79,156
3,000	Renasant Corp	98,550
4,794	ServisFirst Bancshares Inc	199,095
1,240	Signature Bank(a)	170,574
4,480	Stifel Financial Corp(a)	188,608
2,100	SVB Financial Group(a)	242,634
5,900	United Insurance Holdings Corp	77,585
7,750	Virtu Financial Inc Class A	177,630
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,010	Virtus Investment Partners Inc	$ 101,505
		3,968,585
Industrial — 9.98%
3,300	Advanced Energy Industries Inc(a)	86,790
2,000	Altra Industrial Motion Corp	46,240
3,550	AO Smith Corp	231,424
4,157	Applied Optoelectronics Inc(a)	78,068
2,500	Argan Inc	86,700
3,100	Astronics Corp(a)	125,333
1,600	AZZ Inc	77,904
6,830	Boise Cascade Co(a)	172,253
8,511	Builders FirstSource Inc(a)	107,919
600	CaesarStone Sdot-Yam Ltd	18,240
900	Chicago Bridge & Iron Co NV	35,694
7,120	Comfort Systems USA Inc	194,091
4,800	Continental Building Products Inc(a)	98,592
2,100	Cubic Corp	88,074
885	Echo Global Logistics Inc(a)	17,346
1,900	EnerSys	101,802
1,640	Esterline Technologies Corp(a)	117,900
8,480	GasLog Ltd	81,578
2,450	Genesee & Wyoming Inc Class A(a)	144,746
5,670	Hornbeck Offshore Services Inc(a)	76,715
5,620	Hub Group Inc Class A(a)	204,624
7,150	IMAX Corp(a)	241,598
4,793	Imprivata Inc(a)	85,172
2,800	Jabil Circuit Inc	62,636
1,500	Kadant Inc	58,515
4,600	MasTec Inc(a)	72,818
1,400	Matson Inc	53,886
1,300	MSA Safety Inc	51,961
12,180	NCI Building Systems Inc(a)	128,743
3,350	OSI Systems Inc(a)	257,816
2,300	Patrick Industries Inc(a)	90,827
22,680	PGT Inc(a)	278,510
2,000	Plexus Corp(a)	77,160
5,660	Roadrunner Transportation Systems Inc(a)	104,144
7,118	Smith & Wesson Holding Corp(a)	120,081
1,500	Standex International Corp	113,025
13,330	Swift Transportation Co(a)	200,217
2,700	Tetra Tech Inc	65,637
1,000	Trex Company Inc(a)	33,330
2,600	Trinseo SA(a)	65,650
1,000	Triumph Group Inc	42,080
2,400	US Concrete Inc(a)	114,696
2,462	US Ecology Inc	107,466
2,100	Woodward Inc	85,470
1,700	XPO Logistics Inc(a)	40,511
		4,743,982
Technology — 18.61%
10,533	2U Inc(a)	378,135
Shares		Fair Value
Technology — (continued)
12,500	Acxiom Corp(a)	$247,000
1,200	Ambarella Inc(a)	69,348
13,111	Apigee Corp(a)	138,321
23,990	Applied Micro Circuits Corp(a)	127,387
2,000	Aspen Technology Inc(a)	75,820
3,700	AVG Technologies NV(a)	80,475
2,500	Barracuda Networks Inc(a)	38,950
8,942	Benefitfocus Inc(a)	279,437
1,700	Blackbaud Inc	95,404
5,640	Bottomline Technologies (DE) Inc(a)	141,056
3,189	BroadSoft Inc(a)	95,542
5,400	Brocade Communications Systems Inc	56,052
14,100	Cadence Design Systems Inc(a)	291,588
7,433	Callidus Software Inc(a)	126,287
900	Cavium Inc(a)	55,233
5,400	CEVA Inc(a)	100,278
2,000	Constant Contact Inc(a)	48,480
7,750	Cornerstone OnDemand Inc(a)	255,750
2,000	CSG Systems International Inc	61,600
2,924	Cvent Inc(a)	98,422
29,070	Cypress Semiconductor Corp	247,676
6,500	DSP Group Inc(a)	59,215
2,600	Engility Holdings Inc	67,028
10,820	Everyday Health Inc(a)	98,895
12,636	Evolent Health Inc Class A(a)	201,670
3,400	Fairchild Semiconductor International Inc(a)	47,736
20,100	FormFactor Inc(a)	136,278
2,442	Globant SA(a)	74,701
33,342	Glu Mobile Inc(a)	145,704
4,248	Hortonworks Inc(a)	92,989
9,500	inContact Inc(a)	71,345
6,115	Inphi Corp(a)	147,005
2,000	Integrated Device Technology Inc(a)	40,600
3,500	Intersil Corp Class A	40,950
10,400	Lattice Semiconductor Corp(a)	40,040
1,422	Luxoft Holding Inc(a)	89,998
1,400	Manhattan Associates Inc(a)	87,220
9,327	Materialise NV ADR(a)	71,725
4,880	MAXIMUS Inc	290,653
6,124	MaxLinear Inc Class A(a)	76,183
2,490	Medidata Solutions Inc(a)	104,854
1,700	Mellanox Technologies Ltd(a)	64,243
4,400	Mentor Graphics Corp	108,372
8,510	Microsemi Corp(a)	279,298
5,800	MobileIron Inc(a)	17,980
1,200	Monolithic Power Systems Inc	61,440
800	MTS Systems Corp	48,088
7,790	Nanometrics Inc(a)	94,571
700	NetScout Systems Inc(a)	24,759
1,700	Nimble Storage Inc(a)	41,004
8,400	ON Semiconductor Corp(a)	78,960
1,400	Power Integrations Inc	59,038
1,400	Proofpoint Inc(a)	84,448
2,200	PROS Holdings Inc(a)	48,708
5,850	PTC Inc(a)	185,679
3,900	QAD Inc Class A	99,840
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
7,640	Qlik Technologies Inc(a)	$ 278,478
11,300	QLogic Corp(a)	115,825
1,000	Qualys Inc(a)	28,460
2,800	Rackspace Hosting Inc(a)	69,104
9,930	Radware Ltd(a)	161,462
1,100	Semtech Corp(a)	16,610
800	Silicon Laboratories Inc(a)	33,232
6,144	Silicon Motion Technology Corp	167,793
7,672	Silver Spring Networks Inc(a)	98,815
6,650	SS&C Technologies Holdings Inc	465,766
1,258	Super Micro Computer Inc(a)	34,293
1,100	Synaptics Inc(a)	90,706
4,780	Synchronoss Technologies Inc(a)	156,784
800	SYNNEX Corp	68,048
10,760	Teradyne Inc	193,788
900	Tyler Technologies Inc(a)	134,379
730	Ultimate Software Group Inc(a)	130,677
2,500	Veeva Systems Inc Class A(a)	58,525
2,500	VeriFone Systems Inc(a)	69,325
1,900	Verint Systems Inc(a)	81,985
		8,843,513
Utilities — 0.27%
6,160	Dynegy Inc(a)	127,327
TOTAL COMMON STOCK — 95.24% (Cost $49,217,064)		$45,252,673
EXCHANGE TRADED FUNDS
3,700	iShares Russell 2000 Growth ETF	495,689

EXCHANGE TRADED FUNDS — 1.04% (Cost $490,718)		$ 495,689
TOTAL INVESTMENTS — 96.28% (Cost $49,707,782)		$45,748,362
OTHER ASSETS & LIABILITIES, NET — 3.72%		$ 1,769,289
TOTAL NET ASSETS — 100.00%		$47,517,651
(a)	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

September 30, 2015

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$49,737,453
Gross unrealized appreciation on investments	386,185
Gross unrealized depreciation on investments	(4,375,276)
Net unrealized depreciation on investments	$ (3,989,091)

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Consumer, Cyclical — 0.20%
$ 640,000	WESCO International Inc 6.00%, 09/15/2029	$ 1,059,600
Financial — 0.37%
1,806,000	MGIC Investment Corp 5.00%, 05/01/2017	1,912,103
TOTAL CONVERTIBLE BONDS — 0.57% (Cost $2,518,292)		$ 2,971,703
Shares
COMMON STOCK
Basic Materials — 2.05%
35,700	Air Products & Chemicals Inc	4,554,606
81,700	Dow Chemical Co	3,464,080
57,100	EI du Pont de Nemours & Co	2,752,220
		10,770,906
Communications — 10.53%
144,200	AT&T Inc	4,698,036
62,800	CBS Corp Class B	2,505,720
66,800	CenturyLink Inc	1,678,016
158,950	Cisco Systems Inc	4,172,438
173,150	Comcast Corp Class A(a)	9,911,106
10,729	Google Inc Class C(b)	6,527,738
76,800	Liberty Global PLC Class C(b)	3,150,336
75,400	Symantec Corp	1,468,038
27,500	Time Warner Cable Inc	4,932,675
80,010	Time Warner Inc	5,500,687
161,356	Verizon Communications Inc	7,020,600
118,981	Vodafone Group PLC Sponsored ADR	3,776,457
		55,341,847
Consumer, Cyclical — 7.67%
124,500	American Airlines Group Inc	4,834,335
81,600	CVS Health Corp	7,872,768
72,300	Delphi Automotive PLC	5,497,692
69,500	Gaming & Leisure Properties Inc REIT	2,064,150
67,500	Gap Inc	1,923,750
127,000	General Motors Co	3,812,540
200,316	Hilton Worldwide Holdings Inc	4,595,249
65,000	Macy's Inc	3,335,800
43,300	Michael Kors Holdings Ltd(b)	1,828,992
108,100	PulteGroup Inc	2,039,847
32,900	Tiffany & Co	2,540,538
		40,345,661
Consumer, Non-Cyclical — 20.25%
201,200	AstraZeneca PLC Sponsored ADR	6,402,184
298,300	Boston Scientific Corp(b)	4,895,103
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
86,100	Cigna Corp	$ 11,625,222
93,900	Coca-Cola Enterprises Inc	4,540,065
325,482	Coty Inc Class A(a)	8,807,543
49,800	Danaher Corp	4,243,458
53,200	Dr Pepper Snapple Group Inc	4,205,460
46,800	Edgewell Personal Care Co	3,818,880
180,300	Eli Lilly & Co	15,089,307
34,426	JM Smucker Co	3,927,662
107,830	Johnson & Johnson	10,065,931
26,900	Kimberly-Clark Corp	2,933,176
30,400	Kraft Foods Group Inc	2,145,632
54,859	Medtronic PLC	3,672,261
100,200	Merck & Co Inc	4,948,878
138,328	Pfizer Inc	4,344,882
82,950	Philip Morris International Inc	6,580,424
36,500	UnitedHealth Group Inc	4,234,365
		106,480,433
Energy — 8.91%
79,600	Anadarko Petroleum Corp	4,807,044
71,100	Baker Hughes Inc	3,700,044
38,200	EOG Resources Inc	2,780,960
144,400	Exxon Mobil Corp	10,736,140
34,600	Halliburton Co	1,223,110
385,400	Marathon Oil Corp	5,935,160
43,200	National Oilwell Varco Inc	1,626,480
97,800	QEP Resources Inc	1,225,434
136,803	Royal Dutch Shell PLC Sponsored ADR(a)	6,483,094
75,787	Total SA(c)	3,399,624
82,000	Valero Energy Corp	4,928,200
		46,845,290
Financial — 21.23%
46,100	American Express Co	3,417,393
117,200	American International Group Inc	6,659,304
25,600	American Tower Corp REIT	2,252,288
155,600	Assured Guaranty Ltd	3,890,000
285,100	Bank of America Corp	4,441,858
35,100	Boston Properties Inc REIT	4,155,840
171,400	Charles Schwab Corp	4,895,184
219,653	Citigroup Inc	10,896,985
27,700	CME Group Inc	2,568,898
57,000	Equity LifeStyle Properties Inc REIT	3,338,490
21,300	Federal Realty Investment Trust REIT	2,906,385
355,400	Genworth Financial Inc Class A(b)	1,641,948
19,800	Goldman Sachs Group Inc	3,440,448
95,000	Hartford Financial Services Group Inc	4,349,100
68,300	Invesco Ltd	2,133,009
189,800	JPMorgan Chase & Co	11,572,106
310,400	KeyCorp	4,038,304
108,730	MetLife Inc	5,126,620
452,183	MFA Financial Inc REIT	3,079,366
91,172	Oportun Financial Corp(c)	234,312
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
250,139	Radian Group Inc	$ 3,979,711
399,900	Regions Financial Corp	3,603,099
105,320	State Street Corp	7,078,557
203,110	Wells Fargo & Co	10,429,699
36,600	Willis Group Holdings PLC	1,499,502
		111,628,406
Industrial — 11.77%
96,800	Agilent Technologies Inc	3,323,144
33,400	General Dynamics Corp	4,607,530
143,000	General Electric Co	3,606,460
58,000	Honeywell International Inc	5,492,020
56,960	L-3 Communications Holdings Inc	5,953,459
84,110	Northrop Grumman Corp	13,958,055
61,300	Oshkosh Corp	2,227,029
51,300	Packaging Corp of America	3,086,208
78,500	Sealed Air Corp	3,680,080
124,470	Tyco International PLC	4,164,766
51,800	Union Pacific Corp	4,579,638
47,800	United Technologies Corp	4,253,722
56,862	Westrock Co	2,924,981
		61,857,092
Technology — 8.51%
65,400	Apple Inc	7,213,620
62,400	Computer Sciences Corp	3,830,112
184,400	EMC Corp	4,455,104
44,800	Fidelity National Information Services Inc	3,005,184
179,100	Intel Corp	5,398,074
116,900	Microsoft Corp	5,173,994
54,811	NXP Semiconductors NV(b)	4,772,394
53,800	QUALCOMM Inc	2,890,674
31,828	SanDisk Corp	1,729,215
59,300	Seagate Technology PLC(a)	2,656,640
72,600	Texas Instruments Inc	3,595,152
		44,720,163
Utilities — 5.03%
23,000	Ameren Corp	972,210
51,200	American Electric Power Co Inc	2,911,232
187,538	Calpine Corp(b)	2,738,055
59,800	Edison International	3,771,586
156,600	Exelon Corp	4,651,020
31,400	NextEra Energy Inc	3,063,070
145,400	NRG Energy Inc	2,159,190
54,100	PG&E Corp	2,856,480
101,362	PPL Corp	3,333,796
		26,456,639
TOTAL COMMON STOCK — 95.95% (Cost $452,978,122)		$504,446,437
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.23%
1,257	Allergan PLC Series A, 5.50%	$1,182,365
Financial — 0.48%
11,777	American Tower Corp, 5.50%	1,152,674
249	Oportun Financial Corp Series A-1, 0.00%(b)(c)	640
4,308	Oportun Financial Corp Series B-1, 0.00%(b)(c)	12,235
6,261	Oportun Financial Corp Series C-1, 0.00%(b)(c)	28,675
9,082	Oportun Financial Corp Series D-1, 0.00%(b)(c)	41,596
4,722	Oportun Financial Corp Series E-1, 0.00%(b)(c)	23,327
10,190	Oportun Financial Corp Series F, 0.00%(b)(c)	70,413
77,015	Oportun Financial Corp Series F-1, 0.00%(b)(c)	197,928
97,385	Oportun Financial Corp Series G-1, 0.00%(b)(c)	250,279
300,220	Oportun Financial Corp Series H, 0.00%(b)(c)	769,344
		2,547,111
TOTAL CONVERTIBLE PREFERRED STOCK — 0.71% (Cost $3,983,115)		$3,729,476
PREFERRED STOCK
Basic Materials — 0.53%
78,316	Alcoa Inc(a)	2,640,722
18,499	ArcelorMittal	153,194
		2,793,916
Communications — 0.11%
5,926	Frontier Communications Corp	554,451
TOTAL PREFERRED STOCK — 0.64% (Cost $4,972,212)		$3,348,367
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.19%
$3,986,775	Undivided interest of 13.90% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $3,986,775 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(d)	3,986,775
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,986,775	Undivided interest of 22.83% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $3,986,775 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(d)	$3,986,775
3,986,775	Undivided interest of 6.44% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $3,986,775 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(d)	3,986,775
3,986,775	Undivided interest of 6.44% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $3,986,775 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(d)	3,986,775
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$839,284	Undivided interest of 9.18% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $839,284 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(d)
$ 839,284
SHORT TERM INVESTMENTS — 3.19% (Cost $16,786,384)	$ 16,786,384
TOTAL INVESTMENTS — 101.06% (Cost $481,238,125)	$531,282,367
OTHER ASSETS & LIABILITIES, NET — (1.06)%	$ (5,565,045)
TOTAL NET ASSETS — 100.00%	$525,717,322
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.

September 30, 2015

Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$ —	$ 2,971,703	$ —	$ 2,971,703
Common Stock	500,812,501	3,399,624	234,312	504,446,437
Convertible Preferred Stock	1,182,365	1,152,674	1,394,437	3,729,476
Preferred Stock	—	3,348,367	—	3,348,367
Short Term Investments	—	16,786,384	—	16,786,384
Total Assets	$ 501,994,866	$ 27,658,752	$ 1,628,749	$ 531,282,367

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$481,775,168
Gross unrealized appreciation on investments	92,674,056
Gross unrealized depreciation on investments	(43,166,857)
Net unrealized appreciation on investments	$ 49,507,199

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 773,019	Academy Ltd(b) 5.00%, 07/01/2022	$ 768,295
683,288	Air Medical Group Holdings Inc(b) 4.50%, 04/28/2022	673,465
255,000	Amag Pharmaceuticals Inc(b)(c) 4.75%, 08/17/2021	252,450
248,750	American Tire Distributors Inc(b) 5.25%, 09/01/2021	248,232
605,000	Asurion Corp(b) 8.50%, 03/03/2021	544,349
894,455	Avaya Inc(b) 6.25%, 05/29/2020	690,967
380,000	Builders Firstsource Inc(b) 6.00%, 07/29/2022	376,913
	Caesars Entertainment Operating Co(b)
1,316,109	11.00%, 03/01/2017	1,224,686
194,025	11.50%, 01/28/2018	175,229
1,185,000	Caesars Growth Properties Holdings LLC(b) 6.25%, 05/07/2021	1,033,912
517,125	CEC Entertainment Inc(b) 4.00%, 02/14/2021	501,180
438,030	CPG International(b) 4.75%, 09/30/2020	432,920
250,000	Del Monte Corp(b) 8.25%, 08/18/2021	222,083
170,999	DPX Holdings BV(b) 4.25%, 03/11/2021	168,050
825,000	Fieldwood Energy(b) 8.38%, 09/30/2020	231,000
218,271	Gates Global TLB(b) 4.25%, 07/05/2021	206,675
570,549	Getty Images Inc(b) 4.75%, 10/18/2019	369,193
303,000	iHeartcommunications Inc(b) 6.95%, 01/30/2019	250,543
39,815	iStar Financial Inc(b) 7.00%, 03/19/2017	40,611
625,000	J Crew Group(b) 4.00%, 03/05/2021	482,422
1,095,874	JC Penney Co Inc(b) 5.00%, 06/20/2019	1,091,569
350,000	Jeld-Wen (b) 5.00%, 07/01/2022	348,833
550,000	Navistar Inc(b) 6.50%, 08/06/2020	535,563
483,324	Neiman Marcus Group Inc(b) 4.25%, 10/25/2020	472,559
257,815	Ortho-Clinical Diagnostics(b) 4.75%, 06/30/2021	253,948
1,241,373	Rock Ohio Caesar(b) 5.00%, 06/20/2019	1,176,201
	Talbots Inc(b)
457,677	5.50%, 03/20/2020	448,142
230,000	9.50%, 03/19/2021(c)	225,400
224,375	Tervita Corp(b) 6.25%, 05/15/2018	173,329
985,119	Texas Competitive Electric Holdings Co(b) 4.68%, 10/10/2017	379,271
131,625	Vantage Drilling Co(b) 5.75%, 03/28/2019	40,913
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 194,803	Yonkers Racing Corp(b)(c) 4.25%, 08/20/2019	$ 190,258
TOTAL BANK LOANS — 4.84% (Cost$16,152,113)		$14,229,161
CORPORATE BONDS AND NOTES
Basic Materials — 5.16%
855,000	A Schulman Inc(d) 6.88%, 06/01/2023	805,837
	ArcelorMittal
895,000	10.60%, 06/01/2019	966,600
425,000	6.13%, 06/01/2025(e)	344,250
100,000	7.75%, 10/15/2039	81,500
555,000	Blue Cube Spinco Inc(d) 9.75%, 10/15/2023	577,200
730,000	Celanese US Holdings LLC(e) 5.88%, 06/15/2021	736,387
	Chemours Co(d)
325,000	6.63%, 05/15/2023(e)	218,563
220,000	7.00%, 05/15/2025	144,650
915,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024	850,950
200,000	Eldorado Gold Corp(d) 6.13%, 12/15/2020	174,000
	First Quantum Minerals Ltd(d)
52,000	6.75%, 02/15/2020(e)	34,840
1,205,000	7.00%, 02/15/2021(e)	780,237
200,000	7.25%, 05/15/2022	124,000
115,000	Hexion US Finance Corp 6.63%, 04/15/2020	97,750
1,275,000	HudBay Minerals Inc 9.50%, 10/01/2020	1,018,406
	Huntsman International LLC
120,000	4.88%, 11/15/2020	104,268
535,000	5.13%, 11/15/2022(d)(e)	458,763
265,000	INEOS Group Holdings SA(d)(e) 6.13%, 08/15/2018	249,763
700,000	Mercer International Inc 7.75%, 12/01/2022	707,000
875,000	Momentive Performance Materials Escrow Inc(f)(g)(h) 8.88%, 10/15/2020	9
875,000	Momentive Performance Materials Inc 3.88%, 10/24/2021	673,750
	New Gold Inc(d)
130,000	7.00%, 04/15/2020	121,550
360,000	6.25%, 11/15/2022(e)	301,500
885,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	907,125
660,000	Platform Specialty Products Corp(d) 6.50%, 02/01/2022	567,600
440,000	PQ Corp(d) 8.75%, 11/01/2018	440,000
765,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	682,762
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	205,500
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 395,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	$ 480,912
	Steel Dynamics Inc
325,000	5.13%, 10/01/2021	307,938
45,000	6.38%, 08/15/2022	44,213
245,000	5.25%, 04/15/2023(e)	224,175
340,000	5.50%, 10/01/2024	311,738
265,000	TPC Group Inc(d) 8.75%, 12/15/2020	226,575
	WR Grace & Co-Conn(d)
550,000	5.13%, 10/01/2021	543,125
680,000	5.63%, 10/01/2024	666,400
		15,179,836
Communications — 15.61%
411,000	Alcatel-Lucent USA Inc(d) 6.75%, 11/15/2020	432,578
	Altice Financing SA(d)
330,000	7.88%, 12/15/2019	341,550
200,000	6.63%, 02/15/2023	192,375
600,000	Altice Finco SA(d) 7.63%, 02/15/2025	559,500
	Altice SA(d)
1,500,000	7.75%, 05/15/2022	1,365,000
300,000	7.63%, 02/15/2025	264,938
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,422,537
345,000	10.50%, 03/01/2021	158,700
	Cablevision Systems Corp
280,000	7.75%, 04/15/2018	280,000
45,000	8.00%, 04/15/2020	40,050
	CCO Holdings LLC / CCO Holdings Capital Corp
220,000	6.50%, 04/30/2021	221,100
745,000	5.25%, 09/30/2022	698,437
1,105,000	5.13%, 02/15/2023	1,019,362
	CenturyLink Inc
80,000	5.63%, 04/01/2020	74,450
590,000	6.75%, 12/01/2023	516,250
855,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(d) 5.13%, 12/15/2021	752,934
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	496,238
755,000	6.50%, 11/15/2022	757,831
395,000	CommScope Technologies Finance LLC(d) 6.00%, 06/15/2025	378,955
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	340,100
475,000	5.25%, 06/01/2024	374,656
370,000	Cumulus Media Holdings Inc(e) 7.75%, 05/01/2019	265,475
	Digicel Ltd(d)
425,000	8.25%, 09/30/2020	393,125
930,000	6.75%, 03/01/2023	837,000
320,000	DISH DBS Corp 5.88%, 11/15/2024	271,800
Principal Amount(a)		Fair Value
Communications — (continued)
$ 220,000	Entercom Radio LLC 10.50%, 12/01/2019	$ 230,450
	Frontier Communications Corp
160,000	8.88%, 09/15/2020(d)	156,800
975,000	6.25%, 09/15/2021	811,687
775,000	10.50%, 09/15/2022(d)	755,625
105,000	7.63%, 04/15/2024	87,675
320,000	11.00%, 09/15/2025(d)	309,600
905,000	Gray Television Inc 7.50%, 10/01/2020	927,625
	iHeartCommunications Inc
1,370,000	9.00%, 12/15/2019	1,178,200
705,000	9.00%, 03/01/2021	592,376
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	327,488
315,000	6.63%, 12/15/2022(e)	245,700
	Intelsat Luxembourg SA
740,000	7.75%, 06/01/2021	488,400
585,000	8.13%, 06/01/2023	380,250
	Lamar Media Corp
330,000	5.88%, 02/01/2022	342,788
385,000	5.38%, 01/15/2024	388,850
210,000	Level 3 Communications Inc 5.75%, 12/01/2022	206,063
	Level 3 Financing Inc
170,000	7.00%, 06/01/2020	175,950
160,000	6.13%, 01/15/2021	164,482
965,000	5.38%, 08/15/2022	938,462
	LIN Television Corp
110,000	6.38%, 01/15/2021	114,400
490,000	5.88%, 11/15/2022(d)	486,325
	Neptune Finco Corp(d)
400,000	10.13%, 01/15/2023	404,500
200,000	10.88%, 10/15/2025	202,000
	Numericable-SFR SAS(d)
1,695,000	6.00%, 05/15/2022	1,633,556
100,000	EUR, 5.63%, 05/15/2024	110,623
500,000	6.25%, 05/15/2024	481,250
	Outfront Media Capital LLC / Outfront Media Capital Corp
510,000	5.63%, 02/15/2024	517,012
215,000	5.63%, 02/15/2024(d)	217,956
435,000	5.88%, 03/15/2025	442,613
615,000	Plantronics Inc(d) 5.50%, 05/31/2023	616,537
600,000	Quebecor Media Inc 5.75%, 01/15/2023	591,000
	Sinclair Television Group Inc
390,000	5.38%, 04/01/2021	381,225
295,000	6.38%, 11/01/2021	296,475
739,000	5.63%, 08/01/2024(d)	671,566
	Sirius XM Radio Inc(d)
600,000	5.88%, 10/01/2020	610,500
355,000	6.00%, 07/15/2024	356,775
770,000	SoftBank Group Corp(d) 4.50%, 04/15/2020	745,668
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	929,162
	Sprint Communications Inc
325,000	9.00%, 11/15/2018(d)	341,023
130,000	7.00%, 08/15/2020	109,606
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Corp
$2,090,000	7.25%, 09/15/2021	$ 1,711,187
1,560,000	7.88%, 09/15/2023	1,262,625
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	187,000
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	147,538
170,000	6.63%, 04/28/2021	170,425
185,000	6.84%, 04/28/2023	183,150
490,000	6.13%, 01/15/2022	472,850
1,035,000	6.63%, 04/01/2023	1,024,650
815,000	6.00%, 03/01/2023	786,475
840,000	6.38%, 03/01/2025	806,400
	TEGNA Inc
655,000	5.13%, 07/15/2020	668,100
355,000	4.88%, 09/15/2021(d)	347,900
460,000	Tribune Media Co(d) 5.88%, 07/15/2022	446,200
400,000	Unitymedia KabelBW GmbH(d) 6.13%, 01/15/2025	395,000
	Univision Communications Inc(d)
350,000	8.50%, 05/15/2021	364,000
185,000	5.13%, 02/15/2025	173,438
770,000	Videotron Ltd 5.00%, 07/15/2022	758,450
200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	199,000
180,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	181,125
1,100,000	West Corp(d) 5.38%, 07/15/2022	1,016,125
1,510,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,521,325
530,000	Wind Acquisition Finance SA(d) 7.38%, 04/23/2021	523,375
	Windstream Services LLC
1,095,000	7.75%, 10/01/2021	848,625
370,000	6.38%, 08/01/2023(e)	266,622
		45,884,769
Consumer, Cyclical — 14.35%
245,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(d) 4.63%, 01/15/2022	239,537
	AMC Entertainment Inc
285,000	5.88%, 02/15/2022	286,425
345,000	5.75%, 06/15/2025	335,513
	American Axle & Manufacturing Inc
915,000	7.75%, 11/15/2019	1,006,500
240,000	6.25%, 03/15/2021	239,400
710,000	American Tire Distributors Inc(d) 10.25%, 03/01/2022	724,200
230,000	Beacon Roofing Supply Inc(d) 6.38%, 10/01/2023	230,575
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	343,380
600,000	8.00%, 06/15/2021	354,000
645,000	Boyd Gaming Corp 6.88%, 05/15/2023	654,675
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 445,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	$ 439,438
815,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	776,287
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019	285,215
310,000	CEC Entertainment Inc 8.00%, 02/15/2022	305,350
120,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp 5.38%, 06/01/2024	120,300
	Cinemark USA Inc
665,000	5.13%, 12/15/2022	651,700
235,000	4.88%, 06/01/2023	224,425
	Dana Holding Corp
1,030,000	6.00%, 09/15/2023	1,037,725
360,000	5.50%, 12/15/2024	346,500
640,000	Eldorado Resorts Inc(d) 7.00%, 08/01/2023	628,800
	Family Tree Escrow LLC(d)
175,000	5.25%, 03/01/2020	179,445
250,000	5.75%, 03/01/2023	259,375
1,225,000	FCA US LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	1,299,970
240,000	First Cash Financial Services Inc 6.75%, 04/01/2021	240,000
120,000	General Motors Co 5.20%, 04/01/2045	112,613
440,000	Gibson Brands Inc(d) 8.88%, 08/01/2018	388,300
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018	156,163
775,000	4.88%, 11/01/2020(e)	784,687
1,110,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	856,725
	HD Supply Inc
410,000	7.50%, 07/15/2020	426,400
340,000	11.50%, 07/15/2020	384,200
975,000	5.25%, 12/15/2021(d)	979,875
450,000	Isle of Capri Casinos Inc 5.88%, 03/15/2021	463,500
	JC Penney Co Inc
240,000	8.13%, 10/01/2019	240,000
100,000	5.65%, 06/01/2020(e)	90,000
645,000	Jo-Ann Stores Holdings Inc(d)(i) 9.75%, 10/15/2019	516,000
840,000	Jo-Ann Stores LLC(d) 8.13%, 03/15/2019	777,000
450,000	L Brands Inc 5.63%, 02/15/2022	475,875
140,000	Landry's Holdings II Inc(d) 10.25%, 01/01/2018	143,500
	Lennar Corp
65,000	4.50%, 06/15/2019	65,715
735,000	4.75%, 11/15/2022	713,538
710,000	M/I Homes Inc 8.63%, 11/15/2018	727,750
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 385,000	Mattamy Group Corp(d) 6.50%, 11/15/2020	$ 373,450
	MGM Resorts International
510,000	5.25%, 03/31/2020	502,350
525,000	6.75%, 10/01/2020	542,062
533,000	Navistar International Corp(e) 8.25%, 11/01/2021	427,066
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028	450,450
	Neiman Marcus Group LTD LLC(d)
565,000	8.00%, 10/15/2021	581,950
965,000	8.75%, 10/15/2021(i)	993,950
1,180,000	New Red Finance Inc(d) 6.00%, 04/01/2022	1,197,700
535,000	Omega US Sub LLC(d) 8.75%, 07/15/2023	472,138
875,000	Penn National Gaming Inc(e) 5.88%, 11/01/2021	882,656
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	671,675
490,000	5.38%, 12/01/2024	480,200
275,000	Petco Animal Supplies Inc(d) 9.25%, 12/01/2018	279,125
550,000	Petco Holdings Inc(d)(i) 8.50%, 10/15/2017	554,125
513,000	Pittsburgh Glass Works LLC(d) 8.00%, 11/15/2018	530,955
	PulteGroup Inc
395,000	7.88%, 06/15/2032	454,250
195,000	6.00%, 02/15/2035	191,100
	Regal Entertainment Group
825,000	5.75%, 03/15/2022	810,562
465,000	5.75%, 06/15/2023	448,725
145,000	5.75%, 02/01/2025	137,025
1,085,000	Rite Aid Corp(d) 6.13%, 04/01/2023	1,076,862
133,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019	138,320
615,000	Sabre Global Inc(d) 5.38%, 04/15/2023	605,775
	Schaeffler Holding Finance BV(d)(i)
355,000	6.88%, 08/15/2018	366,094
200,000	6.75%, 11/15/2022	215,000
170,000	Scientific Games Corp(e) 8.13%, 09/15/2018	158,100
	Scientific Games International Inc
160,000	6.25%, 09/01/2020	114,800
615,000	7.00%, 01/01/2022(d)	605,775
1,910,000	10.00%, 12/01/2022	1,666,475
1,380,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	1,380,000
	Standard Pacific Corp
440,000	6.25%, 12/15/2021	469,700
375,000	5.88%, 11/15/2024	384,375
1,170,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	1,099,800
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Taylor Morrison Communities Inc / Monarch Communities Inc(d)
$ 305,000	5.25%, 04/15/2021	$ 303,475
190,000	5.63%, 03/01/2024	182,400
500,000	Tenneco Inc 5.38%, 12/15/2024	513,125
840,000	TRI Pointe Holdings Inc 5.88%, 06/15/2024	823,200
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	98,750
285,000	Univar USA Inc(d)(e) 6.75%, 07/15/2023	264,338
	ZF North America Capital Inc(d)
415,000	4.50%, 04/29/2022	392,175
920,000	4.75%, 04/29/2025	842,950
		42,193,579
Consumer, Non-Cyclical — 12.89%
	Acadia Healthcare Co Inc
820,000	6.13%, 03/15/2021(e)	852,800
555,000	5.13%, 07/01/2022	546,675
650,000	Amag Pharmaceuticals Inc(d) 7.88%, 09/01/2023	622,375
	Ashtead Capital Inc(d)
1,250,000	6.50%, 07/15/2022	1,306,250
435,000	5.63%, 10/01/2024	432,825
830,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d) 5.13%, 06/01/2022	800,950
380,000	Capsugel SA(d)(i) 7.00%, 05/15/2019	380,000
585,000	Centene Corp 4.75%, 05/15/2022	582,075
1,535,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,404,525
	CHS/Community Health Systems Inc
540,000	5.13%, 08/01/2021	549,450
95,000	6.88%, 02/01/2022	97,015
650,000	Concordia Healthcare Corp(d) 7.00%, 04/15/2023	568,750
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	120,175
890,000	4.25%, 05/01/2023	886,662
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	356,212
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	580,500
640,000	Dean Foods Co(d) 6.50%, 03/15/2023	649,600
855,000	DPX Holdings BV(d) 7.50%, 02/01/2022	863,550
490,000	Elizabeth Arden Inc(e) 7.38%, 03/15/2021	294,000
	Endo Finance LLC(d)
1,425,000	5.75%, 01/15/2022	1,410,750
65,000	5.38%, 01/15/2023	62,481
470,000	6.00%, 07/15/2023	464,125
430,000	6.00%, 02/01/2025	417,637
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	239,200
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 305,000	Garda World Security Corp(d) 7.25%, 11/15/2021	$ 278,313
770,000	Halyard Health Inc 6.25%, 10/15/2022	785,400
	HCA Inc
1,390,000	6.50%, 02/15/2020	1,515,100
55,000	7.50%, 02/15/2022	62,150
185,000	5.38%, 02/01/2025	183,150
220,000	Hologic Inc(d) 5.25%, 07/15/2022	222,200
1,255,000	Igloo Holdings Corp(d)(i) 8.25%, 12/15/2017	1,261,275
545,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(d) 6.38%, 08/01/2023	530,012
683,000	JBS USA LLC / JBS USA Finance Inc(d) 7.25%, 06/01/2021	708,613
510,000	JLL/Delta Dutch Pledgeco BV(d)(i) 8.75%, 05/01/2020	515,100
805,000	Kinetic Concepts Inc / KCI USA Inc 10.50%, 11/01/2018	842,634
492,000	Lender Processing Services Inc / Black Knight Lending Solutions Inc 5.75%, 04/15/2023	520,905
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d) 5.50%, 04/15/2025	409,975
1,160,000	Novelis Inc 8.75%, 12/15/2020	1,116,732
330,000	Pilgrim's Pride Corp(d) 5.75%, 03/15/2025	324,225
350,000	Prestige Brands Inc(d)(e) 5.38%, 12/15/2021	341,250
1,120,000	Revlon Consumer Products Corp 5.75%, 02/15/2021	1,086,400
	Service Corp International
539,000	5.38%, 01/15/2022	555,170
1,085,000	5.38%, 05/15/2024	1,129,756
290,000	7.50%, 04/01/2027	327,700
	Spectrum Brands Inc
20,000	6.38%, 11/15/2020	21,100
15,000	6.63%, 11/15/2022	15,863
325,000	6.13%, 12/15/2024(d)	334,750
340,000	5.75%, 07/15/2025(d)	346,800
390,000	Sterigenics-Nordion Holdings LLC(d) 6.50%, 05/15/2023	387,075
440,000	Teleflex Inc 5.25%, 06/15/2024	442,200
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	282,888
95,000	4.75%, 06/01/2020	95,950
565,000	3.84%, 06/15/2020(b)(d)	561,116
735,000	6.00%, 10/01/2020	775,425
1,085,000	4.50%, 04/01/2021	1,068,725
210,000	4.38%, 10/01/2021	204,750
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 980,000	TMS International Corp(d) 7.63%, 10/15/2021	$ 911,400
	United Rentals North America Inc
600,000	6.13%, 06/15/2023	598,125
345,000	5.75%, 11/15/2024	330,338
825,000	5.50%, 07/15/2025	771,375
	Valeant Pharmaceuticals International Escrow Inc(d)
415,000	5.38%, 03/15/2020	403,328
670,000	5.88%, 05/15/2023	640,269
600,000	6.13%, 04/15/2025	571,500
	Valeant Pharmaceuticals International Inc(d)
20,000	7.00%, 10/01/2020	20,400
35,000	5.63%, 12/01/2021	33,250
300,000	5.50%, 03/01/2023	285,000
870,000	WellCare Health Plans Inc 5.75%, 11/15/2020	904,800
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	669,187
		37,880,256
Diversified — 0.60%
575,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	580,750
230,000	Horizon Pharmaceuticals Financing Inc(d) 6.63%, 05/01/2023	202,975
975,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	970,125
		1,753,850
Energy — 8.99%
705,000	Antero Resources Corp 5.13%, 12/01/2022	606,300
	Antero Resources Finance Corp
740,000	5.38%, 11/01/2021	651,200
95,000	5.63%, 06/01/2023(d)	83,363
	Baytex Energy Corp(d)
65,000	5.13%, 06/01/2021	51,675
760,000	5.63%, 06/01/2024	600,400
130,000	Calfrac Holdings LP(d)(e) 7.50%, 12/01/2020	81,250
	California Resources Corp(e)
340,000	5.00%, 01/15/2020	218,661
1,395,000	6.00%, 11/15/2024	830,897
385,000	Chaparral Energy Inc(e) 8.25%, 09/01/2021	117,194
882,000	CHC Helicopter SA(e) 9.25%, 10/15/2020	493,920
	Chesapeake Energy Corp
450,000	3.54%, 04/15/2019(b)	319,500
665,000	6.13%, 02/15/2021(e)	463,422
245,000	4.88%, 04/15/2022(e)	159,862
100,000	5.75%, 03/15/2023	65,219
	Concho Resources Inc
215,000	6.50%, 01/15/2022	211,775
280,000	5.50%, 10/01/2022	266,700
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$1,025,000	5.50%, 04/01/2023	$ 976,312
450,000	CONSOL Energy Inc 5.88%, 04/15/2022	302,625
	Denbury Resources Inc
90,000	6.38%, 08/15/2021	56,700
330,000	5.50%, 05/01/2022	196,350
322,000	Energy Transfer Equity LP 7.50%, 10/15/2020	320,390
	EP Energy LLC / Everest Acquisition Finance Inc
890,000	9.38%, 05/01/2020	765,400
70,000	7.75%, 09/01/2022	56,000
255,000	6.38%, 06/15/2023(e)	188,221
295,000	EXCO Resources Inc(e) 7.50%, 09/15/2018	87,025
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	253,500
535,000	6.00%, 10/01/2022	448,062
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
340,000	6.75%, 02/01/2022	298,435
130,000	6.88%, 02/15/2023	115,018
190,000	FTS International Inc(b)(d) 7.84%, 06/15/2020	140,656
	Gulfport Energy Corp
135,000	7.75%, 11/01/2020	132,638
420,000	6.63%, 05/01/2023(d)	386,400
	Halcon Resources Corp(e)
355,000	8.63%, 02/01/2020(d)	295,094
400,000	9.75%, 07/15/2020	136,000
1,120,000	8.88%, 05/15/2021	336,000
575,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020	604,469
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(d) 5.00%, 12/01/2024	425,000
275,000	Key Energy Services Inc(e) 6.75%, 03/01/2021	94,875
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	102,256
360,000	7.75%, 01/15/2032	378,458
580,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020	127,600
	Linn Energy LLC / Linn Energy Finance Corp
1,760,000	6.25%, 11/01/2019	448,800
490,000	6.50%, 09/15/2021	101,675
190,000	Lone Pine Resources Canada Escrow Ltd(f)(h) 10.38%, 02/15/2017	10
215,000	Milagro Oil & Gas Inc(g)(h) 10.50%, 05/15/2016	64,500
	Newfield Exploration Co
560,000	5.75%, 01/30/2022	543,200
385,000	5.63%, 07/01/2024	363,825
695,000	5.38%, 01/01/2026	635,925
	Oasis Petroleum Inc
1,425,000	6.88%, 03/15/2022(e)	1,129,027
115,000	6.88%, 01/15/2023	89,125
Principal Amount(a)		Fair Value
Energy — (continued)
$ 190,000	Offshore Group Investment Ltd(e) 7.13%, 04/01/2023	$ 60,800
	Paragon Offshore PLC(d)
245,000	6.75%, 07/15/2022	31,850
1,040,000	7.25%, 08/15/2024	135,200
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	947,912
395,000	5.50%, 04/15/2023(e)	382,162
295,000	4.50%, 11/01/2023	272,714
	Rose Rock Midstream LP / Rose Rock Finance Corp
260,000	5.63%, 07/15/2022	228,800
345,000	5.63%, 11/15/2023(d)	300,150
	Sabine Pass Liquefaction LLC
545,000	6.25%, 03/15/2022	506,850
1,355,000	5.63%, 04/15/2023	1,202,562
550,000	5.75%, 05/15/2024	489,500
120,000	Sabine Pass Liquefied Natural Gas LP 6.50%, 11/01/2020	116,100
945,000	Samson Investment Co(j) 9.75%, 02/15/2020	14,175
680,000	SandRidge Energy Inc(d)(e) 8.75%, 06/01/2020	412,250
	Seven Generations Energy Ltd(d)
620,000	8.25%, 05/15/2020	582,800
390,000	6.75%, 05/01/2023	335,400
345,000	Seventy Seven Energy Inc 6.50%, 07/15/2022	134,550
225,000	Seventy Seven Operating LLC 6.63%, 11/15/2019	140,063
	SM Energy Co
95,000	6.50%, 11/15/2021	90,250
45,000	6.50%, 01/01/2023	41,850
220,000	Triangle USA Petroleum Corp(d) 6.75%, 07/15/2022	92,400
890,000	Unit Corp 6.63%, 05/15/2021	729,800
1,445,000	Whiting Petroleum Corp 5.75%, 03/15/2021	1,250,647
104,000	Williams Cos Inc 7.75%, 06/15/2031	92,114
	Williams Partners LP / ACMP Finance Corp
100,000	6.13%, 07/15/2022	101,747
1,600,000	4.88%, 05/15/2023	1,480,000
515,000	WPX Energy Inc 6.00%, 01/15/2022	442,900
		26,436,455
Financial — 11.35%
1,040,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	1,014,000
	Ally Financial Inc
95,000	6.25%, 12/01/2017	99,750
1,310,000	8.00%, 11/01/2031	1,517,556
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 630,000	American International Group Inc(b) 8.18%, 05/15/2058	$ 833,175
400,000	Banco Bilbao Vizcaya Argentaria SA(b)(k) 9.00%, Perpetual	422,500
	Bank of America Corp(b)(k)
275,000	6.10%, Perpetual	268,125
265,000	6.50%, Perpetual	270,300
215,000	BBVA International Preferred SAU(b)(e)(k) 5.92%, Perpetual	217,688
	CBRE Services Inc
353,000	5.00%, 03/15/2023	354,819
260,000	5.25%, 03/15/2025	263,590
	CIT Group Inc
215,000	5.25%, 03/15/2018	220,913
175,000	3.88%, 02/19/2019	174,016
825,000	5.00%, 08/15/2022	823,969
205,000	5.00%, 08/01/2023	203,719
120,000	Citigroup Inc(b)(k) 5.95%, Perpetual	118,350
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	227,900
	CNO Financial Group Inc
325,000	4.50%, 05/30/2020	331,500
305,000	5.25%, 05/30/2025	309,575
200,000	Commerzbank AG(d) 8.13%, 09/19/2023	231,922
240,000	Community Choice Financial Inc 10.75%, 05/01/2019	79,200
	Corrections Corp of America
85,000	4.13%, 04/01/2020	84,575
960,000	4.63%, 05/01/2023	921,600
	Credit Acceptance Corp
630,000	6.13%, 02/15/2021	620,550
315,000	7.38%, 03/15/2023(d)	322,087
	Crown Castle International Corp
235,000	4.88%, 04/15/2022	244,283
855,000	5.25%, 01/15/2023	904,333
870,000	DFC Finance Corp(d) 10.50%, 06/15/2020	511,125
850,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	1,061,437
	E*TRADE Financial Corp
605,000	5.38%, 11/15/2022	641,300
430,000	4.63%, 09/15/2023	434,300
195,000	Genworth Holdings Inc(b) 6.15%, 11/15/2066	89,700
1,309,000	Howard Hughes Corp(d) 6.88%, 10/01/2021	1,329,813
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)(i) 8.13%, 07/15/2019	328,100
905,000	HUB International Ltd(d) 7.88%, 10/01/2021	864,275
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	744,937
525,000	5.88%, 02/01/2022	528,281
	Iron Mountain Inc
245,000	6.00%, 10/01/2020(d)	247,377
665,000	6.00%, 08/15/2023	665,000
Principal Amount(a)		Fair Value
Financial — (continued)
$ 160,000	iStar Financial Inc 5.00%, 07/01/2019	$ 152,000
75,000	Liberty Mutual Group Inc(d) 7.80%, 03/15/2037	87,188
255,000	Lloyds Bank PLC(b)(k) GBP, 13.00%, Perpetual	667,836
393,000	Lloyds Banking Group PLC(b)(k) 7.50%, Perpetual	401,214
340,000	MPT Operating Partnership LP / MPT Finance Corp 6.38%, 02/15/2022	355,300
	Nationstar Mortgage LLC / Nationstar Capital Corp
555,000	7.88%, 10/01/2020(e)	505,050
370,000	6.50%, 07/01/2021	307,100
590,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d) 5.88%, 03/15/2022	624,662
340,000	Ocwen Financial Corp(d)(e) 7.13%, 05/15/2019	304,300
1,005,000	Omega Healthcare Investors Inc 4.95%, 04/01/2024	1,015,929
	OneMain Financial Holdings Inc(d)
450,000	6.75%, 12/15/2019	465,750
595,000	7.25%, 12/15/2021	603,925
	PHH Corp
355,000	7.38%, 09/01/2019	352,337
380,000	6.38%, 08/15/2021(e)	342,000
710,000	Provident Funding Associates LP / PFG Finance Corp(d)(e) 6.75%, 06/15/2021	672,725
830,000	ROC Finance LLC / ROC Finance 1 Corp(d)(e) 12.13%, 09/01/2018	874,612
	Royal Bank of Scotland Group PLC
495,000	7.50%, Perpetual(b)(k)	493,916
973,000	7.65%, Perpetual(b)(k)	1,211,385
275,000	8.00%, Perpetual(b)(e)(k)	277,063
235,000	5.13%, 05/28/2024	236,867
1,100,000	7.64%, 03/31/2049(b)(e)	1,171,500
	Springleaf Finance Corp
255,000	5.25%, 12/15/2019(e)	249,263
775,000	6.00%, 06/01/2020	777,906
90,000	7.75%, 10/01/2021	96,075
390,000	Stearns Holdings Inc(d) 9.38%, 08/15/2020	388,050
725,000	TMX Finance LLC / TitleMax Finance Corp(d)(e) 8.50%, 09/15/2018	570,937
700,000	USI Inc(d) 7.75%, 01/15/2021	685,125
510,000	Walter Investment Management Corp 7.88%, 12/15/2021	436,050
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 535,000	Wayne Merger Sub LLC(d) 8.25%, 08/01/2023	$ 512,262
		33,363,967
Industrial — 11.02%
1,840,000	ADS Waste Holdings Inc 8.25%, 10/01/2020	1,835,400
815,000	Air Medical Merger Sub Corp(d)(e) 6.38%, 05/15/2023	739,612
	Amsted Industries Inc(d)
345,000	5.00%, 03/15/2022	339,825
660,000	5.38%, 09/15/2024	641,850
525,000	ATS Automation Tooling Systems Inc(d) 6.50%, 06/15/2023	526,313
	Belden Inc(d)
490,000	5.50%, 09/01/2022	474,075
610,000	5.25%, 07/15/2024	564,250
200,000	Berry Plastics Corp 5.13%, 07/15/2023	188,500
525,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp(d) 6.00%, 10/15/2022	526,312
1,150,000	BlueLine Rental Finance Corp(d) 7.00%, 02/01/2019	1,104,000
50,000	Boise Cascade Co 6.38%, 11/01/2020	51,516
	Bombardier Inc(d)
270,000	7.75%, 03/15/2020(e)	230,850
180,000	7.50%, 03/15/2025	135,000
605,000	Briggs & Stratton Corp 6.88%, 12/15/2020	653,400
360,000	Builders Firstsource Inc(d) 10.75%, 08/15/2023	359,550
865,000	Building Materials Corp of America(d) 5.38%, 11/15/2024	854,187
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022	212,740
225,000	6.00%, 04/01/2024(e)	204,750
	Cemex SAB de CV(d)
745,000	6.50%, 12/10/2019	735,687
350,000	5.70%, 01/11/2025(e)	313,250
200,000	6.13%, 05/05/2025(e)	182,000
610,000	Coveris Holdings SA(d) 7.88%, 11/01/2019	577,975
565,000	CPG Merger Sub LLC(d) 8.00%, 10/01/2021	562,175
491,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	535,190
1,097,000	Gates Global LLC / Gates Global Co(d) 6.00%, 07/15/2022	883,085
795,000	Huntington Ingalls Industries Inc(d) 5.00%, 12/15/2021	810,900
415,000	JMC Steel Group Inc(d)(e) 8.25%, 03/15/2018	282,200
1,055,000	KLX Inc(d) 5.88%, 12/01/2022	1,026,315
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 790,000	Legrand France SA 8.50%, 02/15/2025	$1,083,937
395,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	409,813
1,370,000	Manitowoc Co Inc 5.88%, 10/15/2022	1,455,625
760,000	Masonite International Corp(d) 5.63%, 03/15/2023	775,200
570,000	MasTec Inc 4.88%, 03/15/2023	470,250
800,000	Moog Inc(d) 5.25%, 12/01/2022	800,000
550,000	Norbord Inc(d) 6.25%, 04/15/2023	537,969
570,000	Nortek Inc 8.50%, 04/15/2021	598,500
	Oshkosh Corp
880,000	5.38%, 03/01/2022	893,200
350,000	5.38%, 03/01/2025	348,250
72,000	Owens Corning 9.00%, 06/15/2019	85,614
370,000	Owens-Brockway Glass Container Inc(d) 5.38%, 01/15/2025	355,200
355,000	Pactiv LLC 7.95%, 12/15/2025	336,363
455,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC 9.88%, 08/15/2019	470,925
265,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(d) 10.00%, 06/01/2020	284,875
865,000	SBA Communications Corp(e) 4.88%, 07/15/2022	848,781
	Sealed Air Corp(d)
305,000	6.50%, 12/01/2020	333,975
405,000	5.25%, 04/01/2023	406,013
265,000	5.13%, 12/01/2024	259,700
150,000	5.50%, 09/15/2025(e)	152,250
160,000	6.88%, 07/15/2033	160,400
635,000	Terex Corp 6.00%, 05/15/2021	614,362
115,000	Tervita Corp(d)(e) 10.88%, 02/15/2018	63,250
	TransDigm Inc
735,000	5.50%, 10/15/2020(e)	700,547
90,000	7.50%, 07/15/2021	93,825
730,000	6.50%, 07/15/2024	686,090
670,000	USG Corp(d) 5.50%, 03/01/2025	668,325
695,000	Vander Intermediate Holding II Corp(d)(i) 9.75%, 02/01/2019	559,475
1,055,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	1,044,450
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	528,675
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 775,000	Zebra Technologies Corp(d) 7.25%, 10/15/2022	$ 825,375
		32,402,121
Technology — 1.93%
755,000	ACI Worldwide Inc(d) 6.38%, 08/15/2020	788,031
	First Data Corp
435,000	8.25%, 01/15/2021(d)	451,313
257,000	11.25%, 01/15/2021	280,773
474,000	11.75%, 08/15/2021	526,140
545,000	5.38%, 08/15/2023(d)(e)	539,550
	Freescale Semiconductor Inc(d)
510,000	5.00%, 05/15/2021	517,650
20,000	6.00%, 01/15/2022	20,900
	Infor US Inc(d)
314,000	5.75%, 08/15/2020	312,430
1,215,000	6.50%, 05/15/2022	1,114,762
	Micron Technology Inc
500,000	5.88%, 02/15/2022	493,750
670,000	5.25%, 08/01/2023(d)	616,266
		5,661,565
Utilities — 2.96%
	AES Corp
365,000	8.00%, 06/01/2020	412,450
765,000	7.38%, 07/01/2021	793,687
1,635,000	5.50%, 04/15/2025	1,430,625
	Calpine Corp
90,000	5.88%, 01/15/2024(d)	92,700
985,000	5.75%, 01/15/2025	920,975
51,000	DPL Inc 6.50%, 10/15/2016	51,255
	Dynegy Inc
715,000	6.75%, 11/01/2019	716,788
60,000	7.38%, 11/01/2022	60,525
410,000	7.63%, 11/01/2024	414,100
408,614	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(g)(h) 11.75%, 03/01/2022	435,174
	GenOn Americas Generation LLC
895,000	8.50%, 10/01/2021	765,315
150,000	9.13%, 05/01/2031(e)	120,750
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	23,125
165,000	9.88%, 10/15/2020	153,450
	NRG Energy Inc
405,000	7.63%, 01/15/2018	425,250
1,075,000	7.88%, 05/15/2021	1,089,781
250,000	NRG Yield Operating LLC(e) 5.38%, 08/15/2024	219,375
560,000	Southern Star Central Corp(d) 5.13%, 07/15/2022	537,600
Principal Amount(a)		Fair Value
Utilities — (continued)
$100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d)(g)(j) 11.50%, 10/01/2020	$ 38,750
		8,701,675
TOTAL CORPORATE BONDS AND NOTES — 84.86% (Cost $272,588,099)		$249,458,073
CONVERTIBLE BONDS
Consumer, Cyclical — 0.05%
193,000	Navistar International Corp 4.50%, 10/15/2018	141,252
Financial — 0.15%
386,000	iStar Financial Inc 3.00%, 11/15/2016	440,764
Technology — 0.10%
312,000	ON Semiconductor Corp(d)(e) 1.00%, 12/01/2020	290,355
TOTAL CONVERTIBLE BONDS — 0.30% (Cost $883,275)		$ 872,371
Shares
COMMON STOCK
Communications — 0.14%
6,900	DISH Network Corp Class A(l)	402,546
Consumer, Cyclical — 0.40%
15,283	Eldorado Resorts Inc(l)	137,853
8,597	General Motors Co	258,082
11,220	Hilton Worldwide Holdings Inc	257,387
31,680	Penn National Gaming Inc(l)	531,590
		1,184,912
Consumer, Non-Cyclical — 0.20%
12,265	Live Nation Entertainment Inc(l)	294,850
3,315	Spectrum Brands Holdings Inc	303,356
		598,206
Energy — 0.04%
5,680	Connacher Oil & Gas Ltd(l)	2,554
18,295	EP Energy Corp Class A(e)(l)	94,219
23,699	Lone Pine Resources Canada Ltd(f)(l)	710
23,699	Lone Pine Resources Inc Class A(f)(l)	948
10,370	Seventy Seven Energy Inc(e)(l)	14,311
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Energy — (continued)
106,923	Vantage Drilling Co(l)	$ 2,739
		115,481
Financial — 0.36%
29,365	Ally Financial Inc(l)	598,459
11,116	CIT Group Inc	444,973
		1,043,432
Industrial — 0.10%
9,680	Berry Plastics Group Inc(l)	291,078
TOTAL COMMON STOCK — 1.24% (Cost $4,457,347)		$3,635,655
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.23%
729	Allergan PLC Series A, 5.50%	685,716
Financial — 0.60%
6,185	American Tower Corp, 5.50%	605,357
4,195	Crown Castle International Corp, 4.50%	427,302
32,278	EPR Properties Series C, 5.75%(e)	715,158
		1,747,817
TOTAL CONVERTIBLE PREFERRED STOCK — 0.83% (Cost $2,493,758)		$2,433,533
PREFERRED STOCK
Communications — 0.24%
10,145	T-Mobile USA Inc	700,614
Consumer, Non-Cyclical — 0.16%
9,102	Tyson Foods Inc	466,568
Financial — 0.29%
384	Ally Financial Inc(d)	385,212
13,425	Federal National Mortgage Association	65,111
16,517	GMAC Capital Trust I	421,679
		872,002
TOTAL PREFERRED STOCK — 0.69% (Cost $2,231,735)		$2,039,184
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.49%
$ 953,515	Undivided interest of 10.43% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $953,515 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(m)	$953,515
4,529,378	Undivided interest of 11.99% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $4,529,378 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(m)	4,529,378
4,529,378	Undivided interest of 15.79% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $4,529,378 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(m)	4,529,378
4,529,378	Undivided interest of 7.31% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $4,529,378 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(m)	4,529,378
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$4,529,378	Undivided interest of 7.31% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $4,529,378 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(m)
$ 4,529,378
SHORT TERM INVESTMENTS — 6.49% (Cost $19,071,027)	$ 19,071,027
TOTAL INVESTMENTS — 99.25% (Cost $317,877,354)	$291,739,004
OTHER ASSETS & LIABILITIES, NET — 0.75%	$ 2,206,751
TOTAL NET ASSETS — 100.00%	$293,945,755
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $119,368,021 and $110,890,227, respectively, representing 37.72% of net assets.
(e)	All or a portion of the security is on loan at September 30, 2015.
(f)	Security is fair valued under procedures adopted by the Board of Directors.
(g)	Security in bankruptcy at September 30, 2015
(h)	Security in default; no interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $893,019 and $499,693, respectively, representing 0.17% of net assets.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Security in default; some interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $1,066,366 and $52,925, respectively, representing 0.02% of net assets.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
TLB	Term Loan B
At September 30, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Amag Pharmaceuticals Inc	4.75%	08/17/2021	08/13/2015	$254,399	$252,450	0.09%
Talbots Inc	9.50	03/19/2021	06/11/2015	225,653	225,400	0.08
Yonkers Racing Corp	4.25	08/20/2019	08/16/2013	194,151	190,258	0.06
				$674,203	$668,108	0.23%
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	423,063	EUR	373,500	December 2015	$5,123
DB	USD	583,310	GBP	381,100	December 2015	6,939
GS	EUR	60,100	USD	68,084	December 2015	(833)
HSB	USD	170,596	CAD	214,400	October 2015	9,950
JPM	EUR	107,300	USD	121,541	December 2015	(1,474)
JPM	USD	341,313	CAD	429,000	October 2015	19,872
SSB	USD	274,472	CAD	345,000	October 2015	15,970
UBS	EUR	104,400	USD	118,273	December 2015	(1,451)
WES	USD	36,040	CAD	45,300	October 2015	2,097
					Net Appreciation	$56,193
Counterparty Abbreviations:
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

September 30, 2015

Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Convertible Bonds, Convertible Preferred Stock, Preferred stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2015

As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 14,229,161	$ —	$ 14,229,161
Corporate Bonds and Notes	—	249,458,054	19	249,458,073
Convertible Bonds	—	872,371	—	872,371
Common Stock	3,633,997	—	1,658	3,635,655
Convertible Preferred Stock	1,113,018	1,320,515	—	2,433,533
Preferred Stock	486,790	1,552,394	—	2,039,184
Short Term Investments	—	19,071,027	—	19,071,027
Total investments, at fair value:	5,233,805	286,503,522	1,677	291,739,004
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	59,951	—	59,951
Total Assets	$ 5,233,805	$ 286,563,473	$ 1,677	$ 291,798,955
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (3,758)	$ —	$ (3,758)
Total Liabilities	$ 0	$ (3,758)	$ 0	$ (3,758)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$317,911,985
Gross unrealized appreciation on investments	2,606,416
Gross unrealized depreciation on investments	(28,779,397)
Net unrealized depreciation on investments	$ (26,172,981)

September 30, 2015

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $2,356,477 in forward contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.42%
24,350	Air Products & Chemicals Inc	$ 3,106,573
8,481	Airgas Inc	757,608
157,541	Alcoa Inc	1,521,846
30,235	CF Industries Holdings Inc	1,357,552
145,012	Dow Chemical Co	6,148,509
18,815	Eastman Chemical Co	1,217,707
33,642	Ecolab Inc	3,691,200
114,596	EI du Pont de Nemours & Co	5,523,527
16,520	FMC Corp	560,193
128,954	Freeport-McMoRan Copper & Gold Inc	1,249,564
10,417	International Flavors & Fragrances Inc	1,075,659
52,153	International Paper Co	1,970,862
47,565	LyondellBasell Industries NV Class A	3,965,018
59,392	Monsanto Co	5,068,513
41,986	Mosaic Co	1,306,185
66,729	Newmont Mining Corp	1,072,335
39,360	Nucor Corp	1,477,968
33,926	PPG Industries Inc	2,974,971
36,811	Praxair Inc	3,749,569
10,341	Sherwin-Williams Co	2,303,768
14,933	Sigma-Aldrich Corp	2,074,492
		52,173,619
Communications — 12.26%
48,396	Amazon.com Inc(a)(b)	24,773,428
776,646	AT&T Inc(b)	25,303,127
26,454	Cablevision Systems Corp Class A	858,961
58,128	CBS Corp Class B	2,319,307
72,679	CenturyLink Inc	1,825,697
641,526	Cisco Systems Inc	16,840,058
313,634	Comcast Corp Class A	17,856,245
19,512	Discovery Communications Inc Class A(a)(c)	507,897
33,864	Discovery Communications Inc Class C(a)	822,557
138,926	eBay Inc(a)	3,395,351
12,984	Expedia Inc	1,527,957
9,698	F5 Networks Inc(a)	1,123,028
284,351	Facebook Inc Class A(a)(b)	25,563,155
145,523	Frontier Communications Corp	691,234
36,538	Google Inc Class A(a)(b)	23,324,763
37,201	Google Inc Class C(a)(b)	22,633,832
49,259	Interpublic Group of Cos Inc	942,325
45,244	Juniper Networks Inc	1,163,223
37,122	Level 3 Communications Inc(a)	1,621,860
20,070	Motorola Solutions Inc	1,372,387
53,636	Netflix Inc(a)	5,538,453
50,301	News Corp Class A	634,799
11,578	News Corp Class B	148,430
46,590	Nielsen Holdings NV	2,071,857
31,481	Omnicom Group Inc	2,074,598
6,434	Priceline Group Inc(a)	7,957,957
13,355	Scripps Networks Interactive Inc Class A	656,932
85,922	Symantec Corp	1,672,901
Shares		Fair Value
Communications — (continued)
28,124	Tegna Inc	$ 629,696
35,669	Time Warner Cable Inc	6,397,949
104,298	Time Warner Inc	7,170,488
13,414	TripAdvisor Inc(a)	845,350
154,220	Twenty-First Century Fox Inc Class A	4,160,856
54,466	Twenty-First Century Fox Inc Class B	1,474,395
12,888	VeriSign Inc(a)(c)	909,377
514,625	Verizon Communications Inc(b)	22,391,334
44,331	Viacom Inc Class B	1,912,883
196,359	Walt Disney Co(b)	20,067,890
111,269	Yahoo! Inc(a)	3,216,787
		264,399,324
Consumer, Cyclical — 10.74%
9,234	Advance Auto Parts Inc	1,750,120
85,655	American Airlines Group Inc	3,325,984
9,668	AutoNation Inc(a)	562,484
3,925	AutoZone Inc(a)	2,841,033
21,770	Bed Bath & Beyond Inc(a)	1,241,325
38,208	Best Buy Co Inc	1,418,281
28,359	BorgWarner Inc	1,179,451
27,154	CarMax Inc(a)	1,610,775
58,087	Carnival Corp	2,886,924
3,872	Chipotle Mexican Grill Inc(a)	2,788,808
34,853	Coach Inc	1,008,297
55,097	Costco Wholesale Corp	7,965,373
141,634	CVS Health Corp	13,664,848
14,620	Darden Restaurants Inc	1,002,055
36,152	Delphi Automotive PLC	2,748,998
101,220	Delta Air Lines Inc	4,541,741
37,531	Dollar General Corp	2,718,746
28,905	Dollar Tree Inc(a)	1,926,807
41,155	DR Horton Inc	1,208,311
36,237	Fastenal Co	1,326,637
493,794	Ford Motor Co	6,700,785
6,177	Fossil Group Inc(a)(c)	345,171
15,354	GameStop Corp Class A(c)	632,738
30,746	Gap Inc	876,261
180,173	General Motors Co	5,408,793
18,456	Genuine Parts Co	1,529,818
34,249	Goodyear Tire & Rubber Co	1,004,523
50,294	Hanesbrands Inc	1,455,508
26,102	Harley-Davidson Inc	1,433,000
8,978	Harman International Industries Inc	861,798
14,132	Hasbro Inc	1,019,483
162,504	Home Depot Inc	18,767,587
84,238	Johnson Controls Inc	3,484,084
25,052	Kohl's Corp	1,160,158
32,235	L Brands Inc	2,905,341
17,371	Leggett & Platt Inc	716,554
21,844	Lennar Corp Class A	1,051,352
117,687	Lowe's Cos Inc	8,110,988
42,454	Macy's Inc	2,178,739
25,466	Marriott International Inc Class A	1,736,781
42,470	Mattel Inc	894,418
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
119,330	McDonald's Corp	$ 11,757,585
25,638	Michael Kors Holdings Ltd(a)	1,082,949
7,643	Mohawk Industries Inc(a)	1,389,421
32,721	Newell Rubbermaid Inc	1,299,351
86,086	Nike Inc Class B	10,585,995
17,034	Nordstrom Inc	1,221,508
12,459	O'Reilly Automotive Inc(a)	3,114,750
43,667	PACCAR Inc	2,278,107
42,386	PulteGroup Inc	799,824
9,744	PVH Corp	993,303
7,627	Ralph Lauren Corp	901,206
53,046	Ross Stores Inc	2,571,140
20,933	Royal Caribbean Cruises Ltd	1,864,921
10,112	Signet Jewelers Ltd	1,376,547
83,713	Southwest Airlines Co	3,184,443
76,399	Staples Inc	896,160
187,851	Starbucks Corp	10,677,451
22,701	Starwood Hotels & Resorts Worldwide Inc	1,509,163
80,292	Target Corp	6,315,769
13,954	Tiffany & Co	1,077,528
85,458	TJX Cos Inc	6,103,410
17,353	Tractor Supply Co	1,463,205
22,351	Under Armour Inc Class A(a)(c)	2,163,130
48,165	United Continental Holdings Inc(a)	2,555,153
13,092	Urban Outfitters Inc(a)	384,643
42,675	VF Corp	2,910,862
109,662	Walgreens Boots Alliance Inc	9,112,912
198,220	Wal-Mart Stores Inc	12,852,585
9,684	Whirlpool Corp	1,426,066
7,637	WW Grainger Inc(c)	1,642,031
15,108	Wyndham Worldwide Corp	1,086,265
10,027	Wynn Resorts Ltd(c)	532,634
55,302	Yum! Brands Inc	4,421,395
		231,542,290
Consumer, Non-Cyclical — 23.72%
189,439	Abbott Laboratories	7,619,237
210,159	AbbVie Inc	11,434,751
22,194	ADT Corp(c)	663,601
44,458	Aetna Inc	4,864,150
28,252	Alexion Pharmaceuticals Inc(a)	4,418,330
49,672	Allergan PLC(a)	13,501,346
246,249	Altria Group Inc	13,395,946
26,153	AmerisourceBergen Corp	2,484,273
95,491	Amgen Inc	13,208,315
33,397	Anthem Inc	4,675,580
77,461	Archer-Daniels-Midland Co	3,210,758
59,153	Automatic Data Processing Inc	4,753,535
11,989	Avery Dennison Corp	678,218
67,385	Baxalta Inc	2,123,301
67,385	Baxter International Inc	2,213,597
26,092	Becton Dickinson & Co	3,461,365
29,681	Biogen Inc(a)	8,661,213
168,735	Boston Scientific Corp(a)	2,768,941
210,339	Bristol-Myers Squibb Co	12,452,069
14,394	Brown-Forman Corp Class B	1,394,779
21,924	Campbell Soup Co	1,111,108
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,777	Cardinal Health Inc	$ 3,209,309
100,095	Celgene Corp(a)	10,827,276
32,275	Cigna Corp	4,357,770
11,530	Cintas Corp	988,698
15,835	Clorox Co	1,829,418
494,440	Coca-Cola Co(b)	19,836,933
26,933	Coca-Cola Enterprises Inc	1,302,211
112,857	Colgate-Palmolive Co	7,161,905
54,145	ConAgra Foods Inc	2,193,414
21,569	Constellation Brands Inc Class A	2,700,654
9,722	CR Bard Inc	1,811,306
75,424	Danaher Corp	6,426,879
21,371	DaVita HealthCare Partners Inc(a)	1,545,764
17,776	DENTSPLY International Inc	898,932
24,893	Dr Pepper Snapple Group Inc	1,967,792
13,050	Edwards Lifesciences Corp(a)	1,855,318
123,646	Eli Lilly & Co	10,347,934
25,586	Endo International PLC(a)	1,772,598
14,777	Equifax Inc	1,436,029
28,599	Estee Lauder Cos Inc Class A	2,307,367
85,235	Express Scripts Holding Co(a)	6,900,626
74,677	General Mills Inc	4,191,620
185,435	Gilead Sciences Inc(b)	18,207,863
35,604	H&R Block Inc	1,288,865
39,976	HCA Holdings Inc(a)	3,092,543
10,876	Henry Schein Inc(a)	1,443,463
18,443	Hershey Co	1,694,543
16,807	Hormel Foods Corp	1,064,051
18,816	Humana Inc	3,368,064
4,553	Intuitive Surgical Inc(a)	2,092,468
12,865	JM Smucker Co	1,467,768
349,355	Johnson & Johnson(b)	32,612,289
31,602	Kellogg Co	2,103,113
15,386	Keurig Green Mountain Inc	802,226
46,284	Kimberly-Clark Corp	5,046,807
74,895	Kraft Foods Group Inc	5,286,089
121,434	Kroger Co	4,380,124
12,371	Laboratory Corp of America Holdings(a)	1,341,882
14,221	Mallinckrodt PLC(a)	909,291
125,491	MasterCard Inc Class A	11,309,249
14,866	McCormick & Co Inc	1,221,688
34,225	McGraw Hill Financial Inc	2,960,462
29,225	McKesson Corp	5,407,502
24,815	Mead Johnson Nutrition Co Class A	1,746,976
179,940	Medtronic PLC	12,045,184
357,556	Merck & Co Inc	17,659,691
19,602	Molson Coors Brewing Co Class B	1,627,358
204,376	Mondelez International Inc Class A	8,557,223
19,050	Monster Beverage Corp(a)	2,574,417
22,228	Moody's Corp	2,182,790
51,052	Mylan NV(a)	2,055,354
11,339	Patterson Cos Inc	490,412
138,926	PayPal Holdings Inc(a)	4,312,263
186,488	PepsiCo Inc	17,585,818
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,455	Perrigo Co PLC	$ 2,902,418
776,977	Pfizer Inc(b)	24,404,848
194,997	Philip Morris International Inc	15,469,112
342,327	Procter & Gamble Co(b)	24,627,004
26,653	Quanta Services Inc(a)	645,269
18,910	Quest Diagnostics Inc	1,162,398
9,706	Regeneron Pharmaceuticals Inc(a)	4,514,649
104,342	Reynolds American Inc	4,619,220
17,889	Robert Half International Inc	915,201
35,222	St Jude Medical Inc	2,222,156
39,595	Stryker Corp	3,725,889
70,492	Sysco Corp	2,747,073
13,372	Tenet Healthcare Corp(a)	493,694
19,972	Total System Services Inc	907,328
36,751	Tyson Foods Inc Class A	1,583,968
12,455	United Rentals Inc(a)	747,923
120,351	UnitedHealth Group Inc	13,961,920
11,790	Universal Health Services Inc Class B	1,471,510
12,745	Varian Medical Systems Inc(a)	940,326
30,757	Vertex Pharmaceuticals Inc(a)	3,203,034
67,738	Western Union Co	1,243,670
46,073	Whole Foods Market Inc	1,458,210
21,640	Zimmer Biomet Holdings Inc	2,032,645
58,654	Zoetis Inc	2,415,372
		511,316,839
Diversified — 0.04%
38,507	Leucadia National Corp	780,152
Energy — 6.88%
63,320	Anadarko Petroleum Corp	3,823,895
46,399	Apache Corp	1,816,985
54,916	Baker Hughes Inc	2,857,829
52,095	Cabot Oil & Gas Corp	1,138,797
25,606	Cameron International Corp(a)	1,570,160
65,213	Chesapeake Energy Corp(c)	478,011
237,001	Chevron Corp	18,694,639
12,184	Cimarex Energy Co	1,248,616
38,070	Columbia Pipeline Group Inc	696,300
154,789	ConocoPhillips	7,423,680
28,815	CONSOL Energy Inc(c)	282,387
49,366	Devon Energy Corp	1,830,985
8,119	Diamond Offshore Drilling Inc	140,459
28,665	Ensco PLC Class A	403,603
68,296	EOG Resources Inc	4,971,949
18,611	EQT Corp	1,205,434
526,900	Exxon Mobil Corp(b)	39,175,015
8,866	First Solar Inc(a)	379,022
29,159	FMC Technologies Inc(a)	903,929
105,843	Halliburton Co	3,741,550
13,485	Helmerich & Payne Inc(c)	637,301
31,926	Hess Corp	1,598,216
225,876	Kinder Morgan Inc	6,252,248
85,037	Marathon Oil Corp	1,309,570
69,440	Marathon Petroleum Corp	3,217,155
21,317	Murphy Oil Corp	515,871
Shares		Fair Value
Energy — (continued)
48,941	National Oilwell Varco Inc	$ 1,842,629
21,345	Newfield Exploration Co(a)	702,250
52,966	Noble Energy Inc	1,598,514
96,405	Occidental Petroleum Corp	6,377,191
25,084	ONEOK Inc	807,705
61,712	Phillips 66	4,741,950
18,708	Pioneer Natural Resources Co	2,275,641
20,342	Range Resources Corp	653,385
160,359	Schlumberger Ltd	11,059,960
49,487	Southwestern Energy Co(a)	627,990
83,311	Spectra Energy Corp	2,188,580
16,314	Tesoro Corp	1,586,373
40,131	Transocean Ltd(c)	518,493
64,252	Valero Energy Corp	3,861,545
85,125	Williams Cos Inc	3,136,856
		148,292,668
Financial — 17.03%
41,100	Ace Ltd(a)	4,249,740
6,934	Affiliated Managers Group Inc(a)	1,185,645
55,783	Aflac Inc	3,242,666
7,930	Alliance Data Systems Corp(a)	2,053,711
50,972	Allstate Corp	2,968,609
108,022	American Express Co	8,007,671
164,206	American International Group Inc	9,330,185
53,683	American Tower Corp REIT	4,723,030
22,739	Ameriprise Financial Inc	2,481,507
36,115	Aon PLC	3,200,150
20,538	Apartment Investment & Management Co REIT Class A	760,317
8,785	Assurant Inc	694,103
16,395	AvalonBay Communities Inc REIT	2,866,174
1,325,158	Bank of America Corp(b)	20,645,962
141,972	Bank of New York Mellon Corp	5,558,204
97,985	BB&T Corp	3,488,266
235,887	Berkshire Hathaway Inc Class B(a)(b)	30,759,665
16,064	BlackRock Inc Class A	4,778,558
19,128	Boston Properties Inc REIT	2,264,755
68,969	Capital One Financial Corp	5,001,632
36,304	CBRE Group Inc Class A(a)	1,161,728
150,379	Charles Schwab Corp	4,294,824
29,042	Chubb Corp	3,562,001
17,776	Cincinnati Financial Corp	956,349
380,664	Citigroup Inc	18,884,741
42,200	CME Group Inc	3,913,628
23,091	Comerica Inc	949,040
42,584	Crown Castle International Corp REIT	3,358,600
56,004	Discover Financial Services	2,911,648
36,039	E*TRADE Financial Corp(a)	948,907
7,082	Equinix Inc REIT	1,936,219
45,188	Equity Residential REIT	3,394,522
8,412	Essex Property Trust Inc REIT	1,879,409
105,247	Fifth Third Bancorp	1,990,221
49,912	Franklin Resources Inc	1,859,721
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
74,506	General Growth Properties Inc REIT	$ 1,934,921
58,638	Genworth Financial Inc Class A(a)	270,908
51,206	Goldman Sachs Group Inc	8,897,554
52,861	Hartford Financial Services Group Inc	2,419,977
57,775	HCP Inc REIT	2,152,119
92,856	Host Hotels & Resorts Inc REIT	1,468,053
59,788	Hudson City Bancorp Inc	608,044
107,370	Huntington Bancshares Inc	1,138,122
14,132	Intercontinental Exchange Inc	3,320,879
55,021	Invesco Ltd	1,718,306
22,829	Iron Mountain Inc REIT	708,156
468,576	JPMorgan Chase & Co(b)	28,569,079
103,551	KeyCorp	1,347,198
49,103	Kimco Realty Corp REIT	1,199,586
13,022	Legg Mason Inc	541,845
31,281	Lincoln National Corp	1,484,596
38,709	Loews Corp	1,398,943
16,725	M&T Bank Corp	2,039,614
17,112	Macerich Co REIT	1,314,544
68,481	Marsh & McLennan Cos Inc	3,576,078
141,085	MetLife Inc	6,652,158
192,928	Morgan Stanley	6,077,232
13,436	NASDAQ OMX Group Inc	716,542
53,375	Navient Corp	599,935
27,794	Northern Trust Corp	1,894,439
41,686	People's United Financial Inc	655,721
22,132	Plum Creek Timber Co Inc REIT	874,435
65,298	PNC Financial Services Group Inc	5,824,582
35,234	Principal Financial Group Inc	1,667,978
73,304	Progressive Corp	2,246,034
65,626	Prologis Inc REIT	2,552,851
57,848	Prudential Financial Inc	4,408,596
18,484	Public Storage REIT	3,911,769
28,243	Realty Income Corp REIT(c)	1,338,436
174,123	Regions Financial Corp	1,568,848
38,916	Simon Property Group Inc REIT	7,149,647
12,377	SL Green Realty Corp REIT	1,338,696
51,632	State Street Corp	3,470,187
64,171	SunTrust Banks Inc	2,453,899
32,233	T Rowe Price Group Inc	2,240,193
15,062	Torchmark Corp	849,497
39,572	Travelers Cos Inc Class A	3,938,601
30,258	Unum Group	970,677
211,203	US Bancorp	8,661,435
40,877	Ventas Inc REIT	2,291,565
246,203	Visa Inc Class A	17,150,501
21,964	Vornado Realty Trust REIT	1,985,985
591,253	Wells Fargo & Co(b)	30,360,842
43,762	Welltower Inc REIT	2,963,563
65,992	Weyerhaeuser Co REIT	1,804,221
39,282	XL Group PLC	1,426,722
Shares		Fair Value
Financial — (continued)
23,599	Zions Bancorporation	$ 649,916
		367,066,333
Industrial — 9.65%
79,077	3M Co	11,210,746
41,636	Agilent Technologies Inc	1,429,364
11,434	Allegion PLC	659,284
30,089	AMETEK Inc	1,574,256
39,510	Amphenol Corp Class A	2,013,430
17,438	Ball Corp	1,084,644
81,148	Boeing Co	10,626,331
76,330	Caterpillar Inc	4,988,929
17,717	CH Robinson Worldwide Inc	1,200,858
156,013	Corning Inc	2,670,943
125,883	CSX Corp	3,386,253
20,932	Cummins Inc	2,272,797
39,950	Deere & Co	2,956,300
21,153	Dover Corp	1,209,528
59,699	Eaton Corp PLC	3,062,559
84,327	Emerson Electric Co	3,724,724
25,413	Expeditors International of Washington Inc	1,195,682
32,688	FedEx Corp	4,706,418
17,933	FLIR Systems Inc	501,945
17,748	Flowserve Corp	730,153
20,283	Fluor Corp	858,985
14,955	Garmin Ltd	536,585
38,581	General Dynamics Corp	5,322,249
1,274,640	General Electric Co(b)	32,146,421
16,107	Harris Corp	1,178,227
98,414	Honeywell International Inc	9,318,822
42,684	Illinois Tool Works Inc	3,513,320
32,300	Ingersoll-Rand PLC Class A(a)	1,639,871
16,195	Jacobs Engineering Group Inc(a)	606,179
11,610	JB Hunt Transport Services Inc	828,954
12,665	Joy Global Inc	189,088
13,678	Kansas City Southern	1,243,057
10,717	L-3 Communications Holdings Inc	1,120,141
33,478	Lockheed Martin Corp	6,940,324
8,341	Martin Marietta Materials Inc	1,267,415
42,993	Masco Corp	1,082,564
38,452	Norfolk Southern Corp	2,937,733
23,795	Northrop Grumman Corp	3,948,780
20,152	Owens-Illinois Inc(a)	417,549
17,621	Parker-Hannifin Corp	1,714,523
22,679	Pentair PLC	1,157,536
13,936	PerkinElmer Inc	640,499
17,475	Precision Castparts Corp	4,014,182
38,143	Raytheon Co	4,167,504
31,987	Republic Services Inc	1,317,864
17,215	Rockwell Automation Inc	1,746,806
16,107	Rockwell Collins Inc	1,318,197
12,476	Roper Technologies Inc	1,954,989
6,345	Ryder System Inc	469,784
26,412	Sealed Air Corp	1,238,195
6,941	Snap-on Inc	1,047,674
19,865	Stanley Black & Decker Inc	1,926,508
10,261	Stericycle Inc(a)	1,429,460
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
50,100	TE Connectivity Ltd	$ 3,000,489
33,597	Textron Inc	1,264,591
49,987	Thermo Fisher Scientific Inc	6,112,410
53,215	Tyco International PLC	1,780,574
109,810	Union Pacific Corp	9,708,302
88,030	United Parcel Service Inc Class B	8,687,681
104,068	United Technologies Corp	9,261,011
16,671	Vulcan Materials Co	1,487,053
53,411	Waste Management Inc	2,660,402
10,763	Waters Corp(a)	1,272,294
32,867	Westrock Co	1,690,678
21,781	Xylem Inc	715,506
		208,086,120
Technology — 13.31%
79,034	Accenture PLC Class A	7,765,881
63,176	Activision Blizzard Inc	1,951,507
62,405	Adobe Systems Inc(a)	5,130,939
22,337	Akamai Technologies Inc(a)	1,542,593
38,591	Altera Corp	1,932,637
39,239	Analog Devices Inc	2,213,472
721,533	Apple Inc(b)	79,585,090
154,029	Applied Materials Inc	2,262,686
28,031	Autodesk Inc(a)	1,237,288
32,679	Avago Technologies Ltd	4,085,202
70,226	Broadcom Corp Class A	3,611,723
41,327	CA Inc	1,128,227
37,973	Cerner Corp(a)	2,276,861
20,706	Citrix Systems Inc(a)	1,434,512
76,677	Cognizant Technology Solutions Corp Class A(a)	4,800,747
18,277	Computer Sciences Corp	1,121,842
4,656	Dun & Bradstreet Corp	488,880
38,269	Electronic Arts Inc(a)	2,592,725
245,050	EMC Corp	5,920,408
36,286	Fidelity National Information Services Inc	2,434,065
29,857	Fiserv Inc(a)	2,585,915
229,448	Hewlett-Packard Co	5,876,163
599,964	Intel Corp	18,082,915
114,110	International Business Machines Corp	16,542,527
35,417	Intuit Inc	3,143,259
21,393	KLA-Tencor Corp	1,069,650
19,043	Lam Research Corp	1,244,079
29,499	Linear Technology Corp	1,190,285
26,292	Microchip Technology Inc(c)	1,132,922
135,264	Micron Technology Inc(a)	2,026,255
1,012,131	Microsoft Corp(b)	44,796,918
40,469	NetApp Inc	1,197,882
62,415	NVIDIA Corp	1,538,530
409,781	Oracle Corp	14,801,290
40,165	Paychex Inc	1,913,059
24,311	Pitney Bowes Inc	482,573
18,855	Qorvo Inc(a)	849,418
199,841	QUALCOMM Inc	10,737,457
23,263	Red Hat Inc(a)	1,672,144
78,173	Salesforce.com Inc(a)	5,427,551
Shares		Fair Value
Technology — (continued)
26,099	SanDisk Corp	$ 1,417,959
38,602	Seagate Technology PLC(c)	1,729,369
23,851	Skyworks Solutions Inc	2,008,493
17,710	Teradata Corp(a)	512,882
131,236	Texas Instruments Inc	6,498,807
28,878	Western Digital Corp	2,294,068
128,422	Xerox Corp	1,249,546
33,493	Xilinx Inc	1,420,103
		286,959,304
Utilities — 3.07%
82,312	AES Corp	805,834
13,790	AGL Resources Inc	841,742
30,100	Ameren Corp	1,272,327
60,537	American Electric Power Co Inc	3,442,134
52,843	CenterPoint Energy Inc	953,288
32,444	CMS Energy Corp	1,145,922
36,158	Consolidated Edison Inc	2,417,162
74,698	Dominion Resources Inc	5,257,245
22,091	DTE Energy Co	1,775,454
87,226	Duke Energy Corp	6,275,039
40,286	Edison International	2,540,838
22,308	Entergy Corp	1,452,251
39,185	Eversource Energy	1,983,545
106,249	Exelon Corp	3,155,595
51,614	FirstEnergy Corp	1,616,034
57,717	NextEra Energy Inc	5,630,293
38,070	NiSource Inc	706,198
42,070	NRG Energy Inc	624,739
29,229	Pepco Holdings Inc	707,926
61,497	PG&E Corp	3,247,042
13,985	Pinnacle West Capital Corp	896,998
83,125	PPL Corp	2,733,981
63,717	Public Service Enterprise Group Inc	2,686,309
17,849	SCANA Corp	1,004,185
28,977	Sempra Energy	2,802,655
113,682	Southern Co	5,081,585
29,179	TECO Energy Inc	766,241
39,653	WEC Energy Group Inc	2,070,680
61,777	Xcel Energy Inc	2,187,524
		66,080,766
TOTAL COMMON STOCK — 99.12% (Cost $1,547,440,589)		$2,136,697,415
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.47%
$10,052,000	Federal Home Loan Bank 0.01%, 10/09/2015	10,051,930
U.S. Treasury Bonds and Notes — 0.12%
	U.S. Treasury Bills(d)
2,545,000	0.04%, 12/10/2015	2,544,816
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 35,000	0.06%, 03/17/2016	$ 34,991
		2,579,807
Repurchase Agreements — 0.51%
2,630,760	Undivided interest of 4.25% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $2,630,760 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(e)	2,630,760
2,630,760	Undivided interest of 4.25% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $2,630,760 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(e)	2,630,760
553,818	Undivided interest of 6.06% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $553,818 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(e)	553,818
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,630,760	Undivided interest of 6.59% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $2,630,760 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(e)
		$ 2,630,760
2,630,760	Undivided interest of 6.96% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $2,630,760 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(e)	2,630,760
		11,076,858
SHORT TERM INVESTMENTS — 1.10% (Cost $23,708,595)		$ 23,708,595
TOTAL INVESTMENTS — 100.22% (Cost $1,571,149,184)		$2,160,406,010
OTHER ASSETS & LIABILITIES, NET — (0.22)%		$ (4,638,068)
TOTAL NET ASSETS — 100.00%		$2,155,767,942
(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	All or a portion of the security is on loan at September 30, 2015.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	249	USD	$23,763,315	December 2015	$(377,194)
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,136,697,415	$ —	$ —	$ 2,136,697,415
Short Term Investments	—	23,708,595	—	23,708,595
Total Assets	$ 2,136,697,415	$ 23,708,595	$ 0	$ 2,160,406,010
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (377,194)	$ —	$ —	$ (377,194)
Total Liabilities	$ (377,194)	$ 0	$ 0	$ (377,194)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$1,582,569,017
Gross unrealized appreciation on investments	701,753,716
Gross unrealized depreciation on investments	(123,916,723)
Net unrealized appreciation on investments	$ 577,836,993

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 438 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.51%
43,848	Albemarle Corp	$ 1,933,697
42,430	Allegheny Technologies Inc	601,657
26,451	Ashland Inc	2,661,500
24,473	Cabot Corp	772,368
20,059	Carpenter Technology Corp	597,156
71,581	Chemours Co	463,129
45,154	Commercial Metals Co	611,837
13,131	Compass Minerals International Inc	1,029,076
27,929	Cytec Industries Inc	2,062,557
25,259	Domtar Corp	903,009
13,817	Minerals Technologies Inc	665,427
4,075	NewMarket Corp	1,454,775
30,670	Olin Corp(a)	515,563
34,549	PolyOne Corp	1,013,668
28,686	Reliance Steel & Aluminum Co	1,549,331
25,854	Royal Gold Inc	1,214,621
52,165	RPM International Inc	2,185,192
17,865	Sensient Technologies Corp	1,095,124
94,537	Steel Dynamics Inc	1,624,146
57,465	United States Steel Corp(a)	598,785
28,896	Valspar Corp	2,077,044
18,168	Worthington Industries Inc	481,089
		26,110,751
Communications — 2.42%
23,781	AMC Networks Inc Class A(b)	1,740,056
53,263	ARRIS Group Inc(b)	1,383,240
1,800	Cable One Inc(b)	754,956
47,526	Ciena Corp(b)	984,739
16,198	FactSet Research Systems Inc	2,588,602
14,364	InterDigital Inc	726,818
19,746	John Wiley & Sons Inc Class A	987,892
14,849	Meredith Corp(a)	632,270
21,638	NeuStar Inc Class A(a)(b)	588,770
50,932	New York Times Co Class A	601,507
13,850	Plantronics Inc	704,273
53,875	Polycom Inc(b)	564,610
37,905	Telephone & Data Systems Inc	946,109
42,689	Time Inc	813,226
		14,017,068
Consumer, Cyclical — 14.13%
26,949	Abercrombie & Fitch Co Class A(a)	571,049
49,837	Alaska Air Group Inc(c)	3,959,550
71,129	American Eagle Outfitters Inc(a)	1,111,746
66,716	Ascena Retail Group Inc(b)	928,020
20,861	Big Lots Inc	999,659
23,441	Brinker International Inc	1,234,638
35,916	Brunswick Corp	1,720,017
7,422	Buffalo Wild Wings Inc(b)	1,435,637
19,987	Cabela's Inc Class A(a)(b)	911,407
20,416	Carter's Inc	1,850,506
15,226	Casey's General Stores Inc	1,567,060
17,583	Cheesecake Factory Inc	948,779
54,214	Chico's FAS Inc	852,786
Shares		Fair Value
Consumer, Cyclical — (continued)
41,171	Cinemark Holdings Inc	$ 1,337,646
42,719	Copart Inc(b)	1,405,455
9,349	Cracker Barrel Old Country Store Inc(a)	1,376,921
29,459	CST Brands Inc	991,590
62,456	Dana Holding Corp	991,801
12,705	Deckers Outdoor Corp(b)	737,652
36,591	Dick's Sporting Goods Inc	1,815,280
21,470	Domino's Pizza Inc	2,316,828
28,535	DreamWorks Animation SKG Inc Class A(b)	497,936
37,204	Dunkin' Brands Group Inc	1,822,996
54,524	Foot Locker Inc(c)	3,924,092
26,097	Guess? Inc(a)	557,432
24,211	Herman Miller Inc	698,245
17,577	HNI Corp	754,053
12,942	HSN Inc	740,800
60,852	Ingram Micro Inc Class A	1,657,609
11,172	International Speedway Corp Class A	354,376
14,253	Jack in the Box Inc	1,098,051
77,661	Jarden Corp(b)(c)	3,796,070
120,489	JC Penney Co Inc(a)(b)	1,119,343
123,179	JetBlue Airways Corp(b)(c)	3,174,323
50,338	Kate Spade & Co(b)	961,959
35,474	KB Home(a)	480,673
119,330	LKQ Corp(b)(c)	3,384,199
15,292	MDC Holdings Inc	400,345
18,879	MSC Industrial Direct Co Inc Class A	1,152,185
1,492	NVR Inc(b)	2,275,628
192,522	Office Depot Inc(b)	1,235,991
9,535	Panera Bread Co Class A(a)(b)	1,844,164
24,067	Polaris Industries Inc	2,884,911
18,083	Scotts Miracle-Gro Co Class A	1,099,808
16,689	Skechers U.S.A. Inc Class A(b)	2,237,661
24,180	Tempur Sealy International Inc(b)	1,727,177
18,107	Thor Industries Inc	937,943
63,392	Toll Brothers Inc(b)	2,170,542
21,431	Toro Co	1,511,743
56,605	Tri Pointe Group Inc(b)	740,959
19,432	Tupperware Brands Corp(a)	961,690
24,628	Vista Outdoor Inc(b)	1,094,222
10,024	Watsco Inc	1,187,644
91,891	Wendy's Co	794,857
32,938	Williams-Sonoma Inc	2,514,816
27,968	World Fuel Services Corp	1,001,254
		81,859,724
Consumer, Non-Cyclical — 17.08%
25,658	Aaron's Inc	926,510
31,232	Akorn Inc(b)	890,268
28,455	Align Technology Inc(b)	1,615,106
40,280	Apollo Education Group Inc Class A(b)	445,497
177,535	Avon Products Inc	576,989
8,060	Bio-Rad Laboratories Inc Class A(b)	1,082,539
14,502	Bio-Techne Corp	1,340,855
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,879	Boston Beer Co Inc Class A(b)	$ 816,956
38,328	Catalent Inc(b)	931,370
13,192	CEB Inc	901,541
46,585	Centene Corp(b)	2,526,305
18,247	Charles River Laboratories International Inc(b)	1,159,049
51,261	Church & Dwight Co Inc(c)	4,300,798
46,173	Community Health Systems Inc(b)	1,974,819
19,007	Cooper Cos Inc	2,829,382
38,315	Dean Foods Co	632,964
19,474	Deluxe Corp	1,085,481
22,246	DeVry Education Group Inc	605,314
24,304	Edgewell Personal Care Co	1,983,206
72,247	Flowers Foods Inc	1,787,391
16,884	FTI Consulting Inc(b)	700,855
32,482	Gartner Inc Class A(b)	2,726,214
25,474	Global Payments Inc	2,922,632
1,759	Graham Holdings Co Class B	1,014,943
40,115	Hain Celestial Group Inc(b)	2,069,934
18,067	Halyard Health Inc(b)	513,825
30,201	Health Net Inc(b)	1,818,704
21,997	Hill-Rom Holdings Inc	1,143,624
95,961	Hologic Inc(b)(c)	3,754,954
35,985	IDEXX Laboratories Inc(b)	2,671,886
27,908	Ingredion Inc	2,436,648
7,551	Lancaster Colony Corp	736,071
17,326	LifePoint Health Inc(b)	1,228,413
56,867	Live Nation Entertainment Inc(b)	1,367,083
30,033	ManpowerGroup Inc	2,459,402
36,806	MEDNAX Inc(b)(c)	2,826,333
16,269	Molina Healthcare Inc(b)	1,120,121
25,103	Owens & Minor Inc(a)	801,790
21,603	PAREXEL International Corp(b)	1,337,658
23,703	Post Holdings Inc(b)	1,400,847
21,560	Rent-A-Center Inc	522,830
54,960	ResMed Inc(a)	2,800,762
36,622	Rollins Inc	984,033
81,399	RR Donnelley & Sons Co(a)	1,185,169
54,499	SEI Investments Co	2,628,487
78,328	Service Corp International	2,122,689
21,832	Sirona Dental Systems Inc(b)	2,037,799
24,064	Sotheby's (a)	769,567
23,357	STERIS Corp	1,517,504
104,935	SUPERVALU Inc(b)	753,433
16,260	Teleflex Inc	2,019,655
21,381	Thoratec Corp(b)	1,352,562
7,192	Tootsie Roll Industries Inc(a)	225,038
27,108	Towers Watson & Co Class A(c)	3,181,937
16,804	TreeHouse Foods Inc(b)	1,307,183
19,511	United Natural Foods Inc(b)	946,479
17,810	United Therapeutics Corp(b)	2,337,384
31,699	VCA Inc(b)	1,668,952
17,209	WellCare Health Plans Inc(b)	1,483,072
28,114	West Pharmaceutical Services Inc	1,521,530
15,323	WEX Inc(b)	1,330,649
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
68,764	WhiteWave Foods Co Class A(b)(c)	$ 2,760,875
		98,921,866
Energy — 3.59%
23,118	Atwood Oceanics Inc(a)	342,378
122,447	California Resources Corp	318,362
142,401	Denbury Resources Inc(a)	347,458
15,071	Dril-Quip Inc(b)	877,434
30,765	Energen Corp	1,533,943
43,081	Gulfport Energy Corp(b)	1,278,644
37,993	Helix Energy Solutions Group Inc(b)	181,986
73,785	HollyFrontier Corp(c)	3,603,659
16,193	Murphy USA Inc(b)	889,805
115,631	Nabors Industries Ltd	1,092,713
94,292	Noble Corp PLC(a)	1,028,726
42,374	NOW Inc(a)(b)	627,135
38,200	Oceaneering International Inc	1,500,496
20,993	Oil States International Inc(b)	548,547
57,225	Patterson-UTI Energy Inc	751,937
62,523	QEP Resources Inc	783,413
49,265	Rowan Cos PLC Class A	795,630
26,453	SM Energy Co	847,554
122,931	SunEdison Inc(a)(b)	882,645
58,633	Superior Energy Services Inc	740,535
27,578	Western Refining Inc	1,216,741
91,843	WPX Energy Inc(b)	608,001
		20,797,742
Financial — 25.40%
18,443	Alexander & Baldwin Inc	633,148
28,275	Alexandria Real Estate Equities Inc REIT	2,394,044
6,246	Alleghany Corp(b)	2,923,815
43,850	American Campus Communities Inc REIT	1,589,124
28,071	American Financial Group Inc	1,934,373
68,276	Arthur J Gallagher & Co	2,818,433
23,689	Aspen Insurance Holdings Ltd	1,100,828
58,528	Associated Banc-Corp	1,051,748
34,171	BancorpSouth Inc	812,245
16,949	Bank of Hawaii Corp	1,076,092
31,154	Bank of the Ozarks Inc	1,363,299
78,886	BioMed Realty Trust Inc REIT	1,576,142
46,405	Brown & Brown Inc	1,437,163
33,961	Camden Property Trust REIT	2,509,718
32,233	Care Capital Properties Inc	1,061,433
30,781	Cathay General Bancorp	922,199
32,357	CBOE Holdings Inc	2,170,508
18,941	City National Corp	1,667,944
75,006	CNO Financial Group Inc	1,410,863
31,323	Commerce Bancshares Inc	1,427,076
47,279	Communications Sales & Leasing Inc REIT	846,294
34,753	CoreLogic Inc(b)	1,293,854
36,760	Corporate Office Properties Trust REIT	773,063
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
45,709	Corrections Corp of America REIT	$1,350,244
22,078	Cullen/Frost Bankers Inc	1,403,719
55,046	Douglas Emmett Inc REIT	1,580,921
135,015	Duke Realty Corp REIT	2,572,036
56,228	East West Bancorp Inc	2,160,280
45,880	Eaton Vance Corp	1,533,310
23,647	Endurance Specialty Holdings Ltd	1,443,176
29,692	Equity One Inc REIT	722,703
17,287	Everest Re Group Ltd	2,996,529
48,077	Extra Space Storage Inc REIT(c)	3,709,621
27,053	Federal Realty Investment Trust REIT(c)	3,691,382
37,114	Federated Investors Inc Class B	1,072,595
42,431	First American Financial Corp	1,657,779
91,288	First Horizon National Corp	1,294,464
139,730	First Niagara Financial Group Inc	1,426,643
64,622	FirstMerit Corp	1,141,871
68,040	Fulton Financial Corp	823,284
30,374	Hancock Holding Co	821,617
17,244	Hanover Insurance Group Inc	1,339,859
37,413	HCC Insurance Holdings Inc	2,898,385
36,734	Highwoods Properties Inc REIT	1,423,442
22,670	Home Properties Inc REIT	1,694,582
59,143	Hospitality Properties Trust REIT	1,512,878
21,630	International Bancshares Corp	541,399
58,413	Janus Capital Group Inc	794,417
17,585	Jones Lang LaSalle Inc	2,528,195
19,398	Kemper Corp	686,107
36,052	Kilroy Realty Corp REIT	2,349,148
31,996	Lamar Advertising Co REIT Class A	1,669,551
44,128	LaSalle Hotel Properties REIT	1,252,794
58,548	Liberty Property Trust REIT	1,844,847
35,634	Mack-Cali Realty Corp REIT	672,770
14,755	Mercury General Corp(a)	745,275
29,470	Mid-America Apartment Communities Inc REIT	2,412,709
52,528	National Retail Properties Inc REIT	1,905,191
173,828	New York Community Bancorp Inc(a)(c)	3,139,334
94,273	Old Republic International Corp	1,474,430
63,233	Omega Healthcare Investors Inc REIT	2,222,640
39,862	PacWest Bancorp	1,706,492
16,538	Potlatch Corp REIT	476,129
19,938	Primerica Inc	898,606
26,312	Prosperity Bancshares Inc	1,292,182
50,112	Raymond James Financial Inc	2,487,059
49,094	Rayonier Inc REIT(a)	1,083,505
36,810	Regency Centers Corp REIT	2,287,741
25,986	Reinsurance Group of America Inc	2,354,072
17,951	RenaissanceRe Holdings Ltd	1,908,550
94,349	Senior Housing Properties Trust REIT	1,528,454
19,899	Signature Bank(b)	2,737,306
166,166	SLM Corp(b)	1,229,628
Shares		Fair Value
Financial — (continued)
13,980	Sovran Self Storage Inc REIT	$ 1,318,314
16,527	StanCorp Financial Group Inc	1,887,383
27,431	Stifel Financial Corp(b)	1,154,845
20,127	SVB Financial Group(b)	2,325,474
51,527	Synovus Financial Corp	1,525,199
37,379	Tanger Factory Outlet Centers Inc REIT	1,232,386
23,767	Taubman Centers Inc REIT	1,641,824
66,634	TCF Financial Corp	1,010,171
27,437	Trustmark Corp	635,715
102,527	UDR Inc REIT(c)	3,535,131
85,992	Umpqua Holdings Corp	1,401,670
36,720	Urban Edge Properties REIT	792,785
93,131	Valley National Bancorp	916,409
32,652	Waddell & Reed Financial Inc Class A	1,135,310
36,555	Washington Federal Inc	831,626
36,683	Webster Financial Corp	1,307,015
44,503	Weingarten Realty Investors REIT	1,473,494
45,927	WisdomTree Investments Inc(a)	740,803
73,575	WP Glimcher Inc REIT	857,885
38,573	WR Berkley Corp	2,097,214
		147,113,910
Industrial — 16.24%
17,036	Acuity Brands Inc	2,991,181
58,950	AECOM (b)	1,621,714
29,240	AGCO Corp	1,363,461
29,596	AO Smith Corp	1,929,363
24,523	AptarGroup Inc	1,617,537
36,901	Arrow Electronics Inc(b)	2,039,887
52,561	Avnet Inc	2,243,303
41,511	B/E Aerospace Inc	1,822,333
16,951	Belden Inc	791,442
38,047	Bemis Co Inc	1,505,520
25,506	Carlisle Cos Inc	2,228,714
19,501	CLARCOR Inc	929,808
21,059	Clean Harbors Inc(b)	925,964
33,972	Cognex Corp	1,167,618
22,919	Con-way Inc	1,087,507
19,787	Crane Co	922,272
49,004	Donaldson Co Inc(a)	1,376,032
19,670	Eagle Materials Inc	1,345,821
24,568	Energizer Holdings Inc	951,027
11,997	Esterline Technologies Corp(b)	862,464
16,483	FEI Co	1,203,918
62,576	Fortune Brands Home & Security Inc(c)	2,970,483
17,457	GATX Corp	770,727
20,775	Genesee & Wyoming Inc Class A(b)	1,227,387
114,407	Gentex Corp	1,773,308
22,539	Graco Inc	1,510,789
15,701	Granite Construction Inc	465,849
10,359	Greif Inc Class A	330,556
19,804	Hubbell Inc Class B	1,682,350
18,688	Huntington Ingalls Industries Inc Class A	2,002,419
30,250	IDEX Corp	2,156,825
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
35,378	ITT Corp	$ 1,182,687
75,665	Jabil Circuit Inc	1,692,626
57,286	KBR Inc	954,385
31,500	Kennametal Inc	784,035
66,190	Keysight Technologies Inc(b)	2,041,300
21,379	Kirby Corp(b)	1,324,429
20,985	KLX Inc(b)	750,004
34,979	Knowles Corp(a)(b)	644,663
16,989	Landstar System Inc	1,078,292
15,659	Lennox International Inc	1,774,634
26,573	Lincoln Electric Holdings Inc	1,393,222
56,267	Louisiana-Pacific Corp(a)(b)	801,242
10,837	Mettler-Toledo International Inc(b)(c)	3,085,727
12,799	MSA Safety Inc	511,576
39,678	National Instruments Corp	1,102,652
22,318	Nordson Corp	1,404,695
27,324	Old Dominion Freight Line Inc(b)	1,666,764
23,085	Orbital ATK Inc	1,659,119
30,532	Oshkosh Corp	1,109,228
38,211	Packaging Corp of America	2,298,774
17,474	Regal Beloit Corp	986,407
15,737	Silgan Holdings Inc	818,953
39,406	Sonoco Products Co	1,487,182
14,200	Tech Data Corp(b)	972,700
14,010	Teledyne Technologies Inc(b)	1,265,103
43,474	Terex Corp	779,924
29,385	Timken Co	807,794
100,392	Trimble Navigation Ltd(b)	1,648,437
60,298	Trinity Industries Inc	1,366,956
19,191	Triumph Group Inc	807,557
9,355	Valmont Industries Inc(a)	887,696
55,221	Vishay Intertechnology Inc	535,091
37,833	Wabtec Corp(c)	3,331,196
48,250	Waste Connections Inc	2,343,985
17,439	Werner Enterprises Inc	437,719
22,284	Woodward Inc	906,959
20,645	Zebra Technologies Corp Class A(b)	1,580,375
		94,041,667
Technology — 10.22%
41,627	3D Systems Corp(a)(b)	480,792
46,362	ACI Worldwide Inc(b)	979,165
31,158	Acxiom Corp(b)	615,682
245,010	Advanced Micro Devices Inc(a)(b)	421,417
75,313	Allscripts Healthcare Solutions Inc(b)	933,881
35,271	ANSYS Inc(b)(c)	3,108,786
163,234	Atmel Corp	1,317,298
46,250	Broadridge Financial Solutions Inc	2,559,938
113,926	Cadence Design Systems Inc(b)	2,355,990
62,626	CDK Global Inc(c)	2,992,270
16,952	CommVault Systems Inc(b)	575,690
38,247	Convergys Corp	883,888
40,239	Cree Inc(a)(b)	974,991
130,733	Cypress Semiconductor Corp	1,113,845
25,628	Diebold Inc	762,946
Shares		Fair Value
Technology — (continued)
13,378	DST Systems Inc	$ 1,406,563
12,129	Fair Isaac Corp	1,024,901
46,400	Fairchild Semiconductor International Inc(b)	651,456
56,891	Fortinet Inc(b)	2,416,730
57,808	Integrated Device Technology Inc(b)	1,173,502
53,621	Intersil Corp Class A	627,366
14,467	IPG Photonics Corp(b)	1,099,058
31,660	Jack Henry & Associates Inc	2,203,853
25,698	Leidos Holdings Inc	1,061,584
24,864	Lexmark International Inc Class A	720,559
28,677	Manhattan Associates Inc(b)	1,786,577
25,752	MAXIMUS Inc	1,533,789
39,990	Mentor Graphics Corp	984,954
38,587	MSCI Inc Class A	2,294,383
61,667	NCR Corp(b)	1,402,924
39,319	NetScout Systems Inc(b)	1,390,713
44,568	PTC Inc(b)	1,414,588
47,885	Rackspace Hosting Inc(b)	1,181,802
33,974	Rovi Corp(b)	356,387
16,172	Science Applications International Corp	650,276
15,707	Silicon Laboratories Inc(b)	652,469
25,972	SolarWinds Inc(b)	1,019,141
26,160	Solera Holdings Inc	1,412,640
14,192	Synaptics Inc(b)	1,170,272
61,002	Synopsys Inc(b)	2,817,072
82,296	Teradyne Inc	1,482,151
13,232	Tyler Technologies Inc(b)	1,975,670
11,172	Ultimate Software Group Inc(b)	1,999,900
44,575	VeriFone Systems Inc(b)	1,236,065
		59,223,924
Utilities — 4.89%
44,291	Alliant Energy Corp	2,590,581
69,066	Aqua America Inc	1,828,177
39,626	Atmos Energy Corp	2,305,441
17,722	Black Hills Corp	732,627
23,590	Cleco Corp	1,255,932
60,253	Great Plains Energy Inc	1,628,036
41,893	Hawaiian Electric Industries Inc	1,201,910
19,630	IDACORP Inc	1,270,257
77,228	MDU Resources Group Inc	1,328,322
33,032	National Fuel Gas Co(a)	1,650,939
78,048	OGE Energy Corp	2,135,393
20,779	ONE Gas Inc	941,912
31,505	PNM Resources Inc	883,715
69,656	Questar Corp	1,352,023
25,896	Talen Energy Corp(b)	261,550
67,548	UGI Corp	2,352,021
32,767	Vectren Corp	1,376,542
55,203	Westar Energy Inc	2,122,003
19,377	WGL Holdings Inc	1,117,472
		28,334,853
TOTAL COMMON STOCK — 98.48% (Cost $529,201,847)		$570,421,505
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.15%
$ 885,000	U.S. Treasury Bills(d) 0.05%, 12/10/2015	$ 884,913
Repurchase Agreements — 4.43%
1,280,890	Undivided interest of 14.01% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,280,890 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(e)	1,280,890
6,084,528	Undivided interest of 15.23% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $6,084,528 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(e)	6,084,528
6,084,528	Undivided interest of 16.10% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $6,084,528 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(e)	6,084,528
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,084,528	Undivided interest of 9.82% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $6,084,528 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(e)
		$ 6,084,528
6,084,528	Undivided interest of 9.82% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $6,084,528 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(e)	6,084,528
		25,619,002
SHORT TERM INVESTMENTS — 4.58% (Cost $26,503,915)		$ 26,503,915
TOTAL INVESTMENTS — 103.06% (Cost $555,705,762)		$596,925,420
OTHER ASSETS & LIABILITIES, NET — (3.06)%		$ (17,696,301)
TOTAL NET ASSETS — 100.00%		$579,229,119
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	71	USD	$9,676,590	December 2015	$(242,177)
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 570,421,505	$ —	$ —	$ 570,421,505
Short Term Investments	—	26,503,915	—	26,503,915
Total Assets	$ 570,421,505	$ 26,503,915	$ 0	$ 596,925,420
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (242,177)	$ —	$ —	$ (242,177)
Total Liabilities	$ (242,177)	$ 0	$ 0	$ (242,177)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$556,592,758
Gross unrealized appreciation on investments	100,203,112
Gross unrealized depreciation on investments	(59,870,450)
Net unrealized appreciation on investments	$ 40,332,662

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 80 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.70%
32,035	A Schulman Inc	$ 1,040,176
32,217	Aceto Corp	884,357
203,018	AK Steel Holding Corp(a)(b)	489,273
29,155	American Vanguard Corp	337,032
35,145	Balchem Corp	2,135,762
58,816	Calgon Carbon Corp	916,353
53,481	Century Aluminum Co(a)	246,012
21,028	Clearwater Paper Corp(a)	993,363
12,371	Deltic Timber Corp	739,909
70,924	Globe Specialty Metals Inc	860,308
10,360	Hawkins Inc	398,860
55,587	HB Fuller Co	1,886,623
21,853	Innophos Holdings Inc	866,253
27,278	Innospec Inc	1,268,700
64,954	Intrepid Potash Inc(a)	359,845
19,345	Kaiser Aluminum Corp	1,552,436
23,533	Koppers Holdings Inc	474,661
35,672	Kraton Performance Polymers Inc(a)	638,529
22,590	Materion Corp	678,152
18,436	Neenah Paper Inc	1,074,450
33,853	OM Group Inc	1,113,425
47,899	PH Glatfelter Co	824,821
14,786	Quaker Chemical Corp	1,139,705
48,884	Rayonier Advanced Materials Inc	299,170
33,869	Schweitzer-Mauduit International Inc	1,164,416
19,829	Stepan Co	825,085
133,575	Stillwater Mining Co(a)(b)	1,379,830
59,521	US Silica Holdings Inc(b)	838,651
9,567	Veritiv Corp(a)	356,275
		25,782,432
Communications — 5.20%
100,349	8x8 Inc(a)	829,886
56,089	ADTRAN Inc	818,899
31,652	Anixter International Inc(a)	1,828,853
11,920	Atlantic Tele-Network Inc	881,246
17,072	Black Box Corp	251,641
46,713	Blucora Inc(a)	643,238
12,163	Blue Nile Inc(a)	407,947
40,307	CalAmp Corp(a)(b)	648,540
234,071	Cincinnati Bell Inc(a)	730,302
36,515	comScore Inc(a)	1,685,167
18,355	Comtech Telecommunications Corp	378,297
55,939	Consolidated Communications Holdings Inc	1,077,945
47,473	DHI Group Inc(a)	347,028
6,658	ePlus Inc(a)	526,448
59,118	EW Scripps Co Class A	1,044,615
20,923	FTD Cos Inc(a)	623,505
129,172	Gannett Co Inc	1,902,704
54,473	General Cable Corp	648,229
33,016	General Communication Inc Class A(a)	569,856
99,036	Harmonic Inc(a)	574,409
45,519	Harte-Hanks Inc	160,682
Shares		Fair Value
Communications — (continued)
27,348	HealthStream Inc(a)	$ 596,460
87,981	Iridium Communications Inc(a)(b)	541,083
66,011	Ixia (a)	956,499
50,884	j2 Global Inc(c)	3,605,131
26,429	Liquidity Services Inc(a)	195,310
27,850	LogMeIn Inc(a)	1,898,256
23,413	Lumos Networks Corp	284,702
35,904	NETGEAR Inc(a)	1,047,320
67,600	NIC Inc	1,197,196
40,445	Perficient Inc(a)	624,066
40,251	QuinStreet Inc(a)	223,393
28,994	Scholastic Corp	1,129,606
22,646	Sizmek Inc(a)	135,650
23,907	Spok Holdings Inc	393,509
16,670	Stamps.com Inc(a)	1,233,747
33,596	VASCO Data Security International Inc(a)(b)	572,476
49,559	ViaSat Inc(a)(c)	3,186,148
265,136	Viavi Solutions Inc(a)	1,423,780
26,642	XO Group Inc(a)	376,451
		36,200,220
Consumer, Cyclical — 14.78%
14,616	Allegiant Travel Co(c)	3,160,710
15,119	American Woodmark Corp(a)	980,770
14,891	Arctic Cat Inc	330,282
43,626	Barnes & Noble Education Inc(a)	554,486
68,561	Barnes & Noble Inc	830,274
21,657	Big 5 Sporting Goods Corp	224,800
1,201	Biglari Holdings Inc(a)	439,254
22,869	BJ's Restaurants Inc(a)	984,053
25,133	Bob Evans Farms Inc	1,089,516
89,996	Boyd Gaming Corp(a)	1,466,935
30,757	Buckle Inc(b)	1,137,086
48,731	Caleres Inc	1,487,757
86,585	Callaway Golf Co	722,985
29,920	Cash America International Inc	836,862
28,567	Cato Corp Class A	972,135
22,951	Children's Place Inc	1,323,584
25,492	Core-Mark Holding Co Inc	1,668,451
81,622	Crocs Inc(a)	1,054,964
44,480	Daktronics Inc	385,642
18,945	DineEquity Inc	1,736,499
34,748	Dorman Products Inc(a)(b)	1,768,326
19,246	DTS Inc(a)	513,868
42,648	Essendant Inc	1,383,075
29,249	Ethan Allen Interiors Inc	772,466
80,945	Express Inc(a)	1,446,487
52,592	Ezcorp Inc Class A(a)	324,493
49,044	Finish Line Inc Class A	946,549
31,381	First Cash Financial Services Inc(a)	1,257,123
48,388	Francesca's Holdings Corp(a)	591,785
38,863	Fred's Inc Class A	460,527
22,070	G&K Services Inc Class A	1,470,303
44,387	G-III Apparel Group Ltd(a)	2,736,902
26,719	Genesco Inc(a)	1,524,853
39,674	Gentherm Inc(a)	1,782,156
25,448	Group 1 Automotive Inc	2,166,897
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
23,793	Haverty Furniture Cos Inc	$ 558,660
55,092	Hawaiian Holdings Inc(a)	1,359,671
27,436	Hibbett Sports Inc(a)(b)	960,534
53,193	Iconix Brand Group Inc(a)(b)	719,169
73,448	Interface Inc	1,648,173
43,921	Interval Leisure Group Inc	806,390
32,774	iRobot Corp(a)(b)	955,034
16,627	Kirkland's Inc	358,146
56,964	La-Z-Boy Inc	1,512,964
26,495	Lithia Motors Inc Class A	2,864,374
30,170	Lumber Liquidators Holdings Inc(a)(b)	396,434
27,483	M/I Homes Inc(a)	648,049
19,858	Marcus Corp	384,054
28,931	MarineMax Inc(a)	408,795
30,162	Marriott Vacations Worldwide Corp	2,055,239
53,813	Men's Wearhouse Inc	2,288,129
41,403	Meritage Homes Corp(a)	1,512,038
50,959	Mobile Mini Inc	1,569,028
11,812	Monarch Casino & Resort Inc(a)	212,262
17,618	Movado Group Inc	455,073
20,519	Outerwall Inc(b)	1,168,147
16,000	Oxford Industries Inc	1,182,080
32,170	Papa John's International Inc	2,203,002
58,670	Pep Boys-Manny Moe & Jack(a)	715,187
13,804	Perry Ellis International Inc(a)	303,136
23,134	PetMed Express Inc(b)	372,457
66,941	Pinnacle Entertainment Inc(a)	2,265,283
47,461	Pool Corp(c)	3,431,430
25,659	Popeyes Louisiana Kitchen Inc(a)	1,446,141
15,727	Red Robin Gourmet Burgers Inc(a)	1,191,163
45,454	Regis Corp(a)	595,447
57,749	Republic Airways Holdings Inc(a)	333,789
72,429	Ruby Tuesday Inc(a)	449,784
38,161	Ruth's Hospitality Group Inc	619,735
51,624	Ryland Group Inc	2,107,808
30,125	ScanSource Inc(a)	1,068,232
55,300	Scientific Games Corp Class A(a)(b)	577,885
58,141	Select Comfort Corp(a)	1,272,125
55,019	SkyWest Inc	917,717
36,937	Sonic Automotive Inc Class A	754,254
57,706	Sonic Corp	1,324,353
36,442	Stage Stores Inc	358,589
22,328	Standard Motor Products Inc	778,801
164,441	Standard Pacific Corp(a)	1,315,528
33,388	Stein Mart Inc	323,196
63,101	Steven Madden Ltd(a)	2,310,759
26,861	Superior Industries International Inc	501,763
69,579	Texas Roadhouse Inc	2,588,339
49,481	Titan International Inc(b)	327,069
48,964	Tuesday Morning Corp(a)	264,895
16,481	Unifi Inc(a)	491,299
17,122	UniFirst Corp	1,828,801
16,428	Universal Electronics Inc(a)	690,469
33,162	Vitamin Shoppe Inc(a)(b)	1,082,408
Shares		Fair Value
Consumer, Cyclical — (continued)
21,148	VOXX International Corp(a)	$ 156,918
29,482	Winnebago Industries Inc(b)	564,580
113,747	Wolverine World Wide Inc	2,461,485
24,134	Zumiez Inc(a)	377,214
		102,926,339
Consumer, Non-Cyclical — 19.31%
23,516	Abaxis Inc	1,034,469
42,753	ABIOMED Inc(a)(c)	3,965,768
62,420	ABM Industries Inc	1,704,690
47,033	Acorda Therapeutics Inc(a)	1,246,845
85,671	Affymetrix Inc(a)	731,630
39,212	Air Methods Corp(a)	1,336,737
29,451	Albany Molecular Research Inc(a)(b)	513,036
8,499	Almost Family Inc(a)	340,385
31,000	Amedisys Inc(a)	1,177,070
18,829	American Public Education Inc(a)	441,540
52,407	AMN Healthcare Services Inc(a)	1,572,734
53,632	Amsurg Corp(a)(c)	4,167,743
13,623	Analogic Corp	1,117,631
29,660	Andersons Inc	1,010,220
27,540	AngioDynamics Inc(a)	363,253
8,536	ANI Pharmaceuticals Inc(a)	337,257
16,653	Anika Therapeutics Inc(a)	530,065
63,917	B&G Foods Inc	2,329,775
54,105	Brink's Co	1,461,376
16,634	Calavo Growers Inc	742,542
34,569	Cal-Maine Foods Inc(b)	1,887,813
34,461	Cambrex Corp(a)	1,367,412
39,919	Cantel Medical Corp	2,263,407
12,414	Capella Education Co	614,741
49,903	Cardtronics Inc(a)	1,631,828
70,221	Career Education Corp(a)	264,031
14,622	CDI Corp	125,018
9,416	Central Garden & Pet Co(a)	145,665
37,193	Central Garden & Pet Co Class A(a)	599,179
18,652	Chemed Corp	2,489,482
28,963	CONMED Corp	1,382,694
11,337	CorVel Corp(a)	366,185
34,655	Cross Country Healthcare Inc(a)	471,655
28,212	CryoLife Inc	274,503
28,897	Cyberonics Inc(a)	1,756,360
24,395	Cynosure Inc Class A(a)	732,826
181,924	Darling Ingredients Inc(a)	2,044,826
67,788	Depomed Inc(a)	1,277,804
29,468	Diamond Foods Inc(a)	909,382
33,935	Emergent BioSolutions Inc(a)	966,808
14,398	Enanta Pharmaceuticals Inc(a)(b)	520,344
25,973	Ensign Group Inc	1,107,229
43,573	ExamWorks Group Inc(a)	1,274,074
11,839	Forrester Research Inc	372,218
28,403	Greatbatch Inc(a)	1,602,497
51,717	Green Dot Corp Class A(a)	910,219
57,103	Haemonetics Corp(a)	1,845,569
37,914	Hanger Inc(a)	517,147
79,284	Healthcare Services Group Inc	2,671,871
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,617	HealthEquity Inc(a)	$1,141,132
35,171	Healthways Inc(a)	391,101
40,513	Heartland Payment Systems Inc	2,552,724
18,659	Heidrick & Struggles International Inc	362,918
31,802	Helen of Troy Ltd(a)(c)	2,839,919
97,600	HMS Holdings Corp(a)	855,952
15,706	ICU Medical Inc(a)	1,719,807
75,269	Impax Laboratories Inc(a)(b)(c)	2,650,221
15,093	Inogen Inc(a)	732,765
21,334	Insperity Inc	937,203
31,554	Integra LifeSciences Holdings Corp(a)	1,879,041
19,505	Inter Parfums Inc	483,919
33,692	Invacare Corp	487,523
19,412	IPC Healthcare Inc(a)	1,508,118
16,575	J&J Snack Foods Corp	1,883,914
33,480	Kelly Services Inc Class A	473,407
94,348	Kindred Healthcare Inc	1,485,981
57,018	Korn/Ferry International	1,885,585
11,011	Landauer Inc	407,297
30,360	Lannett Co Inc(a)	1,260,547
7,293	Lendingtree Inc(a)	678,468
13,871	LHC Group Inc(a)	621,005
20,244	Ligand Pharmaceuticals Inc(a)	1,733,899
43,677	Luminex Corp(a)	738,578
30,348	Magellan Health Inc(a)	1,682,190
50,543	Masimo Corp(a)	1,948,938
36,353	Matthews International Corp Class A	1,780,206
73,675	Medicines Co(a)(c)	2,796,703
10,766	Medifast Inc(a)	289,175
45,176	Meridian Bioscience Inc	772,510
48,677	Merit Medical Systems Inc(a)	1,163,867
109,672	MiMedx Group Inc(a)(b)	1,058,335
69,590	Momenta Pharmaceuticals Inc(a)	1,141,972
35,210	Monro Muffler Brake Inc	2,378,436
103,640	Monster Worldwide Inc(a)	665,369
36,339	Natus Medical Inc(a)	1,433,574
53,775	Navigant Consulting Inc(a)	855,560
145,686	Nektar Therapeutics(a)(b)	1,596,719
41,021	Neogen Corp(a)	1,845,535
32,657	Nutrisystem Inc	866,064
54,605	NuVasive Inc(a)	2,633,053
52,637	On Assignment Inc(a)	1,942,305
33,896	PharMerica Corp(a)	965,019
58,147	Prestige Brands Holdings Inc(a)	2,625,918
14,601	Providence Service Corp(a)	636,312
36,487	Repligen Corp(a)	1,016,163
42,838	Resources Connection Inc	645,569
26,089	Sagent Pharmaceuticals Inc(a)	399,944
22,193	Sanderson Farms Inc(b)	1,521,774
116,314	Select Medical Holdings Corp	1,255,028
5,937	Seneca Foods Corp Class A(a)	156,440
57,567	Snyder's-Lance Inc	1,941,735
41,894	SpartanNash Co	1,082,960
64,134	Spectrum Pharmaceuticals Inc(a)(b)	383,521
12,591	Strayer Education Inc(a)	692,127
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,001	Supernus Pharmaceuticals Inc(a)	$ 519,124
14,264	SurModics Inc(a)	311,526
46,707	TrueBlue Inc(a)	1,049,506
25,619	Universal Corp	1,269,934
22,266	Universal Technical Institute Inc	78,154
19,192	Vascular Solutions Inc(a)	622,013
21,902	Viad Corp	634,939
47,149	Wausau Paper Corp	301,754
14,772	WD-40 Co(b)	1,315,742
		134,504,290
Energy — 2.39%
38,976	Approach Resources Inc(a)	72,885
37,562	Basic Energy Services Inc(a)(b)	123,955
52,811	Bill Barrett Corp(a)(b)	174,276
42,809	Bonanza Creek Energy Inc(a)	174,233
38,706	Bristow Group Inc	1,012,549
22,106	CARBO Ceramics Inc(b)	419,793
53,540	Carrizo Oil & Gas Inc(a)	1,635,111
64,455	Cloud Peak Energy Inc(a)(b)	169,517
16,309	Contango Oil & Gas Co(a)	123,948
76,307	Exterran Holdings Inc	1,373,526
59,370	Flotek Industries Inc(a)(b)	991,479
24,288	FutureFuel Corp	239,965
13,749	Geospace Technologies Corp(a)	189,874
38,192	Green Plains Inc	743,216
15,745	Gulf Island Fabrication Inc	165,795
28,416	Gulfmark Offshore Inc Class A(b)	173,622
134,659	ION Geophysical Corp(a)	52,517
29,934	Matrix Service Co(a)	672,617
93,683	Newpark Resources Inc(a)	479,657
60,491	Northern Oil & Gas Inc(a)(b)	267,370
44,221	PDC Energy Inc(a)	2,344,155
75,743	Penn Virginia Corp(a)(b)	40,144
74,068	Pioneer Energy Services Corp(a)	155,543
6,334	REX American Resources Corp(a)	320,627
52,451	Rex Energy Corp(a)	108,573
18,507	SEACOR Holdings Inc(a)	1,106,904
62,302	Stone Energy Corp(a)	309,018
70,541	SunCoke Energy Inc	548,809
105,311	Synergy Resources Corp(a)	1,032,048
38,324	Tesco Corp	273,633
90,913	TETRA Technologies Inc(a)	537,296
53,295	Unit Corp(a)	600,102
		16,632,757
Financial — 24.13%
75,865	Acadia Realty Trust REIT	2,281,261
19,767	Agree Realty Corp REIT	590,045
43,545	American Assets Trust Inc REIT	1,779,249
89,610	American Equity Investment Life Holding Co	2,088,809
20,711	AMERISAFE Inc	1,029,958
100,748	Astoria Financial Corp	1,622,043
47,932	Bank Mutual Corp	368,118
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
21,429	Banner Corp	$1,023,663
87,216	BBCN Bancorp Inc	1,309,984
15,851	BofI Holding Inc(a)	2,042,084
92,477	Boston Private Financial Holdings Inc	1,081,981
75,897	Brookline Bancorp Inc	769,596
18,875	Calamos Asset Management Inc Class A	178,935
106,479	Capstead Mortgage Corp REIT	1,053,077
35,844	Cardinal Financial Corp	824,770
50,914	CareTrust REIT Inc	577,874
79,968	Cedar Realty Trust Inc REIT	496,601
35,904	Central Pacific Financial Corp	752,907
65,617	Chesapeake Lodging Trust REIT	1,709,979
16,593	City Holding Co(b)	818,035
64,104	Columbia Banking System Inc	2,000,686
45,328	Community Bank System Inc	1,684,842
29,137	CoreSite Realty Corp REIT	1,498,807
226,708	Cousins Properties Inc REIT	2,090,248
109,366	CVB Financial Corp	1,826,412
221,410	DiamondRock Hospitality Co REIT	2,446,580
33,998	Dime Community Bancshares Inc	574,566
35,263	EastGroup Properties Inc REIT	1,910,549
53,154	Education Realty Trust Inc REIT	1,751,424
17,015	eHealth Inc(a)	217,962
35,994	Employers Holdings Inc	802,306
25,655	Encore Capital Group Inc(a)(b)	949,235
28,797	Enova International Inc(a)	294,305
64,537	EPR Properties REIT(c)	3,328,173
37,946	Evercore Partners Inc Class A	1,906,407
56,896	Financial Engines Inc(b)	1,676,725
128,070	First BanCorp(a)	455,929
99,692	First Commonwealth Financial Corp	906,200
68,772	First Financial Bancorp	1,312,170
70,687	First Financial Bankshares Inc	2,246,433
86,728	First Midwest Bancorp Inc	1,521,209
17,497	First NBC Bank Holding Co(a)	613,095
193,185	FNB Corp	2,501,746
37,396	Forestar Group Inc(a)	491,757
99,480	Franklin Street Properties Corp REIT	1,069,410
82,372	GEO Group Inc REIT	2,449,743
28,271	Getty Realty Corp REIT	446,682
83,196	Glacier Bancorp Inc	2,195,542
77,992	Government Properties Income Trust REIT(b)	1,247,872
30,517	Greenhill & Co Inc	868,819
35,695	Hanmi Financial Corp	899,514
9,617	HCI Group Inc	372,851
110,821	Healthcare Realty Trust Inc REIT	2,753,902
38,394	HFF Inc Class A	1,296,181
65,040	Home BancShares Inc	2,634,120
45,211	Horace Mann Educators Corp	1,501,909
28,678	Independent Bank Corp	1,322,056
12,793	Infinity Property & Casualty Corp	1,030,348
Shares		Fair Value
Financial — (continued)
98,411	Inland Real Estate Corp REIT	$ 797,129
63,274	Interactive Brokers Group Inc Class A	2,497,425
36,568	Investment Technology Group Inc	487,817
91,811	Kite Realty Group Trust REIT	2,186,020
47,795	LegacyTexas Financial Group Inc	1,456,792
234,098	Lexington Realty Trust REIT	1,896,194
39,518	LTC Properties Inc REIT	1,686,233
41,270	MarketAxess Holdings Inc(c)	3,833,158
77,556	MB Financial Inc	2,531,428
258,342	Medical Properties Trust Inc REIT(c)	2,857,263
155,756	National Penn Bancshares Inc	1,830,133
11,892	Navigators Group Inc(a)	927,338
49,088	NBT Bancorp Inc	1,322,431
51,457	Northfield Bancorp Inc	782,661
113,098	Northwest Bancshares Inc	1,470,274
48,279	OFG Bancorp	421,476
127,510	Old National Bancorp	1,776,214
42,683	Oritani Financial Corp	666,708
91,494	Parkway Properties Inc REIT	1,423,647
76,846	Pennsylvania REIT	1,523,856
37,735	Pinnacle Financial Partners Inc	1,864,486
17,018	Piper Jaffray Cos(a)	615,541
60,375	Post Properties Inc REIT(c)	3,519,259
53,378	PRA Group Inc(a)(b)	2,824,764
87,283	PrivateBancorp Inc(c)	3,345,557
59,211	ProAssurance Corp	2,905,484
64,981	Provident Financial Services Inc	1,267,130
21,345	PS Business Parks Inc REIT	1,694,366
108,606	Retail Opportunity Investments Corp REIT	1,796,343
41,975	RLI Corp	2,246,922
38,027	S&T Bancorp Inc	1,240,441
71,621	Sabra Health Care Inc REIT	1,660,175
15,600	Safety Insurance Group Inc	844,740
13,001	Saul Centers Inc REIT	672,802
62,859	Selective Insurance Group Inc	1,952,401
30,694	Simmons First National Corp Class A	1,471,163
26,563	Southside Bancshares Inc	731,811
131,259	Sterling Bancorp	1,951,821
24,189	Stewart Information Services Corp	989,572
95,679	Summit Hotel Properties Inc REIT	1,116,574
69,874	Talmer Bancorp Inc Class A	1,163,402
50,561	Texas Capital Bancshares Inc(a)	2,650,408
13,335	Tompkins Financial Corp	711,556
108,490	TrustCo Bank Corp NY	633,582
46,848	UMB Financial Corp	2,380,347
72,151	United Bankshares Inc	2,741,016
64,004	United Community Banks Inc	1,308,242
23,905	United Fire Group Inc	837,870
19,470	United Insurance Holdings Corp	256,031
13,800	Universal Health Realty Income Trust REIT	647,772
35,998	Universal Insurance Holdings Inc	1,063,381
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,876	Urstadt Biddle Properties Inc REIT Class A	$ 559,876
7,729	Virtus Investment Partners Inc	776,765
39,798	WageWorks Inc(a)	1,794,094
30,366	Walker & Dunlop Inc(a)	791,945
28,445	Westamerica Bancorporation	1,264,096
76,586	Wilshire Bancorp Inc	804,919
53,552	Wintrust Financial Corp	2,861,283
9,113	World Acceptance Corp(a)(b)	244,593
		168,072,411
Industrial — 15.97%
46,316	AAON Inc	897,604
37,506	AAR Corp	711,489
66,290	Actuant Corp Class A	1,219,073
45,510	Advanced Energy Industries Inc(a)	1,196,913
39,094	Aegion Corp(a)	644,269
69,628	Aerojet Rocketdyne Holdings Inc(a)	1,126,581
21,738	Aerovironment Inc(a)	435,630
31,760	Albany International Corp Class A	908,654
7,468	American Science & Engineering Inc	265,562
32,114	Apogee Enterprises Inc	1,433,890
44,645	Applied Industrial Technologies Inc	1,703,207
26,871	ArcBest Corp	692,466
21,448	Astec Industries Inc	718,722
27,836	Atlas Air Worldwide Holdings Inc(a)	962,012
28,293	AZZ Inc	1,377,586
15,779	Badger Meter Inc	916,129
57,339	Barnes Group Inc	2,067,071
11,183	Bel Fuse Inc Class B	217,398
55,882	Benchmark Electronics Inc(a)	1,215,992
43,993	Boise Cascade Co(a)	1,109,503
52,950	Brady Corp Class A	1,040,997
49,141	Briggs & Stratton Corp	948,913
30,480	Celadon Group Inc	488,290
34,734	Chart Industries Inc(a)	667,240
48,631	Checkpoint Systems Inc	352,575
18,539	CIRCOR International Inc	743,785
27,638	Coherent Inc(a)	1,511,799
42,417	Comfort Systems USA Inc	1,156,287
36,533	CTS Corp	676,226
24,036	Cubic Corp	1,008,070
51,800	Curtiss-Wright Corp(c)	3,233,356
26,510	Drew Industries Inc	1,447,711
14,551	DXP Enterprises Inc(a)	396,951
37,642	Dycom Industries Inc(a)	2,723,775
28,077	Echo Global Logistics Inc(a)	550,309
26,469	Electro Scientific Industries Inc	122,816
69,387	EMCOR Group Inc(c)	3,070,375
22,959	Encore Wire Corp	750,071
51,715	EnerSys	2,770,890
23,930	EnPro Industries Inc	937,338
21,928	Era Group Inc(a)	328,262
29,121	ESCO Technologies Inc	1,045,444
Shares		Fair Value
Industrial — (continued)
28,946	Exponent Inc	$1,289,834
33,345	Fabrinet (a)	611,214
19,155	FARO Technologies Inc(a)	670,425
69,799	Federal Signal Corp	956,944
34,081	Forward Air Corp	1,414,021
43,752	Franklin Electric Co Inc	1,191,367
32,853	Gibraltar Industries Inc(a)	602,853
42,459	Griffon Corp	669,578
90,938	Harsco Corp	824,808
14,034	Haynes International Inc	531,047
82,072	Headwaters Inc(a)	1,542,954
68,642	Heartland Express Inc	1,368,721
69,194	Hillenbrand Inc	1,799,736
36,226	Hornbeck Offshore Services Inc(a)(b)	490,138
39,967	Hub Group Inc Class A(a)	1,455,198
57,747	II-VI Inc(a)	928,572
42,819	Itron Inc(a)	1,366,354
32,288	John Bean Technologies Corp	1,235,016
30,165	Kaman Corp	1,081,415
95,740	KapStone Paper & Packaging Corp	1,580,667
67,999	Knight Transportation Inc	1,631,976
12,485	Lindsay Corp(b)	846,358
24,949	Littelfuse Inc	2,274,101
22,368	LSB Industries Inc(a)	342,678
18,519	Lydall Inc(a)	527,606
25,982	Marten Transport Ltd	420,129
47,876	Matson Inc	1,842,747
43,184	Methode Electronics Inc	1,377,570
37,348	Moog Inc Class A(a)	2,019,406
62,699	Mueller Industries Inc	1,854,636
23,959	Myers Industries Inc	321,051
23,848	MYR Group Inc(a)	624,818
5,146	National Presto Industries Inc	433,602
42,980	Newport Corp(a)	590,975
9,785	Olympic Steel Inc	97,361
28,096	Orion Marine Group Inc(a)	168,014
20,656	OSI Systems Inc(a)	1,589,686
22,562	Park Electrochemical Corp	396,866
54,459	PGT Inc(a)	668,757
37,404	Plexus Corp(a)	1,443,046
10,010	Powell Industries Inc	301,301
37,511	Quanex Building Products Corp	681,575
34,298	Roadrunner Transportation Systems Inc(a)	631,083
31,400	Rofin-Sinar Technologies Inc(a)	814,202
20,769	Rogers Corp(a)	1,104,495
27,246	Saia Inc(a)	843,264
90,339	Sanmina Corp(a)	1,930,544
45,823	Simpson Manufacturing Co Inc	1,534,612
45,783	SPX Corp	545,733
45,783	SPX Flow Inc(a)	1,576,309
14,181	Standex International Corp	1,068,538
21,073	Sturm Ruger & Co Inc(b)	1,236,774
59,386	TASER International Inc(a)(b)	1,307,977
20,452	Tennant Co	1,148,993
67,013	Tetra Tech Inc	1,629,086
51,873	Tidewater Inc(b)	681,611
41,771	TimkenSteel Corp	422,723
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
43,050	TopBuild Corp(a)	$ 1,333,259
29,368	Tredegar Corp	384,133
72,028	TTM Technologies Inc(a)	448,734
22,644	Universal Forest Products Inc	1,306,106
24,183	US Ecology Inc	1,055,588
101,269	UTi Worldwide Inc(a)	464,825
19,137	Vicor Corp(a)	195,197
31,425	Watts Water Technologies Inc Class A	1,659,868
		111,180,006
Technology — 9.67%
17,227	Agilysys Inc(a)	191,564
51,760	Blackbaud Inc	2,904,771
42,017	Bottomline Technologies (DE) Inc(a)	1,050,845
75,145	Brooks Automation Inc	879,948
27,401	Cabot Microelectronics Corp(a)	1,061,515
26,633	CACI International Inc Class A(a)	1,970,043
23,700	CEVA Inc(a)	440,109
76,190	Ciber Inc(a)	242,284
69,893	Cirrus Logic Inc(a)	2,202,328
30,122	Cohu Inc	297,003
11,999	Computer Programs & Systems Inc(b)	505,518
36,579	Constant Contact Inc(a)	886,675
36,539	CSG Systems International Inc	1,125,401
50,758	Dealertrack Technologies Inc(a)(c)	3,205,875
27,792	Digi International Inc(a)	327,668
43,128	Diodes Inc(a)	921,645
24,982	DSP Group Inc(a)	227,586
30,246	Ebix Inc(b)	754,940
52,973	Electronics For Imaging Inc(a)	2,292,671
20,151	Engility Holdings Inc	519,493
36,690	Epiq Systems Inc	474,035
54,023	Exar Corp(a)	321,437
36,137	ExlService Holdings Inc(a)	1,334,539
41,653	Insight Enterprises Inc(a)	1,076,730
19,161	Interactive Intelligence Group Inc(a)(b)	569,273
64,509	Kopin Corp(a)	202,558
78,874	Kulicke & Soffa Industries Inc(a)	724,063
57,373	LivePerson Inc(a)	433,740
51,765	Lumentum Holdings Inc(a)	877,417
27,771	ManTech International Corp Class A	713,715
66,889	MedAssets Inc(a)	1,341,793
61,059	Medidata Solutions Inc(a)	2,571,195
37,176	Mercury Systems Inc(a)	591,470
105,503	Microsemi Corp(a)(c)	3,462,608
10,425	MicroStrategy Inc Class A(a)	2,048,200
58,752	MKS Instruments Inc	1,969,955
40,101	Monolithic Power Systems Inc	2,053,171
43,406	Monotype Imaging Holdings Inc	947,119
16,247	MTS Systems Corp	976,607
26,686	Nanometrics Inc(a)	323,968
39,291	Omnicell Inc(a)	1,221,950
23,740	Pericom Semiconductor Corp	433,255
32,787	Power Integrations Inc	1,382,628
Shares		Fair Value
Technology — (continued)
56,267	Progress Software Corp(a)	$ 1,453,377
95,375	QLogic Corp(a)	977,594
50,277	Quality Systems Inc	627,457
35,195	Rudolph Technologies Inc(a)	438,178
72,765	Semtech Corp(a)	1,098,752
39,740	Super Micro Computer Inc(a)	1,083,312
43,311	Sykes Enterprises Inc(a)	1,104,431
43,850	Synchronoss Technologies Inc(a)	1,438,280
32,316	SYNNEX Corp	2,748,799
95,542	Take-Two Interactive Software Inc(a)	2,744,922
42,257	Tangoe Inc(a)	304,250
19,016	TeleTech Holdings Inc	509,439
54,479	Tessera Technologies Inc	1,765,664
30,758	Ultratech Inc(a)	492,743
45,848	Veeco Instruments Inc(a)(b)	940,343
29,672	Virtusa Corp(a)	1,522,470
		67,309,319
Utilities — 4.22%
50,667	ALLETE Inc	2,558,177
40,930	American States Water Co	1,694,502
69,065	Avista Corp	2,296,411
44,368	El Paso Electric Co	1,633,630
47,785	Laclede Group Inc	2,605,716
94,357	New Jersey Resources Corp	2,833,541
30,307	Northwest Natural Gas Co	1,389,273
51,937	NorthWestern Corp	2,795,769
87,434	Piedmont Natural Gas Co Inc(b)(c)	3,503,480
75,390	South Jersey Industries Inc	1,903,597
51,960	Southwest Gas Corp	3,030,307
62,453	UIL Holdings Corp(c)	3,139,512
		29,383,915
TOTAL COMMON STOCK — 99.37% (Cost $611,534,049)		$691,991,689
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.10%
$ 715,000	U.S. Treasury Bills(d) 0.06%, 12/10/2015	$ 714,923
Repurchase Agreements — 5.05%
8,352,838	Undivided interest of 13.49% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $8,352,838 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(e)	8,352,838
8,352,838	Undivided interest of 13.49% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $8,352,838 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(e)	8,352,838
1,758,409	Undivided interest of 19.24% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,758,409 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(e)	1,758,409
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,352,838	Undivided interest of 20.91% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $8,352,838 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(e)
		$ 8,352,838
8,352,838	Undivided interest of 22.11% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $8,352,838 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(e)	8,352,838
		35,169,761
SHORT TERM INVESTMENTS — 5.15% (Cost $35,884,684)		$ 35,884,684
TOTAL INVESTMENTS — 104.52% (Cost $647,418,733)		$727,876,373
OTHER ASSETS & LIABILITIES, NET — (4.52)%		$ (31,486,857)
TOTAL NET ASSETS — 100.00%		$696,389,516
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	76	USD	$8,328,840	December 2015	$(274,769)
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 691,991,689	$ —	$ —	$ 691,991,689
Short Term Investments	—	35,884,684	—	35,884,684
Total Assets	$ 691,991,689	$ 35,884,684	$ 0	$ 727,876,373
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (274,769)	$ —	$ —	$ (274,769)
Total Liabilities	$ (274,769)	$ 0	$ 0	$ (274,769)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$651,752,425
Gross unrealized appreciation on investments	163,913,227
Gross unrealized depreciation on investments	(87,789,279)
Net unrealized appreciation on investments	$ 76,123,948

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 98 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.19%
$1,436,466	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 0.91%, 09/25/2034	$1,428,050
594,270	Americold 2010 LLC Trust(b) Series 2010-ARTA Class A1 3.85%, 01/14/2029	620,635
600,004	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 0.81%, 04/25/2034	591,698
500,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2011-3A Class A 3.41%, 11/20/2017	511,235
1,125,000	CAL Funding II Ltd(b) Series 2013-1A Class A 3.35%, 03/27/2028	1,138,954
8,022	Centex Home Equity Loan Trust(a) Series 2004-A Class AF6 4.27%, 01/25/2034	8,028
292,500	CLI Funding LLC(b) Series 2013 Class 1A 2.83%, 03/18/2028	294,112
1,130,700	CLI Funding V LLC(b) Series 2013-2A Class Note 3.22%, 06/18/2028	1,125,798
	Commercial Mortgage Pass Through Certificates
	Series 2013-CR10 Class A1
1,512,929	1.28%, 08/10/2046	1,514,126
	Series 2013-LC13 Class A1
1,645,615	1.31%, 08/10/2046	1,643,061
758,333	Cronos Containers Program Ltd(b) Series 2013-1A Class A 3.08%, 04/18/2028	760,448
	Enterprise Fleet Financing LLC(b)
	Series 2013-2 Class A2
389,398	1.06%, 03/20/2019	389,337
	Series 2014-1 Class A3
1,450,000	1.38%, 09/20/2019	1,450,735
	Series 2014-2 Class A2
2,612,170	1.05%, 03/20/2020	2,607,643
758,333	Global SC Finance II SRL(b) Series 2013-1A Class A 2.98%, 04/17/2028	764,424
449,726	GMACM Home Equity Loan Trust(a) Series 2007-HE2 Class A3 6.19%, 12/25/2037	447,382
	GS Mortgage Securities Corp Trust
	Series 2014-NEW Class A1
1,606,459	1.76%, 01/10/2031(b)	1,605,266
	Series 2013-GC14 Class A1
530,793	1.22%, 08/10/2046	531,008
1,200,000	HSBC Home Equity Loan Trust USA(a) Series 2006-4 Class M1 0.48%, 03/20/2036	1,176,328
Principal Amount		Fair Value
Non-Agency — (continued)
$ 785,749	JP Morgan Chase Commercial Mortgage Securities Trust(b) Series 2011-C4 Class A2 3.34%, 07/15/2046	$ 792,789
35,158	Morgan Stanley Capital I Trust(a) Series 2006-T21 Class A4 5.16%, 10/12/2052	35,120
750,000	Oscar US Funding Trust(b) Series 2014-1A Class A3 1.72%, 04/15/2019	757,188
	Oscar US Funding Trust II(b)
	Series 2015-1A Class A3
1,000,000	1.86%, 10/15/2019	1,001,422
	Series 2015-1A Class A4
700,000	2.44%, 06/15/2022	703,581
120,140	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	132,768
100,294	Wells Fargo Commercial Mortgage Trust(b) Series 2010-C1 Class A1 3.35%, 11/15/2043	104,186
	WFRBS Commercial Mortgage Trust
	Series 2011-C4 Class A2
148,700	3.45%, 06/15/2044(b)	150,371
	Series 2011-C5 Class A2
1,000,000	2.68%, 11/15/2044	1,010,231
	Series 2012-C8 Class A2
1,500,000	1.88%, 08/15/2045	1,511,422
	Series 2013-C16 Class A1
1,602,035	1.41%, 09/15/2046	1,605,984
		26,413,330
U.S. Government Agency — 0.03%
	Federal National Mortgage Association
	Series 2003-T4 Class 2A6
41,112	4.76%, 07/26/2033(c)	43,533
	Series 2004-T9 Class A1
4,894	0.47%, 04/25/2035(a)	4,883
		48,416
TOTAL ASSET-BACKED SECURITIES — 15.22% (Cost $26,215,290)		$26,461,746
CORPORATE BONDS AND NOTES
Basic Materials — 5.35%
2,000,000	Eastman Chemical Co 2.40%, 06/01/2017	2,026,446
1,000,000	Ecolab Inc 1.55%, 01/12/2018	994,998
1,000,000	Freeport-McMoRan Copper & Gold Inc 2.30%, 11/14/2017	902,500
1,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	1,005,006
1,447,500	Glencore Finance Canada Ltd(b) 5.80%, 11/15/2016	1,375,125
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$1,000,000	Rio Tinto Finance USA PLC 1.63%, 08/21/2017	$ 996,528
2,000,000	Sherwin-Williams Co 1.35%, 12/15/2017	1,992,756
		9,293,359
Communications — 5.48%
1,725,000	AT&T Inc 5.50%, 02/01/2018	1,869,110
2,000,000	CBS Corp 1.95%, 07/01/2017	2,009,590
1,000,000	NBCUniversal Enterprise Inc(b) 1.66%, 04/15/2018	1,003,709
500,000	Pearson Funding Two PLC(b) 4.00%, 05/17/2016	508,817
2,000,000	Verizon Communications Inc 3.65%, 09/14/2018	2,108,180
	Viacom Inc
1,000,000	2.50%, 12/15/2016	1,011,247
1,000,000	3.50%, 04/01/2017	1,024,945
		9,535,598
Consumer, Cyclical — 7.69%
1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	1,516,610
1,000,000	Daimler Finance North America LLC(b) 1.38%, 08/01/2017	987,200
	Ford Motor Credit Co LLC
500,000	1.50%, 01/17/2017	498,265
2,000,000	1.72%, 12/06/2017	1,986,606
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020	1,035,000
1,000,000	Harley-Davidson Financial Services Inc(b) 2.40%, 09/15/2019	1,009,856
365,505	JetBlue Airways 2004-2 G-1 Pass Through Trust(a) 0.70%, 08/15/2016	363,677
1,000,000	Kia Motors Corp(b) 3.63%, 06/14/2016	1,013,371
	Mattel Inc
1,000,000	2.50%, 11/01/2016	1,014,133
1,000,000	1.70%, 03/15/2018	995,533
1,000,000	Newell Rubbermaid Inc 2.05%, 12/01/2017	1,001,574
	Volkswagen Group of America Finance LLC(b)
1,000,000	0.55%, 05/23/2016(a)	982,492
1,000,000	1.60%, 11/20/2017	959,448
		13,363,765
Consumer, Non-Cyclical — 11.87%
1,000,000	AbbVie Inc 1.75%, 11/06/2017	1,002,971
2,000,000	Actavis Funding SCS 1.85%, 03/01/2017	2,004,610
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017	1,004,383
933,000	Bunge Ltd Finance Corp 4.10%, 03/15/2016	944,743
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	$ 1,001,076
	Constellation Brands Inc
1,015,000	7.25%, 09/01/2016	1,055,600
1,000,000	7.25%, 05/15/2017	1,072,500
2,000,000	Gilead Sciences Inc 1.85%, 09/04/2018	2,013,968
1,000,000	HJ Heinz Co(b) 2.00%, 07/02/2018	1,001,393
2,000,000	JM Smucker Co(b) 1.75%, 03/15/2018	2,004,586
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	505,822
2,000,000	McGraw Hill Financial Inc(b) 2.50%, 08/15/2018	2,015,196
1,000,000	Western Union Co 2.38%, 12/10/2015	1,002,251
1,000,000	WM Wrigley Jr Co(b) 1.40%, 10/21/2016	1,002,434
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 04/01/2017	1,995,982
1,000,000	Zoetis Inc 1.15%, 02/01/2016	1,000,677
		20,628,192
Energy — 12.19%
1,000,000	Boardwalk Pipelines LP(d) 5.50%, 02/01/2017	1,029,285
	Cameron International Corp
1,557,000	1.15%, 12/15/2016	1,552,036
1,500,000	1.40%, 06/15/2017	1,490,085
2,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(b) 1.70%, 05/01/2018	1,995,480
2,000,000	Columbia Pipeline Group Inc(b) 2.45%, 06/01/2018	2,003,866
2,000,000	Continental Resources Inc 7.13%, 04/01/2021	2,057,500
	Enterprise Products Operating LLC
1,000,000	1.65%, 05/07/2018	993,180
2,000,000	8.38%, 08/01/2066(a)	1,967,500
1,000,000	FMC Technologies Inc 2.00%, 10/01/2017	997,113
476,086	Kern River Funding Corp(b) 4.89%, 04/30/2018	500,370
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,042,442
1,000,000	National Oilwell Varco Inc 1.35%, 12/01/2017	992,435
1,000,000	Phillips 66 2.95%, 05/01/2017	1,023,042
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 6.13%, 01/15/2017	1,051,557
1,000,000	Schlumberger Norge AS(b) 1.25%, 08/01/2017	997,332
1,000,000	TransCanada PipeLines Ltd 1.88%, 01/12/2018	1,004,527
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	$ 499,907
		21,197,657
Financial — 29.42%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	990,000
170,000	American Express Credit Corp 5.30%, 12/02/2015	171,301
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,044,424
1,000,000	3.88%, 03/22/2017	1,033,096
1,000,000	1.70%, 08/25/2017	1,002,628
1,000,000	5.75%, 12/01/2017	1,080,944
1,000,000	1.75%, 06/05/2018	997,633
2,000,000	Bank of Montreal 1.40%, 04/10/2018	1,987,158
2,000,000	Bank of Nova Scotia(d) 1.70%, 06/11/2018	1,996,968
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(b) 1.20%, 03/10/2017	1,991,904
1,000,000	Capital One NA 2.35%, 08/17/2018	1,002,785
	Citigroup Inc
2,000,000	4.45%, 01/10/2017	2,079,682
1,000,000	1.35%, 03/10/2017	998,195
1,000,000	2.15%, 07/30/2018	1,004,961
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,541,613
1,000,000	Credit Suisse 1.38%, 05/26/2017	999,089
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,008,808
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,006,940
2,000,000	General Electric Capital Corp 5.63%, 05/01/2018	2,214,120
	Goldman Sachs Group Inc
308,000	3.63%, 02/07/2016	310,949
1,000,000	5.75%, 10/01/2016	1,045,580
1,000,000	6.25%, 09/01/2017	1,086,738
1,000,000	5.95%, 01/18/2018	1,092,508
2,000,000	HSBC USA Inc 2.00%, 08/07/2018	2,003,194
	JPMorgan Chase & Co
2,000,000	3.15%, 07/05/2016	2,033,860
2,000,000	1.70%, 03/01/2018(d)	1,995,450
250,000	Lehman Brothers Holdings Inc Escrow Account(e)(f) 0.00%, 10/15/2020	25,625
1,000,000	Macquarie Bank Ltd(b) 1.65%, 03/24/2017	1,002,939
	Morgan Stanley
2,000,000	3.80%, 04/29/2016	2,032,788
1,000,000	6.63%, 04/01/2018	1,113,534
2,000,000	PNC Financial Services Group Inc 1.85%, 07/20/2018	2,008,560
1,000,000	Pricoa Global Funding I(b) 1.90%, 09/21/2018	1,005,429
Principal Amount		Fair Value
Financial — (continued)
	Royal Bank of Canada
$1,000,000	1.40%, 10/13/2017	$ 999,498
1,000,000	2.20%, 07/27/2018	1,014,977
2,000,000	Toronto-Dominion Bank 1.75%, 07/23/2018	2,003,544
1,000,000	UBS AG 1.38%, 06/01/2017	998,082
2,000,000	US Bancorp 1.95%, 11/15/2018	2,020,862
2,000,000	Wachovia Corp 5.75%, 02/01/2018	2,188,500
1,000,000	Wells Fargo & Co 1.50%, 01/16/2018	999,051
		51,133,917
Industrial — 8.24%
500,000	BAE Systems PLC(b) 3.50%, 10/11/2016	511,931
1,000,000	Burlington Northern Santa Fe LLC 5.65%, 05/01/2017	1,066,582
1,227,070	Canadian National Railway Co Financing Pass Through Trust 7.20%, 01/02/2016	1,244,236
595,333	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	644,448
1,564,337	Federal Express Corp 2012 Pass Through Trust(b) 2.63%, 01/15/2018	1,577,863
2,000,000	GATX Corp 3.50%, 07/15/2016	2,031,236
2,000,000	Northrop Grumman Corp 1.75%, 06/01/2018	1,993,844
2,000,000	Pentair Finance SA 2.90%, 09/15/2018	2,006,488
1,000,000	Precision Castparts Corp 1.25%, 01/15/2018	995,321
216,004	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	249,069
2,000,000	United Technologies Corp(c) 1.78%, 05/04/2018	1,996,144
		14,317,162
Technology — 0.86%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	500,483
1,000,000	Fidelity National Information Services Inc 1.45%, 06/05/2017	991,710
		1,492,193
Utilities — 1.47%
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017	540,799
45,000	PNPP II Funding Corp 8.83%, 05/30/2016	45,639
928,571	Southern California Edison Co 1.85%, 02/01/2022	926,057
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	$ 1,052,047
		2,564,542
TOTAL CORPORATE BONDS AND NOTES — 82.57% (Cost $143,822,410)		$143,526,385
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.01%
12,077	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 0.69%, 06/25/2018	11,788
TOTAL MORTGAGE-BACKED SECURITIES — 0.01% (Cost $11,145)		$ 11,788
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.50%
206,643	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $206,643 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(g)	206,643
206,643	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $206,643 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(g)	206,643
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$206,643	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $206,643 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(g)	$206,643
43,500	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $43,500 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(g)	43,500
206,643	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $206,643 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(g)	206,643
SHORT TERM INVESTMENTS — 0.50% (Cost $870,072)		$ 870,072
TOTAL INVESTMENTS — 98.30% (Cost $170,918,917)		$170,869,991
OTHER ASSETS & LIABILITIES, NET — 1.70%		$ 2,953,743
TOTAL NET ASSETS — 100.00%		$173,823,734
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $41,925,163 and $41,907,438, respectively, representing 24.11% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2015. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at September 30, 2015.
(e)	Security in bankruptcy at September 30, 2015
(f)	Security in default; some interest payments received during the last 12 months. At September 30, 2015, the aggregate cost and fair value of such securities was $0 and $25,625, respectively, representing 0.01% of net assets.
(g)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

September 30, 2015

Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$170,918,917
Gross unrealized appreciation on investments	595,442
Gross unrealized depreciation on investments	(644,368)
Net unrealized depreciation on investments	$ (48,926)

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.23%
2,546	Balchem Corp	$ 154,720
Communications — 5.13%
19,574	8x8 Inc(a)	161,877
13,091	Gray Television Inc(a)	167,041
2,870	LogMeIn Inc(a)	195,619
4,774	Sinclair Broadcast Group Inc Class A	120,878
		645,415
Consumer, Cyclical — 18.10%
1,133	Allegiant Travel Co	245,011
5,655	American Axle & Manufacturing Holdings Inc(a)	112,761
887	Buffalo Wild Wings Inc(a)	171,572
1,728	Casey's General Stores Inc	177,846
2,448	Cheesecake Factory Inc	132,094
1,032	Cracker Barrel Old Country Store Inc	151,993
12,173	Denny's Corp(a)	134,268
3,745	G-III Apparel Group Ltd(a)	230,917
1,553	Group 1 Automotive Inc	132,238
3,046	HNI Corp	130,673
5,426	Kirkland's Inc	116,876
7,592	Penn National Gaming Inc(a)	127,394
1,257	Restoration Hardware Holdings Inc(a)	117,291
3,637	Ryland Group Inc	148,499
3,306	Tenneco Inc(a)	148,009
		2,277,442
Consumer, Non-Cyclical — 26.73%
2,109	ABIOMED Inc(a)	195,631
1,567	Adeptus Health Inc Class A(a)	126,551
4,254	AMN Healthcare Services Inc(a)	127,663
13,719	Array BioPharma Inc(a)	62,559
2,486	Cambrex Corp(a)	98,644
2,792	Cepheid Inc(a)	126,198
5,093	Depomed Inc(a)	96,003
6,567	Endologix Inc(a)	80,511
3,037	Healthcare Services Group Inc	102,347
3,825	HealthSouth Corp	146,765
3,519	Heartland Payment Systems Inc	221,732
1,685	HeartWare International Inc(a)	88,142
1,354	ICON PLC(a)	96,093
32,417	Idera Pharmaceuticals Inc(a)	108,597
1,993	Inogen Inc(a)	96,760
3,998	Insmed Inc(a)	74,243
11,405	Keryx Biopharmaceuticals Inc(a)	40,146
2,119	Lannett Co Inc(a)	87,981
1,675	LifePoint Health Inc(a)	118,758
1,817	Ligand Pharmaceuticals Inc(a)	155,626
2,020	Molina Healthcare Inc(a)	139,077
1,296	Monro Muffler Brake Inc	87,545
2,398	Neurocrine Biosciences Inc(a)	95,416
2,378	NuVasive Inc(a)	114,667
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,944	NxStage Medical Inc(a)	$ 125,277
2,882	Portola Pharmaceuticals Inc(a)	122,831
1,367	Radius Health Inc(a)	94,747
2,571	Team Health Holdings Inc(a)	138,911
889	Ultragenyx Pharmaceutical Inc(a)	85,620
9,534	Vanda Pharmaceutical Inc(a)	107,544
		3,362,585
Energy — 2.64%
10,815	Callon Petroleum Co(a)	78,842
2,920	Delek US Holdings Inc	80,884
3,362	Matador Resources Co(a)	69,728
1,934	PDC Energy Inc(a)	102,521
		331,975
Financial — 7.63%
5,464	Cardinal Financial Corp	125,726
3,451	Ellie Mae Inc(a)	229,733
1,981	Evercore Partners Inc Class A	99,525
1,385	MarketAxess Holdings Inc	128,639
2,720	MB Financial Inc	88,781
3,297	Texas Capital Bancshares Inc(a)	172,829
3,857	Universal Insurance Holdings Inc	113,936
		959,169
Industrial — 14.64%
5,979	AAON Inc	115,873
2,178	Astronics Corp(a)	88,057
1,837	Badger Meter Inc	106,656
2,829	Comfort Systems USA Inc	77,119
2,900	Forward Air Corp	120,321
10,848	Headwaters Inc(a)	203,942
3,177	HEICO Corp	155,292
5,027	Knight Transportation Inc	120,648
1,508	Littelfuse Inc	137,454
14,962	Mueller Water Products Inc Class A	114,609
1,923	Proto Labs Inc(a)	128,841
3,860	Simpson Manufacturing Co Inc	129,271
1,986	Trex Company Inc(a)	66,193
2,317	Universal Forest Products Inc	133,645
3,535	Woodward Inc	143,874
		1,841,795
Technology — 19.63%
5,891	Aspen Technology Inc(a)	223,328
2,090	Cavium Inc(a)	128,263
3,599	CSG Systems International Inc	110,849
3,076	Demandware Inc(a)	158,968
5,064	FleetMatics Group PLC(a)	248,592
3,312	Guidewire Software Inc(a)	174,145
3,781	Imperva Inc(a)	247,580
7,330	Integrated Device Technology Inc(a)	148,799
3,602	Manhattan Associates Inc(a)	224,405
3,026	MAXIMUS Inc	180,229
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Technology — (continued)
1,833	Medidata Solutions Inc(a)	$ 77,188
4,652	Omnicell Inc(a)	144,677
3,683	Proofpoint Inc(a)	222,158
4,952	Qlik Technologies Inc(a)	180,500
		2,469,681
TOTAL COMMON STOCK — 95.73% (Cost $11,444,176)		$12,042,782
TOTAL INVESTMENTS — 95.73% (Cost $11,444,176)		$12,042,782
OTHER ASSETS & LIABILITIES, NET — 4.27%		$ 537,626
TOTAL NET ASSETS — 100.00%		$12,580,408
(a)	Non-income producing security.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2015

As of September 30, 2015, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$11,492,048
Gross unrealized appreciation on investments	1,507,844
Gross unrealized depreciation on investments	(957,110)
Net unrealized appreciation on investments	$ 550,734

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.61%
2,904	Air Products & Chemicals Inc	$ 370,492
1,065	Airgas Inc	95,137
1,702	Albemarle Corp	75,058
19,289	Alcoa Inc	186,332
1,580	Allegheny Technologies Inc	22,404
974	Ashland Inc	98,004
935	Cabot Corp	29,509
835	Carpenter Technology Corp	24,858
3,471	CF Industries Holdings Inc	155,848
2,668	Chemours Co	17,262
2,026	Commercial Metals Co	27,452
479	Compass Minerals International Inc	37,539
990	Cytec Industries Inc	73,112
950	Domtar Corp	33,963
17,086	Dow Chemical Co	724,446
2,279	Eastman Chemical Co	147,497
3,873	Ecolab Inc	424,946
13,343	EI du Pont de Nemours & Co	643,133
1,985	FMC Corp	67,311
15,222	Freeport-McMoRan Copper & Gold Inc	147,501
1,174	International Flavors & Fragrances Inc	121,227
6,185	International Paper Co	233,731
5,551	LyondellBasell Industries NV Class A	462,731
601	Minerals Technologies Inc	28,944
6,958	Monsanto Co	593,796
4,976	Mosaic Co	154,803
168	NewMarket Corp	59,976
7,843	Newmont Mining Corp	126,037
4,808	Nucor Corp	180,540
1,403	Olin Corp(a)	23,584
1,230	PolyOne Corp	36,088
3,940	PPG Industries Inc	345,499
4,241	Praxair Inc	431,988
1,093	Reliance Steel & Aluminum Co	59,033
1,019	Royal Gold Inc	47,873
1,968	RPM International Inc	82,440
651	Sensient Technologies Corp	39,906
1,149	Sherwin-Williams Co	255,974
1,794	Sigma-Aldrich Corp	249,223
3,505	Steel Dynamics Inc	60,216
2,332	United States Steel Corp(a)	24,300
1,147	Valspar Corp	82,446
848	Worthington Industries Inc	22,455
		7,124,614
Communications — 11.47%
5,645	Amazon.com Inc(b)(c)	2,889,619
829	AMC Networks Inc Class A(b)	60,658
1,855	ARRIS Group Inc(b)	48,174
90,528	AT&T Inc(c)	2,949,402
63	Cable One Inc(b)	26,423
3,324	Cablevision Systems Corp Class A	107,930
6,715	CBS Corp Class B	267,928
Shares		Fair Value
Communications — (continued)
8,496	CenturyLink Inc	$ 213,420
1,525	Ciena Corp(b)	31,598
74,787	Cisco Systems Inc	1,963,159
36,560	Comcast Corp Class A	2,081,501
2,358	Discovery Communications Inc Class A(a)(b)	61,379
4,019	Discovery Communications Inc Class C(b)	97,621
16,224	eBay Inc(b)	396,515
1,428	Expedia Inc	168,047
1,096	F5 Networks Inc(b)	126,917
33,262	Facebook Inc Class A(b)(c)	2,990,254
564	FactSet Research Systems Inc	90,133
17,104	Frontier Communications Corp	81,244
4,266	Google Inc Class A(b)(c)	2,723,286
4,353	Google Inc Class C(b)(c)	2,648,452
430	InterDigital Inc	21,758
6,304	Interpublic Group of Cos Inc	120,595
708	John Wiley & Sons Inc Class A	35,421
5,211	Juniper Networks Inc	133,975
4,242	Level 3 Communications Inc(b)	185,333
626	Meredith Corp(a)	26,655
2,413	Motorola Solutions Inc	165,001
6,223	Netflix Inc(b)	642,587
685	NeuStar Inc Class A(a)(b)	18,639
1,780	New York Times Co Class A	21,022
5,759	News Corp Class A	72,679
1,441	News Corp Class B	18,474
5,309	Nielsen Holdings NV	236,091
3,602	Omnicom Group Inc	237,372
539	Plantronics Inc	27,408
2,010	Polycom Inc(b)	21,065
743	Priceline Group Inc(b)	918,987
1,462	Scripps Networks Interactive Inc Class A	71,916
10,242	Symantec Corp	199,412
3,402	Tegna Inc	76,171
1,429	Telephone & Data Systems Inc	35,668
1,790	Time Inc	34,100
4,192	Time Warner Cable Inc	751,919
11,955	Time Warner Inc	821,906
1,719	TripAdvisor Inc(b)	108,331
18,128	Twenty-First Century Fox Inc Class A	489,093
6,402	Twenty-First Century Fox Inc Class B	173,302
1,492	VeriSign Inc(a)(b)	105,275
59,828	Verizon Communications Inc(c)	2,603,116
5,017	Viacom Inc Class B	216,484
22,845	Walt Disney Co(c)	2,334,759
12,794	Yahoo! Inc(b)	369,875
		31,318,049
Consumer, Cyclical — 11.00%
1,192	Abercrombie & Fitch Co Class A(a)	25,258
1,052	Advance Auto Parts Inc	199,386
1,889	Alaska Air Group Inc	150,081
10,008	American Airlines Group Inc	388,611
2,512	American Eagle Outfitters Inc(a)	39,263
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,363	Ascena Retail Group Inc(b)	$ 32,869
1,137	AutoNation Inc(b)	66,151
460	AutoZone Inc(b)	332,962
2,541	Bed Bath & Beyond Inc(b)	144,888
4,387	Best Buy Co Inc	162,845
739	Big Lots Inc	35,413
3,326	BorgWarner Inc	138,328
796	Brinker International Inc	41,925
1,308	Brunswick Corp	62,640
269	Buffalo Wild Wings Inc(b)	52,033
641	Cabela's Inc Class A(a)(b)	29,230
3,043	CarMax Inc(b)	180,511
6,651	Carnival Corp	330,555
736	Carter's Inc	66,711
547	Casey's General Stores Inc	56,297
579	Cheesecake Factory Inc	31,243
1,769	Chico's FAS Inc	27,826
453	Chipotle Mexican Grill Inc(b)	326,273
1,429	Cinemark Holdings Inc	46,428
4,166	Coach Inc	120,522
1,570	Copart Inc(b)	51,653
6,522	Costco Wholesale Corp	942,886
355	Cracker Barrel Old Country Store Inc(a)	52,284
1,160	CST Brands Inc	39,046
16,382	CVS Health Corp	1,580,535
2,563	Dana Holding Corp	40,700
1,705	Darden Restaurants Inc	116,861
478	Deckers Outdoor Corp(b)	27,753
4,231	Delphi Automotive PLC	321,725
11,831	Delta Air Lines Inc	530,857
1,416	Dick's Sporting Goods Inc	70,248
4,384	Dollar General Corp	317,577
3,408	Dollar Tree Inc(b)	227,177
776	Domino's Pizza Inc	83,738
4,683	DR Horton Inc	137,493
1,133	DreamWorks Animation SKG Inc Class A(b)	19,771
1,466	Dunkin' Brands Group Inc	71,834
4,271	Fastenal Co	156,361
1,989	Foot Locker Inc	143,148
57,116	Ford Motor Co	775,064
627	Fossil Group Inc(a)(b)	35,037
1,496	GameStop Corp Class A(a)	61,650
3,552	Gap Inc	101,232
21,262	General Motors Co	638,285
2,210	Genuine Parts Co	183,187
3,815	Goodyear Tire & Rubber Co	111,894
797	Guess? Inc(a)	17,024
5,932	Hanesbrands Inc	171,672
2,950	Harley-Davidson Inc	161,955
1,024	Harman International Industries Inc	98,294
1,677	Hasbro Inc	120,979
812	Herman Miller Inc	23,418
788	HNI Corp	33,805
18,889	Home Depot Inc	2,181,491
424	HSN Inc	24,270
2,260	Ingram Micro Inc Class A	61,562
Shares		Fair Value
Consumer, Cyclical — (continued)
425	International Speedway Corp Class A	$ 13,481
554	Jack in the Box Inc	42,680
2,912	Jarden Corp(b)	142,339
5,104	JC Penney Co Inc(a)(b)	47,416
4,594	JetBlue Airways Corp(b)	118,387
9,649	Johnson Controls Inc	399,083
2,068	Kate Spade & Co(b)	39,519
1,482	KB Home	20,081
2,928	Kohl's Corp	135,596
3,795	L Brands Inc	342,043
2,074	Leggett & Platt Inc	85,553
2,473	Lennar Corp Class A	119,026
4,493	LKQ Corp(b)	127,422
13,571	Lowe's Cos Inc	935,313
4,982	Macy's Inc	255,676
2,972	Marriott International Inc Class A	202,690
4,847	Mattel Inc	102,078
13,835	McDonald's Corp	1,363,163
726	MDC Holdings Inc	19,007
2,902	Michael Kors Holdings Ltd(b)	122,581
893	Mohawk Industries Inc(b)	162,338
745	MSC Industrial Direct Co Inc Class A	45,467
4,064	Newell Rubbermaid Inc	161,381
9,953	Nike Inc Class B	1,223,920
2,109	Nordstrom Inc	151,236
53	NVR Inc(b)	80,837
6,641	Office Depot Inc(b)	42,635
1,487	O'Reilly Automotive Inc(b)	371,750
5,150	PACCAR Inc	268,676
383	Panera Bread Co Class A(a)(b)	74,076
946	Polaris Industries Inc	113,397
4,943	PulteGroup Inc	93,274
1,170	PVH Corp	119,270
889	Ralph Lauren Corp	105,044
6,192	Ross Stores Inc	300,126
2,532	Royal Caribbean Cruises Ltd	225,576
626	Scotts Miracle-Gro Co Class A	38,073
1,216	Signet Jewelers Ltd	165,534
609	Skechers U.S.A. Inc Class A(b)	81,655
9,600	Southwest Airlines Co	365,184
9,424	Staples Inc	110,544
21,797	Starbucks Corp	1,238,942
2,486	Starwood Hotels & Resorts Worldwide Inc	165,269
9,204	Target Corp	723,987
855	Tempur Sealy International Inc(b)	61,073
721	Thor Industries Inc	37,348
1,743	Tiffany & Co	134,594
9,875	TJX Cos Inc	705,273
2,479	Toll Brothers Inc(b)	84,881
808	Toro Co	56,996
2,010	Tractor Supply Co	169,483
2,181	Tri Pointe Group Inc(b)	28,549
853	Tupperware Brands Corp(a)	42,215
2,652	Under Armour Inc Class A(a)(b)	256,661
5,663	United Continental Holdings Inc(b)	300,422
1,240	Urban Outfitters Inc(b)	36,431
5,114	VF Corp	348,826
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
906	Vista Outdoor Inc(b)	$ 40,254
12,854	Walgreens Boots Alliance Inc	1,068,167
23,314	Wal-Mart Stores Inc	1,511,680
405	Watsco Inc	47,984
3,538	Wendy's Co	30,604
1,187	Whirlpool Corp	174,798
1,181	Williams-Sonoma Inc	90,169
970	World Fuel Services Corp	34,726
891	WW Grainger Inc(a)	191,574
1,797	Wyndham Worldwide Corp	129,204
1,183	Wynn Resorts Ltd(a)	62,841
6,298	Yum! Brands Inc	503,525
		30,030,318
Consumer, Non-Cyclical — 23.24%
725	Aaron's Inc	26,180
22,079	Abbott Laboratories	888,017
24,322	AbbVie Inc	1,323,360
2,578	ADT Corp(a)	77,082
5,169	Aetna Inc	565,540
1,114	Akorn Inc(b)	31,755
3,320	Alexion Pharmaceuticals Inc(b)	519,215
993	Align Technology Inc(b)	56,363
5,820	Allergan PLC(b)	1,581,934
28,817	Altria Group Inc	1,567,645
3,055	AmerisourceBergen Corp	290,194
11,146	Amgen Inc	1,541,715
3,824	Anthem Inc	535,360
1,546	Apollo Education Group Inc Class A(b)	17,099
9,059	Archer-Daniels-Midland Co	375,496
6,808	Automatic Data Processing Inc	547,091
1,274	Avery Dennison Corp	72,070
7,171	Avon Products Inc	23,306
8,133	Baxalta Inc	256,271
8,133	Baxter International Inc	267,169
3,139	Becton Dickinson & Co	416,420
3,489	Biogen Inc(b)	1,018,125
287	Bio-Rad Laboratories Inc Class A(b)	38,547
524	Bio-Techne Corp	48,449
133	Boston Beer Co Inc Class A(b)	28,011
19,568	Boston Scientific Corp(b)	321,111
24,506	Bristol-Myers Squibb Co	1,450,755
1,616	Brown-Forman Corp Class B	156,590
2,745	Campbell Soup Co	139,117
4,841	Cardinal Health Inc	371,886
1,456	Catalent Inc(b)	35,381
589	CEB Inc	40,252
11,614	Celgene Corp(b)	1,256,286
1,786	Centene Corp(b)	96,855
660	Charles River Laboratories International Inc(b)	41,923
1,984	Church & Dwight Co Inc	166,458
3,763	Cigna Corp	508,080
1,335	Cintas Corp	114,476
1,935	Clorox Co	223,551
57,592	Coca-Cola Co(c)	2,310,591
3,235	Coca-Cola Enterprises Inc	156,412
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,291	Colgate-Palmolive Co	$ 843,447
1,699	Community Health Systems Inc(b)	72,666
6,401	ConAgra Foods Inc	259,305
2,474	Constellation Brands Inc Class A	309,770
719	Cooper Cos Inc	107,030
1,113	CR Bard Inc	207,363
8,711	Danaher Corp	742,264
2,519	DaVita HealthCare Partners Inc(b)	182,199
1,579	Dean Foods Co	26,085
775	Deluxe Corp	43,199
2,156	DENTSPLY International Inc	109,029
872	DeVry Education Group Inc	23,727
2,906	Dr Pepper Snapple Group Inc	229,719
926	Edgewell Personal Care Co	75,562
1,580	Edwards Lifesciences Corp(b)	224,629
14,411	Eli Lilly & Co	1,206,057
3,007	Endo International PLC(b)	208,325
1,695	Equifax Inc	164,720
3,330	Estee Lauder Cos Inc Class A	268,664
10,022	Express Scripts Holding Co(b)	811,381
2,512	Flowers Foods Inc	62,147
575	FTI Consulting Inc(b)	23,868
1,240	Gartner Inc Class A(b)	104,073
8,840	General Mills Inc	496,189
21,589	Gilead Sciences Inc(c)	2,119,824
942	Global Payments Inc	108,076
63	Graham Holdings Co Class B	36,351
4,160	H&R Block Inc	150,592
1,456	Hain Celestial Group Inc(b)	75,130
710	Halyard Health Inc(b)	20,192
4,705	HCA Holdings Inc(b)	363,979
1,073	Health Net Inc(b)	64,616
1,260	Henry Schein Inc(b)	167,227
2,178	Hershey Co	200,115
844	Hill-Rom Holdings Inc	43,880
3,778	Hologic Inc(b)	147,833
2,008	Hormel Foods Corp	127,126
2,204	Humana Inc	394,516
1,356	IDEXX Laboratories Inc(b)	100,683
1,051	Ingredion Inc	91,763
549	Intuitive Surgical Inc(b)	252,309
1,517	JM Smucker Co	173,075
40,769	Johnson & Johnson(c)	3,805,786
3,747	Kellogg Co	249,363
1,788	Keurig Green Mountain Inc	93,226
5,372	Kimberly-Clark Corp	585,763
8,751	Kraft Foods Group Inc	617,646
14,191	Kroger Co	511,869
1,497	Laboratory Corp of America Holdings(b)	162,380
269	Lancaster Colony Corp	26,222
616	LifePoint Health Inc(b)	43,674
2,203	Live Nation Entertainment Inc(b)	52,960
1,776	Mallinckrodt PLC(b)	113,557
1,149	ManpowerGroup Inc	94,092
14,783	MasterCard Inc Class A	1,332,244
1,736	McCormick & Co Inc	142,664
4,019	McGraw Hill Financial Inc	347,643
3,428	McKesson Corp	634,283
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,055	Mead Johnson Nutrition Co Class A	$ 215,072
1,349	MEDNAX Inc(b)	103,590
20,780	Medtronic PLC	1,391,013
41,428	Merck & Co Inc	2,046,129
597	Molina Healthcare Inc(b)	41,103
2,331	Molson Coors Brewing Co Class B	193,520
23,643	Mondelez International Inc Class A	989,932
2,247	Monster Beverage Corp(b)	303,660
2,596	Moody's Corp	254,927
6,112	Mylan NV(b)	246,069
1,112	Owens & Minor Inc(a)	35,517
819	PAREXEL International Corp(b)	50,712
1,138	Patterson Cos Inc	49,219
16,224	PayPal Holdings Inc(b)	503,593
21,605	PepsiCo Inc	2,037,352
2,169	Perrigo Co PLC	341,119
90,768	Pfizer Inc(c)	2,851,023
22,780	Philip Morris International Inc	1,807,137
813	Post Holdings Inc(b)	48,048
39,920	Procter & Gamble Co(c)	2,871,845
2,951	Quanta Services Inc(b)	71,444
2,157	Quest Diagnostics Inc	132,591
1,146	Regeneron Pharmaceuticals Inc(b)	533,050
665	Rent-A-Center Inc	16,126
2,100	ResMed Inc(a)	107,016
12,172	Reynolds American Inc	538,854
1,908	Robert Half International Inc	97,613
1,426	Rollins Inc	38,317
3,198	RR Donnelley & Sons Co(a)	46,563
2,045	SEI Investments Co	98,630
3,185	Service Corp International	86,313
796	Sirona Dental Systems Inc(b)	74,299
967	Sotheby's	30,925
4,230	St Jude Medical Inc	266,871
819	STERIS Corp	53,210
4,676	Stryker Corp	440,012
2,992	SUPERVALU Inc(b)	21,483
8,243	Sysco Corp	321,230
621	Teleflex Inc	77,134
1,597	Tenet Healthcare Corp(b)	58,961
733	Thoratec Corp(b)	46,370
149	Tootsie Roll Industries Inc(a)	4,662
2,529	Total System Services Inc	114,892
1,052	Towers Watson & Co Class A	123,484
638	TreeHouse Foods Inc(b)	49,630
4,424	Tyson Foods Inc Class A	190,674
795	United Natural Foods Inc(b)	38,565
1,431	United Rentals Inc(b)	85,932
708	United Therapeutics Corp(b)	92,918
14,074	UnitedHealth Group Inc	1,632,725
1,385	Universal Health Services Inc Class B	172,862
1,395	Varian Medical Systems Inc(b)	102,923
1,143	VCA Inc(b)	60,179
3,560	Vertex Pharmaceuticals Inc(b)	370,738
713	WellCare Health Plans Inc(b)	61,446
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,067	West Pharmaceutical Services Inc	$ 57,746
7,846	Western Union Co	144,053
547	WEX Inc(b)	47,501
2,652	WhiteWave Foods Co Class A(b)	106,478
5,354	Whole Foods Market Inc	169,454
2,481	Zimmer Biomet Holdings Inc	233,040
6,856	Zoetis Inc	282,330
		63,434,039
Diversified — 0.04%
4,934	Leucadia National Corp	99,963
Energy — 6.63%
7,451	Anadarko Petroleum Corp	449,966
5,569	Apache Corp	218,082
1,016	Atwood Oceanics Inc(a)	15,047
6,468	Baker Hughes Inc	336,595
5,983	Cabot Oil & Gas Corp	130,788
4,748	California Resources Corp	12,345
2,786	Cameron International Corp(b)	170,838
8,049	Chesapeake Energy Corp(a)	58,999
27,679	Chevron Corp	2,183,320
1,389	Cimarex Energy Co	142,345
4,698	Columbia Pipeline Group Inc	85,926
18,158	ConocoPhillips	870,858
3,501	CONSOL Energy Inc(a)	34,310
5,236	Denbury Resources Inc(a)	12,776
5,820	Devon Energy Corp	215,864
1,038	Diamond Offshore Drilling Inc(a)	17,957
592	Dril-Quip Inc(b)	34,466
1,130	Energen Corp	56,342
3,700	Ensco PLC Class A	52,096
8,074	EOG Resources Inc	587,787
2,256	EQT Corp	146,121
61,399	Exxon Mobil Corp(c)	4,565,016
1,078	First Solar Inc(b)	46,084
3,323	FMC Technologies Inc(b)	103,013
1,395	Gulfport Energy Corp(b)	41,404
12,583	Halliburton Co	444,809
1,664	Helix Energy Solutions Group Inc(a)(b)	7,971
1,525	Helmerich & Payne Inc(a)	72,071
3,543	Hess Corp	177,363
2,775	HollyFrontier Corp	135,531
26,603	Kinder Morgan Inc	736,371
9,946	Marathon Oil Corp	153,168
8,008	Marathon Petroleum Corp	371,011
2,411	Murphy Oil Corp	58,346
624	Murphy USA Inc(b)	34,289
4,296	Nabors Industries Ltd	40,597
5,752	National Oilwell Varco Inc	216,563
2,414	Newfield Exploration Co(b)	79,421
3,890	Noble Corp PLC(a)	42,440
6,260	Noble Energy Inc	188,927
1,714	NOW Inc(a)(b)	25,367
11,349	Occidental Petroleum Corp	750,736
1,379	Oceaneering International Inc	54,167
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Energy — (continued)
818	Oil States International Inc(b)	$ 21,374
3,095	ONEOK Inc	99,659
2,327	Patterson-UTI Energy Inc	30,577
6,998	Phillips 66	537,726
2,180	Pioneer Natural Resources Co	265,175
2,661	QEP Resources Inc	33,342
2,387	Range Resources Corp(a)	76,670
1,950	Rowan Cos PLC Class A	31,493
18,589	Schlumberger Ltd	1,282,083
1,023	SM Energy Co	32,777
5,455	Southwestern Energy Co(b)	69,224
9,826	Spectra Energy Corp	258,129
4,323	SunEdison Inc(a)(b)	31,039
2,407	Superior Energy Services Inc	30,400
1,867	Tesoro Corp	181,547
5,033	Transocean Ltd(a)	65,026
7,393	Valero Energy Corp	444,319
1,142	Western Refining Inc	50,385
9,883	Williams Cos Inc	364,189
3,040	WPX Energy Inc(b)	20,125
		18,102,752
Financial — 17.66%
4,800	Ace Ltd(b)	496,320
788	Affiliated Managers Group Inc(b)	134,740
6,434	Aflac Inc	374,008
588	Alexander & Baldwin Inc	20,186
1,098	Alexandria Real Estate Equities Inc REIT	92,968
232	Alleghany Corp(b)	108,602
917	Alliance Data Systems Corp(b)	237,485
5,956	Allstate Corp	346,877
1,538	American Campus Communities Inc REIT	55,737
12,484	American Express Co	925,439
1,089	American Financial Group Inc	75,043
18,993	American International Group Inc	1,079,182
6,285	American Tower Corp REIT	552,954
2,670	Ameriprise Financial Inc	291,377
4,109	Aon PLC	364,099
2,199	Apartment Investment & Management Co REIT Class A	81,407
2,470	Arthur J Gallagher & Co	101,962
950	Aspen Insurance Holdings Ltd	44,147
2,340	Associated Banc-Corp	42,050
982	Assurant Inc	77,588
1,931	AvalonBay Communities Inc REIT	337,577
1,535	BancorpSouth Inc	36,487
154,018	Bank of America Corp(c)	2,399,600
614	Bank of Hawaii Corp	38,983
16,392	Bank of New York Mellon Corp	641,747
1,039	Bank of the Ozarks Inc	45,467
11,490	BB&T Corp	409,044
27,580	Berkshire Hathaway Inc Class B(b)(c)	3,596,432
2,811	BioMed Realty Trust Inc REIT	56,164
1,866	BlackRock Inc Class A	555,079
2,239	Boston Properties Inc REIT	265,098
1,676	Brown & Brown Inc	51,906
Shares		Fair Value
Financial — (continued)
1,325	Camden Property Trust REIT	$ 97,918
7,933	Capital One Financial Corp	575,301
1,210	Care Capital Properties Inc	39,845
1,089	Cathay General Bancorp	32,626
1,199	CBOE Holdings Inc	80,429
4,305	CBRE Group Inc Class A(b)	137,760
17,702	Charles Schwab Corp	505,569
3,378	Chubb Corp	414,312
2,308	Cincinnati Financial Corp	124,170
44,276	Citigroup Inc	2,196,532
707	City National Corp	62,258
4,984	CME Group Inc	462,216
2,857	CNO Financial Group Inc	53,740
2,588	Comerica Inc	106,367
1,233	Commerce Bancshares Inc	56,175
1,927	Communications Sales & Leasing Inc REIT	34,493
1,207	CoreLogic Inc(b)	44,937
1,425	Corporate Office Properties Trust REIT	29,968
1,775	Corrections Corp of America REIT	52,434
4,946	Crown Castle International Corp REIT	390,091
851	Cullen/Frost Bankers Inc	54,107
6,480	Discover Financial Services	336,895
1,943	Douglas Emmett Inc REIT	55,803
5,025	Duke Realty Corp REIT	95,726
4,118	E*TRADE Financial Corp(b)	108,427
2,146	East West Bancorp Inc	82,449
1,857	Eaton Vance Corp	62,061
898	Endurance Specialty Holdings Ltd	54,805
829	Equinix Inc REIT	226,649
1,040	Equity One Inc REIT	25,314
5,332	Equity Residential REIT	400,540
957	Essex Property Trust Inc REIT	213,813
624	Everest Re Group Ltd	108,164
1,805	Extra Space Storage Inc REIT	139,274
1,002	Federal Realty Investment Trust REIT	136,723
1,577	Federated Investors Inc Class B	45,575
11,595	Fifth Third Bancorp	219,261
1,654	First American Financial Corp	64,622
3,133	First Horizon National Corp	44,426
5,644	First Niagara Financial Group Inc	57,625
2,513	FirstMerit Corp	44,405
5,870	Franklin Resources Inc	218,716
2,267	Fulton Financial Corp	27,431
8,717	General Growth Properties Inc REIT	226,381
7,656	Genworth Financial Inc Class A(b)	35,371
5,908	Goldman Sachs Group Inc	1,026,574
1,245	Hancock Holding Co	33,677
646	Hanover Insurance Group Inc	50,194
6,117	Hartford Financial Services Group Inc	280,036
1,349	HCC Insurance Holdings Inc	104,507
6,697	HCP Inc REIT	249,463
1,268	Highwoods Properties Inc REIT	49,135
838	Home Properties Inc REIT	62,641
2,425	Hospitality Properties Trust REIT	62,032
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,788	Host Hotels & Resorts Inc REIT	$ 170,558
7,616	Hudson City Bancorp Inc	77,455
12,368	Huntington Bancshares Inc	131,101
1,642	Intercontinental Exchange Inc	385,854
996	International Bancshares Corp	24,930
6,477	Invesco Ltd	202,277
2,851	Iron Mountain Inc REIT	88,438
2,045	Janus Capital Group Inc	27,812
643	Jones Lang LaSalle Inc	92,444
54,437	JPMorgan Chase & Co(c)	3,319,024
766	Kemper Corp	27,093
12,035	KeyCorp	156,575
1,246	Kilroy Realty Corp REIT	81,189
6,239	Kimco Realty Corp REIT	152,419
1,164	Lamar Advertising Co REIT Class A	60,738
1,657	LaSalle Hotel Properties REIT	47,042
1,471	Legg Mason Inc	61,208
2,249	Liberty Property Trust REIT	70,866
3,601	Lincoln National Corp	170,903
4,305	Loews Corp	155,583
1,929	M&T Bank Corp	235,242
2,006	Macerich Co REIT	154,101
1,461	Mack-Cali Realty Corp REIT	27,584
7,907	Marsh & McLennan Cos Inc	412,904
627	Mercury General Corp(a)	31,670
16,459	MetLife Inc	776,042
1,190	Mid-America Apartment Communities Inc REIT	97,425
22,318	Morgan Stanley	703,017
1,734	NASDAQ OMX Group Inc	92,474
1,823	National Retail Properties Inc REIT	66,120
5,685	Navient Corp	63,899
6,479	New York Community Bancorp Inc(a)	117,011
3,307	Northern Trust Corp	225,405
3,636	Old Republic International Corp	56,867
2,385	Omega Healthcare Investors Inc REIT	83,833
1,562	PacWest Bancorp	66,869
4,281	People's United Financial Inc	67,340
2,666	Plum Creek Timber Co Inc REIT	105,334
7,518	PNC Financial Services Group Inc	670,606
704	Potlatch Corp REIT	20,268
701	Primerica Inc	31,594
4,002	Principal Financial Group Inc	189,455
8,636	Progressive Corp	264,607
7,557	Prologis Inc REIT	293,967
974	Prosperity Bancshares Inc	47,833
6,673	Prudential Financial Inc	508,549
2,129	Public Storage REIT	450,560
1,807	Raymond James Financial Inc	89,681
2,019	Rayonier Inc REIT(a)	44,559
3,333	Realty Income Corp REIT(a)	157,951
1,409	Regency Centers Corp REIT	87,569
19,012	Regions Financial Corp	171,298
1,021	Reinsurance Group of America Inc	92,492
642	RenaissanceRe Holdings Ltd	68,257
Shares		Fair Value
Financial — (continued)
3,092	Senior Housing Properties Trust REIT	$ 50,090
732	Signature Bank(b)	100,694
4,536	Simon Property Group Inc REIT	833,354
1,424	SL Green Realty Corp REIT	154,020
5,836	SLM Corp(b)	43,186
532	Sovran Self Storage Inc REIT	50,168
596	StanCorp Financial Group Inc	68,063
6,052	State Street Corp	406,755
999	Stifel Financial Corp(b)	42,058
7,656	SunTrust Banks Inc	292,765
781	SVB Financial Group(b)	90,237
1,929	Synovus Financial Corp	57,098
3,710	T Rowe Price Group Inc	257,845
1,486	Tanger Factory Outlet Centers Inc REIT	48,993
942	Taubman Centers Inc REIT	65,073
2,477	TCF Financial Corp	37,551
1,790	Torchmark Corp	100,956
4,628	Travelers Cos Inc Class A	460,625
915	Trustmark Corp	21,201
3,824	UDR Inc REIT	131,852
2,795	Umpqua Holdings Corp	45,559
3,771	Unum Group	120,974
1,331	Urban Edge Properties REIT	28,736
24,288	US Bancorp	996,051
2,864	Valley National Bancorp	28,182
4,843	Ventas Inc REIT	271,499
28,699	Visa Inc Class A	1,999,172
2,663	Vornado Realty Trust REIT	240,788
1,399	Waddell & Reed Financial Inc Class A	48,643
1,323	Washington Federal Inc	30,098
1,148	Webster Financial Corp	40,903
1,582	Weingarten Realty Investors REIT	52,380
68,770	Wells Fargo & Co(c)	3,531,340
5,232	Welltower Inc REIT	354,311
7,655	Weyerhaeuser Co REIT	209,288
1,618	WisdomTree Investments Inc(a)	26,098
2,520	WP Glimcher Inc REIT	29,383
1,513	WR Berkley Corp	82,262
4,547	XL Group PLC	165,147
2,955	Zions Bancorporation	81,381
		48,206,389
Industrial — 10.24%
9,176	3M Co	1,300,882
668	Acuity Brands Inc	117,287
2,329	AECOM (b)	64,071
1,124	AGCO Corp	52,412
4,860	Agilent Technologies Inc	166,844
1,356	Allegion PLC	78,187
3,656	AMETEK Inc	191,282
4,691	Amphenol Corp Class A	239,053
1,131	AO Smith Corp	73,730
988	AptarGroup Inc	65,168
1,470	Arrow Electronics Inc(b)	81,262
1,871	Avnet Inc	79,854
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,560	B/E Aerospace Inc	$ 68,484
2,013	Ball Corp	125,209
694	Belden Inc	32,403
1,391	Bemis Co Inc	55,042
9,381	Boeing Co	1,228,442
981	Carlisle Cos Inc	85,720
8,819	Caterpillar Inc	576,410
2,150	CH Robinson Worldwide Inc	145,727
696	CLARCOR Inc	33,185
770	Clean Harbors Inc(b)	33,857
1,133	Cognex Corp	38,941
974	Con-way Inc	46,216
17,803	Corning Inc	304,787
761	Crane Co	35,470
14,550	CSX Corp	391,395
2,466	Cummins Inc	267,758
4,649	Deere & Co(a)	344,026
1,941	Donaldson Co Inc(a)	54,503
2,355	Dover Corp	134,659
750	Eagle Materials Inc	51,315
6,802	Eaton Corp PLC	348,943
9,778	Emerson Electric Co	431,894
926	Energizer Holdings Inc	35,845
449	Esterline Technologies Corp(b)	32,279
2,873	Expeditors International of Washington Inc	135,175
3,876	FedEx Corp	558,066
563	FEI Co	41,122
2,174	FLIR Systems Inc	60,850
2,028	Flowserve Corp	83,432
2,100	Fluor Corp	88,935
2,473	Fortune Brands Home & Security Inc	117,393
1,725	Garmin Ltd	61,893
671	GATX Corp	29,625
4,513	General Dynamics Corp	622,568
148,646	General Electric Co(c)	3,748,852
812	Genesee & Wyoming Inc Class A(b)	47,973
4,144	Gentex Corp	64,232
909	Graco Inc	60,930
518	Granite Construction Inc	15,369
480	Greif Inc Class A	15,317
1,742	Harris Corp	127,427
11,541	Honeywell International Inc	1,092,817
749	Hubbell Inc Class B	63,628
744	Huntington Ingalls Industries Inc Class A	79,720
1,227	IDEX Corp	87,485
4,907	Illinois Tool Works Inc	403,895
3,850	Ingersoll-Rand PLC Class A(b)	195,465
1,518	ITT Corp	50,747
2,701	Jabil Circuit Inc	60,421
1,701	Jacobs Engineering Group Inc(b)	63,668
1,349	JB Hunt Transport Services Inc	96,319
1,550	Joy Global Inc	23,142
1,644	Kansas City Southern	149,407
2,215	KBR Inc	36,902
1,354	Kennametal Inc	33,701
2,574	Keysight Technologies Inc(b)	79,382
Shares		Fair Value
Industrial — (continued)
883	Kirby Corp(b)	$ 54,702
780	KLX Inc(b)	27,877
1,450	Knowles Corp(a)(b)	26,724
1,140	L-3 Communications Holdings Inc	119,153
627	Landstar System Inc	39,796
599	Lennox International Inc	67,885
1,020	Lincoln Electric Holdings Inc	53,479
3,914	Lockheed Martin Corp	811,411
1,824	Louisiana-Pacific Corp(a)(b)	25,974
984	Martin Marietta Materials Inc	149,519
5,305	Masco Corp	133,580
413	Mettler-Toledo International Inc(b)	117,598
407	MSA Safety Inc	16,268
1,550	National Instruments Corp	43,075
863	Nordson Corp	54,317
4,511	Norfolk Southern Corp	344,640
2,790	Northrop Grumman Corp	463,001
1,055	Old Dominion Freight Line Inc(b)	64,355
862	Orbital ATK Inc	61,952
1,060	Oshkosh Corp	38,510
2,552	Owens-Illinois Inc(b)	52,877
1,470	Packaging Corp of America	88,435
2,070	Parker-Hannifin Corp	201,411
2,759	Pentair PLC	140,819
1,741	PerkinElmer Inc	80,016
2,050	Precision Castparts Corp	470,905
4,511	Raytheon Co	492,872
667	Regal Beloit Corp	37,652
3,595	Republic Services Inc	148,114
1,932	Rockwell Automation Inc	196,040
1,977	Rockwell Collins Inc	161,798
1,520	Roper Technologies Inc	238,184
756	Ryder System Inc	55,974
3,153	Sealed Air Corp	147,813
652	Silgan Holdings Inc	33,930
832	Snap-on Inc	125,582
1,541	Sonoco Products Co	58,157
2,329	Stanley Black & Decker Inc	225,866
1,262	Stericycle Inc(b)	175,809
6,000	TE Connectivity Ltd	359,340
602	Tech Data Corp(b)	41,237
547	Teledyne Technologies Inc(b)	49,394
1,672	Terex Corp	29,996
4,254	Textron Inc	160,121
5,840	Thermo Fisher Scientific Inc	714,115
1,260	Timken Co	34,637
4,029	Trimble Navigation Ltd(b)	66,156
2,518	Trinity Industries Inc	57,083
756	Triumph Group Inc	31,812
6,206	Tyco International PLC	207,653
12,738	Union Pacific Corp	1,126,167
10,363	United Parcel Service Inc Class B	1,022,724
12,191	United Technologies Corp	1,084,877
326	Valmont Industries Inc(a)	30,934
2,302	Vishay Intertechnology Inc	22,306
1,946	Vulcan Materials Co	173,583
1,440	Wabtec Corp	126,792
1,901	Waste Connections Inc	92,351
6,258	Waste Management Inc	311,711
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,210	Waters Corp(b)	$ 143,034
869	Werner Enterprises Inc	21,812
3,775	Westrock Co	194,186
1,008	Woodward Inc	41,026
2,665	Xylem Inc	87,545
765	Zebra Technologies Corp Class A(b)	58,561
		27,943,623
Technology — 13.05%
1,655	3D Systems Corp(a)(b)	19,115
9,252	Accenture PLC Class A	909,102
1,561	ACI Worldwide Inc(b)	32,968
7,428	Activision Blizzard Inc	229,451
1,348	Acxiom Corp(b)	26,636
7,357	Adobe Systems Inc(b)	604,893
10,719	Advanced Micro Devices Inc(a)(b)	18,437
2,586	Akamai Technologies Inc(b)	178,589
2,381	Allscripts Healthcare Solutions Inc(b)	29,524
4,348	Altera Corp	217,748
4,583	Analog Devices Inc	258,527
1,348	ANSYS Inc(b)	118,813
84,024	Apple Inc(c)	9,267,847
17,867	Applied Materials Inc	262,466
6,736	Atmel Corp	54,360
3,378	Autodesk Inc(b)	149,105
3,850	Avago Technologies Ltd	481,289
8,275	Broadcom Corp Class A	425,583
1,851	Broadridge Financial Solutions Inc	102,453
4,802	CA Inc	131,095
4,516	Cadence Design Systems Inc(b)	93,391
2,473	CDK Global Inc	118,160
4,625	Cerner Corp(b)	277,315
2,339	Citrix Systems Inc(b)	162,046
9,040	Cognizant Technology Solutions Corp Class A(b)	565,994
678	CommVault Systems Inc(b)	23,025
2,055	Computer Sciences Corp	126,136
1,512	Convergys Corp	34,942
1,553	Cree Inc(a)(b)	37,629
4,695	Cypress Semiconductor Corp	40,001
1,134	Diebold Inc	33,759
474	DST Systems Inc	49,836
545	Dun & Bradstreet Corp	57,225
4,542	Electronic Arts Inc(b)	307,721
28,178	EMC Corp	680,781
404	Fair Isaac Corp	34,138
1,412	Fairchild Semiconductor International Inc(b)	19,824
4,083	Fidelity National Information Services Inc	273,888
3,491	Fiserv Inc(b)	302,356
1,921	Fortinet Inc(b)	81,604
26,773	Hewlett-Packard Co	685,657
1,976	Integrated Device Technology Inc(b)	40,113
69,918	Intel Corp	2,107,329
Shares		Fair Value
Technology — (continued)
13,252	International Business Machines Corp	$ 1,921,142
1,672	Intersil Corp Class A	19,562
4,058	Intuit Inc	360,148
538	IPG Photonics Corp(b)	40,872
1,159	Jack Henry & Associates Inc	80,678
2,335	KLA-Tencor Corp	116,750
2,408	Lam Research Corp	157,315
965	Leidos Holdings Inc	39,864
857	Lexmark International Inc Class A	24,836
3,481	Linear Technology Corp	140,458
1,098	Manhattan Associates Inc(b)	68,405
986	MAXIMUS Inc	58,726
1,343	Mentor Graphics Corp	33,078
2,894	Microchip Technology Inc(a)	124,702
16,073	Micron Technology Inc(b)	240,774
117,793	Microsoft Corp(c)	5,213,518
1,379	MSCI Inc Class A	81,995
2,364	NCR Corp(b)	53,781
4,612	NetApp Inc	136,515
1,393	NetScout Systems Inc(b)	49,270
7,436	NVIDIA Corp	183,297
47,811	Oracle Corp	1,726,933
4,638	Paychex Inc	220,908
2,812	Pitney Bowes Inc	55,818
1,706	PTC Inc(b)	54,148
2,207	Qorvo Inc(b)	99,425
23,074	QUALCOMM Inc	1,239,766
1,854	Rackspace Hosting Inc(b)	45,757
2,777	Red Hat Inc(b)	199,611
1,495	Rovi Corp(b)	15,683
9,199	Salesforce.com Inc(b)	638,687
3,046	SanDisk Corp	165,489
713	Science Applications International Corp	28,670
4,498	Seagate Technology PLC(a)	201,510
576	Silicon Laboratories Inc(b)	23,927
2,818	Skyworks Solutions Inc	237,304
862	SolarWinds Inc(b)	33,825
901	Solera Holdings Inc	48,654
546	Synaptics Inc(b)	45,023
2,167	Synopsys Inc(b)	100,072
2,020	Teradata Corp(b)	58,499
2,873	Teradyne Inc	51,743
15,031	Texas Instruments Inc	744,335
502	Tyler Technologies Inc(b)	74,954
445	Ultimate Software Group Inc(b)	79,659
1,714	VeriFone Systems Inc(b)	47,529
3,404	Western Digital Corp	270,414
14,975	Xerox Corp	145,707
3,702	Xilinx Inc	156,965
		35,627,572
Utilities — 3.26%
9,506	AES Corp	93,064
1,846	AGL Resources Inc	112,680
1,601	Alliant Energy Corp	93,642
3,543	Ameren Corp	149,763
7,177	American Electric Power Co Inc	408,084
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,785	Aqua America Inc	$ 73,719
1,451	Atmos Energy Corp	84,419
660	Black Hills Corp	27,284
6,255	CenterPoint Energy Inc	112,840
854	Cleco Corp	45,467
3,990	CMS Energy Corp	140,927
4,273	Consolidated Edison Inc	285,650
8,754	Dominion Resources Inc	616,106
2,691	DTE Energy Co	216,276
10,080	Duke Energy Corp	725,155
4,816	Edison International	303,745
2,683	Entergy Corp	174,663
4,668	Eversource Energy	236,294
12,610	Exelon Corp	374,517
6,387	FirstEnergy Corp	199,977
2,302	Great Plains Energy Inc	62,200
1,536	Hawaiian Electric Industries Inc	44,068
691	IDACORP Inc	44,715
3,098	MDU Resources Group Inc	53,286
1,179	National Fuel Gas Co(a)	58,926
6,807	NextEra Energy Inc	664,023
4,698	NiSource Inc	87,148
5,146	NRG Energy Inc	76,418
3,080	OGE Energy Corp	84,269
884	ONE Gas Inc	40,072
3,858	Pepco Holdings Inc	93,441
7,114	PG&E Corp	375,619
1,614	Pinnacle West Capital Corp	103,522
1,378	PNM Resources Inc	38,653
10,059	PPL Corp	330,840
7,481	Public Service Enterprise Group Inc	315,399
2,800	Questar Corp	54,348
2,069	SCANA Corp	116,402
3,494	Sempra Energy	337,940
13,389	Southern Co	598,488
1,256	Talen Energy Corp(b)	12,686
3,107	TECO Energy Inc	81,590
2,473	UGI Corp	86,110
1,172	Vectren Corp	49,236
4,729	WEC Energy Group Inc	246,948
2,035	Westar Energy Inc	78,225
643	WGL Holdings Inc	37,082
7,460	Xcel Energy Inc	264,159
		8,910,085
TOTAL COMMON STOCK — 99.20% (Cost $161,752,182)		$270,797,404
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.07%
	U.S. Treasury Bills(d)
$120,000	0.05%, 12/10/2015	119,988
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 70,000	0.04%, 03/17/2016	$ 69,988
		189,976
Repurchase Agreements — 1.02%
662,318	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $662,318 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(e)	662,318
662,318	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $662,318 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(e)	662,318
139,429	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $139,429 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(e)	139,429
662,318	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $662,318 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(e)	662,318
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$662,318	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $662,318 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(e)
$ 662,318
2,788,701
SHORT TERM INVESTMENTS — 1.09% (Cost $2,978,677)	$ 2,978,677
TOTAL INVESTMENTS — 100.29% (Cost $164,730,859)	$273,776,081
OTHER ASSETS & LIABILITIES, NET — (0.29)%	$ (778,965)
TOTAL NET ASSETS — 100.00%	$272,997,116
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	23	USD	$2,195,005	December 2015	$(25,555)
S&P Mid 400® Emini Long Futures	1	USD	136,290	December 2015	(3,499)
				Net Depreciation	$(29,054)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 270,797,404	$ —	$ —	$ 270,797,404
Short Term Investments	—	2,978,677	—	2,978,677
Total Assets	$ 270,797,404	$ 2,978,677	$ 0	$ 273,776,081
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (29,054)	$ —	$ —	$ (29,054)
Total Liabilities	$ (29,054)	$ 0	$ 0	$ (29,054)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$172,511,993
Gross unrealized appreciation on investments	123,389,065
Gross unrealized depreciation on investments	(22,124,977)
Net unrealized appreciation on investments	$101,264,088

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 39 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.67%
166,800	EI du Pont de Nemours & Co	$ 8,039,760
226,683	International Paper Co	8,566,351
203,200	Newmont Mining Corp	3,265,424
174,000	Nucor Corp	6,533,700
130,600	Potash Corp of Saskatchewan Inc	2,683,830
		29,089,065
Communications — 9.18%
402,270	AT&T Inc	13,105,957
208,800	Cablevision Systems Corp Class A	6,779,736
151,871	CenturyLink Inc	3,814,999
305,100	Cisco Systems Inc	8,008,875
91,700	Comcast Corp Class A	5,215,896
160,300	New York Times Co Class A	1,893,143
220,600	News Corp Class A	2,783,972
317,623	Telefonica SA(a)	3,853,419
54,033	Time Warner Inc	3,714,769
73,000	Twenty-First Century Fox Inc Class A	1,969,540
115,200	Twenty-First Century Fox Inc Class B	3,118,464
214,392	Verizon Communications Inc	9,328,196
47,600	Viacom Inc Class B	2,053,940
560,110	Vodafone Group PLC(a)	1,766,205
53,600	Walt Disney Co	5,477,920
		72,885,031
Consumer, Cyclical — 8.22%
135,600	Carnival Corp	6,739,320
65,300	Coach Inc	1,889,129
299,000	Ford Motor Co	4,057,430
163,631	General Motors Co	4,912,203
65,450	Genuine Parts Co	5,425,150
149,200	Johnson Controls Inc	6,170,912
151,000	Kohl's Corp	6,992,810
124,400	Las Vegas Sands Corp	4,723,468
117,400	Macy's Inc	6,024,968
385,300	Mattel Inc(b)	8,114,418
494,300	Staples Inc	5,798,139
67,300	Wal-Mart Stores Inc	4,363,732
		65,211,679
Consumer, Non-Cyclical — 12.32%
216,000	Archer-Daniels-Midland Co	8,953,200
371,400	Avon Products Inc	1,207,050
7,300	Becton Dickinson & Co	968,418
190,100	Bristol-Myers Squibb Co	11,253,920
87,100	Campbell Soup Co	4,414,228
60,000	Clorox Co	6,931,800
223,721	GlaxoSmithKline PLC(a)	4,292,369
163,600	Johnson & Johnson	15,272,060
59,200	Kellogg Co	3,939,760
57,500	McCormick & Co Inc	4,725,350
228,500	Merck & Co Inc	11,285,615
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
85,500	PepsiCo Inc	$ 8,062,650
443,088	Pfizer Inc	13,917,394
138,100	Western Union Co	2,535,516
		97,759,330
Energy — 10.91%
75,400	Anadarko Petroleum Corp	4,553,406
250,600	Apache Corp	9,813,496
103,822	BP PLC Sponsored ADR	3,172,800
255,100	Canadian Natural Resources Ltd	4,961,695
171,444	Chevron Corp	13,523,503
294,900	Columbia Pipeline Group Inc	5,393,721
29,600	ConocoPhillips	1,419,616
216,400	CONSOL Energy Inc(b)	2,120,720
128,400	Diamond Offshore Drilling Inc(b)	2,221,320
194,796	Exxon Mobil Corp	14,483,083
183,000	Hess Corp	9,160,980
94,900	Occidental Petroleum Corp	6,277,635
199,200	Royal Dutch Shell PLC Sponsored ADR	9,440,088
		86,542,063
Financial — 23.15%
133,400	American Express Co	9,888,942
1,018,837	Bank of America Corp	15,873,480
89,100	Bank of New York Mellon Corp	3,488,265
43,400	Chubb Corp	5,323,010
77,100	Digital Realty Trust Inc REIT	5,036,172
428,805	JPMorgan Chase & Co	26,144,241
248,900	Loews Corp	8,995,246
246,200	Marsh & McLennan Cos Inc	12,856,564
199,200	MetLife Inc	9,392,280
152,200	Northern Trust Corp	10,373,952
180,700	Och-Ziff Capital Management Group LLC	1,577,511
127,200	PNC Financial Services Group Inc	11,346,240
153,600	Rayonier Inc REIT(b)	3,389,952
812,507	Royal Bank of Scotland Group PLC(a)(c)	3,875,309
90,700	State Street Corp	6,095,947
114,800	Sun Life Financial Inc	3,703,448
169,700	SunTrust Banks Inc	6,489,328
356,900	US Bancorp	14,636,469
329,600	Wells Fargo & Co	16,924,960
240,113	Weyerhaeuser Co REIT	6,564,689
42,200	Willis Group Holdings PLC	1,728,934
		183,704,939
Industrial — 16.50%
87,600	Boeing Co	11,471,220
421,300	Corning Inc	7,212,656
86,900	Deere & Co	6,430,600
75,404	Eaton Corp PLC	3,868,225
176,900	Emerson Electric Co	7,813,673
69,500	Flowserve Corp	2,859,230
1,082,100	General Electric Co	27,290,562
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Industrial — (continued)
127,300	Harris Corp	$ 9,311,995
55,900	Honeywell International Inc	5,293,171
128,200	Illinois Tool Works Inc	10,552,142
111,300	Joy Global Inc	1,661,709
115,400	Masco Corp	2,905,772
21,200	Stanley Black & Decker Inc	2,055,976
90,900	Tyco International PLC	3,041,514
106,900	United Parcel Service Inc Class B	10,549,961
10,700	United Technologies Corp	952,193
133,100	USG Corp(b)(c)	3,543,122
90,200	Vulcan Materials Co	8,045,840
79,764	Westrock Co	4,103,060
60,500	Xylem Inc	1,987,425
		130,950,046
Technology — 7.04%
113,500	Analog Devices Inc	6,402,535
435,800	Applied Materials Inc	6,401,902
91,700	CA Inc	2,503,410
50,700	Computer Sciences Corp	3,111,966
167,100	EMC Corp	4,037,136
50,800	International Business Machines Corp	7,364,476
223,400	Microsoft Corp	9,887,684
158,200	QUALCOMM Inc	8,500,086
155,300	Texas Instruments Inc	7,690,456
		55,899,651
Utilities — 7.04%
264,500	AES Corp	2,589,455
143,363	Duke Energy Corp	10,313,534
13,800	Edison International	870,366
135,800	Entergy Corp	8,840,580
190,200	Exelon Corp	5,648,940
265,110	FirstEnergy Corp	8,300,594
378,500	NiSource Inc	7,021,175
97,200	PG&E Corp	5,132,160
200,900	Xcel Energy Inc	7,113,869
		55,830,673
TOTAL COMMON STOCK — 98.03% (Cost $712,974,283)		$777,872,477
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.63%
$5,000,000	Federal Home Loan Bank 0.01%, 10/09/2015	$4,999,965
Repurchase Agreements — 0.88%
1,649,395	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,649,395 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(d)	1,649,395
1,649,395	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $1,649,395 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(d)	1,649,395
1,649,395	Undivided interest of 5.75% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $1,649,395 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(d)	1,649,395
347,224	Undivided interest of 8.91% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $347,224 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(d)	347,224
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$1,649,395	Undivided interest of 9.45% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $1,649,395 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(d)
$ 1,649,395
6,944,804
SHORT TERM INVESTMENTS — 1.51% (Cost $11,944,769)	$ 11,944,769
TOTAL INVESTMENTS — 99.54% (Cost $724,919,052)	$789,817,246
OTHER ASSETS & LIABILITIES, NET — 0.46%	$ 3,652,067
TOTAL NET ASSETS — 100.00%	$793,469,313
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at September 30, 2015.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2015

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 764,085,176	$ 13,787,302	$ —	$ 777,872,477
Short Term Investments	—	11,944,769	—	11,944,769
Total Assets	$ 764,085,176	$ 25,732,071	$ 0	$ 789,817,246

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$730,256,413
Gross unrealized appreciation on investments	155,868,586
Gross unrealized depreciation on investments	(96,307,753)
Net unrealized appreciation on investments	$ 59,560,833

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.15%
46,000	Ashland Inc	$ 4,628,520
80,000	Celanese Corp Series A	4,733,600
57,700	Cytec Industries Inc	4,261,145
195,000	Franco-Nevada Corp(a)	8,583,900
176,000	RPM International Inc	7,372,640
		29,579,805
Communications — 5.47%
118,629	Coupons.com Inc(a)(b)	1,067,661
215,000	DigitalGlobe Inc(b)	4,089,300
31,000	FactSet Research Systems Inc	4,954,110
56,000	GrubHub Inc(b)	1,363,040
10,000	LinkedIn Corp Class A(b)	1,901,300
14,000	Palo Alto Networks Inc(b)	2,408,000
311,900	T-Mobile US Inc(b)	12,416,739
59,000	TripAdvisor Inc(b)	3,718,180
195,000	VeriSign Inc(a)(b)	13,759,200
156,000	Viavi Solutions Inc(b)	837,720
58,000	Zillow Group Inc Class A(a)(b)	1,666,340
117,000	Zillow Group Inc Class C(a)(b)	3,159,000
		51,340,590
Consumer, Cyclical — 16.69%
19,500	AutoZone Inc(b)	14,114,685
156,000	BorgWarner Inc	6,488,040
283,000	CarMax Inc(b)	16,787,560
4,000	Chipotle Mexican Grill Inc(b)	2,881,000
117,000	Choice Hotels International Inc	5,575,050
135,000	Dollar General Corp	9,779,400
41,000	Fastenal Co(a)	1,501,010
312,000	Hanesbrands Inc	9,029,280
76,000	Harley-Davidson Inc	4,172,400
39,000	Harman International Industries Inc	3,743,610
88,000	L Brands Inc	7,931,440
98,000	Marriott International Inc Class A	6,683,600
195,000	MGM Resorts International(b)	3,597,750
224,800	Michaels Cos Inc(b)	5,192,880
71,700	Mobileye NV(a)(b)	3,260,916
296,000	Norwegian Cruise Line Holdings Ltd(b)	16,960,800
59,000	O'Reilly Automotive Inc(b)	14,750,000
49,000	PVH Corp	4,995,060
1,073,000	Rite Aid Corp(b)	6,513,110
68,000	Royal Caribbean Cruises Ltd	6,058,120
8,000	Tesla Motors Inc(a)(b)	1,987,200
29,000	WABCO Holdings Inc(b)	3,040,070
79,000	Wolverine World Wide Inc	1,709,560
		156,752,541
Consumer, Non-Cyclical — 24.20%
205,000	Alkermes PLC(b)	12,027,350
20,000	Alnylam Pharmaceuticals Inc(b)	1,607,200
214,000	Aramark	6,342,960
201,000	Baxalta Inc	6,333,510
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,000	Blue Buffalo Pet Products Inc(b)	$ 394,020
367,100	Bruker Corp(b)	6,031,453
255,000	Catalent Inc(b)	6,196,500
72,000	Cooper Cos Inc	10,717,920
195,000	DENTSPLY International Inc	9,861,150
133,000	Envision Healthcare Holdings Inc(b)	4,893,070
117,000	Equifax Inc	11,370,060
78,000	Gartner Inc Class A(b)	6,546,540
117,000	Global Payments Inc	13,423,410
78,000	Henry Schein Inc(b)	10,352,160
111,000	Hologic Inc(b)	4,343,430
98,000	IDEXX Laboratories Inc(b)	7,276,500
22,000	Illumina Inc(b)	3,868,040
68,000	Incyte Corp(b)	7,502,440
26,000	Intuitive Surgical Inc(b)	11,949,080
19,000	Mallinckrodt PLC(b)	1,214,860
68,000	ManpowerGroup Inc	5,568,520
98,000	MEDNAX Inc(b)	7,525,420
195,000	Sprouts Farmers Market Inc(a)(b)	4,114,500
98,000	Teleflex Inc	12,172,580
59,000	Towers Watson & Co Class A	6,925,420
56,200	TransUnion (b)	1,411,744
49,000	TreeHouse Foods Inc(b)	3,811,710
39,000	Universal Health Services Inc Class B	4,867,590
234,000	Vantiv Inc Class A(b)	10,511,280
137,000	Verisk Analytics Inc Class A(b)	10,125,670
39,000	Vertex Pharmaceuticals Inc(b)	4,061,460
57,600	West Pharmaceutical Services Inc	3,117,312
176,000	WhiteWave Foods Co Class A(b)	7,066,400
117,000	Whole Foods Market Inc	3,703,050
		227,234,309
Energy — 2.40%
40,000	Cimarex Energy Co	4,099,200
59,000	Concho Resources Inc(b)	5,799,700
109,000	EQT Corp	7,059,930
20,000	Pioneer Natural Resources Co	2,432,800
98,000	Range Resources Corp	3,147,760
		22,539,390
Financial — 10.76%
156,000	CBOE Holdings Inc	10,464,480
203,000	CoreLogic Inc(b)	7,557,690
117,000	E*TRADE Financial Corp(b)	3,080,610
390,000	FNF Group	13,833,300
155,000	HCC Insurance Holdings Inc	12,007,850
42,000	Intercontinental Exchange Inc	9,869,580
58,000	Jones Lang LaSalle Inc	8,338,660
137,000	LPL Financial Holdings Inc(a)	5,448,490
43,000	Oaktree Capital Group LLC(a)	2,128,500
303,000	Progressive Corp	9,283,920
273,000	TD Ameritrade Holding Corp	8,692,320
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Financial — (continued)
253,200	Willis Group Holdings PLC	$ 10,373,604
		101,079,004
Industrial — 16.01%
35,000	Acuity Brands Inc	6,145,300
273,000	Agilent Technologies Inc	9,372,090
146,000	Allegion PLC	8,418,360
178,000	AMETEK Inc	9,312,960
117,000	Ball Corp	7,277,400
59,000	Cognex Corp	2,027,830
140,000	Colfax Corp(a)(b)	4,187,400
82,000	FEI Co	5,989,280
164,000	IDEX Corp	11,693,200
68,400	JB Hunt Transport Services Inc	4,883,760
80,000	Kansas City Southern	7,270,400
293,000	Keysight Technologies Inc(b)	9,036,120
49,000	Martin Marietta Materials Inc	7,445,550
9,000	Mettler-Toledo International Inc(b)	2,562,660
29,000	Nordson Corp	1,825,260
133,000	Rexnord Corp(b)	2,258,340
78,000	Roper Technologies Inc	12,222,600
234,000	Sensata Technologies Holding NV(b)	10,375,560
390,000	Textron Inc	14,679,600
60,000	Trimble Navigation Ltd(b)	985,200
156,400	Waste Connections Inc	7,597,912
147,000	Xylem Inc	4,828,950
		150,395,732
Technology — 13.75%
106,800	Akamai Technologies Inc(b)	7,375,608
142,000	Altera Corp	7,111,360
664,000	Atmel Corp	5,358,480
16,184	Dropbox Inc(b)(c)(d)	309,134
98,000	Fidelity National Information Services Inc	6,573,840
273,000	Fiserv Inc(b)	23,644,530
39,000	Fortinet Inc(b)	1,656,720
14,000	Guidewire Software Inc(b)	736,120
136,800	IHS Inc Class A(b)	15,868,800
176,200	IMS Health Holdings Inc(b)	5,127,420
63,400	Lumentum Holdings Inc(b)	1,074,630
205,000	Microchip Technology Inc(a)	8,833,450
166,000	MSCI Inc Class A	9,870,360
19,000	NetSuite Inc(a)(b)	1,594,100
100,600	Rackspace Hosting Inc(b)	2,482,808
166,000	Red Hat Inc(b)	11,932,080
35,000	ServiceNow Inc(b)	2,430,750
78,000	SS&C Technologies Holdings Inc	5,463,120
117,300	Veeva Systems Inc Class A(b)	2,745,993
25,050	WeWork Class A(b)(c)(d)	823,884
44,193	WeWork Series D-1(b)(c)(d)	1,453,489
34,723	WeWork Series D-2(b)(c)(d)	1,142,024
14,000	Workday Inc Class A(b)	964,040
Shares		Fair Value
Technology — (continued)
108,000	Xilinx Inc	$ 4,579,200
		129,151,940
Utilities — 0.11%
18,400	Atmos Energy Corp	1,070,512
TOTAL COMMON STOCK — 92.54% (Cost $670,252,789)		$869,143,823
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
254,930	Living Social Series E, 0.00%(b)(c)(d)	20,343
Technology — 0.24%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	383,896
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	1,885,785
		2,269,681
TOTAL CONVERTIBLE PREFERRED STOCK — 0.25% (Cost $2,515,860)		$ 2,290,024
PREFERRED STOCK
Technology — 0.21%
60,643	Atlassian Inc Class A (b)(c)(d)	1,152,217
12,149	Atlassian Inc Series 1(b)(c)(d)	230,831
32,529	Atlassian Inc Series 2 (b)(c)(d)	618,051
TOTAL PREFERRED STOCK — 0.21% (Cost $1,685,136)		$ 2,001,099
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.96%
	Federal Home Loan Bank
$10,000,000	0.02%, 10/07/2015	9,999,967
15,000,000	0.01%, 10/09/2015	14,999,895
9,900,000	0.02%, 10/16/2015	9,899,918
15,943,000	0.03%, 10/26/2015	15,942,665
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$5,115,000	International Bank for Reconstruction & Development 0.05%, 10/26/2015	$ 5,114,822
		55,957,267
Repurchase Agreements — 4.48%
9,992,296	Undivided interest of 16.13% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $9,992,296 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(e)	9,992,296
9,992,296	Undivided interest of 16.13% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $9,992,296 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(e)	9,992,296
2,103,547	Undivided interest of 23.01% in a repurchase agreement (principal amount/value $9,141,249 with a maturity value of $9,141,274) with Scotia Capital (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $2,103,547 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 9.25%, 11/15/15 - 9/9/49, with a value of $9,324,100.(e)	2,103,547
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,992,296	Undivided interest of 25.01% in a repurchase agreement (principal amount/value $39,950,458 with a maturity value of $39,950,591) with ING Financial Markets LLC, 0.12%, dated 9/30/15 to be repurchased at $9,992,296 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.71% - 6.02%, 10/1/23 - 9/1/45, with a value of $40,749,669.(e)
		$ 9,992,296
9,992,296	Undivided interest of 26.44% in a repurchase agreement (principal amount/value $37,789,144 with a maturity value of $37,789,249) with Barclays Capital Inc, 0.10%, dated 9/30/15 to be repurchased at $9,992,296 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 10/15/15 - 8/15/45, with a value of $38,544,927.(e)	9,992,296
		42,072,731
SHORT TERM INVESTMENTS — 10.44% (Cost $98,029,998)		$ 98,029,998
TOTAL INVESTMENTS — 103.44% (Cost $772,483,783)		$971,464,944
OTHER ASSETS & LIABILITIES, NET — (3.44)%		$ (32,285,323)
TOTAL NET ASSETS — 100.00%		$939,179,621
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc	N/A%	05/01/2012	$146,451	$309,134	0.03%
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	823,884	0.09
WeWork Series D-1	N/A	12/09/2014	735,866	1,453,489	0.15
WeWork Series D-2	N/A	12/09/2014	578,180	1,142,024	0.12
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	383,896	0.04
Dropbox Series A-1	0.00	05/01/2012	893,381	1,885,785	0.20
Living Social Series E	0.00	04/01/2011	1,440,610	20,343	0.00
Preferred Stock
Atlassian Inc Class A	N/A	04/09/2014	970,288	1,152,217	0.12
Atlassian Inc Series 1	N/A	04/09/2014	194,384	230,831	0.02
Atlassian Inc Series 2	N/A	04/09/2014 - 05/20/2014	520,464	618,051	0.07
			$6,038,534	$8,019,654	0.84%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, benchmark securities, operating matrix, company financials, reference data including market research publications and exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 865,415,292	$ —	$ 3,728,531	$ 869,143,823
Convertible Preferred Stock	—	—	2,290,024	2,290,024
Preferred Stock	—	—	2,001,099	2,001,099
Short Term Investments	—	98,029,998	—	98,029,998
Total Assets	$ 865,415,292	$ 98,029,998	$ 8,019,654	$ 971,464,944

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$773,160,407
Gross unrealized appreciation on investments	238,926,847
Gross unrealized depreciation on investments	(40,622,310)
Net unrealized appreciation on investments	$198,304,537

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(c)
1,700 (b)	BRL, 0.00%, 01/01/2016	$ 414,317
4,280 (b)	BRL, 0.00%, 07/01/2016	970,436
3,280 (b)	BRL, 0.00%, 01/01/2017	689,904
1,870 (b)	BRL, 0.00%, 01/01/2018	337,134
	Brazil Notas do Tesouro Nacional Series B, Index Linked(d)
898 (b)	BRL, 6.00%, 08/15/2016	612,518
4,600 (b)	BRL, 6.00%, 08/15/2018	3,047,001
660 (b)	BRL, 6.00%, 05/15/2019	439,359
90 (b)	BRL, 6.00%, 08/15/2020	58,202
1,300 (b)	BRL, 6.00%, 08/15/2022	825,037
1,755 (b)	BRL, 6.00%, 05/15/2023	1,125,222
250 (b)	BRL, 6.00%, 08/15/2024	156,512
1,000 (b)	BRL, 6.00%, 05/15/2045	591,860
	Brazil Notas do Tesouro Nacional Series F
9,490 (b)	BRL, 10.00%, 01/01/2017	2,310,902
2,120 (b)	BRL, 10.00%, 01/01/2019	473,295
1,050 (b)	BRL, 10.00%, 01/01/2021	220,335
2,880 (b)	BRL, 10.00%, 01/01/2023	572,570
	Financing of Infrastrucural Projects State Enterprise(e)
100,000	8.38%, 11/03/2017	78,020
200,000	7.40%, 04/20/2018	156,040
	Hungary Government Bond
367,370,000	HUF, 6.75%, 11/24/2017	1,474,178
51,440,000	HUF, 4.00%, 04/25/2018	194,718
245,190,000	HUF, 5.50%, 12/20/2018	975,331
78,800,000	HUF, 6.50%, 06/24/2019	325,252
14,540,000	HUF, 7.50%, 11/12/2020	64,347
36,630,000	HUF, 7.00%, 06/24/2022	160,981
48,100,000	HUF, 6.00%, 11/24/2023	205,034
37,720,000	HUF, 5.50%, 06/24/2025	158,152
	Hungary Government International Bond
12,000	EUR, 4.38%, 07/04/2017	14,265
910,000	EUR, 5.75%, 06/11/2018	1,139,775
1,195,000	6.25%, 01/29/2020	1,342,822
960,000	EUR, 3.88%, 02/24/2020	1,188,240
1,310,000	6.38%, 03/29/2021	1,495,360
2,540,000	5.38%, 02/21/2023	2,761,640
610,000	Iceland Government International Bond(e) 5.88%, 05/11/2022	694,696
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	1,644,658
75,638,000,000	IDR, 7.88%, 04/15/2019	4,902,915
10,000,000,000	IDR, 11.50%, 09/15/2019	722,958
25,793,000,000	IDR, 11.00%, 11/15/2020	1,854,163
7,586,000,000	IDR, 8.25%, 07/15/2021	487,195
1,359,000,000	IDR, 7.00%, 05/15/2022	80,360
3,797,000,000	IDR, 12.90%, 06/15/2022	297,494
516,000,000	IDR, 5.63%, 05/15/2023	27,426
25,950,000,000	IDR, 8.38%, 03/15/2024	1,637,020
2,399,000,000	IDR, 8.38%, 09/15/2026	151,035
2,400,000,000	IDR, 12.00%, 09/15/2026	187,052
1,705,000,000	IDR, 9.00%, 03/15/2029	109,293
18,670,000,000	IDR, 8.38%, 03/15/2034	1,105,041
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	$ 2,759,519
2,375,210	Ireland Government Bond EUR, 5.40%, 03/13/2025	3,631,834
	Korea Monetary Stabilization Bond
208,000,000	KRW, 2.81%, 10/02/2015	175,495
216,700,000	KRW, 2.13%, 10/08/2015	182,848
8,106,900,000	KRW, 2.90%, 12/02/2015	6,856,063
1,108,400,000	KRW, 1.50%, 12/15/2015(c)	932,215
290,870,000	KRW, 2.78%, 02/02/2016	246,460
4,607,700,000	KRW, 2.80%, 04/02/2016	3,912,742
164,000,000	KRW, 1.74%, 05/09/2016	138,552
3,378,900,000	KRW, 2.79%, 06/02/2016	2,875,012
3,499,600,000	KRW, 2.46%, 08/02/2016	2,975,878
2,475,900,000	KRW, 2.22%, 10/02/2016	2,103,104
1,356,200,000	KRW, 2.07%, 12/02/2016	1,151,302
237,300,000	KRW, 1.96%, 02/02/2017	201,323
	Korea Treasury Bond
233,300,000	KRW, 0.00%, 10/13/2015(c)	196,721
2,804,800,000	KRW, 0.00%, 11/10/2015(c)	2,362,392
9,585,290,000	KRW, 2.75%, 12/10/2015	8,106,267
133,800,000	KRW, 4.00%, 03/10/2016	114,130
4,142,700,000	KRW, 2.75%, 06/10/2016	3,524,901
686,400,000	KRW, 1.57%, 07/09/2016	579,354
2,571,100,000	KRW, 1.56%, 08/09/2016	2,169,819
4,056,840,000	KRW, 3.00%, 12/10/2016	3,481,132
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	972,000
730,000	6.13%, 03/09/2021(e)	851,656
	Malaysia Government Bond
29,090,000	MYR, 3.20%, 10/15/2015	6,617,729
20,846,000	MYR, 3.17%, 07/15/2016	4,741,938
10,100,000	MYR, 4.26%, 09/15/2016	2,320,952
5,630,000	MYR, 3.81%, 02/15/2017	1,288,467
22,260,000	MYR, 3.39%, 03/15/2017	5,065,800
	Mexican Bonos
1,653,630 (f)	MXP, 8.00%, 12/17/2015	9,869,153
1,461,930 (f)	MXP, 6.25%, 06/16/2016	8,801,995
1,795,680 (f)	MXP, 7.25%, 12/15/2016	11,055,538
	Mexican Udibonos, Index Linked(d)
10,450 (g)	MXP, 5.00%, 06/16/2016	339,906
10,480 (g)	MXP, 3.50%, 12/14/2017	349,995
7,210 (g)	MXP, 4.00%, 06/13/2019	244,615
5,670 (g)	MXP, 2.50%, 12/10/2020	180,477
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,005,381
	Philippines Government Bond
119,330,000	PHP, 7.00%, 01/27/2016	2,591,705
594,880,000	PHP, 1.63%, 04/25/2016	12,675,551
1,710,000	PHP, 9.13%, 09/04/2016	38,745
	Poland Government Bond
2,573,000	PLN, 6.25%, 10/24/2015	678,906
16,247,000	PLN, 1.56%, 01/25/2016(c)	4,254,113
15,460,000	PLN, 5.00%, 04/25/2016	4,143,930
20,040,000	PLN, 4.75%, 10/25/2016	5,441,320
4,072,000	PLN, 1.79%, 01/25/2017(h)	1,070,904
440,000	PLN, 4.75%, 04/25/2017	121,099
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,130,000	PLN, 1.79%, 01/25/2021(h)	$ 1,063,868
570,000	Poland Government International Bond 6.38%, 07/15/2019	659,866
3,070,000	Portugal Government International Bond(e) 5.13%, 10/15/2024	3,253,033
	Portugal Obrigacoes do Tesouro OT(e)
30,400	EUR, 4.95%, 10/25/2023	41,089
5,880,000	EUR, 3.88%, 02/15/2030	7,308,722
76,100	Portuguese Republic Bond EUR, 5.65%, 02/15/2024	107,269
	Republic of Serbia(e)
410,000	5.25%, 11/21/2017	423,838
810,000	4.88%, 02/25/2020	818,197
4,190,000	7.25%, 09/28/2021	4,692,800
30,000	Singapore Government Bond SGD, 1.13%, 04/01/2016	21,056
	Slovenia Government International Bond(e)
1,370,000	5.50%, 10/26/2022	1,538,516
1,210,000	5.85%, 05/10/2023	1,382,522
	Ukraine Government International Bond(e)
100,000	EUR, 4.95%, 10/13/2015	90,678
860,000	6.25%, 06/17/2016	673,294
855,000	6.58%, 11/21/2016	671,945
5,860,000	9.25%, 07/24/2017	4,634,545
1,480,000	7.75%, 09/23/2020	1,192,510
3,280,000	7.95%, 02/23/2021	2,600,056
2,740,000	7.80%, 11/28/2022	2,171,998
6,100,000	7.50%, 04/17/2023	4,862,432
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 56.94% (Cost $244,233,053)		$212,087,237
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 14.83%
	Bank Negara Malaysia Monetary Notes
3,550,000	MYR, 0.00%, 10/01/2015	807,598
17,870,000	MYR, 2.93%, 10/27/2015	4,056,489
870,000	MYR, 2.89%, 11/03/2015	197,387
930,000	MYR, 2.95%, 11/12/2015	210,836
470,000	MYR, 3.00%, 11/24/2015	106,441
6,110,000	MYR, 3.09%, 03/01/2016	1,372,180
940,000	MYR, 3.17%, 04/19/2016	210,148
2,220,000	MYR, 3.11%, 05/03/2016	495,876
6,720,000	MYR, 3.11%, 06/07/2016	1,496,575
9,200,000	MYR, 3.13%, 09/15/2016	2,031,384
9,240,000	MYR, 3.13%, 09/22/2016	2,038,972
	Indonesia Treasury Bills
5,820,000,000	IDR, 0.00%, 01/07/2016	374,175
3,584,000,000	IDR, 3.73%, 02/04/2016	241,509
	Korea Monetary Stabilization Bond
707,500,000	KRW, 1.52%, 10/06/2015	596,747
66,800,000	KRW, 1.92%, 03/09/2016	56,461
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
419,100,000	KRW, 1.62%, 06/09/2016	$ 353,824
602,500,000	KRW, 1.52%, 09/09/2016	508,294
	Malaysia Treasury Bills
200,000	MYR, 2.46%, 10/09/2015	45,471
220,000	MYR, 2.89%, 10/23/2015	49,957
2,990,000	MYR, 3.02%, 12/04/2015	676,561
1,300,000	MYR, 3.04%, 12/11/2015	293,979
230,000	MYR, 3.06%, 01/22/2016	51,828
1,500,000	MYR, 3.06%, 01/22/2016	338,011
350,000	MYR, 3.11%, 03/18/2016	78,485
220,000	MYR, 3.12%, 04/29/2016	49,156
230,000	MYR, 3.14%, 05/27/2016	51,265
2,100,000	MYR, 3.14%, 08/05/2016	465,266
	Mexico Cetes
1,919,830 (f)	MXP, 2.92%, 10/01/2015	1,135,574
568,570 (f)	MXP, 3.02%, 10/15/2015	335,917
71,540 (f)	MXP, 3.07%, 10/29/2015	42,216
666,360 (f)	MXP, 3.06%, 11/12/2015	392,767
1,106,330 (f)	MXP, 3.06%, 11/26/2015	651,328
2,307,310 (f)	MXP, 3.18%, 12/10/2015	1,356,496
1,592,760 (f)	MXP, 3.19%, 12/24/2015	935,235
2,099,350 (f)	MXP, 3.21%, 01/07/2016	1,231,154
1,282,530 (f)	MXP, 3.23%, 01/21/2016	751,155
3,032,780 (f)	MXP, 3.26%, 02/04/2016	1,773,895
1,865,600 (f)	MXP, 3.29%, 02/18/2016	1,089,747
646,170 (f)	MXP, 3.32%, 03/03/2016	376,933
283,210 (f)	MXP, 3.44%, 03/17/2016	164,906
5,668,230 (f)	MXP, 3.32%, 03/31/2016	3,298,188
725,700 (f)	MXP, 3.33%, 04/14/2016	421,694
1,663,550 (f)	MXP, 3.46%, 04/28/2016	964,727
3,284,790 (f)	MXP, 3.40%, 05/26/2016	1,900,643
5,214,200 (f)	MXP, 3.45%, 06/23/2016	3,008,215
873,230 (f)	MXP, 3.62%, 08/18/2016	500,398
	Philippines Treasury Bills
16,490,000	PHP, 1.74%, 10/07/2015	352,683
5,140,000	PHP, 1.21%, 11/04/2015	109,841
12,740,000	PHP, 1.70%, 12/02/2015	271,772
13,740,000	PHP, 1.83%, 02/03/2016	292,126
9,390,000	PHP, 1.34%, 03/02/2016	199,774
100,000	PHP, 2.31%, 07/06/2016	2,102
3,700,000	PHP, 1.08%, 08/03/2016	78,450
2,660,000	PHP, 1.90%, 09/07/2016	55,910
	Singapore Treasury Bills
1,600,000	SGD, 0.51%, 10/02/2015	1,124,314
800,000	SGD, 0.91%, 10/09/2015	562,046
40,000	SGD, 1.03%, 10/27/2015	28,087
6,800,000	SGD, 1.03%, 11/06/2015	4,773,475
6,985,000	SGD, 1.06%, 11/13/2015	4,902,218
4,260,000	SGD, 1.08%, 11/20/2015	2,989,059
2,610,000	SGD, 1.18%, 12/22/2015	1,829,186
80,000	SGD, 1.19%, 01/05/2016	56,040
		55,213,146
U.S. Government Agency Bonds and Notes — 2.28%
7,500,000	Federal Home Loan Bank 0.00%, 10/01/2015	7,500,000
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
1,000,000	Federal Home Loan Mortgage Corp 0.01%, 10/01/2015	$ 1,000,000
		8,500,000
SHORT TERM INVESTMENTS — 17.11% (Cost $67,834,351)		$ 63,713,146
TOTAL INVESTMENTS — 74.05% (Cost $312,067,404)		$275,800,383
OTHER ASSETS & LIABILITIES, NET — 25.95%		$ 96,646,419
TOTAL NET ASSETS — 100.00%		$372,446,802
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Principal amount is stated in 1,000 Brazilian Real Units.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Principal amount of the security is adjusted for inflation.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $38,909,479 and $38,136,587, respectively, representing 10.24% of net assets.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
At September 30, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	6,580,000	EUR	5,288,858	November 2015	$664,705
BA	USD	274,059	EUR	240,017	February 2016	5,057
BA	USD	3,285,391	EUR	2,972,200	March 2016	(48,066)
BA	USD	1,124,889	JPY	133,511,950	November 2015	11,205
BA	USD	1,119,200	JPY	133,110,875	May 2016	3,523
BB	CLP	309,000,000	USD	441,807	December 2015	(807)
BB	CLP	172,370,000	USD	250,067	November 2015	(3,496)
BB	USD	7,906,368	EUR	6,195,881	October 2015	981,219
BB	USD	2,088,672	EUR	1,672,468	November 2015	218,494
BB	USD	1,694,242	EUR	1,443,000	January 2016	78,295
BB	USD	3,967,303	EUR	3,502,356	February 2016	42,991
BB	USD	6,077,827	EUR	5,505,856	March 2016	(96,971)
BB	USD	279,065	EUR	255,924	April 2016	(8,140)
BB	USD	2,282,662	EUR	2,022,053	May 2016	11,766
BB	USD	98,556	EUR	85,822	June 2016	2,085
BB	USD	355,134	EUR	318,592	August 2016	(3,494)
BB	USD	500,219	JPY	61,473,000	August 2016	(16,380)
BB	USD	1,803,912	JPY	193,530,000	October 2015	190,309
BB	USD	877,522	JPY	103,760,000	December 2015	11,093
BB	USD	2,069,315	JPY	243,130,000	January 2016	37,774
BB	USD	3,328,988	JPY	391,350,000	February 2016	56,609
BB	USD	1,990,284	JPY	236,853,110	March 2016	8,599
BB	USD	595,279	JPY	70,490,000	April 2016	4,988
BB	USD	1,913,850	JPY	226,713,500	May 2016	13,481
BB	USD	1,261,677	JPY	156,670,000	June 2016	(52,290)
BB	USD	738,206	JPY	90,170,000	July 2016	(19,097)
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	CLP	205,770,000	USD	318,505	October 2015	$(23,132)
CIT	CLP	57,199,000	USD	83,011	November 2015	(1,195)
CIT	INR	4,940,000	USD	73,120	December 2015	1,209
CIT	MXP	12,160,800	USD	769,880	March 2016	(61,020)
CIT	MXP	7,203,140	USD	452,956	June 2016	(35,872)
CIT	USD	535,907	AUD	698,900	December 2015	47,431
CIT	USD	1,071,835	AUD	1,408,900	June 2016	95,081
CIT	USD	943,614	EUR	854,049	August 2016	(17,551)
CIT	USD	3,571,957	EUR	2,893,391	November 2015	336,540
CIT	USD	2,409,361	EUR	2,104,547	January 2016	52,156
CIT	USD	782,197	EUR	681,000	February 2016	19,236
CIT	USD	1,964,085	EUR	1,789,412	March 2016	(42,004)
CIT	USD	325,166	EUR	293,000	April 2016	(3,532)
CIT	USD	186,637	EUR	169,019	July 2016	(3,536)
CIT	USD	3,234,292	JPY	376,740,958	November 2015	91,798
CIT	USD	1,370,850	JPY	161,870,000	December 2015	19,183
CIT	USD	120,028	JPY	14,230,000	January 2016	1,127
CIT	USD	2,081,887	JPY	249,286,000	February 2016	(2,429)
CIT	USD	1,175,754	JPY	141,415,000	March 2016	(7,604)
CIT	USD	102,960	JPY	12,300,000	April 2016	(27)
CIT	USD	1,127,492	JPY	133,314,600	May 2016	10,139
CIT	USD	3,220,304	JPY	398,324,000	June 2016	(120,354)
CIT	USD	1,053,025	JPY	129,520,000	July 2016	(34,638)
CIT	USD	790,574	JPY	97,662,000	August 2016	(29,932)
DB	CLP	280,483,500	USD	404,557	December 2015	(4,701)
DB	CLP	1,254,493,000	USD	1,860,196	October 2015	(61,727)
DB	CLP	1,406,592,500	USD	2,043,512	November 2015	(32,955)
DB	INR	112,894,000	USD	1,739,863	October 2015	(26,037)
DB	INR	48,853,500	USD	752,976	November 2015	(13,757)
DB	MYR	877,000	USD	263,182	October 2015	(63,604)
DB	MYR	654,360	USD	191,468	November 2015	(42,638)
DB	MYR	54,000	USD	13,981	January 2016	(1,748)
DB	MYR	2,083,735	USD	547,919	April 2016	(78,034)
DB	MYR	794,500	USD	205,014	July 2016	(26,709)
DB	PLN	12,790,000	EUR	3,023,212	December 2015	(46,879)
DB	SGD	349,000	USD	247,641	February 2016	(3,553)
DB	USD	522,353	EUR	470,845	August 2016	(7,675)
DB	USD	2,139,103	EUR	1,887,000	October 2016	12,077
DB	USD	3,310,062	EUR	2,690,310	October 2015	302,892
DB	USD	5,143,643	EUR	4,105,401	November 2015	553,072
DB	USD	2,387,935	EUR	1,912,771	December 2015	247,661
DB	USD	12,662,549	EUR	11,085,018	January 2016	246,636
DB	USD	3,247,032	EUR	2,826,000	February 2016	80,876
DB	USD	10,923,318	EUR	9,863,313	March 2016	(137,331)
DB	USD	820,734	EUR	757,953	April 2016	(29,680)
DB	USD	136,703	EUR	122,000	May 2016	(325)
DB	USD	1,095,089	EUR	963,700	June 2016	12,042
DB	USD	121,301	EUR	110,000	July 2016	(2,456)
DB	USD	1,228,510	JPY	132,200,000	October 2015	126,307
DB	USD	603,061	JPY	69,943,000	November 2015	19,634
DB	USD	2,298,237	JPY	268,480,000	December 2015	56,432
DB	USD	1,805,184	JPY	216,473,441	January 2016	(3,807)
DB	USD	678,608	JPY	82,831,000	February 2016	(14,078)
DB	USD	474,015	JPY	56,915,000	March 2016	(2,269)
DB	USD	2,649,961	JPY	324,250,000	June 2016	(70,288)
DB	USD	1,018,902	JPY	123,931,000	August 2016	(22,654)
GS	USD	1,719,498	EUR	1,528,816	November 2015	9,893
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	USD	400,216	EUR	364,000	January 2016	$(7,478)
GS	USD	858,902	EUR	756,000	February 2016	11,793
GS	USD	109,840	EUR	100,000	March 2016	(2,320)
GS	USD	607,937	JPY	72,750,000	November 2015	1,133
GS	USD	1,166,492	JPY	137,159,000	January 2016	20,323
GS	USD	1,433,169	JPY	168,946,270	February 2016	20,560
HSB	INR	800,667,000	USD	12,246,000	October 2015	(66,017)
HSB	INR	107,921,500	USD	1,665,440	November 2015	(32,890)
HSB	KRW	2,603,500,000	USD	2,262,339	January 2016	(74,947)
HSB	MXP	25,646,790	USD	1,612,397	March 2016	(116,475)
HSB	MXP	25,158,965	USD	1,626,938	May 2016	(168,055)
HSB	MYR	1,758,089	USD	526,407	October 2015	(126,331)
HSB	MYR	3,223,000	USD	938,225	November 2015	(205,259)
HSB	MYR	3,600,000	USD	950,520	December 2015	(133,522)
HSB	MYR	2,252,000	USD	553,716	February 2016	(44,153)
HSB	MYR	490,000	USD	110,398	March 2016	213
HSB	MYR	400,000	USD	106,975	April 2016	(16,738)
HSB	MYR	4,677,296	USD	1,166,699	August 2016	(118,795)
HSB	SGD	872,000	USD	621,991	October 2015	(9,682)
HSB	USD	2,723,328	EUR	2,255,000	October 2015	202,841
HSB	USD	303,637	EUR	246,482	December 2015	27,874
HSB	USD	919,949	EUR	810,000	February 2016	12,444
HSB	USD	334,014	EUR	299,000	March 2016	(1,252)
HSB	USD	728,732	EUR	683,934	April 2016	(38,736)
HSB	USD	3,297,573	EUR	2,908,836	June 2016	29,198
HSB	USD	787,081	EUR	713,000	August 2016	(15,327)
HSB	USD	2,457,598	JPY	264,800,000	October 2015	249,988
HSB	USD	486,935	JPY	55,989,000	November 2015	19,917
HSB	USD	3,838,349	JPY	461,600,000	December 2015	(15,226)
HSB	USD	1,219,990	JPY	144,999,132	January 2016	8,144
HSB	USD	2,757,370	JPY	329,369,000	February 2016	2,946
HSB	USD	392,008	JPY	46,600,000	March 2016	2,213
HSB	USD	1,128,350	JPY	133,579,700	May 2016	8,743
HSB	USD	1,345,944	JPY	166,850,000	June 2016	(53,400)
HSB	USD	1,129,792	JPY	139,213,000	August 2016	(40,205)
JPM	CLP	121,581,000	USD	173,934	November 2015	(237)
JPM	CLP	321,020,000	USD	465,081	December 2015	(7,390)
JPM	CLP	60,820,000	USD	90,864	October 2015	(3,761)
JPM	IDR	23,720,000,000	AUD	2,107,091	May 2016	(83,047)
JPM	INR	45,583,000	USD	704,355	October 2015	(12,701)
JPM	INR	36,046,000	USD	557,519	November 2015	(13,216)
JPM	INR	13,318,000	USD	197,743	December 2015	2,933
JPM	KRW	9,272,549,000	USD	8,424,995	February 2016	(636,340)
JPM	MYR	3,515,463	USD	979,039	October 2015	(179,066)
JPM	MYR	1,886,213	USD	497,800	December 2015	(69,453)
JPM	MYR	591,000	USD	159,740	January 2016	(25,800)
JPM	MYR	5,720,500	USD	1,267,420	April 2016	23,827
JPM	MYR	8,842,397	USD	2,400,672	May 2016	(409,355)
JPM	MYR	4,135,000	USD	1,074,584	June 2016	(145,534)
JPM	MYR	5,326,100	USD	1,365,283	July 2016	(170,331)
JPM	PHP	12,070,000	USD	254,046	March 2016	697
JPM	PHP	26,230,000	USD	572,398	June 2016	(21,127)
JPM	SGD	4,710,825	USD	3,537,186	November 2015	(231,790)
JPM	SGD	542,000	USD	402,794	December 2015	(22,923)
JPM	SGD	3,186,600	USD	2,317,219	January 2016	(86,820)
JPM	USD	3,266,668	AUD	4,061,000	November 2015	423,680
JPM	USD	11,840,097	AUD	15,612,000	June 2016	1,017,352
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	3,331,123	EUR	2,940,000	September 2016	$19,644
JPM	USD	8,044,612	EUR	6,296,000	October 2015	1,007,770
JPM	USD	1,013,850	EUR	809,106	November 2015	109,102
JPM	USD	454,392	EUR	364,000	December 2015	47,092
JPM	USD	4,022,750	EUR	3,414,000	January 2016	199,537
JPM	USD	1,260,559	EUR	1,098,000	February 2016	30,200
JPM	USD	51,401	EUR	48,000	March 2016	(2,418)
JPM	USD	1,072,752	EUR	1,003,563	April 2016	(53,266)
JPM	USD	1,567,232	EUR	1,375,392	May 2016	22,461
JPM	USD	796,317	EUR	714,000	July 2016	(7,067)
JPM	USD	1,733,723	EUR	1,550,435	August 2016	(11,675)
JPM	USD	6,392,179	JPY	688,575,000	October 2015	651,528
JPM	USD	327,610	JPY	37,286,000	November 2015	16,614
JPM	USD	2,367,697	JPY	281,645,000	January 2016	14,132
JPM	USD	5,677,796	JPY	665,493,000	February 2016	113,828
JPM	USD	949,601	JPY	112,634,000	March 2016	7,397
JPM	USD	779,367	JPY	91,900,000	April 2016	9,720
JPM	USD	528,996	JPY	62,827,000	May 2016	2,393
JPM	USD	1,785,457	JPY	219,790,000	June 2016	(58,093)
JPM	USD	1,625,752	JPY	200,000,000	July 2016	(53,778)
JPM	USD	2,653,876	JPY	318,426,000	August 2016	(22,569)
MS	CLP	47,000,000	USD	66,947	December 2015	131
MS	CLP	529,040,000	USD	785,548	October 2015	(27,382)
MS	CLP	1,392,660,000	USD	2,015,923	November 2015	(24,822)
MS	USD	2,503,218	EUR	2,001,000	November 2015	265,400
MS	USD	38,856	EUR	31,000	December 2015	4,171
MS	USD	525,056	EUR	479,000	March 2016	(11,939)
MS	USD	138,391	EUR	123,000	August 2016	(74)
MS	USD	248,528	JPY	28,500,000	November 2015	10,803
MS	USD	316,225	JPY	38,040,000	March 2016	(2,093)
SAH	USD	626,776	EUR	551,000	February 2016	9,369
SAH	USD	1,237,083	EUR	1,134,000	April 2016	(35,593)
SAH	USD	1,221,579	EUR	1,048,692	August 2016	40,727
SAH	USD	784,586	JPY	92,181,500	November 2015	15,694
SAH	USD	847,194	JPY	102,550,000	January 2016	(9,727)
SAH	USD	1,782,130	JPY	207,930,000	February 2016	43,804
SAH	USD	496,744	JPY	58,884,000	May 2016	3,105
UBS	USD	3,075,768	EUR	2,458,000	November 2015	327,215
					Net Appreciation	$4,691,604
At September 30, 2015, the Fund held the following outstanding interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ (63,275)
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(605,614)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(245,870)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	28,815
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	(15,423)
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	(10,510)
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	2,365
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	1,523
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	25,769
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(4,748)
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
At September 30, 2015, the Fund held the following outstanding interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	1.98%	3-month USD BBA LIBOR	$ 3,050,000	March 27, 2025	$ (2,793)
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(797,170)
				Net Depreciation	$(1,686,931)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Summary of Investments by Country as of September 30, 2015.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 51,172,866	18.56%
South Korea	43,801,036	15.88
Malaysia	35,158,752	12.75
Poland	17,434,007	6.32
Ukraine	17,131,517	6.21
Philippines	16,668,660	6.04
Singapore	16,285,482	5.91
Indonesia	13,822,293	5.01
Brazil	12,844,604	4.66
Hungary	11,500,095	4.17
United States	11,259,519	4.08
Portugal	10,710,113	3.88
Serbia	5,934,835	2.15
Ireland	3,631,834	1.32
Peru	3,005,381	1.09
Slovenia	2,921,037	1.06
Lithuania	1,823,656	0.66
Iceland	694,696	0.25
Total	$275,800,383	100.00%

See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

September 30, 2015

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$307,976,896
Gross unrealized appreciation on investments	4,216,826
Gross unrealized depreciation on investments	(36,393,339)
Net unrealized depreciation on investments	$ (32,176,513)

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional value of $325,042,255 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional value of $63,902,000 in interest rate swaps for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.91%
$1,500,000	ACE Securities Corp Mortgage Loan Trust(a)(b) Series 2007-D1 Class A2 6.34%, 02/25/2038	$1,447,809
297,135	Americold 2010 LLC Trust(a) Series 2010-ARTA Class A1 3.85%, 01/14/2029	310,317
377,612	Citicorp Residential Mortgage Trust(b) Series 2006-2 Class A6 5.67%, 09/25/2036	394,961
1,000,000	Enterprise Fleet Financing LLC(a) Series 2015-2 Class A3 2.09%, 02/22/2021	1,008,767
3,250,000	Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 2.31%, 04/15/2026	3,296,319
1,000,000	Towd Point Mortgage Trust(a)(c) Series 2015-4 Class A1B 2.75%, 04/26/2055	999,617
1,000,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C3 Class A3 2.73%, 08/10/2049	1,025,087
		8,482,877
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp(c) Series T-34 Class A1V 0.43%, 07/25/2031	147,177
TOTAL ASSET-BACKED SECURITIES — 2.96% (Cost $8,555,667)		$8,630,054
CORPORATE BONDS AND NOTES
Basic Materials — 0.17%
500,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	502,503
Consumer, Cyclical — 0.32%
953,490	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.70%, 08/15/2016	948,723
Energy — 1.03%
1,000,000	Continental Resources Inc 7.13%, 04/01/2021	1,028,750
2,000,000	Enterprise Products Operating LLC(c) 8.38%, 08/01/2066	1,967,500
		2,996,250
Financial — 1.50%
1,000,000	Bank of America Corp 2.60%, 01/15/2019	1,010,160
1,368,365	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,354,681
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Citigroup Inc 2.40%, 02/18/2020	$ 995,150
1,000,000	JPMorgan Chase & Co 2.75%, 06/23/2020	1,008,558
		4,368,549
Utilities — 0.45%
1,166,697	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,300,590
TOTAL CORPORATE BONDS AND NOTES — 3.47% (Cost $10,240,147)		$10,116,615
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.01%
34,928	Sequoia Mortgage Trust(c) Series 2011-1 Class A1 4.13%, 02/25/2041	35,131
U.S. Government Agency — 84.50%
2,062,317	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	2,042,931
	Federal Home Loan Mortgage Corp
2,750,000	3.50%, TBA	2,861,289
20,046	9.50%, 06/01/2020	20,131
17,831	11.00%, 07/01/2020	18,028
45,870	11.00%, 08/01/2020	47,758
102,691	5.50%, 04/01/2022	111,719
218,591	4.50%, 03/01/2024	233,072
824,737	4.50%, 04/01/2024	881,023
458,686	4.50%, 05/01/2024	489,905
449,243	4.50%, 12/01/2024	481,428
13,087	9.50%, 04/01/2025	15,095
495,503	4.00%, 03/01/2026	530,377
3,646,476	3.00%, 12/01/2026	3,801,679
1,469,151	3.00%, 04/01/2027	1,531,248
726,828	3.00%, 05/01/2030	757,504
1,730,226	3.50%, 02/01/2032	1,831,186
129,124	7.50%, 03/01/2032	147,438
97,597	7.00%, 09/01/2032	115,096
318,677	5.50%, 05/01/2033	354,852
222,393	5.50%, 06/01/2033	247,713
191,127	5.50%, 08/01/2033	212,049
129,357	5.50%, 01/01/2034	144,200
1,621,629	4.00%, 05/01/2034	1,747,952
330,893	5.50%, 10/01/2034	368,891
314,573	5.00%, 08/01/2035	346,966
1,091,959	5.00%, 09/01/2035	1,198,876
170,201	5.50%, 09/01/2035	189,143
807,662	5.00%, 12/01/2035	889,075
49,256	5.00%, 01/01/2036	54,160
609,468	6.00%, 01/01/2036	695,469
374,307	6.00%, 03/01/2036	427,456
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 292,415	6.00%, 07/01/2036	$ 333,048
293,728	6.00%, 11/01/2036	333,049
82,436	5.50%, 05/01/2038	91,301
55,522	6.00%, 05/01/2038	62,810
233,611	5.00%, 06/01/2038	255,815
1,270,481	4.50%, 02/01/2040	1,389,869
1,878,923	5.00%, 03/01/2040	2,084,172
1,156,785	4.00%, 10/01/2040	1,235,428
811,097	4.00%, 02/01/2041	866,260
802,351	3.50%, 02/01/2042	838,336
913,805	4.00%, 03/01/2042	975,854
2,226,297	3.50%, 04/01/2042	2,326,140
2,962,847	3.50%, 06/01/2042	3,095,402
4,625,163	3.50%, 08/01/2042	4,832,788
3,078,498	3.50%, 09/01/2042	3,197,857
1,663,912	3.00%, 11/01/2042	1,687,664
587,560	3.50%, 11/01/2042	613,999
3,139,049	3.00%, 12/01/2042	3,183,669
4,722,204	3.00%, 02/01/2043	4,789,122
870,848	3.50%, 03/01/2043	910,562
2,840,532	3.00%, 04/01/2043	2,879,949
2,262,310	3.00%, 06/01/2043	2,291,845
1,244,162	4.00%, 06/01/2043	1,334,584
2,252,704	3.00%, 07/01/2043	2,281,826
969,497	4.50%, 11/01/2043	1,055,208
2,083,189	4.00%, 01/01/2044	2,223,201
5,483,570	4.00%, 05/01/2044	5,862,168
934,024	3.00%, 10/01/2044	944,538
1,567,515	3.50%, 03/01/2045	1,635,738
776,749	3.50%, 04/01/2045	810,557
2,496,319	3.50%, 08/01/2045	2,604,666
	Federal National Mortgage Association
60,271	6.50%, 02/01/2017	61,382
57,443	6.00%, 03/01/2017	58,770
17,256	5.50%, 01/01/2018	17,916
270,829	5.50%, 04/01/2018	281,945
347,084	5.00%, 05/01/2018	360,629
32,403	5.00%, 06/01/2018	33,666
576,187	5.00%, 08/01/2018	598,777
4,243	9.50%, 09/01/2020	4,342
5,218	8.50%, 08/01/2021	5,290
98,590	5.00%, 06/01/2023	105,768
7,800	8.50%, 08/01/2024	8,961
1,729,202	4.00%, 01/01/2025	1,854,717
609,598	4.00%, 07/01/2025	648,827
582,185	4.00%, 09/01/2025	619,740
522,666	4.00%, 12/01/2025	557,369
714,876	3.50%, 03/01/2026	756,608
79,855	8.50%, 11/01/2026	86,084
710,190	3.00%, 06/01/2027	742,930
1,740,088	3.50%, 05/01/2029	1,839,698
2,990,921	3.00%, 08/01/2029	3,121,061
430,966	4.50%, 02/01/2030	469,834
428,850	4.50%, 03/01/2030	467,519
98,548	7.00%, 02/01/2031	112,384
128,480	7.00%, 09/01/2031	156,252
276,867	6.50%, 12/01/2031	316,286
197,042	7.00%, 12/01/2031	224,351
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 817,280	6.50%, 01/01/2032	$ 943,340
110,459	7.00%, 01/01/2032	118,297
313,147	6.50%, 02/01/2032	357,917
172,578	6.00%, 02/01/2033	192,161
344,760	6.00%, 03/01/2033	396,128
389,541	5.50%, 07/01/2033	438,381
880,793	5.00%, 09/01/2033	975,063
185,117	5.50%, 09/01/2033	208,218
130,464	5.00%, 11/01/2033	144,427
420,240	5.50%, 11/01/2033	477,812
162,001	5.50%, 12/01/2033	182,012
254,470	5.50%, 03/01/2034	286,245
183,293	5.50%, 10/01/2034	206,697
326,465	5.50%, 12/01/2034	368,314
310,943	5.50%, 01/01/2035	351,510
933,086	5.50%, 02/01/2035	1,050,989
978,912	3.00%, 03/01/2035	1,009,018
1,381,921	3.50%, 04/01/2035	1,457,221
296,765	5.50%, 05/01/2035	334,127
44,314	5.00%, 08/01/2035	48,760
332,948	5.00%, 09/01/2035	368,596
863,123	5.00%, 10/01/2035	950,839
282,832	5.50%, 10/01/2035	317,918
580,673	6.00%, 12/01/2035	658,691
334,262	5.50%, 01/01/2036	375,990
333,576	6.00%, 01/01/2036	376,779
127,682	6.00%, 02/01/2036	144,724
138,615	6.00%, 03/01/2036	156,603
502,987	5.50%, 05/01/2036	566,257
92,280	6.00%, 12/01/2036	104,277
179,163	6.00%, 05/01/2037	202,604
285,906	5.00%, 07/01/2037	316,388
766,495	5.50%, 03/01/2038	855,199
593,413	5.50%, 06/01/2038	664,585
394,347	4.50%, 02/01/2039	432,332
550,841	5.00%, 04/01/2039	611,840
1,183,280	4.50%, 05/01/2039	1,304,576
561,587	4.50%, 06/01/2039	618,517
1,587,059	4.50%, 08/01/2039	1,729,084
1,529,973	5.00%, 11/01/2039	1,709,790
671,183	5.00%, 12/01/2039	749,953
950,135	3.50%, 02/01/2040	994,751
310,533	4.50%, 03/01/2040	337,452
844,981	5.00%, 06/01/2040	938,773
2,472,828	4.50%, 08/01/2040	2,687,180
333,553	4.50%, 09/01/2040	365,476
1,602,302	5.00%, 09/01/2040	1,767,469
822,038	4.50%, 11/01/2040	893,864
1,034,072	5.00%, 01/01/2041	1,165,293
770,234	4.50%, 02/01/2041	847,135
245,203	4.00%, 03/01/2041	262,071
4,535,749	4.50%, 03/01/2041	4,946,811
1,099,086	4.50%, 04/01/2041	1,195,225
1,813,511	4.50%, 08/01/2041	1,971,188
1,061,482	4.00%, 09/01/2041	1,139,291
1,129,340	4.50%, 10/01/2041	1,237,705
3,156,571	3.50%, 12/01/2041	3,300,782
3,494,435	4.00%, 12/01/2041	3,755,115
4,493,907	3.50%, 04/01/2042	4,699,491
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,983,680	4.00%, 07/01/2042	$2,135,959
1,485,845	3.50%, 08/01/2042	1,553,897
549,123	3.00%, 09/01/2042	558,686
2,026,236	3.50%, 09/01/2042	2,092,936
1,500,513	3.50%, 10/01/2042	1,569,237
770,699	3.50%, 11/01/2042	806,321
978,223	3.00%, 12/01/2042	994,762
1,831,221	3.00%, 01/01/2043	1,861,727
1,832,273	3.50%, 01/01/2043	1,916,282
850,586	3.00%, 02/01/2043	863,535
3,072,176	3.00%, 03/01/2043	3,123,326
3,058,944	3.00%, 05/01/2043	3,109,520
2,242,461	3.50%, 05/01/2043	2,354,308
1,887,351	3.00%, 07/01/2043	1,899,133
2,432,105	3.00%, 08/01/2043	2,472,107
2,142,287	3.50%, 08/01/2043	2,243,336
1,067,538	3.00%, 09/01/2043	1,085,381
1,099,894	3.50%, 09/01/2043	1,136,127
2,364,282	4.00%, 10/01/2043	2,548,420
701,966	3.50%, 08/01/2044	736,311
2,065,518	4.00%, 08/01/2044	2,217,625
1,456,250	4.00%, 11/01/2044	1,563,549
1,941,498	3.50%, 12/01/2044	2,030,575
1,365,269	4.00%, 12/01/2044	1,458,004
2,927,393	3.50%, 02/01/2045	3,064,660
4,624,060	3.50%, 04/01/2045	4,833,818
2,702,075	3.50%, 05/01/2045	2,831,200
968,885	4.00%, 05/01/2045	1,035,111
3,711,904	3.50%, 06/01/2045	3,881,227
3,229,343	4.00%, 07/01/2045	3,458,296
588,848	4.00%, 08/01/2045	629,515
1,750,000	4.00%, 09/01/2045	1,870,851
	Government National Mortgage Association
3,864	9.00%, 07/15/2018	3,882
3,118	9.50%, 05/20/2022	3,135
6,786	8.00%, 11/20/2023	7,570
4,523	7.50%, 10/20/2028	5,248
4,215	7.50%, 12/20/2028	4,805
1,145,104	5.00%, 06/15/2033	1,273,378
354,683	5.00%, 10/20/2033	393,386
658,637	6.00%, 12/20/2033	751,548
291,381	5.00%, 02/20/2034	322,748
302,061	5.50%, 11/20/2034	340,674
169,497	5.50%, 02/20/2035	191,144
235,352	5.50%, 04/20/2035	265,692
251,742	5.00%, 12/20/2035	279,244
157,921	5.50%, 05/20/2039	177,922
3,360,308	4.00%, 12/15/2040	3,595,246
2,043,244	4.00%, 01/15/2041	2,183,912
2,873,313	4.50%, 02/20/2041	3,151,471
2,206,203	4.00%, 03/20/2041	2,370,523
694,648	4.00%, 05/20/2041	743,922
2,822,955	4.00%, 07/20/2041	3,022,422
1,468,879	4.00%, 09/15/2041	1,571,927
1,201,092	3.50%, 08/15/2042	1,262,075
	National Credit Union Administration Guaranteed Notes Trust
	Series 2010-R1 Class 1A
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,527,279	0.65%, 10/07/2020(c)	$ 2,539,711
	Series 2010-C1 Class APT
492,346	2.65%, 10/29/2020	494,293
	Series 2010-R2 Class 2A
1,256,307	0.67%, 11/05/2020(c)	1,262,645
	Series 2010-R3 Class 3A
353,504	2.40%, 12/08/2020	358,429
	Vendee Mortgage Trust
	Series 1993-3 Class 1
660,631	5.61%, 09/15/2023(c)	721,129
	Series 1996-3 Class 1Z
1,372,048	6.75%, 09/15/2026	1,562,053
	Series 2011-2 Class V
1,622,984	3.75%, 02/15/2028	1,706,280
	Series 2002-1 Class 1A
754,185	6.00%, 10/15/2031	864,833
	Series 2008-1 Class GD
2,387,560	5.25%, 01/15/2032	2,652,011
		246,618,491
TOTAL MORTGAGE-BACKED SECURITIES — 84.51% (Cost $240,637,130)		$246,653,622
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017	1,850,596
3,400,000	1.75%, 12/14/2018	3,469,102
1,500,000	3.13%, 12/11/2020	1,614,603
3,000,000	1.75%, 03/12/2021	3,019,827
500,000	5.75%, 06/12/2026	635,618
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.63% (Cost $10,294,789)		$ 10,589,746
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	1.50%, 03/31/2019	1,014,349
3,000,000	1.63%, 06/30/2020	3,037,851
1,000,000	1.63%, 07/31/2020	1,012,305
1,650,000	2.38%, 12/31/2020	1,724,981
3,000,000	1.75%, 05/15/2023(d)	2,974,452
1,200,000	5.25%, 11/15/2028	1,605,937
400,000	5.38%, 02/15/2031	555,136
500,000	4.50%, 02/15/2036	655,612
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$2,500,000	2.88%, 05/15/2043(d)	$ 2,491,992
TOTAL U.S. TREASURY BONDS AND NOTES — 5.16% (Cost $14,194,514)		$ 15,072,615
TOTAL INVESTMENTS — 99.73% (Cost $283,922,247)		$291,062,652
OTHER ASSETS & LIABILITIES, NET — 0.27%		$ 785,168
TOTAL NET ASSETS — 100.00%		$291,847,820
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2015, the aggregate cost and fair value of 144A securities was $10,986,972 and $10,962,944, respectively, representing 3.76% of net assets.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2015. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
(d)	All or a portion of the security has been segregated to cover TBA commitments.
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$283,922,247
Gross unrealized appreciation on investments	7,918,162
Gross unrealized depreciation on investments	(777,757)
Net unrealized appreciation on investments	$ 7,140,405

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 19.29%
62,146	American Campus Communities Inc REIT	$ 2,252,171
86,332	American Homes 4 Rent REIT Class A	1,388,219
86,471	Apartment Investment & Management Co REIT Class A	3,201,156
73,535	AvalonBay Communities Inc REIT	12,855,389
48,056	Camden Property Trust REIT	3,551,338
26,761	Education Realty Trust Inc REIT	881,775
201,446	Equity Residential REIT	15,132,624
36,376	Essex Property Trust Inc REIT	8,127,126
32,117	Home Properties Inc REIT	2,400,746
41,705	Mid-America Apartment Communities Inc REIT	3,414,388
11,843	NexPoint Residential Trust Inc REIT	158,222
30,211	Post Properties Inc REIT	1,760,999
19,958	Silver Bay Realty Trust Corp REIT	319,528
144,967	UDR Inc REIT	4,998,462
		60,442,143
Diversified REITS — 7.59%
113,897	Cousins Properties Inc REIT	1,050,130
75,137	Digital Realty Trust Inc REIT(a)	4,907,949
191,028	Duke Realty Corp REIT	3,639,083
36,178	DuPont Fabros Technology Inc REIT	936,287
82,919	Liberty Property Trust REIT	2,612,778
10,745	PS Business Parks Inc REIT	852,938
98,038	Vornado Realty Trust REIT	8,864,596
37,714	Washington REIT(a)	940,210
		23,803,971
Health Care REITS — 12.51%
45,769	Care Capital Properties Inc	1,507,173
255,950	HCP Inc REIT	9,534,138
55,562	Healthcare Realty Trust Inc REIT	1,380,716
19,681	LTC Properties Inc REIT	839,788
131,353	Senior Housing Properties Trust REIT	2,127,919
6,777	Universal Health Realty Income Trust REIT	318,112
183,973	Ventas Inc REIT	10,313,526
194,698	Welltower Inc REIT	13,184,949
		39,206,321
Hotels REITS — 6.79%
13,989	Ashford Hospitality Prime Inc REIT	196,266
47,533	Ashford Hospitality Trust Inc REIT	289,951
111,067	DiamondRock Hospitality Co REIT	1,227,290
72,961	FelCor Lodging Trust Inc REIT	515,834
26,445	Hersha Hospitality Trust REIT	599,244
Shares		Fair Value
Hotels REITS — (continued)
83,817	Hospitality Properties Trust REIT	$ 2,144,039
415,596	Host Hotels & Resorts Inc REIT	6,570,573
62,585	LaSalle Hotel Properties REIT	1,776,788
39,757	Pebblebrook Hotel Trust REIT	1,409,386
72,354	RLJ Lodging Trust REIT	1,828,386
152,431	Strategic Hotels & Resorts Inc REIT(b)	2,102,023
115,465	Sunstone Hotel Investors Inc REIT	1,527,602
61,788	Xenia Hotels & Resorts Inc REIT	1,078,818
		21,266,200
Manufactured Homes REITS — 1.47%
44,301	Equity LifeStyle Properties Inc REIT	2,594,710
29,758	Sun Communities Inc REIT	2,016,402
		4,611,112
Office Property REITS — 12.76%
40,008	Alexandria Real Estate Equities Inc REIT	3,387,477
111,798	BioMed Realty Trust Inc REIT	2,233,724
84,972	Boston Properties Inc REIT	10,060,685
99,521	Brandywine Realty Trust REIT	1,226,099
69,205	Columbia Property Trust Inc REIT(a)	1,605,556
52,302	Corporate Office Properties Trust REIT	1,099,911
76,896	Douglas Emmett Inc REIT	2,208,453
71,782	Equity Commonwealth REIT(b)	1,955,342
32,511	First Potomac Realty Trust REIT	357,621
49,336	Franklin Street Properties Corp REIT	530,362
52,076	Highwoods Properties Inc REIT	2,017,945
51,018	Kilroy Realty Corp REIT	3,324,333
49,293	Mack-Cali Realty Corp REIT	930,652
89,891	New York Inc REIT	904,303
45,060	Parkway Properties Inc REIT	701,134
83,722	Piedmont Office Realty Trust Inc REIT Class A	1,497,787
55,116	SL Green Realty Corp REIT	5,961,346
		40,002,730
Regional Malls REITS — 16.56%
83,958	CBL & Associates Properties Inc REIT	1,154,423
323,422	General Growth Properties Inc REIT	8,399,269
74,459	Macerich Co REIT	5,719,940
38,271	Pennsylvania REIT	758,914
20,861	Rouse Properties Inc REIT(a)	325,014
171,197	Simon Property Group Inc REIT	31,452,313
53,029	Tanger Factory Outlet Centers Inc REIT	1,748,366
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
Regional Malls REITS — (continued)
33,672	Taubman Centers Inc REIT	$ 2,326,062
		51,884,301
Shopping Centers REITS — 9.26%
38,083	Acadia Realty Trust REIT	1,145,156
94,138	Brixmor Property Group Inc REIT	2,210,360
41,390	Cedar Realty Trust Inc REIT	257,032
168,304	DDR Corp REIT	2,588,516
40,839	Equity One Inc REIT	994,021
38,247	Federal Realty Investment Trust REIT	5,218,803
50,062	Inland Real Estate Corp REIT	405,502
228,587	Kimco Realty Corp REIT	5,584,380
46,106	Kite Realty Group Trust REIT	1,097,784
43,793	Ramco-Gershenson Properties Trust REIT	657,333
52,097	Regency Centers Corp REIT	3,237,829
54,646	Retail Opportunity Investments Corp REIT	903,845
6,334	Saul Centers Inc REIT	327,784
51,089	Urban Edge Properties REIT	1,103,012
63,089	Weingarten Realty Investors REIT	2,088,877
102,528	WP Glimcher Inc REIT	1,195,476
		29,015,710
Storage REITS — 8.62%
92,038	CubeSmart REIT	2,504,354
67,971	Extra Space Storage Inc REIT	5,244,642
12,735	National Storage Affiliates Trust REIT	172,559
81,347	Public Storage REIT	17,215,466
19,827	Sovran Self Storage Inc REIT	1,869,686
		27,006,707
Warehouse/Industry REITS — 4.97%
48,870	DCT Industrial Trust Inc REIT	1,644,964
17,735	EastGroup Properties Inc REIT	960,882
61,266	First Industrial Realty Trust Inc REIT	1,283,523
290,000	Prologis Inc REIT	11,281,000
30,626	Rexford Industrial Realty Inc REIT	422,333
		15,592,702
TOTAL COMMON STOCK — 99.82% (Cost $296,394,708)		$312,831,897
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.56%
$1,160,344	Undivided interest of 1.87% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $1,160,344 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	$1,160,344
1,160,344	Undivided interest of 1.87% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $1,160,344 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	1,160,344
1,160,344	Undivided interest of 4.05% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $1,160,344 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(c)	1,160,344
244,274	Undivided interest of 6.27% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $244,274 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(c)	244,274
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,160,344	Undivided interest of 6.65% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $1,160,344 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(c)	$ 1,160,344
SHORT TERM INVESTMENTS — 1.56% (Cost $4,885,650)		$ 4,885,650
TOTAL INVESTMENTS — 101.38% (Cost $301,280,358)		$317,717,547
OTHER ASSETS & LIABILITIES, NET — (1.38)%		$ (4,334,832)
TOTAL NET ASSETS — 100.00%		$313,382,715
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2015,the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	18	USD	$1,717,830	December 2015	$(5,832)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2015

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 312,831,897	$ —	$ —	$ 312,831,897
Short Term Investments	—	4,885,650	—	4,885,650
Total Assets	$ 312,831,897	$ 4,885,650	$ 0	$ 317,717,547
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (5,832)	$ —	$ —	$ (5,832)
Total Liabilities	$ (5,832)	$ 0	$ 0	$ (5,832)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$305,968,059
Gross unrealized appreciation on investments	31,315,273
Gross unrealized depreciation on investments	(19,565,785)
Net unrealized appreciation on investments	$ 11,749,488

September 30, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 25 futures contracts for the reporting period.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
298,262	Great-West Federated Bond Fund Institutional Class(a)	$ 2,875,243
406,566	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,760,736
203,690	Great-West Putnam High Yield Bond Institutional Class(a)	1,863,762
230,627	Great-West Short Duration Bond Fund Institutional Class(a)	2,294,740
408,961	Great-West Templeton Global Bond Fund Institutional Class(a)	3,668,382
290,598	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,876,921

BOND MUTUAL FUNDS — 47.45% (Cost $18,532,489)		$17,339,784
EQUITY MUTUAL FUNDS
62,800	Great-West American Century Growth Fund Institutional Class(a)	580,276
190,729	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,693,670
28,365	Great-West Invesco Small Cap Value Fund Institutional Class(a)	251,599
28,334	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	251,887
86,628	Great-West MFS International Growth Fund Institutional Class(a)	764,060
169,289	Great-West MFS International Value Fund Institutional Class(a)	1,572,692
Shares		Fair Value
Equity Mutual Funds — (continued)
62,171	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 580,052
21,760	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	199,977
159,831	Great-West Putnam Equity Income Fund Institutional Class(a)	1,406,514
190,600	Great-West Real Estate Index Fund Institutional Class(a)	1,841,197
163,774	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,406,821
46,794	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	441,266

TOTAL EQUITY MUTUAL FUNDS — 30.07% (Cost $11,555,728)		$10,990,011
Account Balance
FIXED INTEREST CONTRACT
8,229,978 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,229,978

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $8,229,978)		$ 8,229,978
TOTAL INVESTMENTS — 100.04% (Cost $38,318,195)		$36,559,773
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (15,778)
TOTAL NET ASSETS — 100.00%		$36,543,995
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
315,614	Great-West Federated Bond Fund Institutional Class(a)	$ 3,042,523
422,132	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,904,724
209,772	Great-West Putnam High Yield Bond Institutional Class(a)	1,919,418
30,556	Great-West Short Duration Bond Fund Institutional Class(a)	304,032
424,854	Great-West Templeton Global Bond Fund Institutional Class(a)	3,810,937
308,627	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,055,403

BOND MUTUAL FUNDS — 33.16% (Cost $17,177,590)		$16,037,037
EQUITY MUTUAL FUNDS
132,635	Great-West American Century Growth Fund Institutional Class(a)	1,225,547
403,651	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,584,422
59,821	Great-West Invesco Small Cap Value Fund Institutional Class(a)	530,610
60,208	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	535,251
184,764	Great-West MFS International Growth Fund Institutional Class(a)	1,629,617
361,264	Great-West MFS International Value Fund Institutional Class(a)	3,356,140
Shares		Fair Value
Equity Mutual Funds — (continued)
130,878	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 1,221,092
45,264	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	415,976
339,517	Great-West Putnam Equity Income Fund Institutional Class(a)	2,987,752
226,686	Great-West Real Estate Index Fund Institutional Class(a)	2,189,790
348,435	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,993,055
98,535	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	929,184

TOTAL EQUITY MUTUAL FUNDS — 44.65% (Cost $23,348,437)		$21,598,436
Account Balance
FIXED INTEREST CONTRACT
10,754,969 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,754,969

TOTAL FIXED INTEREST CONTRACT — 22.23% (Cost $10,754,969)		$10,754,969
TOTAL INVESTMENTS — 100.04% (Cost $51,280,996)		$48,390,442
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,893)
TOTAL NET ASSETS — 100.00%		$48,369,549
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
689,882	Great-West Federated Bond Fund Institutional Class(a)	$ 6,650,465
929,092	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,594,103
460,532	Great-West Putnam High Yield Bond Institutional Class(a)	4,213,869
66,764	Great-West Short Duration Bond Fund Institutional Class(a)	664,302
936,799	Great-West Templeton Global Bond Fund Institutional Class(a)	8,403,086
674,591	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	6,678,449

BOND MUTUAL FUNDS — 24.18% (Cost $37,727,897)		$35,204,274
EQUITY MUTUAL FUNDS
553,513	Great-West American Century Growth Fund Institutional Class(a)	5,114,462
1,680,873	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	14,926,153
248,441	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,203,673
251,231	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,233,443
770,149	Great-West MFS International Growth Fund Institutional Class(a)	6,792,718
1,514,411	Great-West MFS International Value Fund Institutional Class(a)	14,068,874
Shares		Fair Value
Equity Mutual Funds — (continued)
545,135	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 5,086,112
184,644	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,696,878
1,418,502	Great-West Putnam Equity Income Fund Institutional Class(a)	12,482,818
610,267	Great-West Real Estate Index Fund Institutional Class(a)	5,895,177
1,457,053	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,516,081
409,161	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,858,389

TOTAL EQUITY MUTUAL FUNDS — 59.67% (Cost $90,372,355)		$ 86,874,778
Account Balance
FIXED INTEREST CONTRACT
23,574,210 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,574,210

TOTAL FIXED INTEREST CONTRACT — 16.20% (Cost $23,574,210)		$ 23,574,210
TOTAL INVESTMENTS — 100.05% (Cost $151,674,462)		$145,653,262
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (65,791)
TOTAL NET ASSETS — 100.00%		$145,587,471
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
454,895	Great-West Federated Bond Fund Institutional Class(a)	$ 4,385,184
613,450	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,674,415
304,847	Great-West Putnam High Yield Bond Institutional Class(a)	2,789,354
305,585	Great-West Short Duration Bond Fund Institutional Class(a)	3,040,569
619,151	Great-West Templeton Global Bond Fund Institutional Class(a)	5,553,779
444,484	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,400,392

BOND MUTUAL FUNDS — 18.11% (Cost $27,631,909)		$25,843,693
EQUITY MUTUAL FUNDS
676,920	Great-West American Century Growth Fund Institutional Class(a)	6,254,742
2,055,185	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,250,043
302,922	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,686,919
306,692	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,726,489
942,577	Great-West MFS International Growth Fund Institutional Class(a)	8,313,533
1,844,226	Great-West MFS International Value Fund Institutional Class(a)	17,132,855
Shares		Fair Value
Equity Mutual Funds — (continued)
666,808	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 6,221,319
225,709	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	2,074,268
1,735,579	Great-West Putnam Equity Income Fund Institutional Class(a)	15,273,095
525,226	Great-West Real Estate Index Fund Institutional Class(a)	5,073,683
1,782,907	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,315,168
499,762	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,712,761

TOTAL EQUITY MUTUAL FUNDS — 72.87% (Cost $102,559,621)		$104,034,875
Account Balance
FIXED INTEREST CONTRACT
12,952,170 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,952,170

TOTAL FIXED INTEREST CONTRACT — 9.07% (Cost $12,952,170)		$ 12,952,170
TOTAL INVESTMENTS — 100.05% (Cost $143,143,700)		$142,830,738
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (67,730)
TOTAL NET ASSETS — 100.00%		$142,763,008
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
511,770	Great-West American Century Growth Fund Institutional Class(a)	$ 4,728,751
1,552,165	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	13,783,230
230,409	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,043,728
232,662	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,068,361
715,626	Great-West MFS International Growth Fund Institutional Class(a)	6,311,820
1,399,426	Great-West MFS International Value Fund Institutional Class(a)	13,000,671
504,485	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,706,841
172,508	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,585,351
Shares		Fair Value
Equity Mutual Funds — (continued)
1,311,913	Great-West Putnam Equity Income Fund Institutional Class(a)	$11,544,834
243,860	Great-West Real Estate Index Fund Institutional Class(a)	2,355,688
1,348,184	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,580,905
378,214	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,566,556

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $78,702,907)		$77,276,736
TOTAL INVESTMENTS — 100.05% (Cost $78,702,907)		$77,276,736
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (38,672)
TOTAL NET ASSETS — 100.00%		$77,238,064
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2015:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2015	$10,099,462	$18,184,679	$ 31,417,146	$14,942,869
Total interest received	101,378	151,659	304,378	159,630
Purchases	552,396	1,473,830	1,853,033	1,369,191
Sales	(2,523,258)	(9,055,199)	(10,000,347)	(3,519,520)
Ending Balance, September 30, 2015	$ 8,229,978	$10,754,969	$ 23,574,210	$12,952,170

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

September 30, 2015

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$ 38,299,398	$ 508,111	$ (2,247,736)	$(1,739,625)
Great-West Moderately Conservative Profile I Fund	51,334,643	444,495	(3,388,696)	(2,944,201)
Great-West Moderate Profile I Fund	151,907,268	3,874,770	(10,128,776)	(6,254,006)
Great-West Moderately Aggressive Profile I Fund	143,759,506	7,276,296	(8,205,064)	(928,768)
Great-West Aggressive Profile I Fund	79,380,904	3,511,925	(5,616,093)	(2,104,168)

Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 813,297	$ 37,307	$ 259,815	$ 11,000	$ —	$ —
Great-West American Century Growth Fund Institutional Class	62,800	—	89,875	65,267	(309)	5,063	580,276
Great-West Federated Bond Fund Initial Class	—	3,688,314	130,154	805,697	16,747	17,770	—
Great-West Federated Bond Fund Institutional Class	298,262	—	196,048	249,750	(4,271)	60,146	2,875,243
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,878,785	298,686	386,066	70,781	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	190,729	—	248,411	102,814	9,564	32,654	1,693,670
Great-West Invesco Small Cap Value Fund Initial Class	—	336,576	14,178	107,787	(11,441)	—	—

September 30, 2015

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Invesco Small Cap Value Fund Institutional Class	28,365	$ —	$ 47,828	$ 26,535	$ (3,215)	$ 461	$ 251,599
Great-West Life & Annuity Contract	8,229,978	10,099,462	552,396	2,523,258	—	101,378	8,229,978
Great-West Loomis Sayles Bond Fund Initial Class	—	4,051,169	689,075	827,238	(35,989)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	406,566	—	297,657	233,689	(14,691)	66,064	3,760,736
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	336,876	13,720	104,362	(5,090)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	28,334	—	40,282	20,843	(877)	1,283	251,887
Great-West MFS International Growth Fund Initial Class	—	959,972	29,699	232,029	47,048	—	—
Great-West MFS International Growth Fund Institutional Class	86,628	—	133,759	67,541	9,207	—	764,060
Great-West MFS International Value Fund Initial Class	—	1,947,191	51,796	396,934	145,763	—	—
Great-West MFS International Value Fund Institutional Class	169,289	—	208,259	106,296	41,834	—	1,572,692
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	813,246	39,180	257,349	21,260	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	62,171	—	91,443	73,987	2,711	1,449	580,052
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	21,760	—	266,877	50,374	319	—	199,977
Great-West Putnam Equity Income Fund Initial Class	—	1,646,483	194,009	288,493	114,574	—	—
Great-West Putnam Equity Income Fund Institutional Class	159,831	—	207,699	74,714	21,115	17,081	1,406,514
Great-West Putnam High Yield Bond Initial Class	—	1,840,943	494,913	405,176	34,845	—	—
Great-West Putnam High Yield Bond Institutional Class	203,690	—	174,008	110,102	7,808	51,526	1,863,762
Great-West Real Estate Index Fund Initial Class	—	2,226,255	239,031	546,015	43,136	—	—
Great-West Real Estate Index Fund Institutional Class	190,600	—	273,772	209,004	28,349	21,709	1,841,197
Great-West Short Duration Bond Fund Initial Class	—	2,921,562	95,126	604,225	(639)	7,088	—
Great-West Short Duration Bond Fund Institutional Class	230,627	—	82,372	203,947	(1,009)	14,209	2,294,740
Great-West Small Cap Growth Fund Initial Class	—	336,059	14,156	192,247	(39,372)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	28,135	239,927	(9,979)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,647,179	209,600	290,598	96,936	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	163,774	—	202,916	51,474	13,134	15,757	1,406,821
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	469,185	98,020	107,940	36,690	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	46,794	—	53,278	35,121	10,627	93	441,266
Great-West Templeton Global Bond Fund Initial Class	—	4,957,830	190,212	1,418,530	(79,720)	—	—

September 30, 2015

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Templeton Global Bond Fund Institutional Class	408,961	$ —	$460,848	$ 270,920	$ (18,016)	$143,313	$ 3,668,382
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	3,869,625	133,316	1,011,619	(18,537)	17,499	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	290,598	—	140,157	282,553	(9,562)	39,717	2,876,921
					$530,731	$614,260	$36,559,773

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 2,472,082	$ 114,150	$1,384,504	$ 19,200	$ —	$ —
Great-West American Century Growth Fund Institutional Class	132,635	—	213,677	165,032	(12,292)	10,877	1,225,547
Great-West Federated Bond Fund Initial Class	—	5,464,360	244,611	2,721,362	(12,422)	26,528	—
Great-West Federated Bond Fund Institutional Class	315,614	—	301,130	215,890	(5,105)	61,011	3,042,523
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,692,756	885,274	2,788,119	248,366	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	403,651	—	561,305	249,027	(3,498)	70,060	3,584,422
Great-West Invesco Small Cap Value Fund Initial Class	—	1,022,398	45,815	557,034	(13,105)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	59,821	—	107,017	62,615	(6,501)	966	530,610
Great-West Life & Annuity Contract	10,754,969	18,184,679	1,473,830	9,055,199	—	151,659	10,754,969
Great-West Loomis Sayles Bond Fund Initial Class	—	6,029,218	961,717	3,150,681	(109,988)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	422,132	—	427,912	223,312	(12,028)	65,818	3,904,724
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,025,295	36,569	506,958	45,235	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	60,208	—	94,291	46,861	(4,187)	2,636	535,251
Great-West MFS International Growth Fund Initial Class	—	2,873,043	104,387	1,354,755	234,624	—	—
Great-West MFS International Growth Fund Institutional Class	184,764	—	254,960	87,691	2,464	—	1,629,617
Great-West MFS International Value Fund Initial Class	—	5,749,903	232,475	2,244,452	889,343	—	—
Great-West MFS International Value Fund Institutional Class	361,264	—	426,699	147,921	59,134	—	3,356,140
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,406,472	162,367	1,280,623	127,025	—	—

September 30, 2015

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	130,878	$ —	$ 212,812	$ 147,562	$ 23,678	$ 3,048	$ 1,221,092
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	45,264	—	462,488	10,838	26	—	415,976
Great-West Putnam Equity Income Fund Initial Class	—	4,964,939	540,196	1,837,751	731,515	—	—
Great-West Putnam Equity Income Fund Institutional Class	339,517	—	485,116	178,404	4,698	36,172	2,987,752
Great-West Putnam High Yield Bond Initial Class	—	2,732,046	659,671	1,440,890	85,345	—	—
Great-West Putnam High Yield Bond Institutional Class	209,772	—	233,696	125,675	1,455	51,319	1,919,418
Great-West Real Estate Index Fund Initial Class	—	3,661,865	491,502	1,739,179	231,688	—	—
Great-West Real Estate Index Fund Institutional Class	226,686	—	338,395	236,315	38,471	24,878	2,189,790
Great-West Short Duration Bond Fund Initial Class	—	—	537,455	231,596	440	1,328	—
Great-West Short Duration Bond Fund Institutional Class	30,556	—	20,299	21,193	22	1,815	304,032
Great-West Small Cap Growth Fund Initial Class	—	1,021,453	55,593	806,872	(135,255)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	65,495	506,094	(9,298)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,959,373	573,351	1,940,114	565,604	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	348,435	—	457,527	92,535	(1,297)	32,561	2,993,055
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,418,048	283,372	661,879	196,415	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	98,535	—	125,657	98,379	7,321	201	929,184
Great-West Templeton Global Bond Fund Initial Class	—	7,377,627	319,270	4,119,549	(211,508)	—	—
Great-West Templeton Global Bond Fund Institutional Class	424,854	—	622,320	317,660	(33,236)	144,948	3,810,937
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	5,733,335	255,868	3,029,444	(54,990)	26,118	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	308,627	—	252,240	230,506	(1,507)	40,202	3,055,403
					$2,885,852	$752,145	$48,390,442

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 7,936,092	$ 141,297	$ 2,350,609	$ 368,864	$ —	$ —

September 30, 2015

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Institutional Class	553,513	$ —	$ 426,279	$ 427,623	$ 41,908	$ 45,674	$ 5,114,462
Great-West Federated Bond Fund Initial Class	—	9,434,302	439,398	2,817,894	3,055	44,958	—
Great-West Federated Bond Fund Institutional Class	689,882	—	431,903	711,571	(33,097)	139,817	6,650,465
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	18,361,150	2,320,222	4,359,548	409,910	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,680,873	—	1,310,341	909,043	(57,459)	294,875	14,926,153
Great-West Invesco Small Cap Value Fund Initial Class	—	3,296,614	45,054	902,059	80,368	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	248,441	—	277,106	215,874	(25,852)	4,220	2,203,673
Great-West Life & Annuity Contract	23,574,210	31,417,146	1,853,033	10,000,347	—	304,378	23,574,210
Great-West Loomis Sayles Bond Fund Initial Class	—	10,367,480	1,573,317	2,716,017	(77,548)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	929,092	—	663,749	798,558	(50,517)	156,444	8,594,103
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,299,583	37,779	762,316	250,510	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	251,231	—	221,513	123,341	19,264	11,867	2,233,443
Great-West MFS International Growth Fund Initial Class	—	9,298,380	159,405	2,443,196	407,061	—	—
Great-West MFS International Growth Fund Institutional Class	770,149	—	680,351	396,296	120,348	—	6,792,718
Great-West MFS International Value Fund Initial Class	—	18,899,323	258,224	4,060,364	1,615,253	—	—
Great-West MFS International Value Fund Institutional Class	1,514,411	—	1,056,922	785,519	309,050	—	14,068,874
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,920,129	153,189	2,250,777	488,227	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	545,135	—	368,585	498,471	64,519	13,213	5,086,112
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	184,644	—	1,911,641	65,721	47	—	1,696,878
Great-West Putnam Equity Income Fund Initial Class	—	16,051,897	1,357,309	2,907,331	1,239,350	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,418,502	—	1,057,339	350,894	212,797	155,323	12,482,818
Great-West Putnam High Yield Bond Initial Class	—	4,717,936	1,140,491	1,333,737	71,709	—	—
Great-West Putnam High Yield Bond Institutional Class	460,532	—	332,061	355,662	22,450	121,768	4,213,869
Great-West Real Estate Index Fund Initial Class	—	7,733,181	694,678	1,997,031	224,452	—	—
Great-West Real Estate Index Fund Institutional Class	610,267	—	825,086	777,042	135,570	70,936	5,895,177
Great-West Short Duration Bond Fund Initial Class	—	—	915,124	199,363	366	2,246	—
Great-West Short Duration Bond Fund Institutional Class	66,764	—	20,140	69,560	14	4,125	664,302

September 30, 2015

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Small Cap Growth Fund Initial Class	—	$ 3,293,641	$ 56,698	$ 1,725,231	$ (209,136)	$ —	$ —
Great-West Small Cap Growth Fund Institutional Class	—	—	161,770	2,205,137	(158,585)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,065,833	1,488,171	2,671,389	1,309,714	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,457,053	—	1,256,532	382,321	95,005	145,550	12,516,081
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,581,536	820,337	1,058,315	447,600	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	409,161	—	170,866	250,902	88,729	834	3,858,389
Great-West Templeton Global Bond Fund Initial Class	—	12,719,433	618,608	4,605,975	(234,209)	—	—
Great-West Templeton Global Bond Fund Institutional Class	936,799	—	942,118	751,911	(46,697)	335,164	8,403,086
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	9,903,130	449,201	3,330,480	(66,144)	44,278	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	674,591	—	318,746	756,898	(21,512)	92,525	6,678,449
					$7,045,384	$1,988,195	$145,653,262

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 8,311,080	$ 172,251	$1,633,626	$ 193,648	$ —	$ —
Great-West American Century Growth Fund Institutional Class	676,920	—	446,643	469,703	73,780	56,128	6,254,742
Great-West Federated Bond Fund Initial Class	—	5,987,194	390,080	1,620,933	19,074	26,349	—
Great-West Federated Bond Fund Institutional Class	454,895	—	325,389	585,642	(18,572)	92,926	4,385,184
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	19,254,350	2,643,945	1,743,536	425,437	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,055,185	—	1,201,637	674,941	112,076	362,035	18,250,043
Great-West Invesco Small Cap Value Fund Initial Class	—	3,472,287	93,005	588,166	56,848	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	302,922	—	308,856	199,705	24,853	5,172	2,686,919
Great-West Life & Annuity Contract	12,952,170	14,942,869	1,369,191	3,519,520	—	159,630	12,952,170
Great-West Loomis Sayles Bond Fund Initial Class	—	6,576,912	401,400	785,343	(46,710)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	613,450	—	498,650	688,360	(44,062)	103,726	5,674,415
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,478,322	56,471	432,297	217,491	—	—

September 30, 2015

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	306,692	$ —	$ 259,638	$ 146,476	$ 36,477	$ 14,525	$ 2,726,489
Great-West MFS International Growth Fund Initial Class	—	9,766,481	240,779	1,399,752	343,866	—	—
Great-West MFS International Growth Fund Institutional Class	942,577	—	602,241	328,695	97,198	—	8,313,533
Great-West MFS International Value Fund Initial Class	—	19,832,881	450,179	2,163,834	1,230,177	—	—
Great-West MFS International Value Fund Institutional Class	1,844,226	—	772,107	643,260	338,809	—	17,132,855
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	8,304,953	196,406	1,637,032	221,153	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	666,808	—	352,859	472,062	173,982	16,254	6,221,319
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	225,709	—	2,340,924	84,107	3	—	2,074,268
Great-West Putnam Equity Income Fund Initial Class	—	16,833,880	1,465,179	1,311,239	561,824	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,735,579	—	1,026,425	373,230	161,103	190,698	15,273,095
Great-West Putnam High Yield Bond Initial Class	—	2,992,700	430,171	403,907	14,765	—	—
Great-West Putnam High Yield Bond Institutional Class	304,847	—	257,689	309,601	16,302	80,880	2,789,354
Great-West Real Estate Index Fund Initial Class	—	5,726,978	666,000	893,447	69,797	—	—
Great-West Real Estate Index Fund Institutional Class	525,226	—	500,566	620,597	4,758	61,524	5,073,683
Great-West Short Duration Bond Fund Initial Class	—	—	3,714,843	380,752	668	9,138	—
Great-West Short Duration Bond Fund Institutional Class	305,585	—	131,363	415,495	51	18,999	3,040,569
Great-West Small Cap Growth Fund Initial Class	—	3,463,887	68,084	1,297,195	(47,569)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	182,859	2,741,940	(240,881)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,841,836	1,855,359	1,143,764	783,183	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,782,907	—	1,263,851	295,504	145,610	178,423	15,315,168
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,807,255	837,230	497,995	281,424	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	499,763	—	176,248	315,832	101,473	1,021	4,712,761
Great-West Templeton Global Bond Fund Initial Class	—	8,066,994	501,787	2,650,065	(104,453)	—	—
Great-West Templeton Global Bond Fund Institutional Class	619,150	—	649,862	640,722	(70,299)	222,349	5,553,779
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	6,281,142	391,010	1,939,142	(25,840)	25,958	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	444,484	—	252,500	631,571	(20,196)	61,445	4,400,392
					$5,087,248	$1,687,180	$142,830,738

September 30, 2015

Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,415,463	$ 145,304	$1,330,667	$ 160,399	$ —	$ —
Great-West American Century Growth Fund Institutional Class	511,770	—	343,134	396,836	58,995	42,707	4,728,751
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	14,899,180	2,049,283	1,577,771	384,308	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,552,165	—	1,275,844	903,277	132,089	275,352	13,783,230
Great-West Invesco Small Cap Value Fund Initial Class	—	2,680,365	81,737	485,851	45,360	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	230,409	—	278,864	212,931	8,586	3,971	2,043,728
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,687,822	25,605	351,722	156,285	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	232,662	—	229,847	157,995	27,755	11,272	2,068,361
Great-West MFS International Growth Fund Initial Class	—	7,562,102	234,791	1,357,931	255,953	—	—
Great-West MFS International Growth Fund Institutional Class	715,626	—	678,170	432,063	28,940	—	6,311,820
Great-West MFS International Value Fund Initial Class	—	15,368,215	517,589	2,208,052	975,546	—	—
Great-West MFS International Value Fund Institutional Class	1,399,426	—	986,649	774,108	281,294	—	13,000,671
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,418,028	184,941	1,484,138	117,444	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	504,485	—	335,042	394,507	144,105	12,412	4,706,841
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	172,508	—	1,786,050	62,054	—	—	1,585,351
Great-West Putnam Equity Income Fund Initial Class	—	13,033,212	1,076,520	1,109,496	473,888	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,311,913	—	1,064,144	564,068	228,024	145,826	11,544,834
Great-West Real Estate Index Fund Initial Class	—	2,726,847	380,294	543,879	39,036	—	—
Great-West Real Estate Index Fund Institutional Class	243,860	—	287,041	350,287	1,689	29,006	2,355,688
Great-West Small Cap Growth Fund Initial Class	—	2,672,089	52,340	1,098,961	(114,633)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	157,196	2,095,525	(171,292)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	13,046,773	1,406,559	1,149,301	527,309	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,348,184	—	1,268,500	531,657	187,179	136,765	11,580,905
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	3,715,428	665,894	435,594	240,756	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	378,214	—	178,644	284,517	100,748	770	3,566,556
					$4,289,763	$658,081	$77,276,736

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,398,132	Great-West Federated Bond Fund Institutional Class(a)	$ 32,757,993
4,627,503	Great-West Loomis Sayles Bond Fund Institutional Class(a)	42,804,406
2,309,976	Great-West Putnam High Yield Bond Institutional Class(a)	21,136,279
2,626,066	Great-West Short Duration Bond Fund Institutional Class(a)	26,129,354
4,661,850	Great-West Templeton Global Bond Fund Institutional Class(a)	41,816,796
3,312,388	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	32,792,641

BOND MUTUAL FUNDS — 47.45% (Cost $210,342,125)		$197,437,469
EQUITY MUTUAL FUNDS
715,215	Great-West American Century Growth Fund Institutional Class(a)	6,608,584
2,172,226	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,289,367
323,415	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,868,692
322,646	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,868,328
990,362	Great-West MFS International Growth Fund Institutional Class(a)	8,734,994
1,918,464	Great-West MFS International Value Fund Institutional Class(a)	17,822,529
707,774	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,603,535
Shares		Fair Value
Equity Mutual Funds — (continued)
246,539	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,265,694
1,823,957	Great-West Putnam Equity Income Fund Institutional Class(a)	16,050,818
2,161,192	Great-West Real Estate Index Fund Institutional Class(a)	20,877,111
1,868,872	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	16,053,608
532,556	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,022,001

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $130,936,429)		$125,065,261
Account Balance
FIXED INTEREST CONTRACT
93,705,297 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	93,705,297

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $93,705,297)		$ 93,705,297
TOTAL INVESTMENTS — 100.03% (Cost $434,983,851)		$416,208,027
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (145,008)
TOTAL NET ASSETS — 100.00%		$416,063,019
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,163,478	Great-West Federated Bond Fund Institutional Class(a)	$11,215,924
1,573,540	Great-West Loomis Sayles Bond Fund Institutional Class(a)	14,555,249
781,147	Great-West Putnam High Yield Bond Institutional Class(a)	7,147,497
112,893	Great-West Short Duration Bond Fund Institutional Class(a)	1,123,283
1,589,380	Great-West Templeton Global Bond Fund Institutional Class(a)	14,256,735
1,137,242	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	11,258,699

BOND MUTUAL FUNDS — 33.04% (Cost $63,629,171)		$59,557,387
EQUITY MUTUAL FUNDS
494,825	Great-West American Century Growth Fund Institutional Class(a)	4,572,181
1,510,210	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	13,410,666
222,549	Great-West Invesco Small Cap Value Fund Institutional Class(a)	1,974,012
225,226	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,002,263
695,835	Great-West MFS International Growth Fund Institutional Class(a)	6,137,268
1,356,505	Great-West MFS International Value Fund Institutional Class(a)	12,601,927
Shares		Fair Value
Equity Mutual Funds — (continued)
487,760	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 4,550,798
167,390	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,538,310
1,272,941	Great-West Putnam Equity Income Fund Institutional Class(a)	11,201,885
848,020	Great-West Real Estate Index Fund Institutional Class(a)	8,191,873
1,307,965	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	11,235,418
367,424	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,464,806

TOTAL EQUITY MUTUAL FUNDS — 44.87% (Cost $86,189,041)		$ 80,881,407
Account Balance
FIXED INTEREST CONTRACT
39,878,176 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	39,878,176

TOTAL FIXED INTEREST CONTRACT — 22.13% (Cost $39,878,176)		$ 39,878,176
TOTAL INVESTMENTS — 100.04% (Cost $189,696,388)		$180,316,970
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (65,398)
TOTAL NET ASSETS — 100.00%		$180,251,572
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,163,118	Great-West Federated Bond Fund Institutional Class(a)	$ 49,772,461
7,014,840	Great-West Loomis Sayles Bond Fund Institutional Class(a)	64,887,271
3,488,660	Great-West Putnam High Yield Bond Institutional Class(a)	31,921,234
500,083	Great-West Short Duration Bond Fund Institutional Class(a)	4,975,822
7,069,560	Great-West Templeton Global Bond Fund Institutional Class(a)	63,413,955
5,039,608	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	49,892,117

BOND MUTUAL FUNDS — 24.03% (Cost $285,029,195)		$264,862,860
EQUITY MUTUAL FUNDS
4,229,829	Great-West American Century Growth Fund Institutional Class(a)	39,083,619
12,832,329	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	113,951,086
1,900,087	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,853,774
1,916,208	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,035,089
5,865,578	Great-West MFS International Growth Fund Institutional Class(a)	51,734,398
11,400,011	Great-West MFS International Value Fund Institutional Class(a)	105,906,105
4,176,251	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	38,964,424
Shares		Fair Value
Equity Mutual Funds — (continued)
1,432,382	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 13,163,590
10,812,624	Great-West Putnam Equity Income Fund Institutional Class(a)	95,151,094
4,604,935	Great-West Real Estate Index Fund Institutional Class(a)	44,483,668
11,085,261	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	95,222,390
3,134,291	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,556,362

TOTAL EQUITY MUTUAL FUNDS — 59.97% (Cost $659,278,312)		$ 661,105,599
Account Balance
FIXED INTEREST CONTRACT
176,868,335 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	176,868,335

TOTAL FIXED INTEREST CONTRACT — 16.04% (Cost $176,868,335)		$ 176,868,335
TOTAL INVESTMENTS — 100.04% (Cost $1,121,175,842)		$1,102,836,794
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (386,057)
TOTAL NET ASSETS — 100.00%		$1,102,450,737
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,235,023	Great-West Federated Bond Fund Institutional Class(a)	$11,905,625
1,657,849	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,335,099
822,571	Great-West Putnam High Yield Bond Institutional Class(a)	7,526,524
829,190	Great-West Short Duration Bond Fund Institutional Class(a)	8,250,445
1,670,604	Great-West Templeton Global Bond Fund Institutional Class(a)	14,985,317
1,207,190	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	11,951,179

BOND MUTUAL FUNDS — 18.17% (Cost $74,608,132)		$69,954,189
EQUITY MUTUAL FUNDS
1,822,360	Great-West American Century Growth Fund Institutional Class(a)	16,838,607
5,529,168	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	49,099,008
816,497	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,242,327
825,087	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,335,028
2,538,356	Great-West MFS International Growth Fund Institutional Class(a)	22,388,296
4,977,470	Great-West MFS International Value Fund Institutional Class(a)	46,240,697
Shares		Fair Value
Equity Mutual Funds — (continued)
1,795,442	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 16,751,474
610,588	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	5,611,306
4,669,502	Great-West Putnam Equity Income Fund Institutional Class(a)	41,091,618
1,413,425	Great-West Real Estate Index Fund Institutional Class(a)	13,653,690
4,794,634	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	41,185,902
1,345,580	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,688,823

TOTAL EQUITY MUTUAL FUNDS — 72.75% (Cost $289,168,759)		$280,126,776
Account Balance
FIXED INTEREST CONTRACT
35,101,996 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	35,101,996

TOTAL FIXED INTEREST CONTRACT — 9.12% (Cost $35,101,996)		$ 35,101,996
TOTAL INVESTMENTS — 100.04% (Cost $398,878,887)		$385,182,961
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (144,661)
TOTAL NET ASSETS — 100.00%		$385,038,300
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
3,991,027	Great-West American Century Growth Fund Institutional Class(a)	$ 36,877,088
12,082,320	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	107,290,998
1,795,885	Great-West Invesco Small Cap Value Fund Institutional Class(a)	15,929,502
1,805,338	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,049,455
5,514,797	Great-West MFS International Growth Fund Institutional Class(a)	48,640,507
10,670,217	Great-West MFS International Value Fund Institutional Class(a)	99,126,315
3,947,688	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	36,831,925
1,370,303	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	12,593,087
Shares		Fair Value
Equity Mutual Funds — (continued)
10,167,305	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 89,472,284
1,864,216	Great-West Real Estate Index Fund Institutional Class(a)	18,008,329
10,414,911	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	89,464,086
2,962,423	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,935,653

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $605,659,636)		$598,219,229
TOTAL INVESTMENTS — 100.04% (Cost $605,659,636)		$598,219,229
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (229,682)
TOTAL NET ASSETS — 100.00%		$597,989,547
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2015:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2015	$ 93,974,458	$32,404,093	$183,745,908	$33,205,777
Total interest received	1,076,808	408,924	2,084,405	399,299
Purchases	17,723,279	13,301,960	22,416,369	7,725,838
Sales	(19,069,248)	(6,236,801)	(31,378,347)	(6,228,918)
Ending Balance, September 30, 2015	$ 93,705,297	$39,878,176	$176,868,335	$35,101,996

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

September 30, 2015

Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$ 435,600,885	$ 6,074,040	$(25,466,898)	$(19,392,858)
Great-West Moderately Conservative Profile II Fund	190,205,990	2,181,164	(12,070,184)	(9,889,020)
Great-West Moderate Profile II Fund	1,123,070,929	48,300,972	(68,535,107)	(20,234,135)
Great-West Moderately Aggressive Profile II Fund	400,489,369	11,937,642	(27,244,050)	(15,306,408)
Great-West Aggressive Profile II Fund	618,046,267	29,561,283	(49,388,321)	(19,827,038)

Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 7,559,527	$ 802,565	$ 1,511,397	$ 39,292	$ —	$ —
Great-West American Century Growth Fund Institutional Class	715,215	—	1,425,033	1,224,858	74,703	57,280	6,608,584
Great-West Federated Bond Fund Initial Class	—	34,258,488	3,430,074	2,825,353	69,989	172,454	—
Great-West Federated Bond Fund Institutional Class	3,398,132	—	4,366,897	5,553,570	(70,867)	684,801	32,757,993
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	17,452,436	4,155,610	1,235,167	228,213	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,172,226	—	4,173,736	2,686,273	386,329	370,126	19,289,367
Great-West Invesco Small Cap Value Fund Initial Class	—	3,129,106	307,570	525,564	(66,867)	—	—

September 30, 2015

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Invesco Small Cap Value Fund Institutional Class	323,415	$ —	$ 695,481	$ 545,421	$ (67,573)	$ 5,253	$ 2,868,692
Great-West Life & Annuity Contract	93,705,297	93,974,458	17,723,279	19,069,248	—	1,076,808	93,705,297
Great-West Loomis Sayles Bond Fund Initial Class	—	37,671,625	9,310,401	1,473,887	(88,793)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	4,627,503	—	6,505,802	6,668,924	(438,670)	765,737	42,804,406
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,129,065	265,555	493,725	(36,291)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	322,646	—	623,305	464,773	(19,175)	14,769	2,868,328
Great-West MFS International Growth Fund Initial Class	—	8,896,503	805,226	1,163,847	190,235	—	—
Great-West MFS International Growth Fund Institutional Class	990,362	—	2,065,201	1,211,291	275,265	—	8,734,994
Great-West MFS International Value Fund Initial Class	—	18,032,001	1,548,072	1,797,309	618,930	—	—
Great-West MFS International Value Fund Institutional Class	1,918,464	—	3,528,475	2,316,688	870,370	—	17,822,529
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,564,861	819,990	1,519,041	131,667	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	707,774	—	1,434,844	1,294,110	118,401	16,548	6,603,535
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	246,539	—	2,575,912	123,880	2	—	2,265,694
Great-West Putnam Equity Income Fund Initial Class	—	15,319,524	2,615,967	903,018	315,454	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,823,957	—	3,506,430	1,767,655	721,680	194,567	16,050,818
Great-West Putnam High Yield Bond Initial Class	—	17,133,614	6,029,150	1,090,278	29,315	—	—
Great-West Putnam High Yield Bond Institutional Class	2,309,976	—	3,544,233	3,144,061	159,052	596,800	21,136,279
Great-West Real Estate Index Fund Initial Class	—	20,643,134	4,160,779	2,587,054	227,913	—	—
Great-West Real Estate Index Fund Institutional Class	2,161,192	—	4,781,575	4,798,335	147,235	249,158	20,877,111
Great-West Short Duration Bond Fund Initial Class	—	27,161,496	2,514,839	1,745,863	7,803	68,809	—
Great-West Short Duration Bond Fund Institutional Class	2,626,066	—	2,792,776	4,620,375	(33,639)	161,466	26,129,354
Great-West Small Cap Growth Fund Initial Class	—	3,129,823	281,236	1,420,918	(342,833)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	438,105	2,942,292	(145,092)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	15,328,105	2,697,873	786,638	236,569	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,868,872	—	3,411,111	1,662,218	418,241	181,863	16,053,608
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,367,195	1,177,623	398,322	139,150	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	532,556	—	934,350	721,047	251,223	1,038	5,022,001
Great-West Templeton Global Bond Fund Initial Class	—	46,104,675	4,578,797	6,960,167	(273,912)	—	—

September 30, 2015

Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Templeton Global Bond Fund Institutional Class	4,661,850	$ —	$ 7,646,241	$ 6,424,003	$ (649,718)	$1,636,200	$ 41,816,796
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	35,971,819	3,365,634	4,527,678	(85,003)	169,884	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,312,388	—	3,892,629	6,102,938	(186,607)	453,749	32,792,641
					$3,151,991	$6,877,310	$416,208,027

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 4,318,827	$ 815,744	$ 818,955	$ 21,603	$ —	$ —
Great-West American Century Growth Fund Institutional Class	494,825	—	1,072,941	516,296	18,072	38,844	4,572,181
Great-West Federated Bond Fund Initial Class	—	9,727,589	2,083,437	1,205,629	(20,102)	49,929	—
Great-West Federated Bond Fund Institutional Class	1,163,478	—	2,163,936	1,323,895	(59,777)	222,982	11,215,924
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	9,983,363	3,410,129	562,597	102,683	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,510,210	—	3,174,171	956,077	139,963	250,930	13,410,666
Great-West Invesco Small Cap Value Fund Initial Class	—	1,802,849	353,516	258,189	7,179	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	222,549	—	531,943	238,057	(18,919)	3,487	1,974,012
Great-West Life & Annuity Contract	39,878,176	32,404,093	13,301,960	6,236,801	—	408,924	39,878,176
Great-West Loomis Sayles Bond Fund Initial Class	—	10,693,127	3,724,361	551,389	(34,751)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,573,540	—	2,997,072	1,445,097	(96,814)	238,015	14,555,249
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,806,755	326,447	246,444	26,678	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	225,226	—	483,896	145,519	16,795	9,541	2,002,263
Great-West MFS International Growth Fund Initial Class	—	5,088,643	878,064	560,963	92,179	—	—
Great-West MFS International Growth Fund Institutional Class	695,835	—	1,633,003	513,573	82,642	—	6,137,268
Great-West MFS International Value Fund Initial Class	—	10,354,352	1,838,666	996,138	333,280	—	—
Great-West MFS International Value Fund Institutional Class	1,356,505	—	2,915,991	903,065	335,229	—	12,601,927
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	4,308,249	783,800	791,924	55,980	—	—

September 30, 2015

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	487,760	$ —	$ 1,043,055	$ 531,475	$ 50,955	$ 10,925	$ 4,550,798
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	167,390	—	1,799,805	127,956	0	—	1,538,310
Great-West Putnam Equity Income Fund Initial Class	—	8,741,271	2,442,394	455,830	186,008	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,272,941	—	2,695,509	612,651	231,842	129,730	11,201,885
Great-West Putnam High Yield Bond Initial Class	—	4,862,639	2,195,789	305,997	23,957	—	—
Great-West Putnam High Yield Bond Institutional Class	781,147	—	1,532,094	692,795	18,090	185,333	7,147,497
Great-West Real Estate Index Fund Initial Class	—	6,561,297	2,097,422	855,530	70,772	—	—
Great-West Real Estate Index Fund Institutional Class	848,020	—	2,255,713	1,311,043	114,467	89,437	8,191,873
Great-West Short Duration Bond Fund Initial Class	—	—	1,104,019	30,983	20	2,498	—
Great-West Short Duration Bond Fund Institutional Class	112,893	—	181,214	127,362	103	6,637	1,123,283
Great-West Small Cap Growth Fund Initial Class	—	1,800,848	292,181	805,532	(205,276)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	303,204	1,899,488	(97,112)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	8,741,633	2,579,300	437,293	191,331	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,307,965	—	2,743,654	531,156	125,124	117,059	11,235,418
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,494,065	951,050	207,238	67,975	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	367,424	—	671,333	276,686	88,240	721	3,464,806
Great-West Templeton Global Bond Fund Initial Class	—	13,109,530	2,580,633	2,421,527	(154,263)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,589,380	—	3,505,057	1,475,511	(134,073)	524,130	14,256,735
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	10,216,868	2,084,914	1,697,971	(46,836)	49,160	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,137,242	—	2,027,207	1,430,670	(40,720)	146,758	11,258,699
					$1,492,524	$2,485,040	$180,316,970

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 46,511,585	$ 1,951,401	$ 7,065,884	$ 749,590	$ —	$ —

September 30, 2015

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Institutional Class	4,229,829	$ —	$ 4,442,218	$ 3,381,698	$ 560,504	$ 348,063	$ 39,083,619
Great-West Federated Bond Fund Initial Class	—	55,157,307	3,827,060	5,727,667	144,313	267,431	—
Great-West Federated Bond Fund Institutional Class	5,163,118	—	5,495,567	7,544,695	(108,151)	1,062,687	49,772,461
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	107,695,398	17,113,352	3,688,039	684,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,832,329	—	13,295,985	6,616,411	1,088,825	2,246,256	113,951,086
Great-West Invesco Small Cap Value Fund Initial Class	—	19,280,031	785,278	2,016,723	176,435	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	1,900,087	—	2,484,905	1,306,288	169,682	32,269	16,853,774
Great-West Life & Annuity Contract	176,868,335	183,745,908	22,416,369	31,378,347	—	2,084,405	176,868,335
Great-West Loomis Sayles Bond Fund Initial Class	—	60,641,060	11,082,706	1,982,169	(120,770)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	7,014,840	—	7,954,003	8,910,629	(782,305)	1,189,303	64,887,271
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	19,291,099	808,222	1,657,188	775,430	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,916,208	—	2,024,360	837,446	272,610	91,030	17,035,089
Great-West MFS International Growth Fund Initial Class	—	54,628,174	1,895,903	4,608,701	1,260,226	—	—
Great-West MFS International Growth Fund Institutional Class	5,865,578	—	5,799,001	2,756,268	623,335	—	51,734,398
Great-West MFS International Value Fund Initial Class	—	111,149,629	4,065,085	7,801,946	3,815,169	—	—
Great-West MFS International Value Fund Institutional Class	11,400,011	—	9,095,017	5,704,082	2,801,743	—	105,906,105
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	46,600,864	1,851,177	6,186,647	1,735,568	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,176,251	—	3,992,061	3,321,345	1,226,623	100,891	38,964,424
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,432,382	—	15,074,958	777,458	3,027	—	13,163,590
Great-West Putnam Equity Income Fund Initial Class	—	94,263,719	9,936,320	2,824,521	1,204,456	—	—
Great-West Putnam Equity Income Fund Institutional Class	10,812,624	—	10,966,162	3,877,181	1,654,518	1,185,652	95,151,094
Great-West Putnam High Yield Bond Initial Class	—	27,577,240	7,483,972	1,293,663	59,312	—	—
Great-West Putnam High Yield Bond Institutional Class	3,488,660	—	4,082,068	4,014,044	58,704	926,300	31,921,234
Great-West Real Estate Index Fund Initial Class	—	45,446,515	6,936,784	5,003,655	476,092	—	—
Great-West Real Estate Index Fund Institutional Class	4,604,935	—	6,511,918	6,861,358	(3,552)	542,024	44,483,668
Great-West Short Duration Bond Fund Initial Class	—	—	5,489,412	120,470	109	13,366	—
Great-West Short Duration Bond Fund Institutional Class	500,083	—	369,199	746,766	5	31,322	4,975,822

September 30, 2015

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Small Cap Growth Fund Initial Class	—	$ 19,278,585	$ 832,259	$ 6,973,258	$ (830,374)	$ —	$ —
Great-West Small Cap Growth Fund Institutional Class	—	—	1,587,041	17,215,755	(1,514,066)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	94,400,100	11,266,629	2,308,939	1,330,695	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,085,261	—	11,500,361	2,892,618	1,263,248	1,108,666	95,222,390
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	26,898,408	5,495,725	2,004,003	527,669	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,134,291	—	2,623,483	2,210,448	1,011,224	6,354	29,556,362
Great-West Templeton Global Bond Fund Initial Class	—	74,412,451	4,657,226	11,924,735	(335,933)	—	—
Great-West Templeton Global Bond Fund Institutional Class	7,069,560	—	9,180,004	7,437,111	(562,794)	2,547,665	63,413,955
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	57,910,053	3,772,739	8,371,801	1,575	263,474	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,039,608	—	4,658,318	8,220,405	(242,928)	702,863	49,892,117
					$19,174,037	$14,750,021	$1,102,836,794

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$19,015,970	$1,712,513	$3,055,204	$ 325,066	$ —	$ —
Great-West American Century Growth Fund Institutional Class	1,822,360	—	1,964,908	1,218,475	327,975	148,864	16,838,607
Great-West Federated Bond Fund Initial Class	—	13,305,172	1,746,134	2,754,972	(22,300)	61,340	—
Great-West Federated Bond Fund Institutional Class	1,235,023	—	1,439,221	1,602,259	(73,187)	248,638	11,905,625
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	43,570,712	9,538,374	1,459,966	252,728	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,529,168	—	5,955,212	2,561,289	416,851	960,406	49,099,008
Great-West Invesco Small Cap Value Fund Initial Class	—	7,839,353	756,119	859,005	122,326	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	816,497	—	1,165,467	635,567	26,457	13,702	7,242,327
Great-West Life & Annuity Contract	35,101,996	33,205,777	7,725,838	6,228,918	—	399,299	35,101,996
Great-West Loomis Sayles Bond Fund Initial Class	—	14,615,485	2,191,126	673,704	(41,076)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,657,849	—	2,031,543	1,889,539	(138,287)	274,621	15,335,099
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	7,898,601	635,954	881,646	132,785	—	—

September 30, 2015

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	825,087	$ —	$ 919,553	$ 325,125	$ 106,799	$ 38,489	$ 7,335,028
Great-West MFS International Growth Fund Initial Class	—	21,832,219	2,193,780	2,187,938	153,739	—	—
Great-West MFS International Growth Fund Institutional Class	2,538,356	—	3,020,050	1,536,489	125,847	—	22,388,296
Great-West MFS International Value Fund Initial Class	—	44,267,516	4,510,231	3,027,329	1,449,788	—	—
Great-West MFS International Value Fund Institutional Class	4,977,470	—	4,666,420	2,187,925	1,101,222	—	46,240,697
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	18,521,178	1,853,011	2,533,529	575,944	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,795,442	—	1,796,991	1,394,638	436,081	42,966	16,751,474
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	610,588	—	6,522,903	419,707	630	—	5,611,306
Great-West Putnam Equity Income Fund Initial Class	—	37,678,666	6,683,285	1,145,504	483,627	—	—
Great-West Putnam Equity Income Fund Institutional Class	4,669,502	—	5,105,769	1,565,525	657,174	505,729	41,091,618
Great-West Putnam High Yield Bond Initial Class	—	6,645,349	1,512,225	307,630	36,284	—	—
Great-West Putnam High Yield Bond Institutional Class	822,571	—	1,014,154	826,575	44,687	213,788	7,526,524
Great-West Real Estate Index Fund Initial Class	—	12,770,554	2,896,367	1,383,694	129,192	—	—
Great-West Real Estate Index Fund Institutional Class	1,413,425	—	2,568,323	2,407,106	3,037	162,979	13,653,690
Great-West Short Duration Bond Fund Initial Class	—	—	8,948,637	306,632	268	21,284	—
Great-West Short Duration Bond Fund Institutional Class	829,190	—	746,111	1,111,448	498	51,074	8,250,445
Great-West Small Cap Growth Fund Initial Class	—	7,822,208	633,575	2,833,932	(351,938)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	720,065	7,337,311	(591,701)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	37,647,974	7,523,454	1,078,616	571,784	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,794,634	—	5,535,174	1,224,596	584,736	471,268	41,185,902
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,816,741	2,805,732	723,600	145,616	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,345,580	—	997,826	854,786	280,317	2,720	12,688,823
Great-West Templeton Global Bond Fund Initial Class	—	17,934,914	2,201,177	4,865,840	(343,029)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,670,604	—	2,423,023	1,679,760	(121,916)	591,142	14,985,317
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	13,964,558	1,750,876	3,430,104	(74,558)	60,427	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,207,190	—	1,302,366	1,742,371	(50,100)	164,451	11,951,179
					$6,683,366	$4,433,187	$385,182,961

September 30, 2015

Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 47,858,448	$ 1,371,309	$ 6,689,825	$ 669,493	$ —	$ —
Great-West American Century Growth Fund Institutional Class	3,991,027	—	3,472,922	5,737,388	825,773	338,122	36,877,088
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	110,810,548	16,648,382	2,852,946	599,682	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,082,320	—	10,514,307	13,622,991	2,002,625	2,178,043	107,290,998
Great-West Invesco Small Cap Value Fund Initial Class	—	19,784,259	900,074	2,222,542	14,237	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	1,795,885	—	2,027,035	2,316,459	268,179	31,633	15,929,502
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	19,785,823	638,610	1,415,450	778,070	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,805,338	—	1,583,831	1,610,993	685,886	90,408	16,049,455
Great-West MFS International Growth Fund Initial Class	—	56,535,408	1,382,153	4,721,117	1,174,259	—	—
Great-West MFS International Growth Fund Institutional Class	5,514,797	—	3,968,104	5,181,807	1,135,769	—	48,640,507
Great-West MFS International Value Fund Initial Class	—	114,881,811	2,859,921	7,625,501	3,616,270	—	—
Great-West MFS International Value Fund Institutional Class	10,670,217	—	6,028,694	11,068,632	4,432,274	—	99,126,315
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	47,858,538	1,562,452	8,305,010	(576,965)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,947,688	—	3,070,409	5,264,222	1,862,029	99,203	36,831,925
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,370,303	—	14,006,322	341,409	1,300	—	12,593,087
Great-West Putnam Equity Income Fund Initial Class	—	97,210,794	8,733,412	1,962,674	819,939	—	—
Great-West Putnam Equity Income Fund Institutional Class	10,167,305	—	8,543,660	8,721,305	3,514,384	1,159,854	89,472,284
Great-West Real Estate Index Fund Initial Class	—	20,382,182	3,416,195	2,651,736	215,419	—	—
Great-West Real Estate Index Fund Institutional Class	1,864,216	—	2,897,994	4,957,970	(48,627)	234,025	18,008,329
Great-West Small Cap Growth Fund Initial Class	—	19,783,893	666,349	6,563,289	(504,819)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	1,261,774	17,313,226	(1,499,926)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	97,212,318	10,840,513	2,103,296	936,558	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,414,911	—	8,667,518	7,184,927	3,224,450	1,108,263	89,464,086
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	27,668,419	5,237,610	1,349,729	822,752	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,962,423	—	1,950,385	3,280,129	1,899,605	6,037	27,935,653
					$26,868,616	$5,245,588	$598,219,229

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND I
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,068,449	American Century Short Duration Inflation Protection Bond Fund Class R2	$10,748,595
2,191,221	Great-West Bond Index Fund Institutional Class(a)	21,649,266
1,099,539	Great-West Federated Bond Fund Institutional Class(a)	10,599,553
1,007,016	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,314,900
984,045	Great-West Putnam High Yield Bond Institutional Class(a)	9,004,009
590,067	Great-West Short Duration Bond Fund Institutional Class(a)	5,871,167
720,839	Great-West Templeton Global Bond Fund Institutional Class(a)	6,465,923
1,148,819	Oppenheimer International Bond Fund Class I	6,444,877
1,010,476	PIMCO Real Return Fund Institutional Class	10,741,358

BOND MUTUAL FUNDS — 59.78% (Cost $94,852,501)		$90,839,648
EQUITY MUTUAL FUNDS
23,307	AllianzGI NFJ Small-Cap Value Fund Class R6	591,523
121,611	American Century Real Estate Fund Class R6	3,437,939
196,561	DFA International Real Estate Securities Portfolio Institutional Class	986,735
203,363	Great-West American Century Growth Fund Institutional Class(a)	1,879,074
45,350	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	390,011
176,664	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,568,776
522,618	Great-West International Index Fund Institutional Class(a)	4,520,645
66,267	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	589,111
116,329	Great-West MFS International Growth Fund Institutional Class(a)	1,026,025
270,977	Great-West MFS International Value Fund Institutional Class(a)	2,517,375
200,585	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,871,455
Shares		Fair Value
Equity Mutual Funds — (continued)
263,014	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,314,524
356,194	Great-West Real Estate Index Fund Institutional Class(a)	3,440,832
917,819	Great-West S&P 500® Index Fund Institutional Class(a)	8,398,047
396,512	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,564,642
196,514	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,780,415
269,934	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,318,735
169,892	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,602,081
80,217	Invesco Global Real Estate Fund Class R6	983,462
33,870	Invesco International Growth Fund Class R6	1,027,277
11,202	Invesco Small Cap Discovery Fund Class R6	116,170
21,632	Janus Triton Fund Class N	489,319
113,279	Northern Emerging Markets Equity Index Fund	1,022,914
35,409	Oppenheimer Developing Markets Fund Class A	1,023,684

TOTAL EQUITY MUTUAL FUNDS — 31.23% (Cost $50,051,027)		$ 47,460,771
Account Balance
FIXED INTEREST CONTRACT
13,713,871 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,713,871

TOTAL FIXED INTEREST CONTRACT — 9.03% (Cost $13,713,871)		$ 13,713,871
TOTAL INVESTMENTS — 100.04% (Cost $158,617,399)		$152,014,290
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (68,354)
TOTAL NET ASSETS — 100.00%		$151,945,936
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND II
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,752,929	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 57,874,469
11,843,629	Great-West Bond Index Fund Institutional Class(a)	117,015,056
5,938,022	Great-West Federated Bond Fund Institutional Class(a)	57,242,527
5,421,311	Great-West Loomis Sayles Bond Fund Institutional Class(a)	50,147,131
5,299,526	Great-West Putnam High Yield Bond Institutional Class(a)	48,490,662
3,190,457	Great-West Short Duration Bond Fund Institutional Class(a)	31,745,048
3,865,360	Great-West Templeton Global Bond Fund Institutional Class(a)	34,672,275
6,194,275	Oppenheimer International Bond Fund Class I	34,749,882
5,445,624	PIMCO Real Return Fund Institutional Class	57,886,989

BOND MUTUAL FUNDS — 51.54% (Cost $512,371,685)		$489,824,039
EQUITY MUTUAL FUNDS
197,598	AllianzGI NFJ Small-Cap Value Fund Class R6	5,015,051
757,089	American Century Real Estate Fund Class R6	21,402,910
1,225,609	DFA International Real Estate Securities Portfolio Institutional Class	6,152,557
1,748,386	Great-West American Century Growth Fund Institutional Class(a)	16,155,085
389,387	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,348,726
1,523,822	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	13,531,539
4,469,650	Great-West International Index Fund Institutional Class(a)	38,662,473
561,204	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,989,101
988,523	Great-West MFS International Growth Fund Institutional Class(a)	8,718,774
2,316,022	Great-West MFS International Value Fund Institutional Class(a)	21,515,842
1,723,129	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	16,076,790
Shares		Fair Value
Equity Mutual Funds — (continued)
2,267,900	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 19,957,523
2,218,156	Great-West Real Estate Index Fund Institutional Class(a)	21,427,384
7,916,187	Great-West S&P 500® Index Fund Institutional Class(a)	72,433,113
3,416,989	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	30,718,729
1,693,696	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	15,344,887
2,328,656	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	20,003,151
1,462,116	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,787,750
499,161	Invesco Global Real Estate Fund Class R6	6,119,718
287,933	Invesco International Growth Fund Class R6	8,733,005
96,088	Invesco Small Cap Discovery Fund Class R6	996,434
187,796	Janus Triton Fund Class N	4,247,951
973,462	Northern Emerging Markets Equity Index Fund	8,790,366
304,234	Oppenheimer Developing Markets Fund Class A	8,795,396

TOTAL EQUITY MUTUAL FUNDS — 40.72% (Cost $393,275,635)		$386,924,255
Account Balance
FIXED INTEREST CONTRACT
73,956,023 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	73,956,023

TOTAL FIXED INTEREST CONTRACT — 7.78% (Cost $73,956,023)		$ 73,956,023
TOTAL INVESTMENTS — 100.04% (Cost $979,603,343)		$950,704,317
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (425,221)
TOTAL NET ASSETS — 100.00%		$950,279,096
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND III
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
261,257	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,628,249
540,337	Great-West Bond Index Fund Institutional Class(a)	5,338,525
270,661	Great-West Federated Bond Fund Institutional Class(a)	2,609,170
245,254	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,268,597
239,571	Great-West Putnam High Yield Bond Institutional Class(a)	2,192,077
145,146	Great-West Short Duration Bond Fund Institutional Class(a)	1,444,206
174,587	Great-West Templeton Global Bond Fund Institutional Class(a)	1,566,049
279,780	Oppenheimer International Bond Fund Class I	1,569,566
246,923	PIMCO Real Return Fund Institutional Class	2,624,787

BOND MUTUAL FUNDS — 44.01% (Cost $23,142,024)		$22,241,226
EQUITY MUTUAL FUNDS
13,058	AllianzGI NFJ Small-Cap Value Fund Class R6	331,423
40,228	American Century Real Estate Fund Class R6	1,137,251
65,716	DFA International Real Estate Securities Portfolio Institutional Class	329,893
116,344	Great-West American Century Growth Fund Institutional Class(a)	1,075,016
26,010	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	223,688
101,291	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	899,464
296,185	Great-West International Index Fund Institutional Class(a)	2,561,997
37,165	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	330,400
65,653	Great-West MFS International Growth Fund Institutional Class(a)	579,061
153,387	Great-West MFS International Value Fund Institutional Class(a)	1,424,966
114,864	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,071,682
Shares		Fair Value
Equity Mutual Funds — (continued)
150,157	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,321,378
117,974	Great-West Real Estate Index Fund Institutional Class(a)	1,139,628
524,580	Great-West S&P 500® Index Fund Institutional Class(a)	4,799,910
227,433	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,044,618
112,615	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,020,293
154,039	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,323,198
97,000	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	914,708
26,562	Invesco Global Real Estate Fund Class R6	325,644
19,116	Invesco International Growth Fund Class R6	579,791
6,588	Invesco Small Cap Discovery Fund Class R6	68,315
12,460	Janus Triton Fund Class N	281,846
64,741	Northern Emerging Markets Equity Index Fund	584,612
20,203	Oppenheimer Developing Markets Fund Class A	584,083

TOTAL EQUITY MUTUAL FUNDS — 49.38% (Cost $27,441,209)		$24,952,865
Account Balance
FIXED INTEREST CONTRACT
3,361,918 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,361,918

TOTAL FIXED INTEREST CONTRACT — 6.65% (Cost $3,361,918)		$ 3,361,918
TOTAL INVESTMENTS — 100.04% (Cost $53,945,151)		$50,556,009
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (22,554)
TOTAL NET ASSETS — 100.00%		$50,533,455
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND I
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
990,301	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,962,431
3,832,650	Great-West Bond Index Fund Institutional Class(a)	37,866,580
1,927,410	Great-West Federated Bond Fund Institutional Class(a)	18,580,236
1,739,859	Great-West Loomis Sayles Bond Fund Institutional Class(a)	16,093,698
1,621,532	Great-West Putnam High Yield Bond Institutional Class(a)	14,837,016
546,850	Great-West Short Duration Bond Fund Institutional Class(a)	5,441,156
1,140,412	Great-West Templeton Global Bond Fund Institutional Class(a)	10,229,498
1,822,762	Oppenheimer International Bond Fund Class I	10,225,694
937,468	PIMCO Real Return Fund Institutional Class	9,965,285

BOND MUTUAL FUNDS — 52.27% (Cost $139,636,201)		$133,201,594
EQUITY MUTUAL FUNDS
63,292	AllianzGI NFJ Small-Cap Value Fund Class R6	1,606,352
193,063	American Century Real Estate Fund Class R6	5,457,906
344,279	DFA International Real Estate Securities Portfolio Institutional Class	1,728,283
470,636	Great-West American Century Growth Fund Institutional Class(a)	4,348,675
104,797	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	901,253
410,384	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,644,207
1,345,378	Great-West International Index Fund Institutional Class(a)	11,637,523
179,738	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,597,872
298,609	Great-West MFS International Growth Fund Institutional Class(a)	2,633,732
695,786	Great-West MFS International Value Fund Institutional Class(a)	6,463,849
463,523	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,324,668
Shares		Fair Value
Equity Mutual Funds — (continued)
608,531	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,355,070
565,547	Great-West Real Estate Index Fund Institutional Class(a)	5,463,180
2,125,035	Great-West S&P 500® Index Fund Institutional Class(a)	19,444,071
917,127	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,244,971
541,854	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,909,194
624,375	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,363,383
390,667	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,683,995
140,293	Invesco Global Real Estate Fund Class R6	1,719,990
86,880	Invesco International Growth Fund Class R6	2,635,073
32,755	Invesco Small Cap Discovery Fund Class R6	339,667
60,331	Janus Triton Fund Class N	1,364,691
341,897	Northern Emerging Markets Equity Index Fund	3,087,328
106,819	Oppenheimer Developing Markets Fund Class A	3,088,140

TOTAL EQUITY MUTUAL FUNDS — 42.79% (Cost $112,962,938)		$109,043,073
Account Balance
FIXED INTEREST CONTRACT
12,721,198 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,721,198

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $12,721,198)		$ 12,721,198
TOTAL INVESTMENTS — 100.05% (Cost $265,320,337)		$254,965,865
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (115,522)
TOTAL NET ASSETS — 100.00%		$254,850,343
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND II
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,740,573	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 47,690,166
18,544,544	Great-West Bond Index Fund Institutional Class(a)	183,220,093
9,286,189	Great-West Federated Bond Fund Institutional Class(a)	89,518,865
8,295,863	Great-West Loomis Sayles Bond Fund Institutional Class(a)	76,736,734
7,676,504	Great-West Putnam High Yield Bond Institutional Class(a)	70,240,013
2,628,768	Great-West Short Duration Bond Fund Institutional Class(a)	26,156,235
5,428,478	Great-West Templeton Global Bond Fund Institutional Class(a)	48,693,447
8,709,531	Oppenheimer International Bond Fund Class I	48,860,467
4,484,833	PIMCO Real Return Fund Institutional Class	47,673,776

BOND MUTUAL FUNDS — 40.52% (Cost $669,868,734)		$638,789,796
EQUITY MUTUAL FUNDS
531,563	AllianzGI NFJ Small-Cap Value Fund Class R6	13,491,082
1,195,068	American Century Real Estate Fund Class R6	33,784,566
2,139,217	DFA International Real Estate Securities Portfolio Institutional Class	10,738,871
3,906,904	Great-West American Century Growth Fund Institutional Class(a)	36,099,791
878,648	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,556,370
3,421,177	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	30,380,055
11,209,874	Great-West International Index Fund Institutional Class(a)	96,965,406
1,509,408	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,418,637
2,483,982	Great-West MFS International Growth Fund Institutional Class(a)	21,908,717
5,805,178	Great-West MFS International Value Fund Institutional Class(a)	53,930,099
3,850,482	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	35,924,994
Shares		Fair Value
Equity Mutual Funds — (continued)
5,064,728	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 44,569,608
3,503,150	Great-West Real Estate Index Fund Institutional Class(a)	33,840,432
17,680,616	Great-West S&P 500® Index Fund Institutional Class(a)	161,777,632
7,629,195	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	68,586,460
4,514,952	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	40,905,465
5,201,925	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	44,684,539
3,257,408	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,717,361
868,502	Invesco Global Real Estate Fund Class R6	10,647,835
723,070	Invesco International Growth Fund Class R6	21,930,722
260,047	Invesco Small Cap Discovery Fund Class R6	2,696,691
500,220	Janus Triton Fund Class N	11,314,978
2,856,198	Northern Emerging Markets Equity Index Fund	25,791,469
892,461	Oppenheimer Developing Markets Fund Class A	25,801,056

TOTAL EQUITY MUTUAL FUNDS — 55.66% (Cost $886,869,087)		$ 877,462,836
Account Balance
FIXED INTEREST CONTRACT
60,970,993 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	60,970,993

TOTAL FIXED INTEREST CONTRACT — 3.87% (Cost $60,970,993)		$ 60,970,993
TOTAL INVESTMENTS — 100.05% (Cost $1,617,708,814)		$1,577,223,625
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (711,086)
TOTAL NET ASSETS — 100.00%		$1,576,512,539
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND III
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
185,148	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 1,862,588
723,397	Great-West Bond Index Fund Institutional Class(a)	7,147,167
362,254	Great-West Federated Bond Fund Institutional Class(a)	3,492,124
322,204	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,980,386
299,442	Great-West Putnam High Yield Bond Institutional Class(a)	2,739,898
102,823	Great-West Short Duration Bond Fund Institutional Class(a)	1,023,088
211,143	Great-West Templeton Global Bond Fund Institutional Class(a)	1,893,953
338,620	Oppenheimer International Bond Fund Class I	1,899,659
174,991	PIMCO Real Return Fund Institutional Class	1,860,153

BOND MUTUAL FUNDS — 28.49% (Cost $25,925,700)		$24,899,016
EQUITY MUTUAL FUNDS
37,053	AllianzGI NFJ Small-Cap Value Fund Class R6	940,408
66,240	American Century Real Estate Fund Class R6	1,872,615
118,827	DFA International Real Estate Securities Portfolio Institutional Class	596,514
275,059	Great-West American Century Growth Fund Institutional Class(a)	2,541,543
61,336	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	527,490
239,776	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,129,212
781,690	Great-West International Index Fund Institutional Class(a)	6,761,617
105,494	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	937,845
173,314	Great-West MFS International Growth Fund Institutional Class(a)	1,528,630
404,629	Great-West MFS International Value Fund Institutional Class(a)	3,759,000
272,008	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,537,830
Shares		Fair Value
Equity Mutual Funds — (continued)
354,330	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,118,106
194,205	Great-West Real Estate Index Fund Institutional Class(a)	1,876,016
1,238,406	Great-West S&P 500® Index Fund Institutional Class(a)	11,331,414
536,134	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,819,843
317,016	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,872,164
362,941	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,117,666
229,598	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,165,106
48,076	Invesco Global Real Estate Fund Class R6	589,413
50,430	Invesco International Growth Fund Class R6	1,529,541
18,963	Invesco Small Cap Discovery Fund Class R6	196,649
35,427	Janus Triton Fund Class N	801,369
199,993	Northern Emerging Markets Equity Index Fund	1,805,935
62,384	Oppenheimer Developing Markets Fund Class A	1,803,509

TOTAL EQUITY MUTUAL FUNDS — 68.83% (Cost $65,993,769)		$60,159,435
Account Balance
FIXED INTEREST CONTRACT
2,376,743 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,376,743

TOTAL FIXED INTEREST CONTRACT — 2.72% (Cost $2,376,743)		$ 2,376,743
TOTAL INVESTMENTS — 100.04% (Cost $94,296,212)		$87,435,194
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (38,883)
TOTAL NET ASSETS — 100.00%		$87,396,311
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND I
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
270,578	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,722,012
2,440,395	Great-West Bond Index Fund Institutional Class(a)	24,111,100
1,225,793	Great-West Federated Bond Fund Institutional Class(a)	11,816,648
1,098,441	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,160,581
989,756	Great-West Putnam High Yield Bond Institutional Class(a)	9,056,269
150,438	Great-West Short Duration Bond Fund Institutional Class(a)	1,496,857
681,338	Great-West Templeton Global Bond Fund Institutional Class(a)	6,111,603
1,085,799	Oppenheimer International Bond Fund Class I	6,091,329
256,415	PIMCO Real Return Fund Institutional Class	2,725,694

BOND MUTUAL FUNDS — 34.96% (Cost $77,893,220)		$74,292,093
EQUITY MUTUAL FUNDS
90,629	AllianzGI NFJ Small-Cap Value Fund Class R6	2,300,175
151,829	American Century Real Estate Fund Class R6	4,292,193
299,188	DFA International Real Estate Securities Portfolio Institutional Class	1,501,923
576,788	Great-West American Century Growth Fund Institutional Class(a)	5,329,517
128,288	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,103,279
501,082	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	4,449,608
1,835,071	Great-West International Index Fund Institutional Class(a)	15,873,361
258,647	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,299,374
406,977	Great-West MFS International Growth Fund Institutional Class(a)	3,589,537
940,272	Great-West MFS International Value Fund Institutional Class(a)	8,735,127
569,538	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,313,789
Shares		Fair Value
Equity Mutual Funds — (continued)
741,648	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 6,526,505
444,746	Great-West Real Estate Index Fund Institutional Class(a)	4,296,246
2,595,564	Great-West S&P 500® Index Fund Institutional Class(a)	23,749,414
1,125,399	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,117,338
777,293	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,042,272
758,983	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,519,660
480,685	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,532,856
121,701	Invesco Global Real Estate Fund Class R6	1,492,060
118,079	Invesco International Growth Fund Class R6	3,581,348
45,911	Invesco Small Cap Discovery Fund Class R6	476,092
86,580	Janus Triton Fund Class N	1,958,442
541,060	Northern Emerging Markets Equity Index Fund	4,885,772
168,245	Oppenheimer Developing Markets Fund Class A	4,863,977

TOTAL EQUITY MUTUAL FUNDS — 63.45% (Cost $138,478,472)		$134,829,865
Account Balance
FIXED INTEREST CONTRACT
3,479,036 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,479,036

TOTAL FIXED INTEREST CONTRACT — 1.64% (Cost $3,479,036)		$ 3,479,036
TOTAL INVESTMENTS — 100.05% (Cost $219,850,728)		$212,600,994
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (97,516)
TOTAL NET ASSETS — 100.00%		$212,503,478
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND II
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
970,440	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,762,622
8,823,771	Great-West Bond Index Fund Institutional Class(a)	87,178,859
4,429,217	Great-West Federated Bond Fund Institutional Class(a)	42,697,648
3,935,986	Great-West Loomis Sayles Bond Fund Institutional Class(a)	36,407,866
3,527,596	Great-West Putnam High Yield Bond Institutional Class(a)	32,277,506
537,355	Great-West Short Duration Bond Fund Institutional Class(a)	5,346,679
2,428,855	Great-West Templeton Global Bond Fund Institutional Class(a)	21,786,834
3,895,195	Oppenheimer International Bond Fund Class I	21,852,046
918,364	PIMCO Real Return Fund Institutional Class	9,762,209

BOND MUTUAL FUNDS — 20.68% (Cost $279,682,313)		$267,072,269
EQUITY MUTUAL FUNDS
697,502	AllianzGI NFJ Small-Cap Value Fund Class R6	17,702,604
929,254	American Century Real Estate Fund Class R6	26,270,009
1,825,847	DFA International Real Estate Securities Portfolio Institutional Class	9,165,751
4,393,661	Great-West American Century Growth Fund Institutional Class(a)	40,597,430
976,894	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,401,290
3,833,437	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	34,040,919
13,989,941	Great-West International Index Fund Institutional Class(a)	121,012,987
1,981,732	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,617,598
3,097,444	Great-West MFS International Growth Fund Institutional Class(a)	27,319,457
7,219,987	Great-West MFS International Value Fund Institutional Class(a)	67,073,682
4,333,039	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	40,427,250
Shares		Fair Value
Equity Mutual Funds — (continued)
5,671,691	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 49,910,878
2,722,762	Great-West Real Estate Index Fund Institutional Class(a)	26,301,880
19,872,130	Great-West S&P 500® Index Fund Institutional Class(a)	181,829,988
8,569,688	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	77,041,492
5,949,042	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	53,898,317
5,815,215	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	49,952,699
3,662,344	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,535,908
743,316	Invesco Global Real Estate Fund Class R6	9,113,059
901,339	Invesco International Growth Fund Class R6	27,337,623
358,985	Invesco Small Cap Discovery Fund Class R6	3,722,679
659,084	Janus Triton Fund Class N	14,908,491
4,130,018	Northern Emerging Markets Equity Index Fund	37,294,062
1,289,718	Oppenheimer Developing Markets Fund Class A	37,285,735

TOTAL EQUITY MUTUAL FUNDS — 78.40% (Cost $1,025,830,609)		$1,012,761,788
Account Balance
FIXED INTEREST CONTRACT
12,506,611 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,506,611

TOTAL FIXED INTEREST CONTRACT — 0.97% (Cost $12,506,611)		$ 12,506,611
TOTAL INVESTMENTS — 100.05% (Cost $1,318,019,533)		$1,292,340,668
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (592,427)
TOTAL NET ASSETS — 100.00%		$1,291,748,241
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND III
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
25,189	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 253,403
231,680	Great-West Bond Index Fund Institutional Class(a)	2,289,003
115,922	Great-West Federated Bond Fund Institutional Class(a)	1,117,492
101,905	Great-West Loomis Sayles Bond Fund Institutional Class(a)	942,623
90,939	Great-West Putnam High Yield Bond Institutional Class(a)	832,090
13,826	Great-West Short Duration Bond Fund Institutional Class(a)	137,573
62,813	Great-West Templeton Global Bond Fund Institutional Class(a)	563,429
100,917	Oppenheimer International Bond Fund Class I	566,143
23,817	PIMCO Real Return Fund Institutional Class	253,170

BOND MUTUAL FUNDS — 10.31% (Cost $7,246,727)		$6,954,926
EQUITY MUTUAL FUNDS
41,629	AllianzGI NFJ Small-Cap Value Fund Class R6	1,056,537
48,737	American Century Real Estate Fund Class R6	1,377,798
96,707	DFA International Real Estate Securities Portfolio Institutional Class	485,468
262,992	Great-West American Century Growth Fund Institutional Class(a)	2,430,043
58,809	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	505,761
229,303	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,036,214
840,137	Great-West International Index Fund Institutional Class(a)	7,267,188
118,401	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,052,587
186,141	Great-West MFS International Growth Fund Institutional Class(a)	1,641,762
436,697	Great-West MFS International Value Fund Institutional Class(a)	4,056,918
259,537	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,421,482
Shares		Fair Value
Equity Mutual Funds — (continued)
340,045	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,992,393
143,015	Great-West Real Estate Index Fund Institutional Class(a)	1,381,524
1,189,002	Great-West S&P 500® Index Fund Institutional Class(a)	10,879,365
514,038	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,621,203
356,782	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,232,440
348,895	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,997,006
219,473	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,069,634
39,061	Invesco Global Real Estate Fund Class R6	478,884
54,121	Invesco International Growth Fund Class R6	1,641,491
21,352	Invesco Small Cap Discovery Fund Class R6	221,419
39,736	Janus Triton Fund Class N	898,832
247,381	Northern Emerging Markets Equity Index Fund	2,233,851
77,254	Oppenheimer Developing Markets Fund Class A	2,233,414

TOTAL EQUITY MUTUAL FUNDS — 89.25% (Cost $66,180,891)		$60,213,214
Account Balance
FIXED INTEREST CONTRACT
329,430 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	329,430

TOTAL FIXED INTEREST CONTRACT — 0.49% (Cost $329,430)		$ 329,430
TOTAL INVESTMENTS — 100.05% (Cost $73,757,048)		$67,497,570
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (30,641)
TOTAL NET ASSETS — 100.00%		$67,466,929
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND I
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,994	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 70,362
832,355	Great-West Bond Index Fund Institutional Class(a)	8,223,671
418,688	Great-West Federated Bond Fund Institutional Class(a)	4,036,152
370,979	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,431,554
324,893	Great-West Putnam High Yield Bond Institutional Class(a)	2,972,773
3,534	Great-West Short Duration Bond Fund Institutional Class(a)	35,160
221,626	Great-West Templeton Global Bond Fund Institutional Class(a)	1,987,988
353,551	Oppenheimer International Bond Fund Class I	1,983,418
6,621	PIMCO Real Return Fund Institutional Class	70,380

BOND MUTUAL FUNDS — 19.39% (Cost $23,957,080)		$22,811,458
EQUITY MUTUAL FUNDS
70,953	AllianzGI NFJ Small-Cap Value Fund Class R6	1,800,786
79,681	American Century Real Estate Fund Class R6	2,252,590
170,517	DFA International Real Estate Securities Portfolio Institutional Class	855,998
387,615	Great-West American Century Growth Fund Institutional Class(a)	3,581,559
86,946	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	747,737
338,092	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,002,257
1,369,477	Great-West International Index Fund Institutional Class(a)	11,845,977
202,382	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,799,173
302,532	Great-West MFS International Growth Fund Institutional Class(a)	2,668,333
705,126	Great-West MFS International Value Fund Institutional Class(a)	6,550,625
382,591	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,569,570
Shares		Fair Value
Equity Mutual Funds — (continued)
500,536	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,404,719
233,392	Great-West Real Estate Index Fund Institutional Class(a)	2,254,572
1,745,704	Great-West S&P 500® Index Fund Institutional Class(a)	15,973,189
756,521	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,801,122
604,100	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,473,149
512,613	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,403,343
322,893	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,044,882
69,427	Invesco Global Real Estate Fund Class R6	851,175
87,870	Invesco International Growth Fund Class R6	2,665,086
36,297	Invesco Small Cap Discovery Fund Class R6	376,396
67,679	Janus Triton Fund Class N	1,530,898
462,908	Northern Emerging Markets Equity Index Fund	4,180,059
144,111	Oppenheimer Developing Markets Fund Class A	4,166,260

TOTAL EQUITY MUTUAL FUNDS — 80.58% (Cost $97,719,967)		$ 94,799,455
Account Balance
FIXED INTEREST CONTRACT
93,799 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	93,799

TOTAL FIXED INTEREST CONTRACT — 0.08% (Cost $93,799)		$ 93,799
TOTAL INVESTMENTS — 100.05% (Cost $121,770,846)		$117,704,712
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (53,637)
TOTAL NET ASSETS — 100.00%		$117,651,075
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND II
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,367	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 204,893
2,413,309	Great-West Bond Index Fund Institutional Class(a)	23,843,493
1,208,690	Great-West Federated Bond Fund Institutional Class(a)	11,651,775
1,065,631	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,857,087
936,967	Great-West Putnam High Yield Bond Institutional Class(a)	8,573,244
13,738	Great-West Short Duration Bond Fund Institutional Class(a)	136,697
636,975	Great-West Templeton Global Bond Fund Institutional Class(a)	5,713,664
1,022,125	Oppenheimer International Bond Fund Class I	5,734,121
19,266	PIMCO Real Return Fund Institutional Class	204,797

BOND MUTUAL FUNDS — 9.74% (Cost $69,194,361)		$65,919,771
EQUITY MUTUAL FUNDS
461,631	AllianzGI NFJ Small-Cap Value Fund Class R6	11,716,186
460,773	American Century Real Estate Fund Class R6	13,026,043
985,228	DFA International Real Estate Securities Portfolio Institutional Class	4,945,845
2,519,319	Great-West American Century Growth Fund Institutional Class(a)	23,278,511
560,419	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,819,604
2,193,751	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,480,512
8,884,101	Great-West International Index Fund Institutional Class(a)	76,847,472
1,312,906	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,671,731
1,964,131	Great-West MFS International Growth Fund Institutional Class(a)	17,323,635
4,581,737	Great-West MFS International Value Fund Institutional Class(a)	42,564,337
2,486,618	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	23,200,151
Shares		Fair Value
Equity Mutual Funds — (continued)
3,251,104	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 28,609,714
1,350,135	Great-West Real Estate Index Fund Institutional Class(a)	13,042,303
11,335,965	Great-West S&P 500® Index Fund Institutional Class(a)	103,724,078
4,909,578	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	44,137,104
3,935,329	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	35,654,077
3,332,640	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	28,627,376
2,102,591	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	19,827,433
400,987	Invesco Global Real Estate Fund Class R6	4,916,099
571,327	Invesco International Growth Fund Class R6	17,328,361
233,689	Invesco Small Cap Discovery Fund Class R6	2,423,357
438,164	Janus Triton Fund Class N	9,911,273
2,995,470	Northern Emerging Markets Equity Index Fund	27,049,095
935,001	Oppenheimer Developing Markets Fund Class A	27,030,887

TOTAL EQUITY MUTUAL FUNDS — 90.27% (Cost $629,113,725)		$611,155,184
Account Balance
FIXED INTEREST CONTRACT
273,439 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	273,439

TOTAL FIXED INTEREST CONTRACT — 0.04% (Cost $273,439)		$ 273,439
TOTAL INVESTMENTS — 100.05% (Cost $698,581,525)		$677,348,394
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (309,653)
TOTAL NET ASSETS — 100.00%		$677,038,741
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND III
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
692	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 6,962
68,294	Great-West Bond Index Fund Institutional Class(a)	674,747
34,100	Great-West Federated Bond Fund Institutional Class(a)	328,728
29,848	Great-West Loomis Sayles Bond Fund Institutional Class(a)	276,094
26,137	Great-West Putnam High Yield Bond Institutional Class(a)	239,151
350	Great-West Short Duration Bond Fund Institutional Class(a)	3,485
17,759	Great-West Templeton Global Bond Fund Institutional Class(a)	159,302
28,452	Oppenheimer International Bond Fund Class I	159,614
654	PIMCO Real Return Fund Institutional Class	6,949

BOND MUTUAL FUNDS — 5.41% (Cost $1,944,288)		$1,855,032
EQUITY MUTUAL FUNDS
24,604	AllianzGI NFJ Small-Cap Value Fund Class R6	624,448
23,501	American Century Real Estate Fund Class R6	664,382
50,691	DFA International Real Estate Securities Portfolio Institutional Class	254,467
133,656	Great-West American Century Growth Fund Institutional Class(a)	1,234,981
29,979	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	257,822
116,856	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,037,685
472,609	Great-West International Index Fund Institutional Class(a)	4,088,071
69,977	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	622,095
104,588	Great-West MFS International Growth Fund Institutional Class(a)	922,465
246,703	Great-West MFS International Value Fund Institutional Class(a)	2,291,867
131,952	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,231,115
Shares		Fair Value
Equity Mutual Funds — (continued)
172,797	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,520,610
68,942	Great-West Real Estate Index Fund Institutional Class(a)	665,979
603,962	Great-West S&P 500® Index Fund Institutional Class(a)	5,526,249
261,308	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,349,156
209,725	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,900,111
177,431	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,524,133
111,912	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,055,333
20,505	Invesco Global Real Estate Fund Class R6	251,392
30,464	Invesco International Growth Fund Class R6	923,978
12,508	Invesco Small Cap Discovery Fund Class R6	129,708
23,261	Janus Triton Fund Class N	526,169
159,249	Northern Emerging Markets Equity Index Fund	1,438,014
49,705	Oppenheimer Developing Markets Fund Class A	1,436,967

TOTAL EQUITY MUTUAL FUNDS — 94.62% (Cost $35,847,556)		$32,477,197
Account Balance
FIXED INTEREST CONTRACT
6,974 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,974

TOTAL FIXED INTEREST CONTRACT — 0.02% (Cost $6,974)		$ 6,974
TOTAL INVESTMENTS — 100.05% (Cost $37,798,818)		$34,339,203
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (15,674)
TOTAL NET ASSETS — 100.00%		$34,323,529
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND I
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
215,190	Great-West Bond Index Fund Institutional Class(a)	$2,126,079
108,158	Great-West Federated Bond Fund Institutional Class(a)	1,042,648
95,702	Great-West Loomis Sayles Bond Fund Institutional Class(a)	885,248
84,089	Great-West Putnam High Yield Bond Institutional Class(a)	769,414
63,422	Great-West Templeton Global Bond Fund Institutional Class(a)	568,892
101,295	Oppenheimer International Bond Fund Class I	568,262

BOND MUTUAL FUNDS — 15.26% (Cost $6,263,281)		$5,960,543
EQUITY MUTUAL FUNDS
26,594	AllianzGI NFJ Small-Cap Value Fund Class R6	674,965
24,989	American Century Real Estate Fund Class R6	706,437
58,237	DFA International Real Estate Securities Portfolio Institutional Class	292,349
127,400	Great-West American Century Growth Fund Institutional Class(a)	1,177,174
28,359	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	243,889
111,005	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	985,726
497,000	Great-West International Index Fund Institutional Class(a)	4,299,046
75,858	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	674,381
109,883	Great-West MFS International Growth Fund Institutional Class(a)	969,169
255,657	Great-West MFS International Value Fund Institutional Class(a)	2,375,050
Shares		Fair Value
Equity Mutual Funds — (continued)
125,749	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 1,173,237
164,368	Great-West Putnam Equity Income Fund Institutional Class(a)	1,446,435
73,211	Great-West Real Estate Index Fund Institutional Class(a)	707,219
573,011	Great-West S&P 500® Index Fund Institutional Class(a)	5,243,052
248,533	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,234,306
227,027	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,056,863
168,231	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,445,104
106,353	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,002,911
23,636	Invesco Global Real Estate Fund Class R6	289,779
31,883	Invesco International Growth Fund Class R6	967,010
13,515	Invesco Small Cap Discovery Fund Class R6	140,155
25,338	Janus Triton Fund Class N	573,146
190,818	Northern Emerging Markets Equity Index Fund	1,723,089
59,346	Oppenheimer Developing Markets Fund Class A	1,715,692

TOTAL EQUITY MUTUAL FUNDS — 84.79% (Cost $35,510,707)		$33,116,184
TOTAL INVESTMENTS — 100.05% (Cost $41,773,988)		$39,076,727
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (17,759)
TOTAL NET ASSETS — 100.00%		$39,058,968
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND II
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
612,845	Great-West Bond Index Fund Institutional Class(a)	$ 6,054,906
309,105	Great-West Federated Bond Fund Institutional Class(a)	2,979,774
273,100	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,526,178
238,179	Great-West Putnam High Yield Bond Institutional Class(a)	2,179,338
179,343	Great-West Templeton Global Bond Fund Institutional Class(a)	1,608,710
287,622	Oppenheimer International Bond Fund Class I	1,613,557

BOND MUTUAL FUNDS — 8.15% (Cost $17,857,637)		$16,962,463
EQUITY MUTUAL FUNDS
154,369	AllianzGI NFJ Small-Cap Value Fund Class R6	3,917,879
134,015	American Century Real Estate Fund Class R6	3,788,606
310,099	DFA International Real Estate Securities Portfolio Institutional Class	1,556,696
740,260	Great-West American Century Growth Fund Institutional Class(a)	6,840,002
165,972	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,427,358
644,812	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	5,725,933
2,883,234	Great-West International Index Fund Institutional Class(a)	24,939,977
439,973	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,911,356
637,472	Great-West MFS International Growth Fund Institutional Class(a)	5,622,499
1,483,594	Great-West MFS International Value Fund Institutional Class(a)	13,782,585
Shares		Fair Value
Equity Mutual Funds — (continued)
730,747	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 6,817,872
952,918	Great-West Putnam Equity Income Fund Institutional Class(a)	8,385,680
392,496	Great-West Real Estate Index Fund Institutional Class(a)	3,791,515
3,335,021	Great-West S&P 500® Index Fund Institutional Class(a)	30,515,438
1,444,035	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,981,871
1,316,997	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,931,990
976,606	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	8,389,045
617,542	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,823,424
126,449	Invesco Global Real Estate Fund Class R6	1,550,265
185,448	Invesco International Growth Fund Class R6	5,624,648
79,962	Invesco Small Cap Discovery Fund Class R6	829,211
147,122	Janus Triton Fund Class N	3,327,891
1,103,625	Northern Emerging Markets Equity Index Fund	9,965,737
344,311	Oppenheimer Developing Markets Fund Class A	9,954,034

TOTAL EQUITY MUTUAL FUNDS — 91.90% (Cost $202,133,235)		$191,401,512
TOTAL INVESTMENTS — 100.05% (Cost $219,990,872)		$208,363,975
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (93,968)
TOTAL NET ASSETS — 100.00%		$208,270,007
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND III
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,861	Great-West Bond Index Fund Institutional Class(a)	$ 156,703
7,989	Great-West Federated Bond Fund Institutional Class(a)	77,018
6,958	Great-West Loomis Sayles Bond Fund Institutional Class(a)	64,360
6,042	Great-West Putnam High Yield Bond Institutional Class(a)	55,283
4,595	Great-West Templeton Global Bond Fund Institutional Class(a)	41,220
7,392	Oppenheimer International Bond Fund Class I	41,466

BOND MUTUAL FUNDS — 5.10% (Cost $458,361)		$ 436,050
EQUITY MUTUAL FUNDS
6,551	AllianzGI NFJ Small-Cap Value Fund Class R6	166,264
5,526	American Century Real Estate Fund Class R6	156,232
12,943	DFA International Real Estate Securities Portfolio Institutional Class	64,973
31,398	Great-West American Century Growth Fund Institutional Class(a)	290,115
6,997	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	60,173
27,384	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	243,168
122,468	Great-West International Index Fund Institutional Class(a)	1,059,347
18,662	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	165,907
27,081	Great-West MFS International Growth Fund Institutional Class(a)	238,851
63,718	Great-West MFS International Value Fund Institutional Class(a)	591,938
Shares		Fair Value
Equity Mutual Funds — (continued)
31,034	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 289,550
40,472	Great-West Putnam Equity Income Fund Institutional Class(a)	356,157
16,220	Great-West Real Estate Index Fund Institutional Class(a)	156,689
141,135	Great-West S&P 500® Index Fund Institutional Class(a)	1,291,386
61,257	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	550,700
56,077	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	508,056
41,493	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	356,428
26,233	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	247,379
5,226	Invesco Global Real Estate Fund Class R6	64,065
7,876	Invesco International Growth Fund Class R6	238,884
3,388	Invesco Small Cap Discovery Fund Class R6	35,129
6,268	Janus Triton Fund Class N	141,771
46,967	Northern Emerging Markets Equity Index Fund	424,116
14,649	Oppenheimer Developing Markets Fund Class A	423,516

TOTAL EQUITY MUTUAL FUNDS — 94.95% (Cost $8,990,709)		$8,120,794
TOTAL INVESTMENTS — 100.05% (Cost $9,449,070)		$8,556,844
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (3,868)
TOTAL NET ASSETS — 100.00%		$8,552,976
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2015:
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2015	$14,161,652	$ 63,756,443	$2,279,051
Total interest received	148,012	728,030	29,880
Purchases	3,415,117	19,684,661	1,594,548
Sales	(4,010,910)	(10,213,111)	(541,561)
Ending Balance, September 30, 2015	$13,713,871	$ 73,956,023	$3,361,918

September 30, 2015

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2015	$11,687,573	$48,712,401	$1,293,410
Total interest received	126,515	563,186	17,915
Purchases	3,344,026	18,483,686	1,324,610
Sales	(2,436,916)	(6,788,280)	(259,192)
Ending Balance, September 30, 2015	$12,721,198	$60,970,993	$2,376,743

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2015	$2,842,492	$ 8,510,009	$156,912
Total interest received	31,404	101,292	2,229
Purchases	1,273,166	5,184,501	201,212
Sales	(668,026)	(1,289,191)	(30,923)
Ending Balance, September 30, 2015	$3,479,036	$12,506,611	$329,430

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
Beginning Balance, January 1, 2015	$ -	$ -	$ -
Total interest received	34	102	3
Purchases	96,439	277,257	7,038
Sales	(2,674)	(3,920)	(67)
Ending Balance, September 30, 2015	$93,799	$273,439	$6,974

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:

September 30, 2015

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund I	$ 160,729,591	$ 1,208,167	$ (9,923,468)	$ (8,715,301)
Great-West Lifetime 2015 Fund II	986,619,560	19,238,011	(55,153,254)	(35,915,243)
Great-West Lifetime 2015 Fund III	54,514,415	46,450	(4,004,856)	(3,958,406)
Great-West Lifetime 2025 Fund I	267,550,827	4,145,444	(16,730,406)	(12,584,962)
Great-West Lifetime 2025 Fund II	1,626,417,172	47,618,680	(96,812,227)	(49,193,547)
Great-West Lifetime 2025 Fund III	94,909,501	168,645	(7,642,952)	(7,474,307)
Great-West Lifetime 2035 Fund I	221,599,570	5,954,254	(14,952,830)	(8,998,576)
Great-West Lifetime 2035 Fund II	1,323,908,305	56,999,729	(88,567,366)	(31,567,637)
Great-West Lifetime 2035 Fund III	74,253,009	236,060	(6,991,499)	(6,755,439)
Great-West Lifetime 2045 Fund I	122,511,597	4,134,512	(8,941,397)	(4,806,885)
Great-West Lifetime 2045 Fund II	701,370,675	29,033,957	(53,056,238)	(24,022,281)
Great-West Lifetime 2045 Fund III	38,104,600	90,901	(3,856,298)	(3,765,397)
Great-West Lifetime 2055 Fund I	42,018,974	680,238	(3,622,485)	(2,942,247)
Great-West Lifetime 2055 Fund II	220,824,748	6,085,448	(18,546,221)	(12,460,773)
Great-West Lifetime 2055 Fund III	9,522,484	16,545	(982,185)	(965,640)

Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 2,579,736	$ 203,793	$ 463,588	$ 25,167	$ —	$ —
Great-West American Century Growth Fund Institutional Class	203,363	—	205,950	566,553	(22,239)	17,886	1,879,074
Great-West Ariel Mid Cap Value Fund Initial Class	—	631,173	51,069	112,346	5,813	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	45,350	—	44,709	178,288	(901)	1,283	390,011
Great-West Bond Index Fund Initial Class	—	27,590,677	2,142,688	3,324,903	(65,162)	106,038	—
Great-West Bond Index Fund Institutional Class	2,191,221	—	3,301,652	8,244,919	(275,387)	317,839	21,649,266

September 30, 2015

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Federated Bond Fund Initial Class	—	$16,587,624	$1,204,496	$1,948,159	$ (55,721)	$ 81,370	$ —
Great-West Federated Bond Fund Institutional Class	1,099,538	—	438,675	5,594,156	(177,244)	261,779	10,599,553
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	2,516,913	206,224	449,001	(25,032)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	176,664	—	190,898	822,306	(85,165)	39,012	1,568,776
Great-West International Index Fund Initial Class	—	4,895,172	489,980	911,934	192,069	—	—
Great-West International Index Fund Institutional Class	522,618	—	1,118,831	633,244	93,345	1,502	4,520,645
Great-West Life & Annuity Contract	13,713,871	14,161,652	3,415,117	4,010,910	—	148,012	13,713,871
Great-West Loomis Sayles Bond Fund Initial Class	—	11,153,179	752,125	1,347,820	(66,558)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,007,016	—	2,077,648	2,867,263	(250,841)	194,216	9,314,900
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	802,522	61,533	145,622	7,453	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	66,267	—	63,626	147,069	(10,203)	3,389	589,111
Great-West MFS International Growth Fund Initial Class	—	1,112,989	100,290	235,111	19,805	—	—
Great-West MFS International Growth Fund Institutional Class	116,329	—	232,563	147,543	9,630	—	1,026,025
Great-West MFS International Value Fund Initial Class	—	1,351,248	116,553	211,292	76,414	—	—
Great-West MFS International Value Fund Institutional Class	270,977	—	1,802,754	318,429	104,050	—	2,517,375
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,482,289	247,932	444,261	21,480	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	200,585	—	200,680	548,216	29,265	5,227	1,871,455
Great-West Putnam Equity Income Fund Initial Class	—	3,067,194	271,230	368,217	109,523	—	—
Great-West Putnam Equity Income Fund Institutional Class	263,014	—	246,632	462,334	78,399	30,870	2,314,524
Great-West Putnam High Yield Bond Initial Class	—	14,008,317	735,875	1,640,244	13,140	—	—
Great-West Putnam High Yield Bond Institutional Class	984,045	—	583,732	4,310,385	(5,546)	268,640	9,004,009
Great-West Real Estate Index Fund Initial Class	—	4,732,896	680,268	765,426	149,961	—	—
Great-West Real Estate Index Fund Institutional Class	356,194	—	521,777	1,229,335	179,403	48,116	3,440,832
Great-West S&P 500® Index Fund Initial Class	—	10,989,356	1,115,800	1,200,700	541,347	—	—
Great-West S&P 500® Index Fund Institutional Class	917,819	—	665,760	1,456,578	607,785	82,947	8,398,047
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	4,730,673	408,100	557,749	247,453	—	—

September 30, 2015

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West S&P Mid Cap 400® Index Fund Institutional Class	396,512	$ —	$ 357,169	$ 706,469	$ 198,290	$ 24,074	$ 3,564,642
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,431,009	236,937	334,016	93,360	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	196,514	—	213,873	469,142	60,910	13,104	1,780,415
Great-West Short Duration Bond Fund Initial Class	—	6,075,029	432,032	655,710	(9,347)	14,899	—
Great-West Short Duration Bond Fund Institutional Class	590,067	—	1,092,089	1,110,312	(25,359)	31,349	5,871,167
Great-West T. Rowe Price Equity Income Fund Initial Class	—	3,059,418	309,037	379,581	76,989	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	269,934	—	236,362	420,268	51,224	29,320	2,318,735
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,170,813	88,268	182,342	50,188	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	169,892	—	873,461	241,815	42,802	281	1,602,081
Great-West Templeton Global Bond Fund Initial Class	—	5,624,530	334,246	656,517	(32,372)	—	—
Great-West Templeton Global Bond Fund Institutional Class	720,839	—	2,368,584	824,358	(65,315)	186,385	6,465,923
					$1,912,873	$1,907,538	$114,400,437

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 17,468,691	$ 1,050,336	$ 1,048,728	$ 75,149	$ —	$ —
Great-West American Century Growth Fund Institutional Class	1,748,386	—	2,184,623	2,477,379	131,331	147,445	16,155,085
Great-West Ariel Mid Cap Value Fund Initial Class	—	4,339,955	300,162	364,044	18,949	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	389,387	—	539,499	1,087,774	(24,634)	10,126	3,348,726
Great-West Bond Index Fund Initial Class	—	124,321,917	7,921,841	4,262,007	10,810	505,150	—
Great-West Bond Index Fund Institutional Class	11,843,629	—	23,775,140	35,076,726	(1,212,473)	1,652,508	117,015,056
Great-West Federated Bond Fund Initial Class	—	74,550,432	4,492,575	2,422,875	(62,557)	385,821	—
Great-West Federated Bond Fund Institutional Class	5,938,021	—	6,148,909	24,875,464	(1,057,399)	1,365,167	57,242,527
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	17,278,289	1,078,466	895,842	(39,970)	—	—

September 30, 2015

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,523,822	$ —	$ 2,050,664	$ 4,957,712	$ (577,615)	$ 322,640	$ 13,531,539
Great-West International Index Fund Initial Class	—	34,560,042	1,654,299	3,002,742	772,602	—	—
Great-West International Index Fund Institutional Class	4,469,650	—	11,405,752	2,461,416	898,379	12,597	38,662,473
Great-West Life & Annuity Contract	73,956,023	63,756,443	19,684,661	10,213,111	—	728,030	73,956,023
Great-West Loomis Sayles Bond Fund Initial Class	—	49,749,636	2,713,338	1,299,788	(46,826)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	5,421,311	—	13,799,957	11,917,568	(1,069,809)	986,022	50,147,131
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	5,542,272	378,130	388,415	78,573	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	561,204	—	789,925	732,815	81,269	27,465	4,989,101
Great-West MFS International Growth Fund Initial Class	—	7,791,326	359,678	783,909	131,658	—	—
Great-West MFS International Growth Fund Institutional Class	988,523	—	2,436,580	623,735	134,592	—	8,718,774
Great-West MFS International Value Fund Initial Class	—	9,460,704	414,276	735,702	262,647	—	—
Great-West MFS International Value Fund Institutional Class	2,316,022	—	15,271,942	1,541,009	568,404	—	21,515,842
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	17,464,190	1,081,575	1,110,607	212,161	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,723,129	—	2,165,345	2,573,708	369,187	42,353	16,076,790
Great-West Putnam Equity Income Fund Initial Class	—	21,267,477	1,452,697	833,911	292,828	—	—
Great-West Putnam Equity Income Fund Institutional Class	2,267,900	—	2,686,565	1,611,402	484,359	251,519	19,957,523
Great-West Putnam High Yield Bond Initial Class	—	63,100,853	2,939,536	2,565,002	156,010	—	—
Great-West Putnam High Yield Bond Institutional Class	5,299,526	—	5,982,281	18,393,712	219,468	1,364,324	48,490,662
Great-West Real Estate Index Fund Initial Class	—	27,146,830	4,198,189	2,537,276	833,931	—	—
Great-West Real Estate Index Fund Institutional Class	2,218,156	—	3,868,324	8,203,952	1,023,232	313,706	21,427,384
Great-West S&P 500® Index Fund Initial Class	—	77,240,184	5,276,945	2,638,047	1,432,021	—	—
Great-West S&P 500® Index Fund Institutional Class	7,916,187	—	8,004,814	6,094,740	2,715,299	661,422	72,433,113
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	33,249,974	2,109,833	1,744,872	738,106	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,416,989	—	4,057,754	2,765,889	1,275,175	192,719	30,718,729
Great-West S&P Small Cap 600® Index Fund Initial Class	—	16,996,901	1,182,898	846,216	344,926	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,693,696	—	2,439,739	2,090,296	675,936	105,387	15,344,887

September 30, 2015

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Short Duration Bond Fund Initial Class	—	$ 27,292,003	$ 1,605,559	$ 649,263	$ (1,405)	$ 70,573	$ —
Great-West Short Duration Bond Fund Institutional Class	3,190,457	—	7,261,688	3,784,389	(20,543)	163,751	31,745,048
Great-West T. Rowe Price Equity Income Fund Initial Class	—	21,293,568	1,674,224	800,202	201,195	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,328,656	—	2,601,932	1,284,715	263,961	233,458	20,003,151
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	8,192,164	417,607	552,322	160,324	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,462,116	—	7,529,223	1,092,289	303,314	2,369	13,787,750
Great-West Templeton Global Bond Fund Initial Class	—	25,222,545	1,693,663	1,275,057	(47,737)	—	—
Great-West Templeton Global Bond Fund Institutional Class	3,865,359	—	13,844,980	2,518,049	(178,808)	960,495	34,672,275
					$10,526,020	$10,505,047	$729,939,589

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 966,792	$ 227,520	$ 135,058	$(11,449)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	116,344	—	227,141	177,071	(17,065)	9,527	1,075,016
Great-West Ariel Mid Cap Value Fund Initial Class	—	231,393	50,013	21,950	(261)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	26,010	—	56,517	71,123	(5,638)	620	223,688
Great-West Bond Index Fund Initial Class	—	4,450,946	1,270,655	368,959	12,212	19,210	—
Great-West Bond Index Fund Institutional Class	540,337	—	1,499,351	1,449,918	5,831	71,792	5,338,525
Great-West Federated Bond Fund Initial Class	—	2,674,288	746,390	207,799	5,598	14,752	—
Great-West Federated Bond Fund Institutional Class	270,661	—	514,158	1,039,171	(9,092)	59,440	2,609,170
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	944,553	242,061	107,575	673	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	101,291	—	217,218	318,526	(35,950)	20,888	899,464
Great-West International Index Fund Initial Class	—	1,790,995	467,582	258,679	(3,239)	—	—
Great-West International Index Fund Institutional Class	296,185	—	965,906	262,012	(2,410)	825	2,561,997

September 30, 2015

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Life & Annuity Contract	3,361,918	$2,279,051	$1,594,548	$ 541,561	$ —	$ 29,880	$ 3,361,918
Great-West Loomis Sayles Bond Fund Initial Class	—	1,806,754	473,061	152,009	(7,175)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	245,254	—	803,609	555,752	(58,788)	41,586	2,268,597
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	303,446	64,004	35,669	(3,111)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	37,165	—	78,039	58,550	(6,940)	1,691	330,400
Great-West MFS International Growth Fund Initial Class	—	412,175	99,042	66,265	(2,577)	—	—
Great-West MFS International Growth Fund Institutional Class	65,653	—	211,935	62,160	(1,664)	—	579,061
Great-West MFS International Value Fund Initial Class	—	495,303	130,560	67,373	5,052	—	—
Great-West MFS International Value Fund Institutional Class	153,387	—	1,064,497	140,626	8,639	—	1,424,966
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	907,537	248,141	86,236	11,973	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	114,864	—	219,969	145,193	24,158	2,680	1,071,682
Great-West Putnam Equity Income Fund Initial Class	—	1,142,084	274,011	86,324	1,192	—	—
Great-West Putnam Equity Income Fund Institutional Class	150,157	—	279,883	136,477	104	16,071	1,321,378
Great-West Putnam High Yield Bond Initial Class	—	2,258,410	547,025	164,715	(2,826)	—	—
Great-West Putnam High Yield Bond Institutional Class	239,571	—	493,230	865,056	(25,869)	57,566	2,192,077
Great-West Real Estate Index Fund Initial Class	—	1,243,061	505,035	178,051	45,622	—	—
Great-West Real Estate Index Fund Institutional Class	117,974	—	312,799	595,180	20,281	17,098	1,139,628
Great-West S&P 500® Index Fund Initial Class	—	4,023,279	1,090,835	266,713	34,463	—	—
Great-West S&P 500® Index Fund Institutional Class	524,580	—	895,634	495,925	56,536	41,023	4,799,910
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,742,744	428,172	130,278	9,908	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	227,433	—	435,845	247,257	13,348	12,018	2,044,618
Great-West S&P Small Cap 600® Index Fund Initial Class	—	898,950	220,735	71,769	1,380	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	112,615	—	241,479	176,299	(1,246)	6,587	1,020,293
Great-West Short Duration Bond Fund Initial Class	—	976,161	266,839	67,487	(518)	2,697	—
Great-West Short Duration Bond Fund Institutional Class	145,146	—	437,226	169,488	(1,133)	7,154	1,444,206
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,138,122	287,641	79,518	(1,858)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	154,039	—	286,632	122,975	(6,463)	14,489	1,323,198

September 30, 2015

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	$ 439,196	$ 90,110	$ 44,202	$ 1,121	$ —	$ —
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	97,000	—	553,106	94,070	4,735	155	914,708
Great-West Templeton Global Bond Fund Initial Class	—	908,960	244,816	90,470	(4,972)	—	—
Great-West Templeton Global Bond Fund Institutional Class	174,587	—	714,502	115,848	(9,896)	41,349	1,566,049
					$ 42,686	$489,098	$39,510,549

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 5,341,107	$ 216,986	$ 486,808	$ 19,481	$ —	$ —
Great-West American Century Growth Fund Institutional Class	470,636	—	439,393	890,310	50,030	41,247	4,348,675
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,313,966	89,126	163,203	8,738	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	104,797	—	84,591	319,794	(5,411)	2,859	901,253
Great-West Bond Index Fund Initial Class	—	42,123,419	2,575,116	3,552,840	(70,416)	165,526	—
Great-West Bond Index Fund Institutional Class	3,832,650	—	5,912,738	9,367,952	(340,043)	512,033	37,866,580
Great-West Federated Bond Fund Initial Class	—	25,276,018	1,403,574	2,014,368	(56,950)	126,860	—
Great-West Federated Bond Fund Institutional Class	1,927,410	—	1,122,646	6,954,776	(223,248)	423,027	18,580,236
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,293,524	178,317	384,288	(13,731)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	410,384	—	358,738	1,558,355	(185,918)	90,311	3,644,207
Great-West International Index Fund Initial Class	—	12,372,977	465,989	1,129,341	395,664	—	—
Great-West International Index Fund Institutional Class	1,345,378	—	1,927,615	866,424	232,483	4,103	11,637,523
Great-West Life & Annuity Contract	12,721,198	11,687,573	3,344,026	2,436,916	—	126,515	12,721,198
Great-West Loomis Sayles Bond Fund Initial Class	—	16,830,043	719,729	1,016,349	(39,131)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,739,859	—	3,618,548	3,103,356	(264,545)	309,082	16,093,698
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,035,150	93,627	197,755	29,389	—	—

September 30, 2015

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	179,738	$ —	$ 170,851	$ 316,787	$ 18,379	$ 9,381	$ 1,597,872
Great-West MFS International Growth Fund Initial Class	—	2,788,667	89,126	297,982	55,591	—	—
Great-West MFS International Growth Fund Institutional Class	298,609	—	415,575	231,123	31,853	—	2,633,732
Great-West MFS International Value Fund Initial Class	—	3,396,101	110,870	313,989	110,406	—	—
Great-West MFS International Value Fund Institutional Class	695,786	—	4,252,392	521,022	199,866	—	6,463,849
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	5,322,124	274,169	500,842	59,722	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	463,523	—	380,371	958,326	62,354	12,008	4,324,668
Great-West Putnam Equity Income Fund Initial Class	—	6,493,259	366,776	390,672	165,038	—	—
Great-West Putnam Equity Income Fund Institutional Class	608,531	—	485,708	643,042	192,106	70,921	5,355,070
Great-West Putnam High Yield Bond Initial Class	—	21,219,810	561,404	1,488,383	20,179	—	—
Great-West Putnam High Yield Bond Institutional Class	1,621,532	—	1,398,539	6,208,271	(3,308)	423,800	14,837,016
Great-West Real Estate Index Fund Initial Class	—	6,755,449	808,222	687,350	214,843	—	—
Great-West Real Estate Index Fund Institutional Class	565,546	—	682,782	1,455,837	150,670	73,845	5,463,180
Great-West S&P 500® Index Fund Initial Class	—	23,557,675	1,387,583	1,288,578	655,051	—	—
Great-West S&P 500® Index Fund Institutional Class	2,125,035	—	1,148,614	2,299,467	1,019,011	189,219	19,444,071
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	10,156,537	404,179	666,251	344,109	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	917,127	—	735,827	1,059,702	423,359	54,959	8,244,971
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,201,943	308,805	457,178	172,292	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	541,854	—	556,376	847,615	265,748	35,766	4,909,194
Great-West Short Duration Bond Fund Initial Class	—	5,013,911	264,021	339,717	(5,139)	12,589	—
Great-West Short Duration Bond Fund Institutional Class	546,850	—	1,229,947	751,263	(17,617)	27,500	5,441,156
Great-West T. Rowe Price Equity Income Fund Initial Class	—	6,497,787	479,552	435,017	97,288	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	624,375	—	449,706	625,057	71,916	66,639	5,363,383
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,479,053	144,253	281,018	71,718	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	390,667	—	1,867,350	310,727	97,884	653	3,683,995
Great-West Templeton Global Bond Fund Initial Class	—	9,169,528	676,069	916,352	(27,557)	—	—

September 30, 2015

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Templeton Global Bond Fund Institutional Class	1,140,412	$ —	$3,101,078	$1,083,048	$ (77,699)	$ 321,744	$ 10,229,498
					$3,904,455	$3,100,587	$203,785,025

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 39,248,603	$ 1,853,926	$ 1,243,345	$ 218,902	$ —	$ —
Great-West American Century Growth Fund Institutional Class	3,906,904	—	4,040,886	5,415,635	302,452	334,632	36,099,791
Great-West Ariel Mid Cap Value Fund Initial Class	—	9,816,212	567,162	544,614	27,518	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	878,648	—	1,006,712	2,444,800	(70,464)	23,174	7,556,370
Great-West Bond Index Fund Initial Class	—	175,080,559	13,240,861	5,588,249	(8,774)	718,112	—
Great-West Bond Index Fund Institutional Class	18,544,544	—	32,492,983	31,893,326	(1,020,109)	2,360,739	183,220,093
Great-West Federated Bond Fund Initial Class	—	105,185,181	7,549,199	3,055,261	(87,346)	549,628	—
Great-West Federated Bond Fund Institutional Class	9,286,189	—	8,127,336	26,803,643	(979,715)	1,950,521	89,518,865
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	38,956,667	2,094,176	1,043,636	(45,833)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,421,177	—	3,886,467	11,138,671	(1,337,814)	734,485	30,380,055
Great-West International Index Fund Initial Class	—	91,877,769	3,199,239	4,941,476	1,573,841	—	—
Great-West International Index Fund Institutional Class	11,209,874	—	19,741,917	4,977,231	1,479,353	33,614	96,965,406
Great-West Life & Annuity Contract	60,970,993	48,712,401	18,483,686	6,788,280	—	563,186	60,970,993
Great-West Loomis Sayles Bond Fund Initial Class	—	70,169,119	4,613,778	1,298,146	(48,712)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	8,295,863	—	18,554,456	10,388,791	(828,538)	1,404,399	76,736,734
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	14,840,622	825,261	658,767	108,068	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,509,408	—	1,709,667	1,769,389	215,914	74,940	13,418,637
Great-West MFS International Growth Fund Initial Class	—	20,777,103	594,403	1,250,819	284,303	—	—
Great-West MFS International Growth Fund Institutional Class	2,483,982	—	4,149,798	1,301,068	243,958	—	21,908,717

September 30, 2015

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West MFS International Value Fund Initial Class	—	$ 25,290,396	$ 761,371	$ 1,326,685	$ 455,674	$ —	$ —
Great-West MFS International Value Fund Institutional Class	5,805,178	—	35,286,174	3,048,386	1,132,283	—	53,930,099
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	39,285,926	2,120,790	1,480,463	428,835	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,850,482	—	3,577,189	5,336,731	967,268	96,532	35,924,994
Great-West Putnam Equity Income Fund Initial Class	—	48,033,598	2,972,169	1,050,499	404,216	—	—
Great-West Putnam Equity Income Fund Institutional Class	5,064,728	—	5,092,439	3,433,355	1,562,886	575,158	44,569,608
Great-West Putnam High Yield Bond Initial Class	—	88,241,598	4,002,273	2,095,221	137,543	—	—
Great-West Putnam High Yield Bond Institutional Class	7,676,504	—	9,279,273	25,511,117	339,942	1,933,386	70,240,013
Great-West Real Estate Index Fund Initial Class	—	39,897,203	6,495,084	3,586,651	1,198,619	—	—
Great-West Real Estate Index Fund Institutional Class	3,503,150	—	5,783,768	10,343,887	1,441,243	469,321	33,840,432
Great-West S&P 500® Index Fund Initial Class	—	174,316,596	10,896,001	3,194,067	1,787,232	—	—
Great-West S&P 500® Index Fund Institutional Class	17,680,615	—	12,881,497	12,077,804	7,357,342	1,514,050	161,777,632
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	75,021,784	3,558,332	1,975,267	1,393,208	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,629,195	—	7,477,920	5,960,708	3,150,605	441,801	68,586,460
Great-West S&P Small Cap 600® Index Fund Initial Class	—	45,624,506	2,632,854	1,477,306	526,969	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,514,952	—	5,274,403	5,198,973	1,833,500	288,320	40,905,465
Great-West Short Duration Bond Fund Initial Class	—	20,813,428	1,468,833	418,829	(852)	54,390	—
Great-West Short Duration Bond Fund Institutional Class	2,628,767	—	6,798,939	2,535,863	(31,486)	126,887	26,156,235
Great-West T. Rowe Price Equity Income Fund Initial Class	—	48,092,281	3,630,499	973,307	283,435	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,201,925	—	5,203,958	3,167,783	932,028	534,855	44,684,539
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	18,355,969	771,040	905,769	271,584	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,257,408	—	15,773,128	1,816,948	639,778	5,373	30,717,361
Great-West Templeton Global Bond Fund Initial Class	—	38,233,294	2,896,246	1,620,212	(165,355)	—	—
Great-West Templeton Global Bond Fund Institutional Class	5,428,478	—	15,832,179	3,217,380	(227,223)	1,472,486	48,693,447
					$25,846,278	$16,259,989	$1,276,801,946

September 30, 2015

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$2,019,812	$ 516,744	$ 171,230	$ (13,408)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	275,059	—	685,098	389,415	(29,955)	22,371	2,541,543
Great-West Ariel Mid Cap Value Fund Initial Class	—	490,021	124,199	33,603	(372)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	61,336	—	180,289	180,959	(13,238)	1,385	527,490
Great-West Bond Index Fund Initial Class	—	4,680,003	1,388,582	200,655	8,265	20,859	—
Great-West Bond Index Fund Institutional Class	723,397	—	2,095,344	747,803	12,589	82,067	7,147,167
Great-West Federated Bond Fund Initial Class	—	2,804,699	827,530	117,128	3,845	15,931	—
Great-West Federated Bond Fund Institutional Class	362,253	—	812,211	726,408	8,148	68,214	3,492,124
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,982,883	535,203	122,888	1,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	239,776	—	682,741	725,531	(51,248)	49,024	2,129,212
Great-West International Index Fund Initial Class	—	4,514,046	1,167,971	353,797	(8,584)	—	—
Great-West International Index Fund Institutional Class	781,690	—	2,388,751	505,452	9,007	2,324	6,761,617
Great-West Life & Annuity Contract	2,376,743	1,293,410	1,324,610	259,192	—	17,915	2,376,743
Great-West Loomis Sayles Bond Fund Initial Class	—	1,884,539	542,789	83,502	(3,336)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	322,204	—	1,107,377	295,211	(20,816)	45,280	2,980,386
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	757,341	184,255	60,294	(5,929)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	105,494	—	272,932	149,616	(16,594)	4,451	937,845
Great-West MFS International Growth Fund Initial Class	—	1,023,353	246,167	86,777	(6,030)	—	—
Great-West MFS International Growth Fund Institutional Class	173,314	—	523,056	119,391	(862)	—	1,528,630
Great-West MFS International Value Fund Initial Class	—	1,241,395	318,970	95,576	5,356	—	—
Great-West MFS International Value Fund Institutional Class	404,629	—	2,715,464	253,993	25,849	—	3,759,000
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,943,808	539,581	106,589	13,981	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	272,008	—	658,401	329,119	50,242	6,121	2,537,830
Great-West Putnam Equity Income Fund Initial Class	—	2,407,472	667,117	120,750	(1,072)	—	—
Great-West Putnam Equity Income Fund Institutional Class	354,330	—	874,093	356,391	(8,845)	36,995	3,118,106
Great-West Putnam High Yield Bond Initial Class	—	2,346,824	653,841	124,090	(3,408)	—	—

September 30, 2015

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Putnam High Yield Bond Institutional Class	299,442	$ —	$ 869,381	$ 903,918	$ (23,948)	$ 62,164	$ 2,739,898
Great-West Real Estate Index Fund Initial Class	—	1,659,719	647,760	156,495	49,680	—	—
Great-West Real Estate Index Fund Institutional Class	194,204	—	678,536	719,675	65,606	23,829	1,876,016
Great-West S&P 500® Index Fund Initial Class	—	8,654,169	2,513,814	316,610	62,537	—	—
Great-West S&P 500® Index Fund Institutional Class	1,238,406	—	2,756,642	1,194,151	143,951	91,415	11,331,414
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,710,213	1,027,496	209,664	19,169	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	536,134	—	1,339,633	597,390	33,660	26,875	4,819,843
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,275,652	609,371	122,764	(18)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	317,016	—	833,697	464,594	(8,421)	17,594	2,872,164
Great-West Short Duration Bond Fund Initial Class	—	555,024	168,697	24,584	(130)	1,577	—
Great-West Short Duration Bond Fund Institutional Class	102,823	—	410,858	86,879	(576)	4,498	1,023,088
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,402,780	691,446	100,078	(4,838)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	362,941	—	900,269	352,653	(29,553)	32,213	3,117,666
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	924,774	228,956	73,028	2,705	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	229,598	—	1,298,892	135,782	10,884	369	2,165,106
Great-West Templeton Global Bond Fund Initial Class	—	1,018,665	307,343	66,193	(3,927)	—	—
Great-West Templeton Global Bond Fund Institutional Class	211,143	—	887,610	131,569	(9,808)	49,714	1,893,953
					$261,781	$683,185	$71,676,841

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,224,523	$ 218,138	$ 438,996	$ 29,242	$ —	$ —
Great-West American Century Growth Fund Institutional Class	576,788	—	570,419	918,829	36,908	49,658	5,329,517
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,535,160	84,218	153,734	8,020	—	—

September 30, 2015

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Ariel Mid Cap Value Fund Institutional Class	128,288	$ —	$ 117,936	$ 355,382	$ (8,427)	$ 3,423	$ 1,103,279
Great-West Bond Index Fund Initial Class	—	24,398,837	1,920,779	2,192,408	(49,576)	96,270	—
Great-West Bond Index Fund Institutional Class	2,440,395	—	4,227,497	4,283,911	(118,789)	306,375	24,111,100
Great-West Federated Bond Fund Initial Class	—	14,652,248	1,087,203	1,264,505	(37,216)	73,766	—
Great-West Federated Bond Fund Institutional Class	1,225,793	—	1,042,991	3,496,465	(80,802)	252,724	11,816,648
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,188,817	200,305	358,023	(17,490)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	501,082	—	474,961	1,736,694	(209,872)	109,083	4,449,608
Great-West International Index Fund Initial Class	—	16,868,030	512,541	1,431,446	328,477	—	—
Great-West International Index Fund Institutional Class	1,835,071	—	2,217,282	913,087	304,882	5,795	15,873,361
Great-West Life & Annuity Contract	3,479,036	2,842,492	1,273,166	668,026	—	31,404	3,479,036
Great-West Loomis Sayles Bond Fund Initial Class	—	9,766,167	558,289	610,633	(23,817)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,098,441	—	2,479,623	1,421,902	(124,887)	184,137	10,160,581
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,754,156	138,646	228,375	44,157	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	258,647	—	263,812	345,771	36,013	13,104	2,299,374
Great-West MFS International Growth Fund Initial Class	—	3,805,574	90,066	361,714	46,132	—	—
Great-West MFS International Growth Fund Institutional Class	406,977	—	465,864	235,081	58,640	—	3,589,537
Great-West MFS International Value Fund Initial Class	—	4,647,754	115,890	360,102	126,081	—	—
Great-West MFS International Value Fund Institutional Class	940,272	—	5,509,172	601,485	218,160	—	8,735,127
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,211,814	281,439	463,725	67,926	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	569,538	—	491,420	920,941	113,672	14,401	5,313,789
Great-West Putnam Equity Income Fund Initial Class	—	7,605,257	379,679	358,543	146,896	—	—
Great-West Putnam Equity Income Fund Institutional Class	741,648	—	630,356	654,671	189,151	85,497	6,526,505
Great-West Putnam High Yield Bond Initial Class	—	12,264,504	548,134	934,891	3,786	—	—
Great-West Putnam High Yield Bond Institutional Class	989,756	—	1,323,164	3,747,773	(4,759)	252,548	9,056,269
Great-West Real Estate Index Fund Initial Class	—	5,046,662	680,960	528,534	161,140	—	—
Great-West Real Estate Index Fund Institutional Class	444,746	—	615,040	1,035,141	107,519	56,530	4,296,246

September 30, 2015

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West S&P 500® Index Fund Initial Class	—	$27,659,650	$1,422,515	$1,084,862	$ 678,097	$ —	$ —
Great-West S&P 500® Index Fund Institutional Class	2,595,564	—	1,515,991	2,260,779	1,097,776	226,995	23,749,414
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	11,894,491	399,668	640,751	315,688	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,125,399	—	933,480	1,014,742	430,195	66,076	10,117,338
Great-West S&P Small Cap 600® Index Fund Initial Class	—	8,483,426	403,982	508,275	207,665	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	777,293	—	815,965	1,008,869	329,218	50,446	7,042,272
Great-West Short Duration Bond Fund Initial Class	—	1,232,685	87,333	91,286	(2,142)	3,101	—
Great-West Short Duration Bond Fund Institutional Class	150,438	—	475,905	214,062	(3,901)	6,975	1,496,857
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,613,833	487,175	369,925	95,141	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	758,982	—	618,642	613,199	104,228	80,031	6,519,660
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,925,056	73,885	219,302	61,959	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	480,685	—	2,253,226	288,138	81,897	798	4,532,856
Great-West Templeton Global Bond Fund Initial Class	—	5,613,083	477,749	569,499	(31,325)	—	—
Great-West Templeton Global Bond Fund Institutional Class	681,338	—	1,755,277	754,811	(77,489)	202,448	6,111,603
					$4,638,174	$2,171,585	$175,709,977

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 42,753,083	$ 2,415,831	$ 769,009	$ 236,863	$ —	$ —
Great-West American Century Growth Fund Institutional Class	4,393,661	—	4,064,513	4,561,567	872,994	377,388	40,597,430
Great-West Ariel Mid Cap Value Fund Initial Class	—	10,558,511	742,825	489,379	25,606	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	976,894	—	1,091,265	2,546,050	(82,544)	25,720	8,401,290
Great-West Bond Index Fund Initial Class	—	73,007,165	7,344,003	2,415,175	(11,395)	303,568	—
Great-West Bond Index Fund Institutional Class	8,823,771	—	20,468,515	11,163,368	(369,156)	1,016,031	87,178,859

September 30, 2015

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Federated Bond Fund Initial Class	—	$ 43,719,481	$ 4,188,347	$ 1,288,927	$ (36,972)	$ 231,813	$ —
Great-West Federated Bond Fund Institutional Class	4,429,217	—	6,876,649	9,996,078	(280,431)	838,806	42,697,648
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	42,240,915	2,860,634	705,942	(40,233)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,833,437	—	4,164,756	11,738,997	(1,466,609)	824,492	34,040,919
Great-West International Index Fund Initial Class	—	116,136,756	5,309,551	5,576,400	456,670	—	—
Great-West International Index Fund Institutional Class	13,989,941	—	19,509,488	5,617,142	1,648,868	44,082	121,012,987
Great-West Life & Annuity Contract	12,506,611	8,510,009	5,184,501	1,289,191	—	101,292	12,506,611
Great-West Loomis Sayles Bond Fund Initial Class	—	29,148,779	2,563,691	491,367	(19,713)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	3,935,985	—	10,885,869	3,438,483	(263,622)	602,328	36,407,866
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	18,842,161	1,151,864	455,453	198,659	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,981,732	—	2,171,733	1,871,215	401,140	98,563	17,617,598
Great-West MFS International Growth Fund Initial Class	—	26,139,490	936,330	1,273,994	39,189	—	—
Great-West MFS International Growth Fund Institutional Class	3,097,444	—	4,103,246	1,427,145	350,130	—	27,319,457
Great-West MFS International Value Fund Initial Class	—	31,934,238	1,251,941	1,233,563	403,210	—	—
Great-West MFS International Value Fund Institutional Class	7,219,987	—	42,114,404	3,354,297	1,218,751	—	67,073,682
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	42,750,318	2,475,952	1,208,145	(6,967)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,333,039	—	3,604,507	4,777,789	1,360,308	108,669	40,427,250
Great-West Putnam Equity Income Fund Initial Class	—	52,129,187	3,640,939	582,920	223,572	—	—
Great-West Putnam Equity Income Fund Institutional Class	5,671,691	—	5,105,516	3,342,374	1,034,911	644,578	49,910,878
Great-West Putnam High Yield Bond Initial Class	—	36,628,985	2,433,030	791,430	41,733	—	—
Great-West Putnam High Yield Bond Institutional Class	3,527,596	—	6,540,366	10,968,731	55,756	826,261	32,277,506
Great-West Real Estate Index Fund Initial Class	—	28,555,315	5,237,701	2,471,531	809,147	—	—
Great-West Real Estate Index Fund Institutional Class	2,722,762	—	4,377,189	6,357,242	863,648	347,726	26,301,880
Great-West S&P 500® Index Fund Initial Class	—	189,620,776	13,475,958	1,623,729	1,023,901	—	—
Great-West S&P 500® Index Fund Institutional Class	19,872,130	—	12,258,898	11,444,211	5,755,238	1,695,989	181,829,988
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	81,397,929	4,622,077	1,622,203	840,583	—	—

September 30, 2015

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,569,688	$ —	$ 7,533,217	$ 5,920,784	$ 2,321,677	$ 495,018	$ 77,041,492
Great-West S&P Small Cap 600® Index Fund Initial Class	—	57,918,073	3,587,570	871,597	534,368	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,949,042	—	6,487,017	5,757,668	2,102,117	378,993	53,898,317
Great-West Short Duration Bond Fund Initial Class	—	3,611,148	338,053	69,092	(1,022)	9,577	—
Great-West Short Duration Bond Fund Institutional Class	537,355	—	1,954,011	499,329	(11,832)	22,760	5,346,679
Great-West T. Rowe Price Equity Income Fund Initial Class	—	52,147,051	4,458,506	496,170	122,439	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,815,215	—	5,709,769	3,400,658	567,721	598,004	49,952,699
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	19,962,994	930,039	655,640	240,946	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,662,344	—	17,433,358	1,613,076	599,994	6,038	34,535,908
Great-West Templeton Global Bond Fund Initial Class	—	16,765,028	1,573,196	567,287	(32,661)	—	—
Great-West Templeton Global Bond Fund Institutional Class	2,428,855	—	7,063,950	1,445,540	(109,975)	668,099	21,786,834
					$21,617,007	$10,265,795	$1,068,163,778

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$2,023,373	$ 352,702	$109,548	$ (13,570)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	262,992	—	499,581	212,185	(17,603)	21,667	2,430,043
Great-West Ariel Mid Cap Value Fund Initial Class	—	484,556	97,096	21,725	619	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	58,809	—	142,231	142,683	(12,243)	1,390	505,761
Great-West Bond Index Fund Initial Class	—	1,360,047	398,954	70,728	2,156	6,221	—
Great-West Bond Index Fund Institutional Class	231,681	—	812,660	194,875	2,962	24,013	2,289,003
Great-West Federated Bond Fund Initial Class	—	816,503	238,860	42,413	1,033	4,764	—
Great-West Federated Bond Fund Institutional Class	115,922	—	331,211	196,688	445	19,946	1,117,492
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,971,339	385,178	62,264	(6,886)	—	—

September 30, 2015

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	229,303	$ —	$ 515,443	$556,332	$ (40,045)	$ 47,473	$ 2,036,214
Great-West International Index Fund Initial Class	—	5,083,323	1,234,136	387,263	(10,770)	—	—
Great-West International Index Fund Institutional Class	840,137	—	2,294,039	472,501	6,168	2,592	7,267,188
Great-West Life & Annuity Contract	329,430	156,912	201,212	30,923	—	2,229	329,430
Great-West Loomis Sayles Bond Fund Initial Class	—	550,745	146,892	25,283	(1,145)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	101,905	—	394,260	71,054	(6,338)	13,560	942,623
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	887,127	159,649	54,348	(6,813)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	118,401	—	264,474	124,064	(15,548)	5,241	1,052,587
Great-West MFS International Growth Fund Initial Class	—	1,167,683	244,475	92,763	(7,218)	—	—
Great-West MFS International Growth Fund Institutional Class	186,141	—	490,815	108,029	(2,559)	—	1,641,762
Great-West MFS International Value Fund Initial Class	—	1,402,109	331,744	98,186	6,243	—	—
Great-West MFS International Value Fund Institutional Class	436,697	—	2,776,383	183,519	15,906	—	4,056,918
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,877,828	469,280	75,802	10,064	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	259,537	—	493,579	206,665	31,097	6,024	2,421,482
Great-West Putnam Equity Income Fund Initial Class	—	2,367,270	521,827	61,094	1,340	—	—
Great-West Putnam Equity Income Fund Institutional Class	340,045	—	672,109	159,777	(5,338)	36,169	2,992,393
Great-West Putnam High Yield Bond Initial Class	—	683,962	183,151	40,402	(2,122)	—	—
Great-West Putnam High Yield Bond Institutional Class	90,939	—	277,732	240,010	(5,457)	18,740	832,090
Great-West Real Estate Index Fund Initial Class	—	1,144,015	404,228	80,275	25,434	—	—
Great-West Real Estate Index Fund Institutional Class	143,015	—	389,983	336,199	34,828	16,996	1,381,524
Great-West S&P 500® Index Fund Initial Class	—	8,309,312	2,205,981	194,940	51,992	—	—
Great-West S&P 500® Index Fund Institutional Class	1,189,002	—	2,023,752	483,112	84,959	90,718	10,879,365
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,599,318	852,499	111,850	21,915	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	514,038	—	996,332	279,337	30,983	26,709	4,621,203
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,590,999	646,751	134,721	(746)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	356,782	—	765,120	342,795	(8,433)	20,423	3,232,440

September 30, 2015

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Short Duration Bond Fund Initial Class	—	$ 65,901	$ 19,761	$ 3,636	$ (32)	$ 192	$ —
Great-West Short Duration Bond Fund Institutional Class	13,826	—	64,699	9,163	(70)	533	137,573
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,356,590	573,360	56,326	(1,109)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	348,895	—	723,562	168,341	(16,503)	32,162	2,997,006
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	917,613	156,197	37,318	665	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	219,473	—	1,183,311	83,314	4,630	355	2,069,634
Great-West Templeton Global Bond Fund Initial Class	—	316,902	91,463	23,221	(1,514)	—	—
Great-West Templeton Global Bond Fund Institutional Class	62,813	—	246,129	29,400	(2,615)	15,658	563,429
					$148,762	$413,775	$55,797,160

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 3,836,918	$ 185,383	$ 191,397	$ 15,201	$ —	$ —
Great-West American Century Growth Fund Institutional Class	387,615	—	353,594	377,140	28,475	32,283	3,581,559
Great-West Ariel Mid Cap Value Fund Initial Class	—	949,254	68,192	79,675	4,310	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	86,946	—	86,751	192,125	(5,143)	2,202	747,737
Great-West Bond Index Fund Initial Class	—	7,731,999	837,378	683,593	(15,055)	31,230	—
Great-West Bond Index Fund Institutional Class	832,355	—	1,605,383	1,268,492	(28,971)	101,482	8,223,671
Great-West Federated Bond Fund Initial Class	—	4,634,193	484,668	387,974	(3,671)	23,892	—
Great-West Federated Bond Fund Institutional Class	418,688	—	456,178	1,069,276	(23,765)	83,803	4,036,152
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	3,812,423	194,989	159,127	(7,638)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	338,092	—	315,750	917,195	(112,634)	70,661	3,002,257
Great-West International Index Fund Initial Class	—	12,006,655	635,561	900,095	242,543	—	—
Great-West International Index Fund Institutional Class	1,369,477	—	1,618,626	528,469	136,127	4,351	11,845,977

September 30, 2015

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Life & Annuity Contract	93,799	$ —	$ 96,439	$ 2,674	$ —	$ 34	$ 93,799
Great-West Loomis Sayles Bond Fund Initial Class	—	3,089,341	289,881	210,603	(9,123)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	370,979	—	870,551	400,655	(35,761)	60,396	3,431,554
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,971,748	92,285	115,349	19,346	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	202,382	—	195,702	146,175	21,363	9,722	1,799,173
Great-West MFS International Growth Fund Initial Class	—	2,712,655	121,968	229,124	31,292	—	—
Great-West MFS International Growth Fund Institutional Class	302,532	—	316,532	128,138	29,936	—	2,668,333
Great-West MFS International Value Fund Initial Class	—	3,314,994	137,404	222,163	75,517	—	—
Great-West MFS International Value Fund Institutional Class	705,126	—	4,032,647	329,626	120,709	—	6,550,625
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	3,838,636	202,834	197,466	37,780	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	382,591	—	309,272	407,675	54,229	9,310	3,569,570
Great-West Putnam Equity Income Fund Initial Class	—	4,681,441	302,322	142,512	73,309	—	—
Great-West Putnam Equity Income Fund Institutional Class	500,536	—	383,841	189,824	66,379	55,258	4,404,719
Great-West Putnam High Yield Bond Initial Class	—	3,860,559	285,465	288,682	(3,051)	—	—
Great-West Putnam High Yield Bond Institutional Class	324,893	—	401,020	1,151,016	2,230	82,670	2,972,773
Great-West Real Estate Index Fund Initial Class	—	2,434,903	386,523	243,468	68,658	—	—
Great-West Real Estate Index Fund Institutional Class	233,392	—	348,089	451,249	42,932	28,259	2,254,572
Great-West S&P 500® Index Fund Initial Class	—	16,994,450	1,099,970	425,617	306,239	—	—
Great-West S&P 500® Index Fund Institutional Class	1,745,704	—	959,228	766,595	427,193	145,374	15,973,189
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,328,060	316,720	266,448	153,024	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	756,521	—	570,074	356,606	150,983	42,426	6,801,122
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,057,478	288,393	233,279	102,139	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	604,100	—	576,402	480,751	160,031	37,472	5,473,149
Great-West Short Duration Bond Fund Institutional Class	3,534	—	36,164	1,004	0	—	35,160
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,688,537	373,844	155,868	43,472	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	512,613	—	443,237	194,817	42,313	51,288	4,403,343
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,796,978	75,905	109,006	32,731	—	—

September 30, 2015

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	322,893	$ —	$1,562,334	$ 149,923	$ 42,916	$ 517	$ 3,044,882
Great-West Templeton Global Bond Fund Initial Class	—	1,872,465	232,018	206,470	(11,311)	—	—
Great-West Templeton Global Bond Fund Institutional Class	221,626	—	430,381	193,645	(22,402)	70,503	1,987,988
					$2,252,852	$943,133	$96,901,304

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 22,846,374	$ 1,892,887	$ 237,359	$ 73,108	$ —	$ —
Great-West American Century Growth Fund Institutional Class	2,519,319	—	2,453,656	1,995,026	334,704	208,401	23,278,511
Great-West Ariel Mid Cap Value Fund Initial Class	—	5,692,131	503,781	194,144	9,064	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	560,419	—	741,917	1,371,625	(37,295)	14,341	4,819,604
Great-West Bond Index Fund Initial Class	—	20,099,458	2,780,995	860,069	(11,762)	84,173	—
Great-West Bond Index Fund Institutional Class	2,413,309	—	5,767,552	3,943,035	(117,295)	287,756	23,843,493
Great-West Federated Bond Fund Initial Class	—	12,049,546	1,599,503	443,322	(5,059)	64,435	—
Great-West Federated Bond Fund Institutional Class	1,208,690	—	1,901,018	3,215,271	(73,606)	237,254	11,651,775
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	22,627,062	2,187,265	243,823	(14,093)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,193,751	—	2,686,066	6,101,119	(730,505)	455,851	19,480,512
Great-West International Index Fund Initial Class	—	71,570,222	4,981,116	2,838,915	486,175	—	—
Great-West International Index Fund Institutional Class	8,884,101	—	13,552,428	4,165,512	1,375,524	28,084	76,847,472
Great-West Life & Annuity Contract	273,439	—	277,257	3,920	—	102	273,439
Great-West Loomis Sayles Bond Fund Initial Class	—	8,034,746	950,933	165,427	(6,729)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,065,631	—	2,940,615	1,306,431	(108,902)	170,194	9,857,087
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	11,738,411	882,504	171,077	71,398	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,312,906	—	1,474,013	904,940	203,185	62,910	11,671,731

September 30, 2015

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West MFS International Growth Fund Initial Class	—	$ 16,117,470	$ 922,860	$ 638,235	$ 74,369	$ —	$ —
Great-West MFS International Growth Fund Institutional Class	1,964,131	—	2,825,476	1,048,377	250,280	—	17,323,635
Great-West MFS International Value Fund Initial Class	—	19,705,277	1,221,223	642,402	211,789	—	—
Great-West MFS International Value Fund Institutional Class	4,581,737	—	27,340,482	2,580,901	927,803	—	42,564,337
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	22,866,254	1,978,645	417,846	139,538	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,486,618	—	2,230,266	2,111,384	549,466	60,022	23,200,151
Great-West Putnam Equity Income Fund Initial Class	—	27,841,014	2,701,180	125,098	46,719	—	—
Great-West Putnam Equity Income Fund Institutional Class	3,251,104	—	3,133,837	1,224,515	429,132	356,070	28,609,714
Great-West Putnam High Yield Bond Initial Class	—	10,069,697	958,367	224,367	7,978	—	—
Great-West Putnam High Yield Bond Institutional Class	936,967	—	1,649,831	3,462,407	1,673	233,208	8,573,244
Great-West Real Estate Index Fund Initial Class	—	12,885,710	2,829,174	1,135,053	377,964	—	—
Great-West Real Estate Index Fund Institutional Class	1,350,135	—	2,411,496	2,623,336	304,253	162,480	13,042,303
Great-West S&P 500® Index Fund Initial Class	—	101,093,860	9,942,230	440,209	226,766	—	—
Great-West S&P 500® Index Fund Institutional Class	11,335,965	—	8,279,340	4,780,042	2,431,915	936,657	103,724,078
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	43,570,311	3,385,445	505,648	207,640	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,909,578	—	4,514,731	2,190,359	1,082,493	273,304	44,137,104
Great-West S&P Small Cap 600® Index Fund Initial Class	—	36,011,932	3,036,354	405,979	205,613	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,935,329	—	4,516,540	3,000,103	1,113,488	241,885	35,654,077
Great-West Short Duration Bond Fund Institutional Class	13,738	—	138,629	1,932	0	—	136,697
Great-West T. Rowe Price Equity Income Fund Initial Class	—	27,878,394	3,247,971	211,381	49,644	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,332,640	—	3,580,362	1,144,838	349,756	330,765	28,627,376
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,654,838	722,826	235,307	92,445	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,102,591	—	10,593,132	1,029,688	350,030	3,316	19,827,433
Great-West Templeton Global Bond Fund Initial Class	—	4,873,123	595,643	176,116	(9,493)	—	—
Great-West Templeton Global Bond Fund Institutional Class	636,975	—	1,521,209	662,244	(64,840)	198,520	5,713,664
					$10,804,333	$4,409,728	$552,857,437

September 30, 2015

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 982,718	$ 228,424	$ 60,807	$ (5,494)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	133,656	—	260,354	110,214	(7,890)	10,771	1,234,981
Great-West Ariel Mid Cap Value Fund Initial Class	—	234,633	60,732	15,444	(397)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	29,979	—	70,337	64,887	(5,324)	701	257,822
Great-West Bond Index Fund Initial Class	—	447,801	153,695	31,501	830	2,037	—
Great-West Bond Index Fund Institutional Class	68,294	—	223,313	112,365	950	8,111	674,747
Great-West Federated Bond Fund Initial Class	—	268,469	91,396	18,403	370	1,561	—
Great-West Federated Bond Fund Institutional Class	34,101	—	86,149	89,421	(421)	6,724	328,728
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	957,359	250,376	47,155	(121)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	116,856	—	273,669	284,874	(20,882)	23,567	1,037,685
Great-West International Index Fund Initial Class	—	2,885,877	754,957	211,079	(6,635)	—	—
Great-West International Index Fund Institutional Class	472,609	—	1,143,492	202,512	(1,184)	1,483	4,088,071
Great-West Life & Annuity Contract	6,974	—	7,038	67	—	3	6,974
Great-West Loomis Sayles Bond Fund Initial Class	—	180,876	56,224	10,925	(559)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	29,848	—	104,472	39,286	(3,941)	4,604	276,094
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	495,775	116,727	36,695	(3,614)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	69,977	—	143,492	44,697	(4,604)	3,068	622,095
Great-West MFS International Growth Fund Initial Class	—	659,859	150,588	44,983	(3,097)	—	—
Great-West MFS International Growth Fund Institutional Class	104,588	—	240,178	44,224	(887)	—	922,465
Great-West MFS International Value Fund Initial Class	—	795,381	201,305	50,979	2,291	—	—
Great-West MFS International Value Fund Institutional Class	246,703	—	1,558,491	111,714	9,610	—	2,291,867
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	924,005	250,553	29,239	3,795	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	131,952	—	257,397	101,910	16,535	3,024	1,231,115
Great-West Putnam Equity Income Fund Initial Class	—	1,156,607	312,207	44,309	(496)	—	—
Great-West Putnam Equity Income Fund Institutional Class	172,797	—	350,632	80,015	(1,475)	18,095	1,520,610
Great-West Putnam High Yield Bond Initial Class	—	222,107	69,124	16,071	(613)	—	—

September 30, 2015

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Putnam High Yield Bond Institutional Class	26,137	$ —	$ 66,356	$ 92,614	$ (2,398)	$ 6,341	$ 239,151
Great-West Real Estate Index Fund Initial Class	—	491,925	203,224	42,102	11,154	—	—
Great-West Real Estate Index Fund Institutional Class	68,942	—	189,397	119,390	11,165	7,542	665,979
Great-West S&P 500® Index Fund Initial Class	—	4,083,945	1,213,634	109,059	23,668	—	—
Great-West S&P 500® Index Fund Institutional Class	603,962	—	1,103,394	269,985	46,633	46,046	5,526,249
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,763,604	505,004	78,593	5,744	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	261,308	—	487,821	119,639	6,943	13,523	2,349,156
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,463,879	420,934	74,367	301	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	209,725	—	408,214	142,357	(3,021)	11,915	1,900,111
Great-West Short Duration Bond Fund Institutional Class	350	—	3,519	34	0	—	3,485
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,152,210	333,815	46,630	(2,675)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	177,431	—	370,632	69,188	(5,172)	16,322	1,524,133
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	445,629	97,823	20,284	523	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	111,912	—	613,090	44,243	3,163	174	1,055,333
Great-West Templeton Global Bond Fund Initial Class	—	107,905	35,338	8,912	(526)	—	—
Great-West Templeton Global Bond Fund Institutional Class	17,759	—	55,216	17,885	(1,532)	5,458	159,302
					$ 60,717	$191,070	$27,916,153

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$1,164,645	$ 111,819	$ 65,678	$ 4,109	$ —	$ —
Great-West American Century Growth Fund Institutional Class	127,400	—	153,482	113,393	7,809	10,265	1,177,174
Great-West Ariel Mid Cap Value Fund Initial Class	—	288,986	32,854	24,884	1,359	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	28,359	—	43,410	68,166	(1,015)	692	243,889

September 30, 2015

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$1,912,352	$ 303,880	$174,453	$ (373)	$ 7,969	$ —
Great-West Bond Index Fund Institutional Class	215,190	—	485,937	392,833	(2,819)	26,517	2,126,079
Great-West Federated Bond Fund Initial Class	—	1,149,438	176,812	101,078	(1,349)	6,118	—
Great-West Federated Bond Fund Institutional Class	108,159	—	152,840	303,473	4,440	21,890	1,042,648
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,153,981	119,567	59,982	(2,631)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	111,005	—	154,654	302,572	(35,577)	22,485	985,726
Great-West International Index Fund Initial Class	—	4,190,267	360,488	312,209	93,896	—	—
Great-West International Index Fund Institutional Class	497,000	—	791,732	317,542	86,414	1,603	4,299,046
Great-West Loomis Sayles Bond Fund Initial Class	—	765,953	100,576	49,322	(2,598)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	95,702	—	251,502	131,904	(10,858)	15,464	885,248
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	677,788	72,357	47,345	8,281	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	75,858	—	105,926	59,564	7,648	3,430	674,381
Great-West MFS International Growth Fund Initial Class	—	945,034	75,489	78,106	14,561	—	—
Great-West MFS International Growth Fund Institutional Class	109,883	—	158,971	82,368	8,982	—	969,169
Great-West MFS International Value Fund Initial Class	—	1,153,346	90,329	81,070	28,475	—	—
Great-West MFS International Value Fund Institutional Class	255,657	—	1,549,031	175,973	60,238	—	2,375,050
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,164,680	110,401	69,274	8,965	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	125,749	—	146,593	124,023	15,065	2,925	1,173,237
Great-West Putnam Equity Income Fund Initial Class	—	1,419,899	146,482	47,940	18,466	—	—
Great-West Putnam Equity Income Fund Institutional Class	164,368	—	211,234	77,390	28,773	17,408	1,446,435
Great-West Putnam High Yield Bond Initial Class	—	955,536	106,334	65,414	549	—	—
Great-West Putnam High Yield Bond Institutional Class	84,089	—	128,085	319,650	(596)	21,222	769,414
Great-West Real Estate Index Fund Initial Class	—	702,272	146,921	79,838	13,386	—	—
Great-West Real Estate Index Fund Institutional Class	73,211	—	136,149	133,490	17,426	8,401	707,219
Great-West S&P 500® Index Fund Initial Class	—	5,156,902	542,430	166,719	82,890	—	—
Great-West S&P 500® Index Fund Institutional Class	573,011	—	566,529	268,130	129,414	45,207	5,243,052

September 30, 2015

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	$2,215,077	$ 207,731	$ 92,814	$ 48,006	$ —	$ —
Great-West S&P Mid Cap 400® Index Fund Institutional Class	248,532	—	282,270	116,399	52,634	13,193	2,234,306
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,080,737	251,078	124,199	45,255	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	227,027	—	299,754	169,698	59,805	13,225	2,056,863
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,421,069	171,709	54,503	9,440	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	168,231	—	226,946	84,539	13,720	16,002	1,445,104
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	544,089	43,528	33,315	8,473	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	106,353	—	551,542	55,960	17,682	164	1,002,911
Great-West Templeton Global Bond Fund Initial Class	—	553,210	87,580	58,838	(4,949)	—	—
Great-West Templeton Global Bond Fund Institutional Class	63,422	—	109,836	82,734	(10,036)	21,762	568,892
					$823,360	$275,942	$31,425,843

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,060,715	$ 752,542	$ 66,201	$ 12,327	$ —	$ —
Great-West American Century Growth Fund Institutional Class	740,260	—	892,570	371,278	26,372	59,444	6,840,002
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,495,372	185,019	43,391	1,924	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	165,972	—	288,767	333,685	(8,900)	3,969	1,427,358
Great-West Bond Index Fund Initial Class	—	4,826,148	829,421	149,555	(2,590)	20,852	—
Great-West Bond Index Fund Institutional Class	612,845	—	1,426,453	865,424	(21,074)	74,281	6,054,906
Great-West Federated Bond Fund Initial Class	—	2,893,650	480,874	72,683	(460)	15,969	—
Great-West Federated Bond Fund Institutional Class	309,105	—	502,179	749,631	(7,929)	61,079	2,979,774
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,014,784	828,781	58,889	(3,432)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	644,812	—	1,033,133	1,581,771	(193,092)	130,249	5,725,933

September 30, 2015

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West International Index Fund Initial Class	—	$21,832,074	$2,276,558	$ 675,773	$ 206,004	$ —	$ —
Great-West International Index Fund Institutional Class	2,883,234	—	5,133,373	1,501,936	376,450	9,273	24,939,977
Great-West Loomis Sayles Bond Fund Initial Class	—	1,929,815	307,621	30,506	(1,201)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	273,100	—	761,168	283,773	(24,018)	43,314	2,526,178
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,547,034	400,467	46,974	9,251	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	439,973	—	649,038	239,929	28,059	19,926	3,911,356
Great-West MFS International Growth Fund Initial Class	—	4,926,457	462,072	156,518	31,884	—	—
Great-West MFS International Growth Fund Institutional Class	637,472	—	1,053,421	376,519	54,763	—	5,622,499
Great-West MFS International Value Fund Initial Class	—	6,016,058	563,496	164,519	52,680	—	—
Great-West MFS International Value Fund Institutional Class	1,483,594	—	8,838,184	696,419	247,598	—	13,782,585
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,066,566	714,260	80,046	15,533	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	730,747	—	851,150	422,146	75,338	16,934	6,817,872
Great-West Putnam Equity Income Fund Initial Class	—	7,395,993	1,049,497	40,014	23,606	—	—
Great-West Putnam Equity Income Fund Institutional Class	952,918	—	1,328,304	262,852	118,692	100,804	8,385,680
Great-West Putnam High Yield Bond Initial Class	—	2,429,613	321,686	38,943	246	—	—
Great-West Putnam High Yield Bond Institutional Class	238,179	—	388,009	811,233	446	59,642	2,179,338
Great-West Real Estate Index Fund Initial Class	—	3,195,364	829,289	277,035	84,583	—	—
Great-West Real Estate Index Fund Institutional Class	392,496	—	766,501	427,144	40,729	42,424	3,791,515
Great-West S&P 500® Index Fund Initial Class	—	26,797,072	3,798,014	148,894	94,158	—	—
Great-West S&P 500® Index Fund Institutional Class	3,335,021	—	3,696,716	756,485	518,748	261,177	30,515,438
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	11,572,737	1,358,909	98,969	67,550	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,444,035	—	1,806,345	349,342	234,396	76,468	12,981,871
Great-West S&P Small Cap 600® Index Fund Initial Class	—	10,870,859	1,359,079	123,256	43,000	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,316,997	—	1,866,884	692,639	233,472	76,793	11,931,990
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,404,765	1,198,466	56,314	21,358	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	976,606	—	1,512,971	328,708	83,017	92,573	8,389,045

September 30, 2015

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	$ 2,841,299	$ 292,478	$ 56,096	$ 15,183	$ —	$ —
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	617,542	—	3,180,588	204,674	67,076	958	5,823,424
Great-West Templeton Global Bond Fund Initial Class	—	1,391,704	216,307	32,472	(1,790)	—	—
Great-West Templeton Global Bond Fund Institutional Class	179,343	—	328,972	161,071	(18,960)	60,406	1,608,710
					$2,500,997	$1,226,535	$166,235,451

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West American Century Growth Fund Initial Class	—	$208,984	$ 59,082	$10,542	$ (780)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	31,398	—	68,629	19,734	(1,108)	2,458	290,115
Great-West Ariel Mid Cap Value Fund Initial Class	—	50,668	15,233	3,122	(78)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	6,997	—	18,610	14,704	(1,007)	158	60,173
Great-West Bond Index Fund Initial Class	—	97,703	32,756	2,657	81	453	—
Great-West Bond Index Fund Institutional Class	15,861	—	50,019	19,736	233	1,851	156,703
Great-West Federated Bond Fund Initial Class	—	58,694	19,609	1,563	40	348	—
Great-West Federated Bond Fund Institutional Class	7,989	—	19,654	17,067	75	1,532	77,018
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	205,391	60,688	6,137	27	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	27,384	—	72,601	63,269	(4,238)	5,381	243,168
Great-West International Index Fund Initial Class	—	726,340	210,943	54,382	(1,784)	—	—
Great-West International Index Fund Institutional Class	122,468	—	319,145	66,588	1,725	390	1,059,347
Great-West Loomis Sayles Bond Fund Initial Class	—	39,126	12,823	1,238	(54)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	6,958	—	24,704	7,205	(593)	1,044	64,360
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	121,404	33,101	6,583	(646)	—	—

September 30, 2015

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	18,662	$ —	$ 42,828	$10,560	$ (783)	$ 787	$ 165,907
Great-West MFS International Growth Fund Initial Class	—	164,505	44,309	11,666	(768)	—	—
Great-West MFS International Growth Fund Institutional Class	27,081	—	66,850	14,413	199	—	238,851
Great-West MFS International Value Fund Initial Class	—	200,141	55,734	11,748	608	—	—
Great-West MFS International Value Fund Institutional Class	63,718	—	407,685	32,717	3,295	—	591,938
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	202,119	62,648	7,805	968	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	31,034	—	68,363	19,502	3,483	685	289,550
Great-West Putnam Equity Income Fund Initial Class	—	249,700	81,587	11,115	(29)	—	—
Great-West Putnam Equity Income Fund Institutional Class	40,472	—	94,808	18,194	469	4,110	356,157
Great-West Putnam High Yield Bond Initial Class	—	48,435	15,045	1,594	(52)	—	—
Great-West Putnam High Yield Bond Institutional Class	6,042	—	15,416	19,628	(508)	1,424	55,283
Great-West Real Estate Index Fund Initial Class	—	97,293	39,919	7,106	2,104	—	—
Great-West Real Estate Index Fund Institutional Class	16,220	—	53,189	15,439	2,088	1,523	156,689
Great-West S&P 500® Index Fund Initial Class	—	894,305	304,635	36,525	4,856	—	—
Great-West S&P 500® Index Fund Institutional Class	141,135	—	296,602	57,821	8,156	10,327	1,291,386
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	385,423	120,034	14,673	1,206	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	61,257	—	130,908	22,443	2,071	3,047	550,700
Great-West S&P Small Cap 600® Index Fund Initial Class	—	362,931	116,995	18,385	(133)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	56,077	—	123,684	29,445	1,334	3,060	508,056
Great-West T. Rowe Price Equity Income Fund Initial Class	—	249,209	87,624	13,107	(360)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	41,493	—	100,595	17,989	(450)	3,674	356,428
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	96,172	25,374	3,737	126	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	26,233	—	147,883	9,527	739	40	247,379
Great-West Templeton Global Bond Fund Initial Class	—	28,189	9,465	1,329	(87)	—	—
Great-West Templeton Global Bond Fund Institutional Class	4,595	—	12,535	4,134	(281)	1,483	41,220
					$20,144	$43,775	$6,800,428

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,908,306	Great-West Bond Index Fund Institutional Class(a)	$28,734,065

BOND MUTUAL FUNDS — 39.59% (Cost $28,818,709)		$28,734,065
EQUITY MUTUAL FUNDS
1,140,896	Great-West International Index Fund Institutional Class(a)	9,868,752
1,800,446	Great-West S&P 500® Index Fund Institutional Class(a)	16,474,083
777,078	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,985,932
460,447	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,171,650
289,876	Northern Emerging Markets Equity Index Fund	2,617,578

TOTAL EQUITY MUTUAL FUNDS — 55.27% (Cost $40,547,397)		$40,117,995
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,760,565 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,760,565

TOTAL FIXED INTEREST CONTRACT — 5.18% (Cost $3,760,565)		$ 3,760,565
TOTAL INVESTMENTS — 100.04% (Cost $73,126,671)		$72,612,625
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,421)
TOTAL NET ASSETS — 100.00%		$72,581,204
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,608,119	Great-West Bond Index Fund Institutional Class(a)	$25,768,218

BOND MUTUAL FUNDS — 39.56% (Cost $26,045,755)		$25,768,218
EQUITY MUTUAL FUNDS
1,023,842	Great-West International Index Fund Institutional Class(a)	8,856,233
1,617,210	Great-West S&P 500® Index Fund Institutional Class(a)	14,797,470
697,809	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,273,304
413,472	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,746,053
260,446	Northern Emerging Markets Equity Index Fund	2,351,833

TOTAL EQUITY MUTUAL FUNDS — 55.30% (Cost $39,834,014)		$36,024,893
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,374,483 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,374,483

TOTAL FIXED INTEREST CONTRACT — 5.18% (Cost $3,374,483)		$ 3,374,483
TOTAL INVESTMENTS — 100.04% (Cost $69,254,252)		$65,167,594
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,058)
TOTAL NET ASSETS — 100.00%		$65,142,536
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,790,043	Great-West Bond Index Fund Institutional Class(a)	$27,565,620

BOND MUTUAL FUNDS — 39.33% (Cost $27,607,980)		$27,565,620
EQUITY MUTUAL FUNDS
1,105,267	Great-West International Index Fund Institutional Class(a)	9,560,556
1,747,458	Great-West S&P 500® Index Fund Institutional Class(a)	15,989,243
755,179	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,789,062
446,976	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,049,600
282,239	Northern Emerging Markets Equity Index Fund	2,548,621

TOTAL EQUITY MUTUAL FUNDS — 55.56% (Cost $39,182,993)		$38,937,082
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,610,739 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,610,739

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $3,610,739)		$ 3,610,739
TOTAL INVESTMENTS — 100.04% (Cost $70,401,712)		$70,113,441
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,438)
TOTAL NET ASSETS — 100.00%		$70,084,003
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,556,276	Great-West Bond Index Fund Institutional Class(a)	$25,256,010

BOND MUTUAL FUNDS — 30.49% (Cost $25,514,316)		$25,256,010
EQUITY MUTUAL FUNDS
1,608,779	Great-West International Index Fund Institutional Class(a)	13,915,938
2,397,680	Great-West S&P 500® Index Fund Institutional Class(a)	21,938,772
1,034,935	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,304,068
665,900	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,033,051
439,655	Northern Emerging Markets Equity Index Fund	3,970,084

TOTAL EQUITY MUTUAL FUNDS — 66.60% (Cost $61,465,532)		$55,161,913
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,439,482 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,439,482

TOTAL FIXED INTEREST CONTRACT — 2.95% (Cost $2,439,482)		$ 2,439,482
TOTAL INVESTMENTS — 100.04% (Cost $89,419,330)		$82,857,405
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,602)
TOTAL NET ASSETS — 100.00%		$82,825,803
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,298,813	Great-West Bond Index Fund Institutional Class(a)	$12,832,272

BOND MUTUAL FUNDS — 20.73% (Cost $12,796,379)		$12,832,272
EQUITY MUTUAL FUNDS
1,437,382	Great-West International Index Fund Institutional Class(a)	12,433,358
2,034,355	Great-West S&P 500® Index Fund Institutional Class(a)	18,614,344
877,994	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,893,168
610,053	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,527,078
422,192	Northern Emerging Markets Equity Index Fund	3,812,390

TOTAL EQUITY MUTUAL FUNDS — 77.98% (Cost $49,982,793)		$48,280,338
Account Balance		Fair Value
FIXED INTEREST CONTRACT
824,432 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 824,432

TOTAL FIXED INTEREST CONTRACT — 1.33% (Cost $824,432)		$ 824,432
TOTAL INVESTMENTS — 100.04% (Cost $63,603,604)		$61,937,042
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,763)
TOTAL NET ASSETS — 100.00%		$61,911,279
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
816,844	Great-West Bond Index Fund Institutional Class(a)	$ 8,070,413

BOND MUTUAL FUNDS — 13.41% (Cost $8,160,768)		$ 8,070,413
EQUITY MUTUAL FUNDS
1,576,930	Great-West International Index Fund Institutional Class(a)	13,640,449
2,114,086	Great-West S&P 500® Index Fund Institutional Class(a)	19,343,884
912,818	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,206,239
681,943	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,178,402
495,474	Northern Emerging Markets Equity Index Fund	4,474,128

TOTAL EQUITY MUTUAL FUNDS — 86.17% (Cost $58,107,487)		$51,843,102
Account Balance		Fair Value
FIXED INTEREST CONTRACT
275,748 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 275,748

TOTAL FIXED INTEREST CONTRACT — 0.46% (Cost $275,748)		$ 275,748
TOTAL INVESTMENTS — 100.04% (Cost $66,544,003)		$60,189,263
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (23,073)
TOTAL NET ASSETS — 100.00%		$60,166,190
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
247,914	Great-West Bond Index Fund Institutional Class(a)	$ 2,449,390

BOND MUTUAL FUNDS — 9.91% (Cost $2,447,924)		$ 2,449,390
EQUITY MUTUAL FUNDS
689,321	Great-West International Index Fund Institutional Class(a)	5,962,627
878,758	Great-West S&P 500® Index Fund Institutional Class(a)	8,040,637
379,927	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,415,544
304,721	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,760,776
232,113	Northern Emerging Markets Equity Index Fund	2,095,979

TOTAL EQUITY MUTUAL FUNDS — 90.08% (Cost $22,688,319)		$22,275,563
Account Balance		Fair Value
FIXED INTEREST CONTRACT
12,590 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 12,590

TOTAL FIXED INTEREST CONTRACT — 0.05% (Cost $12,590)		$ 12,590
TOTAL INVESTMENTS — 100.04% (Cost $25,148,833)		$24,737,543
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (10,359)
TOTAL NET ASSETS — 100.00%		$24,727,184
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
116,143	Great-West Bond Index Fund Institutional Class(a)	$1,147,487

BOND MUTUAL FUNDS — 8.80% (Cost $1,154,635)		$1,147,487
EQUITY MUTUAL FUNDS
375,432	Great-West International Index Fund Institutional Class(a)	3,247,486
453,340	Great-West S&P 500® Index Fund Institutional Class(a)	4,148,066
196,120	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,763,119
168,161	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,523,538
Shares		Fair Value
Equity Mutual Funds — (continued)
134,573	Northern Emerging Markets Equity Index Fund	$ 1,215,193

TOTAL EQUITY MUTUAL FUNDS — 91.24% (Cost $13,223,210)		$11,897,402
TOTAL INVESTMENTS — 100.04% (Cost $14,377,845)		$13,044,889
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (4,973)
TOTAL NET ASSETS — 100.00%		$13,039,916
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
35,609	Great-West Bond Index Fund Institutional Class(a)	$ 351,818

BOND MUTUAL FUNDS — 8.30% (Cost $352,062)		$ 351,818
EQUITY MUTUAL FUNDS
124,336	Great-West International Index Fund Institutional Class(a)	1,075,511
143,254	Great-West S&P 500® Index Fund Institutional Class(a)	1,310,775
62,060	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	557,917
56,809	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	514,693
Shares		Fair Value
Equity Mutual Funds — (continued)
47,548	Northern Emerging Markets Equity Index Fund	$ 429,355

TOTAL EQUITY MUTUAL FUNDS — 91.74% (Cost $4,135,495)		$3,888,251
TOTAL INVESTMENTS — 100.04% (Cost $4,487,557)		$4,240,069
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,752)
TOTAL NET ASSETS — 100.00%		$4,238,317
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2015:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2015	$3,995,076	$1,408,455	$3,320,248	$ 818,344
Total interest received	44,550	30,061	37,845	18,485
Purchases	472,224	2,323,645	743,553	1,762,799
Sales	(751,285)	(387,678)	(490,907)	(160,146)
Ending Balance, September 30, 2015	$3,760,565	$3,374,483	$3,610,739	$2,439,482

September 30, 2015

	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2015	$ 671,040	$ 65,050	$ —
Total interest received	7,786	1,750	5
Purchases	255,358	232,231	12,621
Sales	(109,752)	(23,283)	(36)
Ending Balance, September 30, 2015	$ 824,432	$275,748	$12,590

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$73,501,895	$1,987,897	$(2,877,167)	$ (889,270)
Great-West SecureFoundation® Lifetime 2020 Fund	69,308,329	128,407	(4,269,142)	(4,140,735)
Great-West SecureFoundation® Lifetime 2025 Fund	70,707,520	2,204,426	(2,798,505)	(594,079)
Great-West SecureFoundation® Lifetime 2030 Fund	89,497,731	49,959	(6,690,285)	(6,640,326)
Great-West SecureFoundation® Lifetime 2035 Fund	63,887,339	2,015,707	(3,966,004)	(1,950,297)
Great-West SecureFoundation® Lifetime 2040 Fund	66,590,629	15,285	(6,416,651)	(6,401,366)
Great-West SecureFoundation® Lifetime 2045 Fund	25,279,319	1,181,476	(1,723,252)	(541,776)
Great-West SecureFoundation® Lifetime 2050 Fund	14,390,303	12,109	(1,357,523)	(1,345,414)
Great-West SecureFoundation® Lifetime 2055 Fund	4,504,154	95,608	(359,693)	(264,085)

Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

September 30, 2015

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$30,254,909	$2,529,030	$2,409,129	$ (15,458)	$120,631	$ —
Great-West Bond Index Fund Institutional Class	2,908,306	—	1,973,465	3,616,047	(124,430)	354,822	28,734,065
Great-West International Index Fund Initial Class	—	10,378,431	455,638	785,097	262,260	—	—
Great-West International Index Fund Institutional Class	1,140,896	—	1,282,878	558,003	146,781	3,703	9,868,752
Great-West Life & Annuity Contract	3,760,565	3,995,076	472,224	751,285	—	44,550	3,760,565
Great-West S&P 500® Index Fund Initial Class	—	18,457,833	1,105,394	687,584	425,851	—	—
Great-West S&P 500® Index Fund Institutional Class	1,800,447	—	1,303,853	1,385,669	691,980	154,242	16,474,083
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,953,779	415,070	467,346	232,989	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	777,078	—	771,275	663,359	296,397	44,894	6,985,932
Great-West S&P Small Cap 600® Index Fund Initial Class	—	4,776,923	293,145	297,242	123,257	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	460,447	—	538,370	493,233	165,286	28,739	4,171,650
					$2,204,913	$751,581	$69,995,047

Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$10,688,916	$16,909,197	$ 486,682	$ (1,431)	$ 43,349	$ —
Great-West Bond Index Fund Institutional Class	2,608,119	—	1,165,138	2,155,166	8,357	319,549	25,768,218
Great-West International Index Fund Initial Class	—	3,671,524	5,775,771	307,165	41,587	—	—
Great-West International Index Fund Institutional Class	1,023,842	—	1,250,323	533,762	50,273	3,319	8,856,233
Great-West Life & Annuity Contract	3,374,482	1,408,455	2,323,645	387,678	—	30,061	3,374,483
Great-West S&P 500® Index Fund Initial Class	—	6,516,724	10,454,855	297,683	123,459	—	—
Great-West S&P 500® Index Fund Institutional Class	1,617,210	—	898,598	1,068,723	246,710	137,677	14,797,470
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,809,736	4,442,718	177,871	55,311	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	697,809	—	575,812	561,990	74,986	40,179	6,273,304
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,694,178	2,661,169	109,001	26,148	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	413,472	—	428,205	449,961	19,453	25,952	3,746,053
					$644,853	$600,086	$62,815,761

September 30, 2015

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$26,641,317	$2,271,510	$1,702,928	$ (3,774)	$107,413	$ —
Great-West Bond Index Fund Institutional Class	2,790,043	—	3,169,392	2,765,007	(63,159)	323,114	27,565,620
Great-West International Index Fund Initial Class	—	9,923,225	412,520	719,354	252,961	—	—
Great-West International Index Fund Institutional Class	1,105,267	—	1,393,632	529,193	157,463	3,684	9,560,556
Great-West Life & Annuity Contract	3,610,739	3,320,248	743,553	490,907	—	37,845	3,610,739
Great-West S&P 500® Index Fund Initial Class	—	17,381,378	1,068,013	583,140	317,770	—	—
Great-West S&P 500® Index Fund Institutional Class	1,747,458	—	1,684,694	1,270,861	797,409	149,346	15,989,243
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,514,708	361,245	314,466	225,879	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	755,179	—	846,998	583,643	316,054	43,484	6,789,062
Great-West S&P Small Cap 600® Index Fund Initial Class	—	4,593,167	239,489	219,829	94,587	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	446,976	—	594,333	532,727	172,287	28,377	4,049,600
					$2,267,477	$693,263	$67,564,820

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$9,012,054	$15,294,706	$ 281,843	$ (1,106)	$ 37,753	$ —
Great-West Bond Index Fund Institutional Class	2,556,276	—	3,142,644	1,595,925	16,616	286,486	25,256,010
Great-West International Index Fund Initial Class	—	5,729,188	9,574,266	429,435	77,056	—	—
Great-West International Index Fund Institutional Class	1,608,779	—	1,490,476	858,684	15,535	5,439	13,915,938
Great-West Life & Annuity Contract	2,439,482	818,344	1,762,799	160,146	—	18,485	2,439,482
Great-West S&P 500® Index Fund Initial Class	—	9,361,643	15,893,360	308,634	128,714	—	—
Great-West S&P 500® Index Fund Institutional Class	2,397,680	—	1,333,021	1,867,072	328,739	208,960	21,938,772
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	4,024,656	6,737,511	164,431	67,214	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,034,935	—	813,741	916,950	85,866	61,002	9,304,068
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,675,956	4,449,776	111,441	38,209	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	665,900	—	664,422	890,119	1,835	43,332	6,033,051
					$758,678	$661,457	$78,887,321

September 30, 2015

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$11,475,805	$1,158,006	$ 703,786	$ (11,126)	$ 46,312	$ —
Great-West Bond Index Fund Institutional Class	1,298,813	—	2,381,772	1,475,846	(32,447)	141,523	12,832,272
Great-West International Index Fund Initial Class	—	13,177,779	585,178	800,356	178,592	—	—
Great-West International Index Fund Institutional Class	1,437,382	—	1,170,123	629,294	180,507	4,915	12,433,358
Great-West Life & Annuity Contract	824,432	671,040	255,358	109,752	—	7,786	824,432
Great-West S&P 500® Index Fund Initial Class	—	20,237,390	1,151,521	288,674	153,691	—	—
Great-West S&P 500® Index Fund Institutional Class	2,034,355	—	1,034,444	1,327,340	614,314	180,168	18,614,344
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	8,721,468	397,173	259,267	117,986	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	877,994	—	579,875	538,232	287,005	52,398	7,893,168
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,257,916	315,014	180,492	92,063	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	610,053	—	548,001	598,956	218,112	40,153	5,527,078
					$1,798,697	$473,255	$58,124,652

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$2,284,634	$ 5,370,064	$ 191,050	$ 633	$ 9,506	$ —
Great-West Bond Index Fund Institutional Class	816,843	—	1,379,244	668,097	6,183	88,277	8,070,413
Great-West International Index Fund Initial Class	—	4,534,480	10,445,437	364,646	45,946	—	—
Great-West International Index Fund Institutional Class	1,576,930	—	1,270,744	623,989	20,932	5,272	13,640,449
Great-West Life & Annuity Contract	275,748	65,050	232,231	23,283	—	1,750	275,748
Great-West S&P 500® Index Fund Initial Class	—	6,546,923	15,300,892	259,704	99,585	—	—
Great-West S&P 500® Index Fund Institutional Class	2,114,086	—	891,316	1,036,613	205,959	181,145	19,343,884
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,815,165	6,505,373	146,202	49,569	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	912,819	—	556,953	487,330	46,770	52,846	8,206,239
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,171,332	5,004,844	134,291	29,116	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	681,943	—	570,567	657,382	1,841	43,727	6,178,402
					$506,534	$382,523	$55,715,135

September 30, 2015

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$2,298,597	$334,203	$201,674	$ (2,692)	$ 9,283	$ —
Great-West Bond Index Fund Institutional Class	247,914	—	326,726	307,444	(7,888)	28,711	2,449,390
Great-West International Index Fund Initial Class	—	6,103,844	352,668	398,715	48,181	—	—
Great-West International Index Fund Institutional Class	689,321	—	698,212	308,627	97,534	2,283	5,962,627
Great-West Life & Annuity Contract	12,590	—	12,621	36	—	5	12,590
Great-West S&P 500® Index Fund Initial Class	—	8,294,777	704,353	185,712	94,881	—	—
Great-West S&P 500® Index Fund Institutional Class	878,758	—	528,909	407,047	204,583	74,551	8,040,637
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,568,840	278,195	138,541	59,117	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	379,927	—	286,111	165,192	98,361	21,658	3,415,544
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,953,958	264,431	121,360	66,104	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	304,722	—	292,466	227,386	89,595	19,147	2,760,776
					$747,776	$155,638	$22,641,564

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$ 710,364	$ 440,898	$ 26,194	$ 894	$ 3,087	$ —
Great-West Bond Index Fund Institutional Class	116,142	—	151,561	117,087	955	13,758	1,147,487
Great-West International Index Fund Initial Class	—	2,113,367	1,162,247	115,759	8,808	—	—
Great-West International Index Fund Institutional Class	375,432	—	555,769	186,344	5,865	1,225	3,247,486
Great-West S&P 500® Index Fund Initial Class	—	2,714,764	1,583,324	35,166	11,756	—	—
Great-West S&P 500® Index Fund Institutional Class	453,341	—	429,322	158,906	39,522	36,923	4,148,066
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,164,678	659,689	25,746	6,454	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	196,120	—	210,824	68,187	10,517	10,749	1,763,119
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,026,778	589,741	27,076	4,847	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	168,161	—	202,211	109,311	247	10,099	1,523,538
					$89,865	$75,841	$11,829,696

September 30, 2015

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$ 295,423	$ 64,980	$21,335	$ (142)	$ 1,252	$ —
Great-West Bond Index Fund Institutional Class	35,609	—	56,827	42,449	(97)	4,235	351,818
Great-West International Index Fund Initial Class	—	934,556	147,660	65,740	21,797	—	—
Great-West International Index Fund Institutional Class	124,337	—	213,931	48,393	13,780	406	1,075,511
Great-West S&P 500® Index Fund Initial Class	—	1,138,408	219,076	43,474	22,652	—	—
Great-West S&P 500® Index Fund Institutional Class	143,254	—	171,166	34,377	17,483	11,433	1,310,775
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	488,433	84,242	20,987	10,194	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	62,060	—	84,328	15,565	7,233	3,332	557,917
Great-West S&P Small Cap 600® Index Fund Initial Class	—	458,447	84,548	23,161	8,267	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	56,809	—	85,184	26,311	8,131	3,360	514,693
					$109,298	$24,018	$3,810,714

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,165,168	Great-West Bond Index Fund Institutional Class(a)	$ 80,671,859

BOND MUTUAL FUNDS — 35.30% (Cost $80,864,997)		$ 80,671,859
EQUITY MUTUAL FUNDS
2,907,177	Great-West International Index Fund Institutional Class(a)	25,147,082
6,475,176	Great-West S&P 500® Index Fund Institutional Class(a)	59,247,857
2,771,142	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	24,912,568
2,246,508	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,353,361
760,573	Northern Emerging Markets Equity Index Fund	6,867,977

TOTAL EQUITY MUTUAL FUNDS — 59.74% (Cost $143,258,535)		$136,528,845
Account Balance		Fair Value
FIXED INTEREST CONTRACT
11,440,166 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 11,440,166

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $11,440,166)		$ 11,440,166
TOTAL INVESTMENTS — 100.04% (Cost $235,563,698)		$228,640,870
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (91,425)
TOTAL NET ASSETS — 100.00%		$228,549,445
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2015.
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2015, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2015:
Beginning Balance, January 1, 2015	$ 7,488,186
Total interest received	108,233
Purchases	4,901,183
Sales	(1,057,436)
Ending Balance, September 30, 2015	$11,440,166

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of September 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

September 30, 2015

Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$235,948,708
Gross unrealized appreciation on investments	3,202,454
Gross unrealized depreciation on investments	(10,510,292)
Net unrealized depreciation on investments	$ (7,307,838)

Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West Bond Index Fund Initial Class	—	$52,503,659	$16,030,227	$1,645,370	$ (33,211)	$ 248,007	$ —
Great-West Bond Index Fund Institutional Class	8,165,168	—	20,113,647	6,064,758	(130,732)	918,703	80,671,859
Great-West International Index Fund Initial Class	—	16,391,009	4,491,923	1,262,280	236,674	—	—
Great-West International Index Fund Institutional Class	2,907,177	—	8,886,166	1,203,729	182,372	9,169	25,147,082
Great-West Life & Annuity Contract	11,440,166	7,488,186	4,901,183	1,057,436	—	108,233	11,440,166
Great-West S&P 500® Index Fund Initial Class	—	38,699,010	11,664,813	1,157,483	467,270	—	—
Great-West S&P 500® Index Fund Institutional Class	6,475,176	—	17,400,882	1,847,571	788,669	441,272	59,247,857
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	16,493,892	4,577,220	606,338	246,540	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,771,142	—	7,906,630	915,768	335,107	128,802	24,912,568
Great-West S&P Small Cap 600® Index Fund Initial Class	—	13,665,593	3,681,793	469,573	172,639	—	—

September 30, 2015

Great-West Securefoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 09/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 09/30/2015
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,246,508	$ —	$ 6,555,522	$ 879,326	$ 241,315	$ 113,540	$ 20,353,361
					$2,506,643	$1,967,726	$221,772,893

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
239,799	Vanguard Total Bond Market ETF	$19,646,732

TOTAL BOND EXCHANGE TRADED FUNDS — 37.64% (Cost $19,701,807)		$19,646,732
EQUITY EXCHANGE TRADED FUNDS
173,768	Vanguard FTSE Developed Markets ETF	6,193,091
46,452	Vanguard FTSE Emerging Markets ETF	1,537,097
53,286	Vanguard Russell 2000 ETF(a)	4,666,788
79,022	Vanguard S&P 500 ETF(a)	13,884,956
61,656	Vanguard S&P Mid-Cap 400 ETF(a)	5,666,186

EQUITY EXCHANGE TRADED FUNDS — 61.21% (Cost $31,584,187)		$31,948,118
MONEY MARKET MUTUAL FUNDS
523,611	Federated Government Obligations Fund Institutional Class, 0.01%(b)	523,612

TOTAL MONEY MARKET MUTUAL FUNDS — 1.00% (Cost $523,612)		$ 523,612
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.74%
$464,080	Undivided interest of 0.75% in a repurchase agreement (principal amount/value $61,941,802 with a maturity value of $61,941,974) with HSBC Securities (USA) Inc, 0.10%, dated 9/30/15 to be repurchased at $464,080 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 11/15/15 - 7/15/37, with a value of $63,180,662.(c)	464,080
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$464,080	Undivided interest of 0.75% in a repurchase agreement (principal amount/value $61,941,852 with a maturity value of $61,942,058) with Citigroup Global Markets Inc, 0.12%, dated 9/30/15 to be repurchased at $464,080 on 10/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 5/15/18 - 10/1/45, with a value of $63,180,689.(c)	$464,080
464,080	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $28,682,369 with a maturity value of $28,682,457) with BNP Paribas Securities Corp, 0.11%, dated 9/30/15 to be repurchased at $464,080 on 10/1/15 collateralized by various U.S. Government Agency securities, 0.25% - 7.50%, 8/1/16 - 10/1/45, with a value of $29,256,052.(c)	464,080
97,694	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $3,897,715 with a maturity value of $3,897,724) with BNP Paribas Securities Corp, 0.08%, dated 9/30/15 to be repurchased at $97,694 on 10/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/12/15 - 2/15/44, with a value of $3,975,669.(c)	97,694
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of September 30, 2015 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$464,080	Undivided interest of 2.66% in a repurchase agreement (principal amount/value $17,461,733 with a maturity value of $17,461,782) with RBC Capital Markets Corp, 0.10%, dated 9/30/15 to be repurchased at $464,080 on 10/1/15 collateralized by various U.S. Government Agency securities, 1.88% - 7.00%, 4/20/25 - 5/20/65, with a value of $17,810,968.(c)
$ 464,080
SHORT TERM INVESTMENTS — 3.74% (Cost $1,954,014)	$ 1,954,014
TOTAL INVESTMENTS — 103.59% (Cost $53,763,620)	$54,072,476
OTHER ASSETS & LIABILITIES, NET — (3.59)%	$ (1,874,121)
TOTAL NET ASSETS — 100.00%	$52,198,355
(a)	All or a portion of the security is on loan at September 30, 2015.
(b)	Rate shown is the 7-day yield as of September 30, 2015.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

September 30, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interst rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2015

As of September 30, 2015, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Federal Income Taxes
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of September 30, 2015 were as follows:
Federal tax cost of investments	$53,808,198
Gross unrealized appreciation on investments	1,877,147
Gross unrealized depreciation on investments	(1,612,869)
Net unrealized appreciation on investments	$ 264,278

September 30, 2015

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund. F Murphy III
Edmund F. Murphy III
President & Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund. F Murphy III
Edmund F. Murphy III
President & Chief Executive Officer

Date:	November 20, 2015

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	November 20, 2015